As filed with the Securities and Exchange	Registration No. 033-34370*
Commission on April 19, 2012	Registration No. 811-02512

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N -4

Post -Effective Amendment No. 66
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and
Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account B
(Exact Name of Registrant)
of

ING LIFE INSURANCE AND ANNUITY COMPANY
(Name of Depositor)

One Orange Way
Windsor, Connecticut 06095-4774
(860) 580-4646
(Address and Telephone Number of Depositor’s Principal Office)

Nicholas Morinigo, Esq.
ING Americas (U.S. Legal Services)
1475 Dunwoody Drive, West Chester, PA 19380-1478
(610) 425-3447
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of the Registration
Statement

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on April 30, 2012, pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ____________, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-
effective amendment

Title of Securities Being Registered: Group or Individual Deferred Variable Annuity Contracts
* Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the following earlier Registration Statement: 33-87932.

PART A

SUPPLEMENT Dated April 30, 2012
To The Prospectus Dated April 30, 2012

ING Marathon Plus

Issued By ING Life Insurance and Annuity Company
Through Its Variable Annuity Account B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our
Customer Contact Center at 1-800-531-4547.

Important Information Regarding Upcoming Fund Reorganizations

On January 12, 2012, the Board of Trustees of ING Investors Trust approved a proposal to reorganize the following
“Merging Portfolios” with and into the following “Surviving Portfolios”:

Merging Portfolios	Surviving Portfolios
ING American Funds Growth Portfolio	ING Large Cap Growth Portfolio (Class I)
ING Artio Foreign Portfolio (Class S)	ING Templeton Foreign Equity Portfolio (Class I)

Subject to shareholder approval, each reorganization is expected to take place on or about July 21, 2012 (the
“Reorganization Date”), resulting in a shareholder of a given Merging Portfolio becoming a shareholder of the corresponding Surviving Portfolio. Each shareholder will thereafter hold shares of the Surviving Portfolio having equal aggregate value as shares of the Merging Portfolio, and the Merging Portfolios will no longer be available under the contract.

Prior to the Reorganization Date, you may reallocate your contract value in the Merging Portfolio to another investment portfolio currently available under the contract. This reallocation will neither count as a transfer for purposes of our Excessive Trading Policy nor be subject to a transfer charge under the contract. Contract value remaining in the Merging Portfolio on the Reorganization Date will be placed in the Surviving Portfolio. You may provide alternative instructions by calling our Customer Service Center at the number above.

As of the effective date noted above, any references in the prospectus to the Merging Portfolios as being available under the contract are deleted.

April 2012

ING Life Insurance and Annuity Company
Variable Annuity Account B of ING Life Insurance and Annuity Company

Deferred Variable Annuity Contract

ING MARATHON PLUS

April 30, 2012

The Contracts. The contracts described in this prospectus are group or individual “Marathon Plus” deferred variable annuity contracts issued by ING Life Insurance and Annuity Company (the “Company,” “we,” “us,” “our”).
They are issued to you, the contract holder, as either a nonqualified deferred annuity; a qualified individual retirement annuity (“IRA”) under section 408(b) of the Internal Revenue Code of 1986, as amended (“Tax Code”); a qualified Roth IRA under section 408A of the Tax Code; or as a qualified contract for use with certain employer sponsored retirement plans. Prior to May 1, 1998, the contracts were available as tax-deferred annuities as described under section 401(a) of the Tax Code. The contracts are not available as SIMPLE IRAs under Tax Code section
408(p). We do not currently offer this contract for sale to new purchasers.

Why Reading this Prospectus Is Important. This prospectus contains facts about the contracts and their investment options that you should know before purchasing. This information will help you decide if the contracts are right for you. Please read this prospectus carefully.

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity
Account B (the “separate account”), a separate account of the Company. Each subaccount invests in one of the mutual funds listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

The Funds. Information about the funds in which the subaccounts invest is located in Appendix III - Description of
Underlying Funds and in each fund prospectus. A prospectus containing more information on each Underlying Fund may be obtained by calling our Customer Service Center at 1-800-531-4547. You may also obtain a prospectus or
SAI for any of the funds by calling that number. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference. If you received a summary prospectus for any of the funds available through your contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Getting Additional Information. You may obtain free of charge the April 30, 2012, Statement of Additional
Information (“SAI”) about the separate account by indicating your request on your application or calling us at
1-800-531-4547. You may also obtain free of charge the most recent annual and/or quarterly report of ING Life
Insurance and Annuity Company by calling us at that number. The Securities and Exchange Commission (“SEC”)
also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the EDGAR Database on the SEC website,
www.sec.gov, or at the SEC Public Reference Room in Washington, D.C. You may call 1-202-942-8090 or
1-800-SEC-0330 to get information about the operations of the Public Reference Room. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an email request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, 100 F Street, N.E., Room
1580, Washington, D.C. 20549-0102. The SAI table of contents is listed in this prospectus. The SAI is incorporated into this prospectus by reference.

ILIAC Marathon Plus – INGMARP

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus.
Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

Fixed Interest Options.

· ILIAC Guaranteed Account (the “Guaranteed Account”)
· Fixed Account

Except as specifically mentioned, this prospectus describes only the investment options offered through the separate account. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate
Guaranteed Account prospectus. To obtain a copy, write to our Customer Service Center at P.O. Box 9271, Des
Moines, Iowa 50306-9271 or call 1-800 531-4547, or access the SEC’s website (www.sec.gov).

Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state.

These contracts are not deposits with, obligations of or guaranteed by any bank, nor are they insured by the FDIC.
The contracts are subject to investment risk, including the possible loss of the principal amount of your investment.

We pay compensation to broker/dealers whose registered representatives sell the contract. See “Other Topics
– Contract Distribution,” for further information about the amount of compensation we pay.

The investment portfolios are listed on the next page.

ILIAC Marathon Plus – INGMARP

The investment portfolios available under your contract are:

	Calvert VP SRI Balanced Portfolio	ING Large Cap Growth Portfolio (Class I)
	Fidelity® VIP Contrafund® Portfolio (Class I)	ING Large Cap Value Portfolio (Class S)
	Fidelity® VIP Equity-Income Portfolio (Class I)	ING Marsico Growth Portfolio (Class S)
	Fidelity® VIP Index 500 Portfolio (Class I)	ING MFS Total Return Portfolio (Class I)
	ING American Funds Asset Allocation Portfolio*	ING MidCap Opportunities Portfolio (Class S)
	ING American Funds Growth Portfolio*(1)	ING Money Market Portfolio (Class I)
	ING American Funds International Portfolio*	ING Oppenheimer Global Portfolio (Class I)
	ING American Funds World Allocation Portfolio*	ING PIMCO High Yield Portfolio (Class S)
	ING Artio Foreign Portfolio (Class S)(1)	ING PIMCO Total Return Bond Portfolio (Class S)
	ING Balanced Portfolio (Class I)	ING Pioneer High Yield Portfolio (Class I)
	ING Baron Growth Portfolio (Class S)(2)	ING Retirement Conservative Portfolio (Class ADV)*
	ING BlackRock Inflation Protected Bond Portfolio (Class S)	ING Retirement Growth Portfolio (Class ADV)*
	ING BlackRock Large Cap Growth Portfolio (Class I)	ING Retirement Moderate Growth Portfolio (Class ADV)*
	ING BlackRock Science and Technology Opportunities	ING Retirement Moderate Portfolio (Class ADV)*
	Portfolio (Class I)	ING RussellTM Large Cap Growth Index Portfolio (Class I)
	ING FMRSM Diversified Mid Cap Portfolio (Class I)	ING RussellTM Large Cap Index Portfolio (Class I)
	ING Franklin Income Portfolio (Class S)	ING RussellTM Large Cap Value Index Portfolio (Class S)
	ING Franklin Mutual Shares Portfolio (Class S)	ING Small Company Portfolio (Class I)
	ING Franklin Templeton Founding Strategy Portfolio	ING SmallCap Opportunities Portfolio (Class S)
	(Class S)*	ING Strategic Allocation Conservative Portfolio (Class I)*
	ING Global Bond Portfolio (Class I)	ING Strategic Allocation Growth Portfolio (Class I)*
	ING Growth and Income Portfolio (Class I)	ING Strategic Allocation Moderate Portfolio (Class I)*
	ING Index Plus LargeCap Portfolio (Class I)	ING Templeton Foreign Equity Portfolio (Class I)
	ING Intermediate Bond Portfolio (Class I)	ING Thornburg Value Portfolio (Class I)
	ING International Index Portfolio (Class I)	ING T. Rowe Price Capital Appreciation Portfolio (Class S)
	ING Invesco Van Kampen Equity and Income Portfolio	ING T. Rowe Price Diversified Mid Cap Growth Portfolio
	(Class I)	(Class I)
	ING JPMorgan Emerging Markets Equity Portfolio (Class I)	ING T. Rowe Price Growth Equity Portfolio (Class I)
	ING JPMorgan Small Cap Core Equity Portfolio (Class I)	ING UBS U.S. Large Cap Equity Portfolio (Class I)

These investment portfolios comprise the subaccounts open to new premiums and transfers. More information can be found in the appendices. Appendix III highlights each portfolio’s investment objective and adviser (and any subadviser or consultant), as well as indicates recent portfolio changes. See “Appendix IV” for all subaccounts and valuation information.

*	These investment portfolios are offered in a “Master-Feeder” or “Fund of Funds” structure. See “Investment Options –
Mutual Fund (Fund) Descriptions” and “Fund Expenses” for more information about these investment portfolios.
(1)	This fund is closed to further investments as of April 30, 2012.
(2)	This fund has changed its name to the name listed above. See “Appendix III – Descriptions of Underlying Funds” for a
complete list of former and current fund names since your last prospectus supplement.

ILIAC Marathon Plus – INGMARP

CONTRACT OVERVIEW

The following is intended as a summary. Please read each section of this prospectus for additional detail.

Questions:

Contacting the Company. To answer your questions, contact your sales representative or write or call our
Customer Service Center at:

ING
P.O. Box 9271
Des Moines, IA 50306-9271
1-800-531-4547

Sending Forms and Written Requests in Good Order. If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in “good order.” We can only act upon requests that are received in good order.

Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

Sending Additional Purchase Payments. Use the following addresses when sending additional purchase payments.

If using the U.S. Postal Service:	If using express mail:
ING	ING
Attn: Customer Service Center	Attn: Customer Service Center
P.O. Box 9271	909 Locust Street
Des Moines, IA 50306-9271	Des Moines, IA 50309-2899

Express mail packages should not be sent to the P.O. Box address.

Contract Design:

The contract described in this prospectus is a group or individual deferred variable annuity contract. It is intended to be a retirement savings vehicle that offers a variety of investment options to help meet long-term financial goals.
The term “contract” in this prospectus refers to individual contracts and to certificates issued under group contracts.

Contract Facts:

Free Look/Right to Cancel. You may cancel your contract within ten days (some states require more than ten days)
of receipt. See “Right To Cancel.”

Death Benefit. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. Any death benefit during the income phase will depend upon the income phase payment option selected. See
“Death Benefit” and “The Income Phase.”

Withdrawals. During the accumulation phase you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See “Withdrawals.” Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. See “Appendix I.”

Systematic Distribution Options. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See “Systematic Distribution Options.”

Fees and Expenses. Certain fees and expenses are deducted from the value of your contract. See “Fee Table” and
“Fees.”

ILIAC Marathon Plus – INGMARP	1

Taxation. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs, 401(a) and 457 plans) also defer payment of taxes on earnings until they are withdrawn. If you are considering funding a tax-qualified retirement arrangement with an annuity contract, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.

Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See
“Federal Tax Considerations.”

Use of an Annuity Contract in an IRA or other Qualified Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of an Individual
Retirement Account or other qualified retirement account, an annuity contract is not necessary to obtain this favorable tax treatment. However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your sales representative taking into account the additional fees and expenses you may incur in an annuity. See “Purchase and Rights.”

CONTRACT PHASES

I. The Accumulation Phase (accumulating dollars under your contract)

STEP 1: You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment. If you elected the premium bonus option we will also credit your account with a premium bonus.

STEP 2: You direct us to invest your purchase payment and the premium bonus, if applicable, in one or more of the following investment options:

· Fixed Interest Options; or
· Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity
Account B. Each one invests in a specific mutual fund.)

STEP 3: Each subaccount you select purchases shares of its assigned fund.

II. The Income Phase (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract you may select from the options available. The contract offers several income phase payment options (see “The Income Phase”). In general, you may:

· Receive income phase payments for a specified period of time or for life;

· Receive income phase payments monthly, quarterly, semi-annually or annually;

· Select an income phase payment option that provides for payments to your beneficiary; or

· Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

ILIAC Marathon Plus – INGMARP 2

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted. See “The Income Phase” for the different fees that may apply after you begin receiving payments under the contract.

Maximum Transaction Fees:

Early Withdrawal Charge
(As a percentage of payments withdrawn.)

Contracts Issued Outside of the State of New York
Contracts Other Than Roth IRA Contracts:
Years from Receipt
of Purchase Payment	Early Withdrawal Charge
Less than 2	7%
2 or more but less than 4	6%
4 or more but less than 5	5%
5 or more but less than 6	4%
6 or more but less than 7	3%
7 or more	0%
Roth IRA Contracts[1]
Completed Account Years	Early Withdrawal Charge
Less than 1	5%
1 or more but less than 2	4%
2 or more but less than 3	3%
3 or more but less than 4	2%
4 or more but less than 5	1%
5 or more	0%

1	If the purchase payment is a rollover from another contract issued by us or one of our affiliates and the early withdrawal charge was waived, the early withdrawal charge will be based on the number of completed account years since the date of the initial payment to the former contract.

Contracts Issued in the State of New York:
Years from Receipt
of Purchase Payment	Early Withdrawal Charge
Less than 1	7%
1 or more but less than 2	6%
2 or more but less than 3	5%
3 or more but less than 4	4%
4 or more but less than 5	3%
5 or more but less than 6	2%
6 or more but less than 7	1%
7 or more	0%

Annual Maintenance Fee	$30.00[2]
Transfer Charge	$0.00[3]
Overnight Charge	$20.00[4]
2	The annual maintenance fee will be waived if your account value is $50,000 or greater on the date this fee is due. See “Fees -
Transaction Fees - Annual Maintenance Fee.”
3	During the accumulation phase we currently allow you 12 free transfers each calendar year. We reserve the right to charge
$10 for each additional transfer. We currently do not impose this charge.
4	You may choose to have this charge deducted from the amount of a withdrawal you would like sent to you by overnight delivery.

ILIAC Marathon Plus – INGMARP	3

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

Fees Deducted from Investments in the Separate Account

Amount During the Accumulation Phase.
(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

Contracts Issued Outside of the State of New York

·	Other than Roth IRA Contracts Issued before May 1, 1998
Mortality and Expense Risk Charge	1.25%[5]
Administrative Expense Charge	0.15%
Total Separate Account Expenses*	1.40%

·	Roth IRA Contracts and Contracts Issued on or after May 1, 1998
Mortality and Expense Risk Charge	1.10%[5]
Administrative Expense Charge	0.15%
Total Separate Account Expenses*	1.25%

Contracts Issued in New York

· All Contracts
Mortality and Expense Risk Charge	1.25%[5]
Administrative Expense Charge	0.15%
Total Separate Account Expenses*	1.40%

GET Fund Guarantee Charge*	0.50%

* For investments in the ING GET U.S. Core Portfolio subaccount, an additional 0.50% guarantee charge will be made. The
GET Fund guarantee charges applies during each guarantee period to amounts invested in the GET Fund investment option only. See “Investment Options – Variable Investment Options” for additional information. Effective June 21, 2007, no new series of the GET Fund are available.

Amount During the Income Phase.
(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

· All Contracts
Mortality and Expense Risk Charge	1.25%[5]
Administrative Expense Charge	0.00% - 0.25%[6]
Total Separate Account Expenses	1.25% - 1.50%

5 Under certain contracts the mortality and expense risk charge during the accumulation period may be reduced. See “Fees -
Fees Deducted from Investments in the Separate Account - Mortality and Expense Risk Charge.”
6 We currently do not deduct an administrative expense charge during the income phase; however, we reserve the right to deduct the daily charge of not more than 0.25% per year. See “The Income Phase - Charges Deducted.”

ILIAC Marathon Plus – INGMARP	4

Fees Deducted by the Funds

The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the Trust or Fund’s most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund.

Total Annual Trust or Fund Operating Expenses				Minimum	Maximum
(expenses that are deducted from Trust or Fund assets, including
management fees, distribution and/or service (12b-1) fees[1], and				0.10%	1.31%
other expenses):

1 The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets.
Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See “Fees – Fund Expenses” for additional information.

Examples

These examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, applicable to each type of contract, contract fees, separate account annual expenses, and Trust or Fund fees and expenses. The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the contracts and of any of the Trusts or Funds without taking into account any fee waiver or expense reimbursement arrangements that may apply.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

For Contracts Other Than Roth IRA Contract Issued Outside of the State of New York

1)	If you withdraw your entire account value at the end of the applicable time period:
1	year	3 years	5 years	10 years
$963		$1,407	$1,878	$2,927
2)	If you do not withdraw your entire account value or if you select an income phase
	payment option at the end of the applicable time period:*
1	year	3 years	5 years	10 years
$263		$807	$1,378	$2,927

* This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example 1).

ILIAC Marathon Plus – INGMARP		5

For Contracts Issued In the State of New York

1)	If you withdraw your entire account value at the end of the applicable time period:
	1 year	3 years	5 years	10 years
	$977	$1,349	$1,747	$3,063
2)	If you do not withdraw your entire account value or if you select an income phase
	payment option at the end of the applicable time period:*
	1 year	3 years	5 years	10 years
	$277	$849	$1,447	$3,063

* This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example 1).

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. Please refer to the fund prospectuses for more information and to learn more about additional factors.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The
Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. Please see “Fees - Fund
Expenses” for more information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. Please see “Fees – Fund Expenses” for more information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix IV of this prospectus, we provide condensed financial information about the Variable Annuity Account B (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract.

ILIAC Marathon Plus – INGMARP			6

INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity
Account B (the “separate account”), a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

· Mutual Fund (Fund) Descriptions: We provide brief descriptions of the funds in Appendix III.
Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the
Investment Company Act of 1940. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Customer Service Center at the address and phone number listed in “Contract Overview - Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Room. If you received a summary prospectus for any of the funds available through your contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus.

Certain funds offered in a “Master-Feeder” or “Fund of Funds” structure may have higher fees and expenses than a fund that invests directly in debt and equity securities.
· ING GET U.S. Core Portfolio (formerly known as, and referred to herein as, “GET Fund”). A GET
Fund series may be available during the accumulation phase of the contract. We make a guarantee, as described below, when you allocate money into a GET Fund series. Each GET Fund series has an offering period of six months which precedes the guarantee period. The GET Fund investment option may not be available under your contract or in your state. Effective June 21, 2007, no new series of the GET Fund are available.

Various series of the GET Fund may be offered from time to time, and additional charges will apply if you elect to invest in one of these series. The Company makes a guarantee when you direct money into a GET Fund series. We guarantee that the value of an accumulation unit of the GET Fund subaccount for that series under the contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the GET Fund series as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET Fund subaccount for that series. The value of dividends and distributions made by the GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET Fund investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund’s minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from a GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable. The GET Fund subaccount is not available for the dollar cost averaging program or the account rebalancing program.

Before the maturity date, we will send a notice to each contract owner who has allocated amounts to the GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET Fund series amounts. If you do not make a choice, on the maturity date we will transfer your
GET Fund series amounts to another available series of the GET Fund that is then accepting deposits. If no GET
Fund series is then available, we will transfer your GET Fund series amounts to the fund or funds that we designate.

ILIAC Marathon Plus – INGMARP 7

Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the GET Fund investment option, including charges and expenses.

Fixed Interest Options. If available in your state, the fixed interest option is the ILIAC Guaranteed Account (the
“Guaranteed Account”) or the Fixed Account. The Guaranteed Account offers certain guaranteed minimum interest rates for a stated period of time. Amounts must remain in the Guaranteed Account for specific periods to receive the quoted interest rates, or a market value adjustment will be applied. The market value adjustment may be positive or negative. The Fixed Account guarantees payment of the minimum interest rate specified in the contract. The Fixed
Account is only available in certain states. For a description of these options, see “Appendices I and II” and the
Guaranteed Account prospectus.

Selecting Investment Options

· Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

· Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

· Be informed. Read this prospectus, the fund prospectuses, the Guaranteed Account and Fixed Account appendices and the Guaranteed Account prospectus.

Limits on Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

Limits on How Many Investment Options You May Select. Although there is currently no limit, we reserve the right to limit the number of investment options you may select at any one time or during the life of the contract. For purposes of determining any limit, each subaccount and each guaranteed term of the Guaranteed Account, or an investment in the Fixed Account in certain contracts where the Guaranteed Account is not available, will be considered an option.

Additional Risks of Investing in the Funds (Mixed and Shared Funding). “Shared funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

“Mixed funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

· Shared - bought by more than one company
· Mixed - bought for annuities and life insurance

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

ILIAC Marathon Plus – INGMARP 8

TRANSFERS AMONG INVESTMENT OPTIONS (EXCESSIVE TRADING POLICY)

You may transfer amounts among the available subaccounts. During the accumulation phase we allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. During the income phase, if approved in your state, transfers are limited to four per year and allowed only if you select variable payments.

Transfers from the Guaranteed Account are subject to certain restrictions and may be subject to a market value adjustment. Transfers from the Fixed Account are subject to certain restrictions, and transfers into the Fixed
Account from any of the other investment options are not allowed. Transfers must be made in accordance with the terms of your contract.

Transfer Requests. Requests may be made in writing, by telephone or, where applicable, electronically.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

· Increased trading and transaction costs;
· Forced and unplanned portfolio turnover;
· Lost opportunity costs; and
· Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products, have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

· Meets or exceeds our current definition of Excessive Trading, as defined below; or
· Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define Excessive Trading as:

· More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or
· Six round-trips involving the same fund within a twelve month period.

ILIAC Marathon Plus – INGMARP 9

The following transactions are excluded when determining whether trading activity is excessive:

· Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
· Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;
· Purchases and sales of fund shares in the amount of $5,000 or less;
· Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
· Transactions initiated by us, another member of the ING family of insurance companies or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice
Response Unit (VRU), telephone calls to the ING Customer Service Center, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip in the prior twelve month period will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of the warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those which involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic
Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

ILIAC Marathon Plus – INGMARP 10

We do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading
Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

Limits Imposed by the Underlying Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of insurance companies, either by prospectus or stated contract, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of premium or contract value to the fund or all funds within the fund family.

Value of Your Transferred Dollars. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Customer
Service Center or, if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transactions: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures.
These include recording calls on our toll-free telephone lines and requiring use of a personal identification number
(PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential.
Please be advised that the risk of a fraudulent transaction is increased with telephone or electronic transactions (for example, a facsimile withdrawal request form), even if appropriate identifying information is provided. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

The Dollar Cost Averaging Program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain subaccounts, the Guaranteed Account or Fixed Account to any of the other subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from a guaranteed term of the Guaranteed Account during participation in the dollar cost averaging program. If such participation is

ILIAC Marathon Plus – INGMARP	11

discontinued, we will automatically transfer the remaining balance in that guaranteed term to another guaranteed term of the same duration, unless you initiate a transfer into another investment option. In either case a market value adjustment will apply. See “Appendix III” for more information about dollar cost averaging from the Guaranteed
Account. If dollar cost averaging is stopped with respect to amounts invested in the Fixed Account, the remaining balance will be transferred to the money market subaccount.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each calendar year. For additional information about this program, contact your sales representative or call us at the number listed in “Contract Overview - Questions: Contacting the Company.”

In certain states purchase payments allocated to the Fixed Account may require participation in the dollar cost averaging program.

The Account Rebalancing Program. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced.
We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. You may participate in this program by completing the account rebalancing section of your application or by contacting us at the address and/or number listed in “Contract
Overview - Questions: Contacting the Company.”

PURCHASE AND RIGHTS

How to Purchase: Please note that this contract is no longer available for purchase, although you may continue to make purchase payments under existing contracts. We and our affiliates offer various other products with different features and terms than these contracts that may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative.

· Individual Contracts. In some states, where group contracts are not available, you may purchase the contract directly from us by completing an application and delivering it and your initial purchase payment to us. Upon our approval we will issue you a contract and set up an account for you under the contract.

· Group Contracts. In most states we have distributors, usually broker-dealers or banks, who hold the contract as a group contract (see “Other Topics - Contract Distribution”). You may purchase an interest (or, in other words, participate) in the group contract by contacting a distributor and completing an application and delivering it with your initial purchase payment to that distributor. Upon our approval, we will set up an account for you under the group contract and issue you a certificate showing your rights under the contract.

· Joint Contracts (generally spouses). For a nonqualified contract, you may participate in a group contract as a joint contract holder. References to “contract holder” in this prospectus mean both contract holders under joint contracts. Tax law prohibits the purchase of qualified contracts by joint contract holders.

ILIAC Marathon Plus – INGMARP 12

Factors to Consider in the Purchase Decision. You should discuss you decision to purchase a contract with your sales representative. You should understand the investment options it provides, its other features, the risks and potential benefits it includes, and the fees and expenses you will incur. You should take note of the following issues, among others:

1	.	Long-Term Investment - This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. Early withdrawals may cause you to incur surrender charges and/or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not buy this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½.

2	.	Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not buy this contract in order to invest in these options if you cannot risk getting back less money than you put in.

3. Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides.
In some cases, you have the option to elect certain benefits that carry additional charges. As you consider this contract, you should determine the value that these various benefits and features have for you, taking into account the charges for those features.

4	.	Exchanges - If this contract will be a replacement for another annuity contract, you should compare the two contracts carefully. You should consider whether any additional benefits under this contract justify any increased charges that might apply. Also, be sure to talk to your sales representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Maximum Issue Age. The maximum issue age for you and the annuitant (if you are not the annuitant) on the date we establish your account is 90 (age 85 for those contracts issued in New York and Pennsylvania).

Your Rights Under the Contract

·		Individual Contracts. You have all contract rights.

·		Group Contracts. The holder of the group contract has title to the contract and, generally, only the right to accept or reject any modifications to the contract. You have all other rights to your account under the contract.

·		Joint Contracts. Joint contract holders have equal rights under the contract with respect to their account. All rights under the contract must be exercised by both joint contract holders with the exception of transfers among investment options. See the “Death Benefit” section for the rights of the surviving joint contract holder upon the death of a joint contract holder prior to the income phase start date.

Purchase Payment Methods. The following purchase payment methods are allowed:

·		One lump sum;
·		Periodic payments; or
·		Transfer or rollover from a pre-existing retirement plan or account.*

We reserve the right to reject any payments to a prospective or existing account without advance notice.

* In some states an IRA contract can only accept a lump-sum, rollover payment.

ILIAC Marathon Plus – INGMARP		13

Purchase Payment Amounts.
The minimum initial purchase payment amounts are as follows:

	Nonqualified	Qualified

Minimum Initial Purchase Payment	$5,000	$1,500

Additional purchase payments must be at least $50 (we may change this amount from time to time). A purchase payment of more than $1,500,000 will be allowed only with our consent.

Acceptance or Rejection of Your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

Anti-Money Laundering. In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA
PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers’
identities are properly verified and that premiums and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require policy owners, insured persons and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of premium payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000.00, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment and not issuing the Contract.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Allocating Purchase Payments to the Investment Options. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the
“Investment Options” section.

RIGHT TO CANCEL

When and How to Cancel. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our Customer Service Center along with a written notice of cancellation.

Refunds. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise or unless you purchased an IRA, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those purchase payments allocated among the subaccounts. In other words, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. If your state requires or if you purchased an IRA, we will refund all purchase payments made.

ILIAC Marathon Plus – INGMARP	14

If the purchase payments for your canceled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

FEES

The following repeats and adds to information provided in the “Fee Table” section. Please review both sections for information on fees.

TRANSACTION FEES

Early Withdrawal Charge
Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

Amount. A percentage of the purchase payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.

Early Withdrawal Charge Schedules

CONTRACTS ISSUED OUTSIDE OF THE STATE OF NEW YORK

Contracts Other Than Roth IRA Contracts

Years from Receipt	Early Withdrawal
of Purchase Payment	Charge
Less than 2	7%
2 or more but less than 4	6%
4 or more but less than 5	5%
5 or more but less than 6	4%
6 or more but less than 7	3%
7 or more	0%
Roth IRA Contracts[1]

Completed	Early Withdrawal
Account Years	Charge
Less than 1	5%
1 or more but less than 2	4%
2 or more but less than 3	3%
3 or more but less than 4	2%
4 or more but less than 5	1%
5 or more	0%
CONTRACTS ISSUED IN THE STATE OF NEW YORK

Years from Receipt	Early Withdrawal
of Purchase Payment	Charge
Less than 1	7%
1 or more but less than 2	6%
2 or more but less than 3	5%
3 or more but less than 4	4%
4 or more but less than 5	3%
5 of more but less than 6	2%
6 or more but less than 7	1%
7 or more	0%

1 If the purchase payment is a rollover from another contract issued by us or one of our affiliates and the early withdrawal charge has been waived, the early withdrawal charge will be based on the number of completed account years since the date of the initial purchase payment to the former contract.

ILIAC Marathon Plus – INGMARP	15

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

First In, First Out. The early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account
(first in) is the first you withdraw (first out).

For example: For contracts other than Roth IRAs issued outside of New York, we calculate the early withdrawal charge based on the number of years since the purchase payment was received. If your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 6% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

For Roth IRAs, we calculate the early withdrawal charge based on the number of completed account years. If three years have elapsed since your initial purchase payment was made, we will deduct an early withdrawal charge equal to 2% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

Free Withdrawals. There is no early withdrawal charge if, during each calendar year, the amount withdrawn is
10% or less (for contracts issued in New York, 15% or less on the first withdrawal each calendar year after the first account year) than:

· Your account value as of the last valuation day of the preceding calendar year or the date of your first purchase payment, whichever is later (if approved in your state); or

· Your account value on the next valuation day after we receive your withdrawal request.

The free withdrawal amount will be adjusted for amounts withdrawn under a systematic distribution option or taken as a required minimum distribution during the calendar year.

Waiver. The early withdrawal charge is waived for purchase payments withdrawn if the withdrawal is:

· Used to provide income phase payments to you;

· Paid due to the annuitant’s death during the accumulation phase in an amount up to the sum of purchase payments made, minus the total of all partial withdrawals, amounts applied to an income phase payment option and deductions made prior to the annuitant’s death;

· Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months;

· Taken because of the election of a systematic distribution option but, with respect to the Systematic
Withdrawal Option (SWO) and the Life Expectancy Option (LEO), only to the extent that the amount taken is 10% or less (15% or less for contracts issued in the State of New York) of your account value on the later of the date we established your account or the most recent anniversary of that date (see “Systematic
Distribution Options”);

· Applied as a rollover to certain Roth IRAs issued by us or an affiliate;

ILIAC Marathon Plus – INGMARP 16

· If approved in your state, taken under a qualified contract, when the amount withdrawn is equal to the minimum distribution required by the Tax Code for your account calculated using a method permitted under the Tax Code and agreed to by us (including required minimum distributions using the Estate
Conservation Option (ECO) systematic distribution option); or
· Paid upon termination of your account by us (see “Other Topics - Involuntary Terminations”).

Nursing Home Waiver. You may withdraw all or a portion of your account value without an early withdrawal charge if:
· More than one year has elapsed since the account effective date;
· The withdrawal is requested within three years of the annuitant’s admission to a licensed nursing care facility (in New Hampshire non-licensed facilities are included); and
· The annuitant has spent at least 45 consecutive days in such nursing care facility.

We will not waive the early withdrawal charge if the annuitant was in a nursing care facility on the date we established your account. It will also not apply if otherwise prohibited by state law.

Annual Maintenance Fee

Maximum Amount. $30.00

When/How. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal. It is deducted proportionally from each investment option.

Purpose. This fee reimburses us for our administrative expenses related to the establishment and maintenance of your account.

Elimination. We will not deduct the annual maintenance fee if your account value is $50,000 or more on the date this fee is to be deducted.

Transfer Charge
Amount. During the accumulation phase we currently allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

Overnight Charge. You may choose to have this $20 charge for overnight delivery deducted from the amount of a withdrawal you would like sent to you by overnight delivery.
Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

ILIAC Marathon Plus – INGMARP 17

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

Mortality and Expense Risk Charge
Maximum Amount. During the accumulation phase the amount of this charge depends upon which contract you purchase. The amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

Contracts Issued Outside of the State of New York
· Contracts other than Roth IRAs Issued before May 1, 1998	1.25%
· Contracts Issued on or after May 1, 1998, and all Roth IRA Contracts	1.10%
Contracts Issued in the State of New York
· All Contracts	1.25%
During the income phase this charge, on an annual basis, is equal to 1.25% of amounts held in the subaccounts. See
“The Income Phase – Charges Deducted.”

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option.

Purpose. This charge compensates us for the mortality and expense risks we assume under the contract.
·	The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract.
·	The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

Administrative Expense Charge

Maximum Amount. During the accumulation phase the amount of this charge, on an annual basis, is equal to
0.15% of your account value invested in the subaccounts. There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25%
during the income phase.

When/How. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select.
We do not deduct this charge from the fixed interest options. This charge may be assessed during the accumulation phase or the income phase. If we are currently imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

Purpose. This charge helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. This charge is not intended to exceed the average expected cost of administering the contract. We do not expect to make a profit from this charge.

ING GET U.S. Core Portfolio Guarantee Charge
Maximum Amount. 0.50%, but only if you elect to invest in the GET Fund investment option.
When/How. We deduct this charge daily during the guarantee period from amounts allocated to the GET Fund investment option.

ILIAC Marathon Plus – INGMARP 18

Purpose. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the GET
Fund subaccount. See “Investment Options-Variable Investment Options.

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, annual maintenance fee, mortality and expense risk charge or administrative expense charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

· The size and type of group to whom the contract is offered;

· The amount of expected purchase payments;

· A prior or existing relationship with the Company, such as being an employee or former employee of the
Company or one of our affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates or transferring amounts held under qualified retirement plans sponsored by us or one of our affiliates;

· The type and frequency of administrative and sales services provided; or

· The level of annual maintenance fees and early withdrawal charges.

In the case of an exchange of another contract issued by us or one of our affiliates where the early withdrawal charge has been waived, the early withdrawal charge for certain contracts offered by this prospectus may be determined based on the dates purchase payments were received in the prior contract.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

FUND EXPENSES

As shown in the fund prospectuses, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

The company may receive substantial revenue from each of the funds or from the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC or another company affiliate, generate the largest dollar amount of revenue for the company. Affiliated funds may also be subadvised by a company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the company. The company expects to make a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

ILIAC Marathon Plus – INGMARP 19

Types of Revenue Received from Affiliated Funds.

The types of revenue received by the company from affiliated funds may include:

· A share of the management fee deducted from fund assets;

· Service fees that are deducted from fund assets;

· For certain share classes, compensation paid out of 12b-1 fees that are deducted from fund assets; and

· Other revenues that may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue may be retained by the affiliated investment adviser and ultimately shared with the company. The company receives additional amounts related to affiliated funds in the form of intercompany payments from the fund’s investment adviser or the investment adviser’s parent. These revenues provide the company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Types of Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The types of revenues received by the company or its affiliates from unaffiliated funds include:

· For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets;
and

· Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the contract.

These revenues are received as cash payments, and if the unaffiliated fund families currently offered through the contract that made cash payments to us were individually ranked according to the total amount they paid to the company or its affiliates in 2011, that ranking would be as follows:

· Fidelity Investments®
· Calvert Funds

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the company or its affiliates in 2011, the affiliated funds would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser

ILIAC Marathon Plus – INGMARP 20

or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel and opportunity to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “Master-Feeder” or “Fund of Funds.” Funds offered in a Master-Feeder structure
(such as the ING American Funds Portfolios) or “Fund of Funds” structure (such as the ING Strategic Allocation
Portfolios) may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated funds as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. The “master-
feeder” and “fund of funds” available under the contract are identified in the list of investment portfolios toward the front of this prospectus.

Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. For more information, please see “Other Topics – Contract Distribution.”

PREMIUM AND OTHER TAXES

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See
“Federal Tax Considerations.”

YOUR ACCOUNT VALUE

During the accumulation phase your account value at any given time equals:

· The current dollar value of amounts invested in the subaccounts; plus
· The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

Subaccount Accumulation Units. When you select a fund as an investment option, your account dollars invest in
“accumulation units” of the Variable Annuity Account B subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “accumulation unit value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge and the administrative expense charge (if any) and, for amounts allocated to the ING GET U.S. Core Portfolio subaccount only, the GET
Fund guarantee charge. We discuss these deductions in more detail in “Fee Table” and “Fees.”

ILIAC Marathon Plus – INGMARP 21

Valuation. We determine the AUV every normal business day after the close of the New York Stock Exchange
(normally at 4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

·	The net assets of the fund held by the subaccount as of the current valuation; minus

·	The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

·	Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

·	The total value of the subaccount’s units at the preceding valuation; minus

·	A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees deducted from investments in the separate account, such as guarantee charges for the ING
GET U.S. Core Portfolio. See “Fees.”

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock
Exchange (normally at 4:00 p.m. Eastern Time) are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

Step 1:		You make an initial purchase payment of $5,000.

Step 2:

	A.	You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of
Subaccount A ($3,000 divided by the current $10 AUV).
	B.	You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units of
Subaccount B ($2,000 divided by the current $20 AUV).

Step 3:		The separate account purchases shares of the applicable funds at the then current market value (net asset value or NAV).

Each fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in “Purchase and Rights.” Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day.

ILIAC Marathon Plus – INGMARP		22

WITHDRAWALS

You may withdraw all or a portion of your account value at any time during the accumulation phase (for contracts issued in New York, partial withdrawals are not available in the first account year unless they are taken under a systematic distribution option).

Steps for Making a Withdrawal

· Select the withdrawal amount.

(1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge and annual maintenance fee.

(2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account.
However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Account. See “Appendices I and II” and the Guaranteed Account prospectus for more information about withdrawals from the Guaranteed Account and the Fixed Account.

· Select investment options. If you do not specify this, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.

· Properly complete a disbursement form and deliver it to our Customer Service Center.

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Customer
Service Center.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements.
Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly-completed disbursement form in good order.

Reinstating a Full Withdrawal. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of your withdrawal. We must receive any reinstated amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinstatement election received more than 30 days after the withdrawal and accept proceeds reinstated more than 60 days after the withdrawal. We will credit your account for the amount reinstated based on the subaccount values next computed following our receipt of your request and the amount to be reinstated. We will credit the amount reinstated proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinstated any annual maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the
ING GET U.S. Core Portfolio and then elect to reinstate them, we will reallocate your GET amounts among other investment options in which you invested on a pro-rata basis. Previously, we would have reinstated them in an ING
GET U.S. Core Portfolio series that was then accepting deposits. However, since June 21, 2007, no new series of the
GET Fund are available. The reinstatement privilege may be used only once. Special rules apply to reinstatements of amounts withdrawn from the Guaranteed Account (see “Appendix I” and the Guaranteed Account prospectus). We will not credit your account for market value adjustments that we deducted at the time of your withdrawal or refund any taxes that were withheld. Seek competent advice regarding the tax consequences associated with reinstatement.

ILIAC Marathon Plus – INGMARP 23

SYSTEMATIC DISTRIBUTION OPTIONS

Systematic distribution options may be exercised at any time during the accumulation phase. The following systematic distribution options may be available:

· SWO - Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account.

· ECO - Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under
ECO we calculate the minimum distribution amount required by law, generally at age 70½, and pay you that amount once a year. ECO is not available under nonqualified contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.

· LEO - Life Expectancy Option. LEO provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72. See “Federal Tax Considerations.”

Other Systematic Distribution Options. We may add additional systematic distribution options from time to time.
You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in “Contract Overview—Questions: Contacting the Company.”

Systematic Distribution Option Availability. Withdrawals under a systematic distribution option are limited to your free withdrawal amount. See “Fees – Early Withdrawal Charge – Free Withdrawals.” If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time and/or to change the terms of future elections.

Eligibility for a Systematic Distribution Option. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or the Company at the number listed in “Contract Overview—Questions: Contacting the Company.”

Terminating a Systematic Distribution Option. You may revoke a systematic distribution option at any time by submitting a written request to our Customer Service Center. ECO, once revoked, may not, unless allowed under the
Tax Code, be elected again.

Charges and Taxation. When you elect a systematic distribution option your account value remains in the accumulation phase and subject to the charges and deductions described in the “Fees” and “Fee Table” sections.
Taking a withdrawal under a systematic distribution option, or later revoking the option, may have tax consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.

ILIAC Marathon Plus – INGMARP 24

DEATH BENEFIT
This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see “The Income Phase.”
Terms to Understand:

Account Year/Account Anniversary: A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.

Annuitant(s): The person(s) on whose life(lives) or life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive death benefit proceeds under the contract.

Claim Date: The date proof of death and the beneficiary’s right to receive the death benefit are received in good order at our Customer Service Center. Please contact our Customer Service Center to learn what information is required for a request for payment of the death benefit to be in good order.

Contract Holder (You/Your): The contract holder of an individually owned contract or the certificate holder of a group contract. The contract holder and annuitant may be the same person.

Market Value Adjustment: An adjustment that may be made to amounts withdrawn from the Guaranteed
Account. The adjustment may be positive or negative.

During the Accumulation Phase
When is a Death Benefit Payable? During the accumulation phase a death benefit is payable when the contract holder or the annuitant dies. If there are joint contract holders, the death benefit is payable when either one dies.

Who Receives Death Benefit Proceeds? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries. However, if you are a joint contract holder and you die, the beneficiary will automatically be the surviving joint contract holder. In this circumstance any other beneficiary you have named will be treated as the primary or contingent beneficiary, as originally named, of the surviving joint contract holder. The surviving joint contract holder may change that beneficiary designation. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

Designating Your Beneficiary. You may designate a beneficiary on your application or by contacting your sales representative or us as indicated in “Contract Overview - Questions: Contacting the Company.”

Death Benefit Amount
Minimum Guaranteed Death Benefit. If approved in your state, upon the death of the annuitant the death benefit will be the greater of:
(1) The account value on the claim date; or
(2) The minimum guaranteed death benefit as of the date of death, adjusted for purchase payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since the date the minimum guaranteed death benefit was determined.

ILIAC Marathon Plus – INGMARP 25

Determining the Minimum Guaranteed Death Benefit. On the day we establish your account, the minimum guaranteed death benefit equals the amount of your initial purchase payment. Thereafter, the minimum guaranteed death benefit is determined once a year on the account anniversary (until the account anniversary immediately before the annuitant’s 85th birthday) and equals the greater of:

(1) The minimum guaranteed death benefit as last determined, adjusted for any purchase payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since the date the minimum guaranteed death benefit was determined;
or

(2) Your account value on that account anniversary.

After the annuitant’s 85th birthday, the minimum guaranteed death benefit equals the minimum guaranteed death benefit on the account anniversary immediately before the annuitant’s 85th birthday, adjusted for payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since that account anniversary.

Death Benefit Greater than the Account Value. If the alternative death benefit is greater than the account value as of the date of death, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a death benefit payment by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed. Unless your beneficiary elects otherwise, the distribution will generally be made into an interest bearing account, backed by our general account. This account is not FDIC insured and can be accessed by the beneficiary through a draftbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest credited on this account may be less than under other settlement options, and the Company seeks to earn a profit on these accounts. We will generally distribute death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax law, you should see “Required Distributions upon Contract Owner’s Death.” At the time of death benefit election, the beneficiary may elect to receive the death benefit proceeds directly by check rather than through the draftbook feature of the interest bearing account by notifying the Customer Service Center.

Death Benefit Amounts in Certain Cases

If the Contract Holder is not the Annuitant. Under nonqualified contracts only, the alternative death benefit described above will not apply if the contract holder who is not the annuitant dies. Rather, the death benefit proceeds will be equal to the account value on the date the request for payment is received, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

If the spousal beneficiary continues the account at the death of the contract holder who was not the annuitant, the annuitant will not change and the alternative death benefit described above will not apply on the death of the spousal beneficiary. Rather, the death benefit proceeds will equal the account value on the date the request for payment is received, plus or minus any market value adjustment, and minus any early withdrawal charge, if approved in your state. If your state has not approved deduction of an early withdrawal charge in this situation, then an early withdrawal charge will apply only to payments made since the death of the original contract holder/annuitant.

If the Spousal Beneficiary Continues the Account. If the spousal beneficiary continues the account at the death of the contract holder who was also the annuitant, the spousal beneficiary will become the annuitant. In this circumstance the death benefit payable at the death of a spousal beneficiary shall equal the account value on the date the request for payment is received, plus or minus any market value adjustment and minus any applicable early withdrawal charge applicable to payments made since the death of the original contract holder/annuitant.

ILIAC Marathon Plus – INGMARP 26

Alternative Death Benefit. If the minimum guaranteed death benefit is not approved in your state, the following death benefit will apply:

Upon the death of the annuitant, the death benefit will be the greatest of:

(1) The total payments made to your account, adjusted for any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses);

(2) The highest account value on any account anniversary until the account anniversary immediately before the annuitant’s 75th birthday or date of death, whichever is earlier, adjusted for payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since that account anniversary; or

(3) The account value as of the date of death.

Guaranteed Account. For amounts held in the Guaranteed Account, see “Appendix I” for a discussion of the calculation of the death benefit.

Death Benefit - Methods of Payment

For Qualified Contracts. Under a qualified contract if the annuitant dies the beneficiary may choose one of the following three methods of payment:

· Apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options (subject to the Tax Code distribution rules). See “Federal Tax Considerations;”

· Receive, at any time, a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment; or

· Elect SWO or ECO or LEO (described in “Systematic Distribution Options”), provided the election would satisfy the Tax Code minimum distribution rules.

Payments from a Systematic Distribution Option. If the annuitant was receiving payments under a systematic distribution option and died before the Tax Code’s required beginning date for minimum distributions, payments under the systematic distribution option will stop. The beneficiary, or contract holder on behalf of the beneficiary, may elect a systematic distribution option provided the election is permitted under the Tax Code minimum distribution rules. If the annuitant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Tax Code minimum distribution rules, unless the option is revoked.

Distribution Requirements. Subject to Tax Code limitations, a beneficiary may be able to defer distribution of the death benefit. Death benefit payments must satisfy the distribution rules in Tax Code Section 401(a)(9). See
“Federal Tax Considerations.”

For Nonqualified Contracts.

(1) If you die and the beneficiary is your surviving spouse, or if you are a non-natural person and the annuitant dies and the beneficiary is the annuitant’s surviving spouse, then the beneficiary becomes the successor contract holder. In this circumstance the Tax Code does not require distributions under the contract until the successor contract holder’s death.

ILIAC Marathon Plus – INGMARP 27

As the successor contract holder, the beneficiary may exercise all rights under the account and has the following options:
(a) Continue the contract in the accumulation phase;
(b) Elect to apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options; or
(c) Receive at any time a lump-sum payment equal to all or a portion of the account value, plus or any market value adjustment.
If you die and are not the annuitant, an early withdrawal charge will apply if a lump sum is elected.
(2) If you die and the beneficiary is not your surviving spouse, he or she may elect option 1(b) or option 1(c)
above (subject to the Tax Code distribution rules).
In this circumstance the Tax Code requires any portion of the account value, plus or minus any market value adjustment, not distributed in installments over the beneficiary’s life or life expectancy, beginning within one year of your death, must be paid within five years of your death. See “Federal Tax
Considerations.”
(3) If you are a natural person but not the annuitant and the annuitant dies, the beneficiary may elect option
1(b) or 1(c) above. If the beneficiary does not elect option 1(b) within 60 days from the date of death, the gain, if any, will be included in the beneficiary’s income in the year the annuitant dies.

Payments from a Systematic Distribution Option. If the contract holder or annuitant dies and payments were made under SWO, payments will stop. A beneficiary, however, may elect to continue SWO.

Taxation. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the time-frame required by the Tax Code. See
“Federal Tax Considerations.”

THE INCOME PHASE
During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

Initiating Payments. At least 30 days prior to the date you want to start receiving payments you must notify us in writing of all of the following:
· Payment start date;
· Income phase payment option (see the income phase payment options table in this section);
· Payment frequency (i.e., monthly, quarterly, semi-annually or annually);
· Choice of fixed, variable or a combination of both fixed and variable payments; and

· Selection of an assumed net investment rate (only if variable payments are elected).
Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected it may not be changed.

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What Affects Payment Amounts. Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments (if any) selected and whether you select fixed, variable or a combination of both fixed and variable payments and, for variable payments, the assumed net investment rate selected.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account.
The amount of fixed payments does not vary with investment performance over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase.
Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate.

Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3½%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than
5%, after deduction of fees.

If you select a 3½% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See
“Contract Overview - Questions: Contacting the Company.”

Minimum Payment Amounts. The income phase payment option you select must result in:

· A first income phase payment of at least $50; and

· Total yearly income phase payments of at least $250.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.
Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

Restrictions on Start Dates and the Duration of Payments. Income phase payments may not begin during the first account year, or, unless we consent, later than the later of:

(a) The first day of the month following the annuitant’s 85th birthday; or

(b) The tenth anniversary of the last purchase payment made to your account (fifth anniversary for contracts issued in Pennsylvania).

Income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option by the later of the annuitant’s 85th birthday or the tenth anniversary of your last purchase payment (the fifth anniversary for contracts issued in Pennsylvania) may have adverse tax consequences.
You should consult with a qualified tax adviser if you are considering either of these courses of action.

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For qualified contracts only, income phase payments may not extend beyond:

(a) The life of the annuitant;

(b) The joint lives of the annuitant and beneficiary;

(c) A guaranteed period greater than the annuitant’s life expectancy; or

(d) A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95. For contracts issued in New York, income phase payments may not begin later than the first day of the month following the annuitant’s 90th birthday.

If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the contract will not be considered an annuity for federal tax purposes.

See “Federal Tax Considerations” for further discussion of rules relating to income phase payments.

Charges Deducted. We make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. We may also deduct a daily administrative charge from amounts held in the subaccounts. See
“Fees.”

Death Benefit during the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Customer Service Center. Unless your beneficiary elects otherwise, the distribution will generally be made into an interest bearing account, backed by our general account. This account is not FDIC insured and can be accessed by the beneficiary through a draftbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest credited on this account may be less than interest paid on other settlement options, and the Company seeks to earn a profit on these accounts. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

Beneficiary Rights. A beneficiary’s right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract holder. If so, such rights or options will not be available to the beneficiary.

Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the
Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “Federal Tax Considerations” for additional information.

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Income Phase Payment Options

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time.

Once income phase payments begin the income phase payment option selected may not be changed.

Terms to understand:
Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Lifetime Income Phase Payment Options

Life Income	Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment’s due date.
Death Benefit - None: All payments end upon the annuitant’s death.
Life Income -	Length of Payments: For as long as the annuitant lives, with payments guaranteed for your
Guaranteed	choice of 5 to 30 years or as otherwise specified in the contract.
Payments	Death Benefit - Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
Life Income -	Length of Payments: For as long as either annuitant lives. It is possible that only one payment
Two Lives	will be made if both annuitants die before the second payment’s due date.
Continuing Payments: When you select this option you choose for:
(a) 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or
(b) 100% of the payment to continue to the annuitant on the second annuitant’s death, and 50%
of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit - None: All payments end upon the death of both annuitants.
Life Income -	Length of Payments: For as long as either annuitant lives, with payments guaranteed from 5 to
Two Lives -	30 years or as otherwise specified in the contract.
Guaranteed	Continuing Payments: 100% of the payment to continue to the surviving annuitant after the
Payments	first death.
Death Benefit - Payment to the Beneficiary: If both annuitants die before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
Life Income -Cash	Length of Payments: For as long as the annuitant lives.
Refund Option	Death Benefit - Payment to the Beneficiary: Following the annuitant’s death, we will pay a
(limited availability
-fixed payment	lump-sum payment equal to the amount originally applied to the income phase payment option
only)	(less any premium tax) and less the total amount of income payments paid.

ILIAC Marathon Plus – INGMARP	31

Lifetime Income Phase Payment Options (continued)

Life Income - Two	Length of Payments: For as long as either annuitant lives.
Lives - Cash	Continuing Payments: 100% of the payment to continue after the first death.
Refund Option	Death Benefit - Payment to the Beneficiary: When both annuitants die we will pay a lump-
(limited availability	sum payment equal to the amount applied to the income phase payment option (less any
- fixed payment	premium tax) and less the total amount of income payments paid.
only)
Nonlifetime Income Phase Payment Option

Nonlifetime -	Length of Payments: You may select payments for 5 to 30 years. In certain cases a lump-sum
Guaranteed	payment may be requested at any time (see below).
Payments	Death Benefit - Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.
Lump-Sum Payment:	If the “Nonlifetime - Guaranteed Payments” option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum.
Any such lump-sum payment will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See “Fees - Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Customer Service Center.
Calculation of Lump-Sum Payments: If a lump-sum payment is available under the income phase payment options above, the rate used to calculate the present value of the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments or the 3½% or 5% assumed net investment rate used for variable payments).

FEDERAL TAX CONSIDERATIONS

Introduction
This section discusses our understanding of current federal income tax laws affecting the contract. Federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when reading this section:

·	Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;
·	Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
·	This section addresses, some but not all, applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, or any other tax provisions; and
·	We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser.

Types of Contracts: Non-Qualified or Qualified
The contract may be purchased on a non-tax-qualified basis (non-qualified contracts) or purchased on a tax-qualified basis (qualified contracts).

Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Tax Code.

Qualified contracts are designed for use by individuals and/or employers whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under Sections 401, 408 or 408A, and some provisions of 403 and 457 of the Tax Code.

ILIAC Marathon Plus – INGMARP	32

Taxation of Non-Qualified Contracts

Taxation of Gains Prior to Distribution
Tax Code Section 72 governs taxation of annuities in general. We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified contract until a distribution occurs or until annuity payments begin. This assumes that the contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of your death. The non-qualified contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Non-Natural Holders of a Non-Qualified Contract. If you are not a natural person, a non-qualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase over the year in the excess of the contract value over the “investment in the contract” (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-
natural person should consult with its tax adviser prior to purchasing the contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner.

Delayed Annuity Starting Date. If the contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 85), it is possible that the contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the contract (cost basis).

10% Penalty Tax. A distribution from a non-qualified contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

· made on or after the taxpayer reaches age 59½;
· made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);
· attributable to the taxpayer’s becoming disabled as defined in the Tax Code;
· made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
· the distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

ILIAC Marathon Plus – INGMARP 33

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your qualified tax adviser regarding procedures for making Section 1035 exchanges.

If your contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

· First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the contract;
· Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
· Then, from any remaining “income on the contract;” and
· Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. Pursuant to IRS guidance, receipt of withdrawals or surrenders from either the original contract or the new contract during the 180 day period beginning on the date of the partial exchange may retroactively negate the tax-free treatment of the partial exchange. If this occurs, the partial withdrawal or surrender of the original contract will be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract. Furthermore, if the partial exchange occurred prior to the contract owner reaching age 59½, the contract owner may be subject to an additional 10% tax penalty. We are not responsible for the manner in which any other insurance companies recognize or report, for U.S. federal income tax purposes. Section 1035 exchanges and partial exchange and what the ultimate tax treatment may be by the IRS. You should consult with your tax advisor with respect to any proposed Section 1035 exchange or partial exchange prior to proceeding with any such transaction with respect to your Contract.

Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income.

On September 27, 2010, President Obama signed into law the Small Business Jobs Act of 2010 which included language that permits the partial annuitization of non-qualified annuities, effective for amounts received in taxable years beginning after December 31, 2010. The provision applies an exclusion ratio to any amount received as an annuity under a portion of an annuity provided that the annuity payments are made for a period of 10 years or more or for life. Please consult your tax adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a
Beneficiary has elected to maintain contract value and receive payments.

Different distribution requirements apply if your death occurs:

· After you begin receiving annuity payments under the contract; or
· Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

ILIAC Marathon Plus – INGMARP 34

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2012, your entire balance must be distributed by August 31, 2017. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

· Over the life of the designated beneficiary; or
· Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for the death of a contract owner.

The contract offers a death benefit that may exceed the greater of the premium payments and the contract value.
Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a non-qualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser regarding the potential tax effects of such a transaction.

Immediate Annuities. Under Section 72 of the Tax Code, an immediate annuity means an annuity (1)
which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. While this contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-
natural persons, and for certain exchanges.

Multiple Contracts. Tax laws require that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the
Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section
72(e) through the serial purchase of annuity contracts or otherwise.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section
1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested transaction.

Taxation of Qualified Contracts

General
The contracts are primarily designed for use with IRAs under Tax Code Sections 401, 408 or 408A, and some provisions of 403 and 457 (We refer to all of these as “qualified plans”). The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself.
The ultimate effect of federal income taxes on the amounts held under a contract, or on annuity payments, depends on the type of retirement plan and as well as your particular facts and circumstances. Special favorable tax treatment

ILIAC Marathon Plus – INGMARP 35

may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½
(subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some qualified plans may be subject to additional distribution or other requirements that are not incorporated into the contract. No attempt is made to provide more than general information about the use of the contracts with qualified plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. The
Company is not bound by the terms and conditions of such plans to the extent such terms contradict the contract, unless we consent.

Contract owners and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral
Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as guaranteed living benefits and/or death benefits or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Section 401(a), 401(k), Roth 401(k), and 403(a) Plans. Sections 401(a), 401(k), and 403(a) of the Tax
Code permit certain employers to establish various types of retirement plans for employees, and permits self-
employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of contracts to accumulate retirement savings under the plans. Employers intending to use the contract with such plans should seek competent legal advice.

The contracts may also be available as a Roth 401(k), as described in Tax Code Section 402A, and we may set up accounts for you under the contract for Roth 401(k) contributions (“Roth 401(k) accounts”). Tax Code Section 402A allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k), which provides for tax-free distributions, subject to certain restrictions.

Individual Retirement Annuities. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. If you make a tax-free rollover of a distribution from an IRA you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS.

The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Roth IRAs. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA.
Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth
IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such

ILIAC Marathon Plus – INGMARP	36

rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Section 403(b) Tax-Sheltered Annuities. The contracts are no longer available for purchase as Tax Code section 403(b) tax-sheltered annuities. Existing contracts issued as Tax Code section 403(b) tax-sheltered annuities will continue to be maintained as such under the applicable rules and regulations.

The Treasury Department has issued regulations which generally take effect on January 1, 2009. Existing contracts will be modified as necessary to comply with these regulations where allowed, or where required by law in order to maintain their status as section 403(b) tax-sheltered annuities. The final regulations include: (a) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (b) the revocation of IRS Revenue
Ruling 90-24, and the resulting increase in restrictions on a participant’s right to transfer his or her 403(b) accounts;
and (c) the imposition of withdrawal restrictions on non-salary reduction contribution amounts, as well as other changes.

Contributions
In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. You should consult with your tax adviser in connection with contributions to a qualified contract.

Distributions – General
Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, annuity payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

Section 401(a), 401(k) and 403(a) Plans. Distributions from these plans are taxed as received unless one of the following is true:

· The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
· You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
· The distribution is a qualified health insurance premium of a retired safety officer as defined in the Pension
Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

· Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
· A required minimum distribution under Tax Code Section 401(a)(9);
· A hardship withdrawal;
· Otherwise excludable from income; or
· Not recognized under applicable regulations as eligible for rollover.

ILIAC Marathon Plus – INGMARP 37

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a
401(a) , 401(k) or 403(a) plan unless certain exceptions, including one or more of the following, have occurred:

·	You have attained age 59½;
·	You have become disabled, as defined in the Tax Code;
·	You have died and the distribution is to your beneficiary;
·	You have separated from service with the sponsor at or after age 55;
·	The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
·	You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
·	The distribution is made due to an IRS levy upon your plan;
·	The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO);
or
·	The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006
(401(k) plans only).

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax
Code may provide other exceptions or impose other penalties in other circumstances.

Individual Retirement Annuities. All distributions from an IRA are taxed as received unless either one of the following is true:

·	The distribution is rolled over to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
·	You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA unless certain exceptions, including one or more of the following, have occurred:

·	You have attained age 59½;
·	You have become disabled, as defined in the Tax Code;
·	You have died and the distribution is to your beneficiary;
·	The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
·	The distribution is made due to an IRS levy upon your plan;
·	The withdrawal amount is paid to an alternate payee under a QDRO; or
·	The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals, a qualified first-time home purchase, or for higher education expenses.

Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

·	Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and
·	Made after you attain age 59½, die, become disabled as defined in the Tax Code, or for a qualified first-
time home purchase.

ILIAC Marathon Plus – INGMARP	38

If a distribution is not qualified, generally it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Roth IRA that is not a qualified distribution unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The 10% penalty tax is also waived on a distribution made from a Roth IRA to pay for health insurance premiums for certain unemployed individuals, used for a qualified first-time home purchase, or for higher education expenses.

403(b) Plans. Distributions from your contract are subject to the requirements of Tax Code Section 403(b), the Treasury Regulations, and, if applicable, the Plan under which the assets in your contract are covered. In accordance with Tax Code Section 403(b) and the Treasury Regulations, we have no responsibility or obligation to make any distribution (including distributions due to loans, annuity payouts, qualified domestic relations orders, hardship withdrawals and systematic distributions options) from your contract until we have received instructions or information from your Employer and/or its designee or, if permitted under Tax Code Section 403(b) and the
Treasury Regulations, you in a form acceptable to us and necessary for us to administer your contract in accordance with Tax Code Section 403(b), the Treasury Regulations, and, if applicable, the Plan.

All distributions from these plans are taxed as received unless one of the following is true:

· The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
· You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
· The distribution is a qualified health insurance premium of a retired public safety officer as defined in the
Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

· Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
· A required minimum distribution under Tax Code Section 401(a)(9);
· A hardship withdrawal;
· Otherwise excludable from income; or
· Not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a
403(b) plan, unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a 403(b) plan, plus in the event you have separated from service with the sponsor at or after age
55, or you have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Distribution of amounts restricted under Tax Code Section 403(b)(11) may only occur upon your death, attainment of age 59½, severance from employment, disability or financial hardship. Such distributions remain subject to other applicable restrictions under the Tax Code and the regulations.

ILIAC Marathon Plus – INGMARP 39

Lifetime Required Minimum Distributions (Sections 401(a), 401(k), Roth 401(k), 403(a), 403(b) and
IRAs only).

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. These rules may dictate the following:

· Start date for distributions;
· The time period in which all amounts in your account(s) must be distributed; and
· Distribution amounts.

Start Date and Time Period. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

· Over your life or the joint lives of you and your designated beneficiary; or
· Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50%
excise tax may be imposed on the required amount that was not distributed.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your contract.

Required Distributions Upon Death (Sections 401(a), 401(k), Roth 401(k), 403(a), 403(b), IRAs and
Roth IRAs Only). Different distribution requirements apply after your death, depending upon if you have been receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code Section
401(a) (9) provides specific rules for calculating the required minimum distributions after your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death.
For example, if you died on September 1, 2012, your entire balance must be distributed to the designated beneficiary by December 31, 2017. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

· Over the life of the designated beneficiary; or
· Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

· December 31 of the calendar year following the calendar year of your death; or
· December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar containing the fifth anniversary of the contract owner’s death.

ILIAC Marathon Plus – INGMARP 40

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k), 403(a) and 403(b). Generally, distributions from these plans are subject to mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the
Tax Code.

IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested distribution.

Assignment and Other Transfers

IRAs and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

Section 403(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

· A plan participant as a means to provide benefit payments;
· An alternate payee under a qualified domestic relations order in accordance with Tax Code Section 414(p);
or
· The Company as collateral for a loan.

Tax Consequences of Guaranteed Minimum Income Feature

Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments, or gifts, less the aggregate amount of non-taxable distributions previously made. For nonqualified contracts, the income on the contract for purposes of calculating the taxable amount of a distribution may be unclear. For example, the living benefits provided under the Guaranteed Minimum Income Feature could increase the contract value that applies. Thus, the income on the contract could be higher than the amount of income that would be determined without regard to such a benefit. As a result, you could have higher amounts of income than will be reported to you. In addition, payments under any guaranteed payment phase of such riders after the contract value has been reduced to zero may be subject to the exclusion ratio rules under Tax Code Section 72(b) for tax purposes.

Possible Changes in Taxation

Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

ILIAC Marathon Plus – INGMARP 41

Same-Sex Marriages

Pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. In certain states, to the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any Contract Owner’s spouse.

Taxation of Company

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from
us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

OTHER TOPICS

Variable Annuity Account B

We established Variable Annuity Account B (the “separate account”) in 1976 as a continuation of the separate account established in 1974 under Arkansas Law of Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the “40 Act”). It also meets the definition of “separate account” under the federal securities laws.
The separate account is divided into subaccounts. The subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company.

The Company

We issue the contract described in this prospectus and are responsible for providing each contract’s insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger our operations include the business of Aetna Variable
Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas
life insurance company organized in 1954). Prior to January 1, 2002, the Company was known as Aetna Life
Insurance and Annuity Company. Although we are a subsidiary of ING, ING is not responsible for the obligations

ILIAC Marathon Plus – INGMARP	42

under the contract. The obligations under the contract are solely the responsibility of ING Life Insurance and
Annuity Company.

As part of a restructuring plan approved by the European Commission, ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including initial public offerings, sales or a combination thereof. On November 10,
2010, ING announced that ING and its U.S. insurance affiliates, including the Company, are preparing for a base case of an initial public offering (“IPO”) of the Company and its U.S.-based insurance and investment management affiliates.

We are engaged in the business of selling life insurance and annuities. Our principal executive offices are located at:

One Orange Way
Windsor, Connecticut 06095-4774

Regulatory Matters

As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry. These currently include an inquiry regarding the Company’s policy for correcting errors made in processing trades for ERISA plans or plan participants. Some of these investigations, examinations, audits and inquiries could result in regulatory action against the Company. The potential outcome of the investigations, examinations, audits, inquiries and any such regulatory action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, additional payments to plans or participants, disgorgement, settlement payments, penalties, fines, and other financial liability and changes to the
Company’s policies and procedures, the financial impact of which cannot be estimated at this time, but management does not believe will have a material adverse effect on the Company’s financial position or results of operations. It is the practice of the Company and its affiliates to cooperate fully in these matters.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-
regulatory authorities. Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue Code. (See “Federal Tax Considerations” for further discussion of some of these requirements.) Failure to administer certain nonqualified contract features (for example, contractual annuity start dates in nonqualified annuities) could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

Contract Distribution

The Company’s subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter (distributor) for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the Financial Industry Regulatory Authority, Inc.
(“FINRA”) and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774.

This contract is no longer available for new purchasers.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers,
LLC or other broker-dealers which have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as “distributors.”

ILIAC Marathon Plus – INGMARP	43

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

The following is a list of broker/dealers that are affiliated with the Company:

	· ING Financial Partners, Inc. ·	Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Commission Payments. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is the first-year percentage which ranges from 0% to a maximum of 7.0% of the first year of payments to an account. Renewal commissions paid on payments made after the first year and asset-based service fees may also be paid. In addition, we may also pay ongoing annual compensation of up to 1.00% of the commissions paid during the year in connection with certain premium received during that year, if the registered representative attains a certain threshold of sales of Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 7.0% of total premium payments. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

In addition to direct cash compensation for sales of contracts described above, ING Financial Advisers, LLC may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling the contracts to you and other customers. These amounts may include:

· Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

· Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;

· Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our expense;

ILIAC Marathon Plus – INGMARP	44

·	Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on the sales of this product;

·	Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of policies; and

·	Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 selling firms that, during 2011, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by us, ranked by total dollars received:

· ING Financial Partners, Inc.	· Multi-Financial Securities Corporation
· Symetra Investment Services, Inc.	· Cadaret, Grant & Co., Inc.
· LPL Financial Corporation	· Securities America, Inc.
· American Portfolios Financial Services, Inc.	· RBC Capital Markets, LLC
· Morgan Stanley Smith Barney LLC	· Tower Square Securities, Inc.®
· Walnut Street Securities, Inc.®	· SagePoint Financial, Inc.
· Financial Network Investment Corporation	· PlanMember Securities Corporation
· Lincoln Financial Group	· National Planning Corporation
· Morgan Keegan and Company, Inc.	· Queens Road Securities, LLC
· Financial Telesis Inc./Jhw Financial Services	· Royal Alliance Associates, Inc.
· Lincoln Investment Planning, Inc.	· ProEquities, Inc.
· NFP Securities, Inc.	· Woodbury Financial Services, Inc.
· Northwestern Mutual Investment Services,
LLC

If the amounts paid to ING Financial Advisers, LLC were included, ING Financial Advisers, LLC would be at the top of the list.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume- or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

ILIAC Marathon Plus – INGMARP	45

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

· On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;

· When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; or

· During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under a group contract, you have a fully vested interest in the contract and may instruct the group contract holder how to direct the Company to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

· During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

· During the income phase the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

Contract Modifications

We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 days’ written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Transfer of Ownership: Assignment

We will accept assignments or transfers of ownership of a nonqualified contract or a qualified contract where such assignments or transfers are not prohibited, with proper notification. The date of any assignment or transfer of ownership will be the date we receive the notification at our Customer Service Center. An assignment or transfer of ownership may have tax consequences and you should consult with a tax adviser before assigning or transferring ownership of the contract.

ILIAC Marathon Plus – INGMARP 46

An assignment of a contract will only be binding on the Company if it is made in writing and sent to the Company at our Customer Service Center. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Involuntary Terminations

We reserve the right to terminate any account with a value of $2,500 or less immediately following a partial withdrawal. However, an IRA may only be closed out when payments to the contract have not been received for a
24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days’ advance written notice. No early withdrawal charge will be deducted for involuntary terminations. We do not intend to exercise this right in cases where the account value is reduced to
$2,500 or less solely due to investment performance.

Legal Proceedings

We are not aware of any pending legal proceedings that involve the variable account as a party.

The company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business.
Due to the climate in insurance and business litigation/arbitration, suits against the company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding that, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.

General Information and History
Variable Annuity Account B
Offering and Purchase of Contracts
Income Phase Payments
Sales Material and Advertising
Experts
Financial Statements of the Separate Account
Consolidated Financial Statements of ING Life Insurance and Annuity Company

You may request an SAI by calling the Company at the number listed in “Contract Overview - Questions:
Contacting the Company.”

ILIAC Marathon Plus – INGMARP	47

APPENDIX I

ILIAC GUARANTEED ACCOUNT

The ILIAC Guaranteed Account (the Guaranteed Account) is a fixed interest option available during the accumulation phase under the contract. This Appendix is only a summary of certain facts about the
Guaranteed Account. Please read the Guaranteed Account prospectus carefully before investing in this option.

In General. Amounts invested in the Guaranteed Account earn specified interest rates if left in the Guaranteed
Account for specified periods of time. If you withdraw or transfer those amounts before the specified periods elapse, we may apply a market value adjustment (described below) which may be positive or negative.

· When deciding to invest in the Guaranteed Account, contact your sales representative or the Company to learn: The interest rate(s) we will apply to amounts invested in the Guaranteed Account. We change the rate(s) periodically. Be certain you know the rate we guarantee on the day your account dollars are invested in the Guaranteed Account. Guaranteed interest rates will never be less than an annual effective rate of 3%.

· The period of time your account dollars need to remain in the Guaranteed Account in order to earn the rate(s). You are required to leave your account dollars in the Guaranteed Account for a specified period of time in order to earn the guaranteed interest rate(s).

Deposit Period. During a deposit period, we offer a specific interest rate for dollars invested for a certain guaranteed term. For a specific interest rate and guaranteed term to apply, account dollars must be invested in the
Guaranteed Account during the deposit period for which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the
Guaranteed Account. For guaranteed terms one year or longer, we may apply more than one specified interest rate.
The interest rate we guarantee is an annual effective yield. That means the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. Guaranteed interest rates will never be less than an annual effective rate of 3%. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims-paying ability.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed
Account in order to earn the guaranteed interest rate. For guaranteed terms one year or longer, we may offer different rates for specified time periods within a guaranteed term. We offer different guaranteed terms at different times. We also may offer more than one guaranteed term of the same duration with different interest rates. Check with your sales representative or our Customer Service Center to learn what terms are being offered. The Company also reserves the right to limit the number of guaranteed terms or the availability of certain guaranteed terms.

Fees and Other Deductions. If all or a portion of your account value in the Guaranteed Account is withdrawn or transferred, you may incur one or more of the following:

· Market Value Adjustment (MVA) - as described in this appendix and in the Guaranteed Account prospectus;

· Tax penalties and/or tax withholding - see “Federal Tax Considerations;”

· Early withdrawal charge - see “Fees;” or

· Maintenance fee - see “Fees.”

We do not make deductions from amounts in the Guaranteed Account to cover mortality and expense risks. Rather, we consider these risks when determining the interest rate to be credited.

ILIAC Marathon Plus – INGMARP	I-1

Market Value Adjustment (MVA). If your account value is withdrawn or transferred from the Guaranteed
Account before the guaranteed term is completed, an MVA may apply. The MVA reflects investment value changes caused by changes in interest rates occurring since the date of deposit. The MVA may be positive or negative.

If interest rates at the time of withdrawal or transfer have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Account. If interest rates at the time of withdrawal or transfer have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

MVA Waiver. For withdrawals or transfers from a guaranteed term before the guaranteed term matures, the MVA may be waived for:

· Transfers due to participation in the dollar cost averaging program;

· Withdrawals taken due to your election of SWO or ECO (described in “Systematic Distribution Options”), if available;

· Withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived; and

· Withdrawals due to your exercise of the right to cancel your contract (described in “Right to Cancel”).

Death Benefit. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the
Guaranteed Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied, except under certain contracts issued in the State of New York.

Partial Withdrawals. For partial withdrawals during the accumulation phase, amounts to be withdrawn from the
Guaranteed Account will be withdrawn pro-rata from each group of deposits having the same length of time until the maturity date (“Guaranteed Term Group”). Within each Guaranteed Term Group, the amount will be withdrawn first from the oldest deposit period, then from the next oldest and so on until the amount requested is satisfied.

Guaranteed Terms Maturity. As a guaranteed term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new guaranteed term, (b) transferred to other available investment options, or (c)
withdrawn. Amounts withdrawn may be subject to an early withdrawal charge, taxation and, if you are under age
59½, tax penalties may apply.

If no direction is received from you at our Customer Service Center by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to a new guaranteed term of a similar length. If the same guaranteed term is no longer available, the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows transfers or withdrawals without an MVA if the transfer or withdrawal occurs during the calendar month immediately following a guaranteed term maturity date. This waiver of the MVA only applies to the first transaction regardless of the amount involved in the transaction.

Under the Guaranteed Account each guaranteed term is counted as one funding option. If a guaranteed term matures and is renewed for the same term, it will not count as an additional investment option for purposes of any limitation on the number of investment options.

Subsequent Purchase Payments. Purchase payments received after your initial purchase payment to the
Guaranteed Account will be allocated in the same proportions as the last allocation, unless you properly instruct us

ILIAC Marathon Plus – INGMARP	I-2

to do otherwise. If the same guaranteed term(s) is not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

Dollar Cost Averaging. The Company may offer more than one guaranteed term of the same duration and credit one with a higher rate contingent upon use only with the dollar cost averaging program. If amounts are applied to a guaranteed term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another guaranteed term of the same duration and an MVA will apply.

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Account may be transferred among guaranteed terms offered through the Guaranteed Account and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. The 90-day wait does not apply to (1) amounts transferred on the maturity date or under the maturity value transfer provision; (2) amounts transferred from the Guaranteed
Account before the maturity date due to the election of an income phase payment option; (3) amounts distributed under the ECO or SWO (see “Systematic Distribution Options”); and (4) amounts transferred from an available guaranteed term in connection with the dollar cost averaging program.

Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Transfers of the Guaranteed Account values on or within one calendar month of a term’s maturity date are not counted as one of the 12 free transfers of accumulated values in the account.

Reinstating Amounts Withdrawn from the Guaranteed Account. If amounts are withdrawn and then reinstated
in the Guaranteed Account, we apply the reinstated amount to the current deposit period. This means the guaranteed annual interest rate and guaranteed terms available on the date of reinstatement will apply. We reinstate amounts proportionately in the same way as they were allocated before withdrawal. We will not credit your account for market value adjustments that we deducted at the time of withdrawal or refund any taxes that were withheld.

The Income Phase. The Guaranteed Account cannot be used as an investment option during the income phase.
However, you may notify us at least 30 days in advance to elect a fixed or variable payment option and to transfer your Guaranteed Account dollars to the general account or any of the subaccounts available during the income phase. Transfers made due to the election of a lifetime income phase payment option will be subject to only a positive aggregate MVA.

Distribution. The Company’s subsidiary, ING Financial Advisers, LLC (“ING Financial”) serves as the principal underwriter of the contract. ING Financial, a Delaware limited liability company, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the
Financial Industry Regulatory Authority and the Securities Investor Protection Corporation. From time to time ING
Financial may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed
Account offered through the contract and may negotiate different commissions for these broker-dealers.

ILIAC Marathon Plus – INGMARP	I-3

APPENDIX II

FIXED ACCOUNT

General Disclosure.
· The Fixed Account is an investment option available during the accumulation phase under the contract.
· Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations.
· Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the
Securities Act of 1933, as amended.
· Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.
· Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.
· Additional information about this option may be found in the contract.

Interest Rates.
· The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims-paying ability.

· Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Dollar Cost Averaging. Amounts you invest in the Fixed Account must be transferred into the other investment options available under the contract over a period not to exceed 12 months. If you discontinue dollar cost averaging, the remaining balance amounts in the Fixed Account will be transferred into the money market subaccount available under the contract, unless you direct us to transfer the balance into other available options.

Withdrawals. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as provided by federal law.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed
Account, an early withdrawal charge may apply. See “Fees.”

Transfers. During the accumulation phase you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying the Customer Service Center at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

ILIAC Marathon Plus – INGMARP	II-1

APPENDIX III

DESCRIPTION OF UNDERLYING FUNDS

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks, charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal
Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our
Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference Room. If you received a summary prospectus for any of the funds available through your contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. You may also obtain a prospectus or SAI for any of the funds by calling that number.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are offered in a “master-feeder” or “fund of funds” structure and may have higher fees and expenses than a fund that invests directly in debt and equity securities. The “master-feeder” and “fund of funds” available under the contract are identified in the list of investment portfolios toward the front of this prospectus.

Consult with your investment professional to determine if the portfolios may be suited to your financial needs,
investment time horizon and risk tolerance level.	You should periodically review these factors to determine if you need to change your investment strategy.

The following table highlights name changes.

List of Fund Name Changes
Former Fund Name	Current Fund Name
ING Baron Small Cap Growth Portfolio	ING Baron Growth Portfolio

ILIAC Marathon Plus – INGMARP	III-1

Fund Name and
Investment Adviser/Subadviser		Investment Objective
Calvert VP SRI Balanced Portfolio		A non-diversified portfolio that seeks to achieve a
competitive total return through an actively managed
Investment Adviser: Calvert Investment Management,		portfolio of stocks, bonds and money market instruments
Inc.		which offer income and capital growth opportunity and which
satisfy the investment and social criteria, including financial,
Investment Subadvisers: (equity portion of Portfolio):		sustainability and social responsibility factors.
New Amsterdam Partners LLC manages the equity portion
of the Portfolio; Calvert Investment Management Company,
Inc., manages the fixed-income portion of the Portfolio and
handles allocation of assets and Portfolio Managers for the
Portfolio.

Fidelity® VIP Contrafund® Portfolio		Seeks long-term capital appreciation.

Investment Adviser: Fidelity Management & Research
Company (“FMR”)
Investment Subadvisers: FMR Co. (“FMRC”) and other
investment advisers

Fidelity® VIP Equity-Income Portfolio		Seeks reasonable income. Also considers the potential for
capital appreciation. Seeks to achieve a yield which exceeds
Investment Adviser: Fidelity Management & Research		the composite yield on the securities comprising the S&P®
Company (“FMR”)		Index.
Investment Subadvisers: FMRC and other investment
advisers

Fidelity® VIP Index 500 Portfolio		Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as
represented by the S&P 500® Index.
Investment Adviser: Fidelity Management & Research
Company (“FMR”)
Investment Subadviser: Geode Capital Management,
LLC (“Geode”) and FMRC

ING American Funds Asset Allocation Portfolio		Seeks high total return (including income and capital gains)
consistent with preservation of capital over the long term.
Investment Adviser: ING Investments, LLC
Investment Adviser to the Master Funds: Capital Research
and Management CompanySM

ING American Funds Growth Portfolio		Seeks to provide you with growth of capital.

Investment Adviser: ING Investments, LLC

Investment Adviser to Master Funds: Capital Research and
Management CompanySM

ING American Funds International Portfolio		Seeks to provide you with long-term growth of capital.

Investment Adviser: ING Investments, LLC

Investment Adviser to Master Funds: Capital Research and
Management CompanySM

ILIAC Marathon Plus – INGMARP	III-2

Fund Name and
Investment Adviser/Subadviser		Investment Objective
ING American Funds World Allocation Portfolio		Seeks long-term growth of capital.
Investment Adviser: Directed Services LLC
Investment Subadviser: Asset Allocation Committee

ING Artio Foreign Portfolio		Seeks long-term growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: Artio Global Management, LLC

ING Balanced Portfolio		Seeks total return consisting of capital appreciation (both
realized and unrealized) and current income; the secondary
Investment Adviser: ING Investments, LLC		investment objective is long-term capital appreciation.
Investment Subadviser: ING Investment Management
Co. LLC

ING Baron Growth Portfolio		Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: BAMCO, Inc.

ING BlackRock Inflation Protected Bond Portfolio		A non-diversified Portfolio that seeks to maximize real return, consistent with preservation of real capital and prudent
Investment Adviser: Directed Services LLC		investment management.
Investment Subadviser: BlackRock Financial
Management Inc.

ING BlackRock Large Cap Growth Portfolio		Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: BlackRock Investment
Management, LLC

ING BlackRock Science and Technology Opportunities		Seeks long-term capital appreciation.
Portfolio

Investment Adviser: ING Investments, LLC
Investment Subadviser: BlackRock Advisors, LLC

ING FMRSM Diversified Mid Cap Portfolio*		Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Fidelity Management & Research
Company

* FMRSM is a service mark of Fidelity Management &
Research Company

ILIAC Marathon Plus – INGMARP	III-3

Fund Name and
Investment Adviser/Subadviser		Investment Objective
ING Franklin Income Portfolio		Seeks to maximize income while maintaining prospects for
capital appreciation.
Investment Adviser: Directed Services LLC

Subadviser: Franklin Advisers, Inc.

ING Franklin Mutual Shares Portfolio		Seeks capital appreciation and secondarily, income.

Investment Adviser: Directed Services LLC

Subadviser: Franklin Advisers, Inc.

ING Franklin Templeton Founding Strategy		Seeks capital appreciation and secondarily, income.
Portfolio

Investment Adviser: Directed Services LLC

ING Global Bond Portfolio		Seeks to maximize total return through a combination of
current income and capital appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co. LLC

ING Growth and Income Portfolio		Seeks to maximize total return through investments in a
diversified portfolio of common stocks and securities
Investment Adviser: ING Investments, LLC		convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major
Investment Subadviser: ING Investment Management		factors in achieving total return.
Co. LLC

ING Index Plus LargeCap Portfolio		Seeks to outperform the total return performance of the S&P
500® Index, while maintaining a market level of risk.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co. LLC

ING Intermediate Bond Portfolio		Seeks to maximize total return consistent with reasonable
risk. The Portfolio seeks its objective through investments in
Investment Adviser: ING Investments, LLC		a diversified portfolio consisting primarily of debt securities.
It is anticipated that capital appreciation and investment
Investment Subadviser: ING Investment Management		income will both be major factors in achieving total return.
Co. LLC

ING International Index Portfolio		Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: ING Investments, LLC		appreciation and income) of a widely accepted international
Investment Subadviser: ING Investment Management		index.
Co. LLC

ING Invesco Van Kampen Equity and Income Portfolio		Seeks total return, consisting of long-term capital
appreciation and current income.
Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc.

ILIAC Marathon Plus – INGMARP	III-4

Fund Name and
Investment Adviser/Subadviser		Investment Objective
ING JPMorgan Emerging Markets Equity Portfolio		Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment
Management Inc.
ING JPMorgan Small Cap Core Equity Portfolio		Seeks capital growth over the long term.
Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management Inc.
ING Large Cap Growth Portfolio		Seeks long-term capital growth.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co. LLC
ING Large Cap Value Portfolio		Seeks long-term growth of capital and current income.
Investment Adviser: Directed Services LLC
Subadviser: ING Investment Management Co. LLC
ING Marsico Growth Portfolio		Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Marsico Capital Management, LLC
ING MFS Total Return Portfolio		Seeks above-average income (compared to a portfolio
entirely invested in equity securities) consistent with the
Investment Adviser: Directed Services LLC		prudent employment of capital and secondarily, seeks
Investment Subadviser: Massachusetts Financial Services		reasonable opportunity for growth of capital and income.
Company
ING MidCap Opportunities Portfolio		Seeks long-term capital appreciation.
Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co. LLC
ING Money Market Portfolio		Seeks to provide high current return, consistent with
preservation of capital and liquidity, through investment in
Investment Adviser: ING Investments, LLC		high-quality money market investments while maintaining a
Investment Subadviser: ING Investment Management		stable share price of $1.00.
Co. LLC
*There is no guarantee that the ING Money Market Portfolio
subaccount will have a positive or level return.
ING Oppenheimer Global Portfolio		Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: OppenheimerFunds, Inc.

ILIAC Marathon Plus – INGMARP	III-5

Fund Name and
Investment Adviser/Subadviser		Investment Objective
ING PIMCO High Yield Portfolio		Seeks maximum total return, consistent with preservation of
capital and prudent investment management.
Investment Adviser: Directed Services LLC

Investment Subadviser: Pacific Investment Management
Company LLC

ING PIMCO Total Return Bond Portfolio		Seeks maximum total return, consistent with preservation of
capital and prudent investment management.
Investment Adviser: Directed Services LLC

Investment Subadviser: Pacific Investment Management
Company LLC (PIMCO)

ING Pioneer High Yield Portfolio		Seeks to maximize total return through income and capital
appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: Pioneer Investment Management,
Inc.
ING Retirement Conservative Portfolio		Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a conservative level
Investment Adviser: Directed Services LLC		of risk relative to the other ING Retirement Portfolios.

Investment Subadviser: Asset Allocation Committee

ING Retirement Growth Portfolio		Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that
Investment Adviser: Directed Services LLC		can be expected to be greater than that of the ING Retirement
Moderate Growth Portfolio.
Subadviser: Asset Allocation Committee

ING Retirement Moderate Portfolio		Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that
Investment Adviser: Directed Services LLC		can be expected to be greater than that of ING Retirement
Conservative Portfolio but less than that of ING Retirement
Subadviser: Asset Allocation Committee		Moderate Growth Portfolio.

ING Retirement Moderate Growth Portfolio		Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that
Investment Adviser: Directed Services LLC		can be expected to be greater than that of ING Retirement
Moderate Portfolio but less than that of ING Retirement
Subadviser: Asset Allocation Committee		Growth Portfolio.

ING RussellTM Large Cap Growth Index Portfolio		A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total return
Investment Adviser: ING Investments, LLC		(which includes capital appreciation and income) of the
Russell Top 200® Growth Index.
Investment Subadviser: ING Investment Management
Co. LLC

ILIAC Marathon Plus – INGMARP	III-6

Fund Name and
Investment Adviser/Subadviser		Investment Objective
ING RussellTM Large Cap Index Portfolio		Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
appreciation and income) of the Russell Top 200® Index.
Investment Adviser: ING Investments, LLC

Investment Subadviser: ING Investment Management
Co. LLC

ING RussellTM Large Cap Value Index Portfolio		A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total return
Investment Adviser: ING Investments, LLC		(which includes capital appreciation and income) of the
Russell Top 200® Value Index.
Investment Subadviser: ING Investment Management
Co. LLC

ING Small Company Portfolio		Seeks growth of capital primarily through investment in a
diversified portfolio of common stocks of companies with
Investment Adviser: ING Investments, LLC		smaller market capitalizations.

Investment Subadviser: ING Investment Management
Co. LLC

ING SmallCap Opportunities Portfolio		Seeks long-term capital appreciation.
Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co. LLC

ING Strategic Allocation Conservative Portfolio		Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of
Investment Adviser: ING Investments, LLC		capital.

Investment Subadviser: ING Investment Management
Co. LLC

ING Strategic Allocation Growth Portfolio		Seeks to provide capital appreciation.

Investment Adviser: ING Investments, LLC

Investment Subadviser: ING Investment Management
Co. LLC

ING Strategic Allocation Moderate Portfolio		Seeks to provide total return (i.e., income and capital
appreciation, both realized and unrealized).
Investment Adviser: ING Investments, LLC

Investment Subadviser: ING Investment Management
Co. LLC

ILIAC Marathon Plus – INGMARP	III-7

Fund Name and
Investment Adviser/Subadviser		Investment Objective
ING Templeton Foreign Equity Portfolio		Seeks long-term capital growth.
Investment Adviser: Directed Services LLC
Investment Subadviser: Templeton Investment Counsel,
LLC
ING Thornburg Value Portfolio		Seeks long-term capital appreciation, and secondarily current income.
Investment Adviser: Directed Services LLC
Investment Subadviser: Thornburg Investment
Management, Inc.
ING T. Rowe Price Capital Appreciation Portfolio		Seeks, over the long-term, a high total investment return,
consistent with the preservation of capital and with prudent
Investment Adviser: Directed Services LLC		investment risk.
Investment Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price Diversified Mid Cap Growth Portfolio		Seeks long-term capital appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price Growth Equity Portfolio		Seeks long-term capital growth, and secondarily, increasing
dividend income.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.
ING UBS U.S. Large Cap Equity Portfolio		Seeks long-term growth of capital and future income.
Investment Adviser: Directed Services LLC
Investment Subadviser: UBS Global Asset Management
(Americas) Inc.

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ING Life Insurance and Annuity Company. The product is not sponsored, endorsed, sold or promoted by Standard
& Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

ILIAC Marathon Plus – INGMARP	III-8

APPENDIX IV
CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2011, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account B available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2011, the "Value at beginning of period" shown is the value at first date of investment. This information is current through December
31, 2011, including portfolio names. Portfolio name changes after December 31, 2011 are not reflected in the following information.

TABLE I
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%
(Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$12.63	$11.42	$9.25	$13.66	$13.48	$12.57	$12.07	$11.30	$9.61	$11.092
Value at end of period	$13.02	$12.63	$11.42	$9.25	$13.66	$13.48	$12.57	$12.07	$11.30	$9.61
Number of accumulation units outstanding at end of period	32,416	34,363	33,076	41,802	39,563	46,853	59,966	73,314	84,238	79,520
FIDELITY® VIP CONTRAFUND PORTFOLIO
Value at beginning of period	$35.52	$30.73	$22.97	$40.52	$34.95	$31.73	$27.52	$24.17	$19.08	$21.347
Value at end of period	$34.14	$35.52	$30.73	$22.97	$40.52	$34.95	$31.73	$27.52	$24.17	$19.08
Number of accumulation units outstanding at end of period	859,860	979,762	1,129,599	1,298,212	1,595,056	2,031,367	2,452,038	2,745,176	3,011,967	3,334,536
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$25.89	$22.81	$17.76	$31.42	$31.39	$26.48	$25.37	$23.07	$17.95	$21.922
Value at end of period	$25.78	$25.89	$22.81	$17.76	$31.42	$31.39	$26.48	$25.37	$23.07	$17.95
Number of accumulation units outstanding at end of period	751,037	912,128	1,083,756	1,240,836	1,574,211	1,992,502	2,530,754	3,222,464	3,679,829	3,974,733
FIDELITY® VIP INDEX 500 PORTFOLIO
Value at beginning of period	$23.89	$21.07	$16.88	$27.17	$26.13	$22.90	$22.16	$20.31	$16.04	$20.929
Value at end of period	$24.04	$23.89	$21.07	$16.88	$27.17	$26.13	$22.90	$22.16	$20.31	$16.04
Number of accumulation units outstanding at end of period	690,383	804,912	943,813	1,122,989	1,328,685	1,644,685	2,079,099	2,661,119	3,107,194	3,363,853
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO
Value at beginning of period	$20.43	$19.22	$16.84	$17.66	$17.16	$16.68	$16.55
Value at end of period	$21.62	$20.43	$19.22	$16.84	$17.66	$17.16	$16.68
Number of accumulation units outstanding at end of period	34,264	42,476	47,538	52,015	61,123	70,534	105,179
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during September 2011)
Value at beginning of period	$9.07
Value at end of period	$9.41
Number of accumulation units outstanding at end of period	27
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$9.83
Value at end of period	$8.72
Number of accumulation units outstanding at end of period	7,520
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$9.92
Value at end of period	$7.91
Number of accumulation units outstanding at end of period	3,674

CFI 1

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$9.90
Value at end of period	$8.85
Number of accumulation units outstanding at end of period	1,177
ING BALANCED PORTFOLIO
Value at beginning of period	$27.15	$24.12	$20.52	$28.95	$27.81	$25.64	$24.95	$23.12	$19.73	$22.309
Value at end of period	$26.41	$27.15	$24.12	$20.52	$28.95	$27.81	$25.64	$24.95	$23.12	$19.73
Number of accumulation units outstanding at end of period	475,556	540,902	608,567	706,147	853,758	1,057,043	1,052,872	1,301,154	1,386,103	1,497,149
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$9.42
Value at end of period	$9.18
Number of accumulation units outstanding at end of period	11,813
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.06
Value at end of period	$10.66
Number of accumulation units outstanding at end of period	79,309
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.48	$7.57	$5.88	$9.77	$10.03
Value at end of period	$8.26	$8.48	$7.57	$5.88	$9.77
Number of accumulation units outstanding at end of period	595,598	664,774	742,245	878,643	1,024,946
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$5.11	$4.37	$2.90	$4.89	$4.17	$3.94	$3.58	$3.67	$2.56	$4.424
Value at end of period	$4.51	$5.11	$4.37	$2.90	$4.89	$4.17	$3.94	$3.58	$3.67	$2.56
Number of accumulation units outstanding at end of period	276,516	290,468	276,299	252,696	377,710	420,854	626,518	707,921	822,310	476,267
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.71	$9.24	$6.71	$11.16	$9.86	$9.99
Value at end of period	$10.31	$11.71	$9.24	$6.71	$11.16	$9.86
Number of accumulation units outstanding at end of period	355,750	416,049	431,215	482,506	591,855	661,411
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during June 2011)
Value at beginning of period	$9.74
Value at end of period	$9.52
Number of accumulation units outstanding at end of period	7,564
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during September 2011)
Value at beginning of period	$9.84
Value at end of period	$9.22
Number of accumulation units outstanding at end of period	1,133
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.21	$11.56	$9.65	$11.58	$10.80	$10.10	$10.01
Value at end of period	$13.51	$13.21	$11.56	$9.65	$11.58	$10.80	$10.10
Number of accumulation units outstanding at end of period	595,964	794,052	909,241	1,075,639	1,278,258	1,448,500	1,713,163

CFI 2

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$22.55	$20.04	$15.60	$25.37	$12.96	$21.28	$19.96	$18.67	$15.02	$20.311
Value at end of period	$22.17	$22.55	$20.04	$15.60	$25.37	$23.96	$21.28	$19.96	$18.67	$15.02
Number of accumulation units outstanding at end of period	1,045,363	1,265,314	1,260,360	1,428,706	1,685,641	2,055,253	2,526,478	3,054,427	3,762,254	4,488,575
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$18.80	$16.73	$13.77	$22.24	$21.48	$19.01	$18.30	$16.78	$13.49	$17.439
Value at end of period	$18.52	$18.80	$16.73	$13.77	$22.24	$21.48	$19.01	$18.30	$16.78	$13.49
Number of accumulation units outstanding at end of period	356,281	418,311	478,483	551,985	705,766	837,662	1,080,462	1,398,953	1,709,966	1,883,338
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$21.56	$19.91	$18.10	$20.06	$19.19	$18.70	$18.38	$17.78	$16.96	$15.88
Value at end of period	$22.86	$21.56	$19.91	$18.10	$20.06	$19.19	$18.70	$18.38	$17.78	$16.96
Number of accumulation units outstanding at end of period	707,507	767,355	807,364	731,100	766,347	929,670	1,183,071	1,440,153	1,906,360	2,475,954
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.85	$13.96	$10.90
Value at end of period	$12.86	$14.85	$13.96
Number of accumulation units outstanding at end of period	195,326	243,404	283,363
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.49	$11.28	$9.32	$12.34	$12.09	$10.88	$10.06
Value at end of period	$12.18	$12.49	$11.28	$9.32	$12.34	$12.09	$10.88
Number of accumulation units outstanding at end of period	967,009	1,177,287	1,364,025	1,655,410	2,090,697	2,650,463	3,280,731
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$19.59	$16.47	$9.71	$20.16	$14.73	$10.97	$10.69
Value at end of period	$15.83	$19.59	$16.47	$9.71	$20.16	$14.73	$10.97
Number of accumulation units outstanding at end of period	159,758	204,825	185,986	184,178	261,180	231,336	106,027
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$9.84
Value at end of period	$8.89
Number of accumulation units outstanding at end of period	823
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.35	$11.82	$8.40	$11.72	$10.62	$10.17	$9.92
Value at end of period	$13.49	$13.35	$11.82	$8.40	$11.72	$10.62	$10.17
Number of accumulation units outstanding at end of period	825,863	216,085	242,317	272,891	323,546	371,566	450,767
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during October 2011)
Value at beginning of period	$8.33
Value at end of period	$9.05
Number of accumulation units outstanding at end of period	12,001
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.51	$10.60	$9.10	$11.86	$11.53	$10.42	$10.05
Value at end of period	$11.56	$11.51	$10.60	$9.10	$11.86	$11.53	$10.42
Number of accumulation units outstanding at end of period	724,959	866,175	1,055,337	1,184,445	1,610,426	2,103,047	2,762,120
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$9.97
Value at end of period	$8.89
Number of accumulation units outstanding at end of period	18,449

CFI 3

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$14.69	$14.86	$15.03	$14.84	$14.32	$13.84	$13.63	$13.68	$13.75	$13.723
Value at end of period	$14.49	$14.69	$14.86	$15.03	$14.84	$14.32	$13.84	$13.63	$13.68	$13.75
Number of accumulation units outstanding at end of period	1,518,733	1,617,851	2,004,541	2,583,176	2,417,186	2,561,195	2,849,755	3,544,103	4,086,227	6,600,978
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.60	$11.88	$8.64	$14.67	$13.97	$12.00	$10.06
Value at end of period	$12.32	$13.60	$11.88	$8.64	$14.67	$13.97	$12.00
Number of accumulation units outstanding at end of period	2,053,860	2,403,246	2,762,723	3,175,943	3,890,901	5,058,380	6,278,643
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.51	$12.88	$8.74	$11.45	$11.29	$10.51	$9.98
Value at end of period	$14.94	$14.51	$12.88	$8.74	$11.45	$11.29	$10.51
Number of accumulation units outstanding at end of period	133,441	167,221	154,485	129,370	159,124	201,990	191,704
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.05
Value at end of period	$10.02
Number of accumulation units outstanding at end of period	75,592
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.99	$11.92	$7.24	$9.94
Value at end of period	$13.70	$13.99	$11.92	$7.24
Number of accumulation units outstanding at end of period	271,829	371,493	454,661	515,492
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$10.03
Value at end of period	$10.05
Number of accumulation units outstanding at end of period	53,773
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during June 2011)
Value at beginning of period	$9.57
Value at end of period	$9.19
Number of accumulation units outstanding at end of period	2,635
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2011)
Value at beginning of period	$9.21
Value at end of period	$9.38
Number of accumulation units outstanding at end of period	2,564
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during June 2011)
Value at beginning of period	$9.83
Value at end of period	$9.65
Number of accumulation units outstanding at end of period	2,707
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.05	$11.74	$10.02
Value at end of period	$13.41	$13.05	$11.74
Number of accumulation units outstanding at end of period	807,162	945,643	1,068,844

CFI 4

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.26	$12.89	$10.50
Value at end of period	$14.42	$14.26	$12.89
Number of accumulation units outstanding at end of period	247,276	283,647	324,177
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.71	$12.51	$10.41
Value at end of period	$13.59	$13.71	$12.51
Number of accumulation units outstanding at end of period	89,476	107,204	119,513
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2011)
Value at beginning of period	$9.93
Value at end of period	$9.19
Number of accumulation units outstanding at end of period	4,681
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$30.03	$24.48	$19.47	$28.63	$27.43	$23.81	$21.90	$19.42	$14.33	$18.926
Value at end of period	$28.87	$30.03	$24.48	$19.47	$28.63	$27.43	$23.81	$21.90	$19.42	$14.33
Number of accumulation units outstanding at end of period	216,742	272,766	299,734	334,611	402,256	543,958	692,361	912,241	1,058,759	1,032,724
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$18.10	$16.53	$14.22	$18.87	$18.09	$16.93	$16.54	$15.53	$13.86	$14.695
Value at end of period	$18.17	$18.10	$16.53	$14.22	$18.87	$18.09	$16.93	$16.54	$15.53	$13.86
Number of accumulation units outstanding at end of period	195,932	220,514	237,655	267,453	320,452	382,893	515,601	584,968	674,272	798,446
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$18.37	$16.48	$13.34	$21.17	$20.44	$18.31	$17.49	$15.83	$12.91	$15.187
Value at end of period	$17.58	$18.37	$16.48	$13.34	$21.17	$20.44	$18.31	$17.49	$15.83	$12.91
Number of accumulation units outstanding at end of period	156,454	176,467	203,433	226,771	273,725	316,640	354,898	441,999	464,322	493,887
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$18.11	$16.40	$13.65	$19.91	$19.15	$17.47	$16.92	$15.56	$13.21	$14.814
Value at end of period	$17.76	$18.11	$16.40	$13.65	$19.91	$19.15	$17.47	$16.92	$15.56	$13.21
Number of accumulation units outstanding at end of period	247,022	283,316	290,134	345,608	448,223	579,527	688,961	755,251	629,632	589,474
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.15
Value at end of period	$9.61
Number of accumulation units outstanding at end of period	41,627
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.41	$11.38	$7.88	$14.06	$12.57	$11.69	$10.04
Value at end of period	$13.69	$14.41	$11.38	$7.88	$14.06	$12.57	$11.69
Number of accumulation units outstanding at end of period	696,879	790,012	867,640	952,195	1,081,871	1,362,629	1,689,424
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$30.17	$26.18	$18.58	$32.60	$30.09	$26.93	$25.72	$23.71	$18.37	$24.288
Value at end of period	$29.43	$30.17	$26.18	$18.58	$32.60	$30.09	$26.93	$25.72	$23.71	$18.37
Number of accumulation units outstanding at end of period	536,640	612,777	708,641	810,651	982,830	1,231,358	1,536,643	1,898,219	2,230,071	2,520,654
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$9.63	$8.58	$6.32	$12.70	$10.69	$9.97
Value at end of period	$8.32	$9.63	$8.58	$6.32	$12.70	$10.69
Number of accumulation units outstanding at end of period	114,235	136,647	153,349	191,860	200,439	182,540

CFI 5

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.73	$8.13	$6.24	$10.14
Value at end of period	$7.58	$8.73	$8.13	$6.24
Number of accumulation units outstanding at end of period	175,457	217,454	247,399	251,703
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$14.11	$12.85	$9.00	$15.15	$14.33	$12.44	$12.42	$11.16	$8.84	$12.836
Value at end of period	$12.09	$14.11	$12.85	$9.00	$15.15	$14.33	$12.44	$12.42	$11.16	$8.84
Number of accumulation units outstanding at end of period	165,469	193,074	206,135	222,201	279,192	326,456	422,122	591,044	726,562	846,007
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$14.91	$13.33	$10.26	$17.28	$17.32	$15.34	$14.22	$12.57	$10.20	$13.775
Value at end of period	$14.33	$14.91	$13.33	$10.26	$17.28	$17.32	$15.34	$14.22	$12.57	$10.20
Number of accumulation units outstanding at end of period	357,986	443,217	514,451	586,786	720,086	889,065	1,141,400	1,400,307	1,734,132	2,125,862

TABLE II
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$12.88	$11.64	$9.41	$13.87	$13.67	$12.72	$12.20	$11.41	$9.68	$11.161
Value at end of period	$13.30	$12.88	$11.64	$9.41	$13.87	$13.67	$12.72	$12.20	$11.41	$9.68
Number of accumulation units outstanding at end of period	5,766	6,339	7,892	30,521	35,177	55,126	69,445	71,382	71,475	65,983
FIDELITY® VIP CONTRAFUND PORTFOLIO
Value at beginning of period	$28.93	$24.99	$18.65	$32.85	$28.30	$25.65	$22.21	$19.48	$15.35	$17.15
Value at end of period	$27.85	$28.93	$24.99	$18.65	$32.85	$28.30	$25.65	$22.21	$19.48	$15.35
Number of accumulation units outstanding at end of period	163,405	194,474	223,107	265,542	318,678	414,222	532,467	609,405	591,046	590,672
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$18.88	$16.60	$12.91	$22.80	$22.74	$19.16	$18.33	$16.64	$12.93	$15.765
Value at end of period	$18.82	$18.88	$16.60	$12.91	$22.80	$22.74	$19.16	$18.33	$16.64	$12.93
Number of accumulation units outstanding at end of period	197,992	225,371	249,677	296,766	361,258	495,273	628,401	751,001	795,914	820,646
FIDELITY® VIP INDEX 500 PORTFOLIO
Value at beginning of period	$20.26	$17.84	$14.27	$22.93	$22.03	$19.27	$18.62	$17.05	$13.44	$17.509
Value at end of period	$20.42	$20.26	$17.84	$14.27	$22.93	$22.03	$19.27	$18.62	$17.05	$13.44
Number of accumulation units outstanding at end of period	104,586	141,782	166,986	193,846	230,587	302,827	458,510	608,369	654,473	761,472
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during June 2011)
Value at beginning of period	$9.58
Value at end of period	$9.42
Number of accumulation units outstanding at end of period	476
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$9.97
Value at end of period	$7.92
Number of accumulation units outstanding at end of period	204

CFI 6

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during June 2011)
Value at beginning of period	$9.53
Value at end of period	$8.86
Number of accumulation units outstanding at end of period	718
ING BALANCED PORTFOLIO
Value at beginning of period	$19.55	$17.35	$14.74	$20.76	$19.91	$18.33	$17.81	$16.48	$14.04	$15.852
Value at end of period	$19.06	$19.55	$17.35	$14.74	$20.76	$19.91	$18.33	$17.81	$16.48	$14.04
Number of accumulation units outstanding at end of period	93,501	113,107	143,202	173,274	243,646	303,633	318,872	379,563	356,122	342,040
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$10.27
Value at end of period	$10.68
Number of accumulation units outstanding at end of period	6,466
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.53	$7.60	$5.90	$9.78	$10.03
Value at end of period	$8.31	$8.53	$7.60	$5.90	$9.78
Number of accumulation units outstanding at end of period	63,255	74,877	83,751	99,890	121,764
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$5.19	$4.44	$2.94	$4.95	$4.21	$3.98	$3.60	$3.69	$2.57	$4.435
Value at end of period	$4.59	$5.19	$4.44	$2.94	$4.95	$4.21	$3.98	$3.60	$3.69	$2.57
Number of accumulation units outstanding at end of period	27,102	30,069	31,935	23,733	34,056	39,712	56,742	79,278	113,309	61,730
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.80	$9.29	$6.74	$11.19	$9.87	$9.99
Value at end of period	$10.40	$11.80	$9.29	$6.74	$11.19	$9.87
Number of accumulation units outstanding at end of period	90,054	110,200	133,777	159,918	184,555	229,476
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$9.45
Value at end of period	$9.53
Number of accumulation units outstanding at end of period	4,397
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during June 2011)
Value at beginning of period	$9.64
Value at end of period	$9.23
Number of accumulation units outstanding at end of period	918
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.33	$11.65	$9.70	$11.63	$10.83	$10.11	$10.01
Value at end of period	$13.65	$13.33	$11.65	$9.70	$11.63	$10.83	$10.11
Number of accumulation units outstanding at end of period	145,158	185,065	194,503	214,791	273,720	313,936	411,905
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$15.35	$13.62	$10.59	$17.19	$16.21	$14.38	$13.46	$12.58	$10.10	$13.64
Value at end of period	$15.12	$15.35	$13.62	$10.59	$17.19	$16.21	$14.38	$13.46	$12.58	$10.10
Number of accumulation units outstanding at end of period	280,303	308,406	267,184	298,242	355,532	440,709	536,182	672,513	779,501	892,957
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$18.88	$16.78	$13.79	$22.24	$21.45	$18.96	$18.21	$16.68	$13.39	$17.281
Value at end of period	$18.63	$18.88	$16.78	$13.79	$22.24	$21.45	$18.96	$18.21	$16.68	$13.39
Number of accumulation units outstanding at end of period	131,750	150,574	169,441	193,666	258,096	296,025	444,521	539,378	596,166	635,456

CFI 7

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$18.68	$17.22	$15.63	$17.30	$16.52	$16.08	$15.79	$15.24	$14.52	$13.573
Value at end of period	$19.84	$18.68	$17.22	$15.63	$17.30	$16.52	$16.08	$15.79	$15.24	$14.52
Number of accumulation units outstanding at end of period	199,406	228,062	253,689	181,827	197,301	274,574	350,177	421,917	490,687	624,875
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.89	$13.98	$11.77
Value at end of period	$12.91	$14.89	$13.98
Number of accumulation units outstanding at end of period	31,238	38,260	43,394
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.60	$11.36	$9.38	$12.39	$12.12	$10.89	$10.06
Value at end of period	$12.31	$12.60	$11.36	$9.38	$12.39	$12.12	$10.89
Number of accumulation units outstanding at end of period	241,018	287,588	331,791	437,176	573,717	670,897	824,275
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$19.74	$16.58	$9.76	$20.23	$14.76	$10.97	$10.85
Value at end of period	$15.98	$19.74	$16.58	$9.76	$20.23	$14.76	$10.97
Number of accumulation units outstanding at end of period	21,530	24,929	26,229	34,089	34,892	23,921	4,253
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during June 2011)
Value at beginning of period	$9.51
Value at end of period	$8.90
Number of accumulation units outstanding at end of period	513
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.46	$11.90	$8.44	$11.76	$10.64	$10.18	$9.92
Value at end of period	$13.62	$13.46	$11.90	$8.44	$11.76	$10.64	$10.18
Number of accumulation units outstanding at end of period	61,283	1,738	854	3,024	2,408	2,885	2,764
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2011)
Value at beginning of period	$9.50
Value at end of period	$10.07
Number of accumulation units outstanding at end of period	873
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.61	$10.68	$9.15	$11.91	$11.56	$10.43	$10.02
Value at end of period	$11.68	$11.61	$10.68	$9.15	$11.91	$11.56	$10.43
Number of accumulation units outstanding at end of period	203,368	230,845	251,457	307,356	429,767	584,339	825,261
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$9.87
Value at end of period	$8.90
Number of accumulation units outstanding at end of period	166
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.53	$13.67	$13.79	$13.61	$13.10	$12.65	$12.44	$12.46	$12.51	$12.465
Value at end of period	$13.36	$13.53	$13.67	$13.79	$13.61	$13.10	$12.65	$12.44	$12.46	$12.51
Number of accumulation units outstanding at end of period	236,427	286,509	376,031	495,337	530,773	527,585	552,474	657,978	729,177	1,031,858

CFI 8

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.72	$11.97	$8.68	$14.73	$14.00	$12.02	$10.06
Value at end of period	$12.45	$13.72	$11.97	$8.68	$14.73	$14.00	$12.02
Number of accumulation units outstanding at end of period	311,025	353,939	416,753	472,212	605,499	801,709	1,038,532
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$14.64	$12.97	$8.79	$11.49	$11.32	$10.52	$10.45
Value at end of period	$15.09	$14.64	$12.97	$8.79	$11.49	$11.32	$10.52
Number of accumulation units outstanding at end of period	9,680	11,230	10,442	2,328	5,433	5,994	5,454
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.04
Value at end of period	$10.03
Number of accumulation units outstanding at end of period	4,652
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.04	$11.95	$7.24	$9.94
Value at end of period	$13.77	$14.04	$11.95	$7.24
Number of accumulation units outstanding at end of period	53,716	77,460	89,982	104,354
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$9.89
Value at end of period	$10.06
Number of accumulation units outstanding at end of period	410
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.08	$11.74	$10.02
Value at end of period	$13.46	$13.08	$11.74
Number of accumulation units outstanding at end of period	110,693	123,819	136,709
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.30	$12.90	$10.97
Value at end of period	$14.48	$14.30	$12.90
Number of accumulation units outstanding at end of period	82,885	88,656	104,679
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.74	$12.52	$10.65
Value at end of period	$13.65	$13.74	$12.52
Number of accumulation units outstanding at end of period	4,933	5,647	5,856
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2011)
Value at beginning of period	$9.38
Value at end of period	$9.20
Number of accumulation units outstanding at end of period	886
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$30.66	$24.96	$19.82	$29.11	$27.83	$24.13	$22.16	$19.62	$14.45	$19.063
Value at end of period	$29.52	$30.66	$24.96	$19.82	$29.11	$27.83	$24.13	$22.16	$19.62	$14.45
Number of accumulation units outstanding at end of period	57,209	71,092	81,100	99,966	119,207	161,032	221,559	272,890	294,168	286,773

CFI 9

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$17.18	$15.66	$13.46	$17.83	$17.07	$15.95	$15.55	$14.58	$12.99	$13.757
Value at end of period	$17.27	$17.18	$15.66	$13.46	$17.83	$17.07	$15.95	$15.55	$14.58	$12.99
Number of accumulation units outstanding at end of period	62,414	71,712	76,345	99,062	130,985	134,201	175,247	226,963	244,360	283,368
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$16.62	$14.89	$12.04	$19.07	$18.38	$16.45	$15.68	$14.18	$11.55	$13.557
Value at end of period	$15.94	$16.62	$14.89	$12.04	$19.07	$18.38	$16.45	$15.68	$14.18	$11.55
Number of accumulation units outstanding at end of period	31,505	39,488	41,383	45,437	59,063	65,251	61,873	76,407	92,633	97,671
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$16.69	$15.09	$12.54	$18.27	$17.54	$15.98	$15.45	$14.19	$12.03	$13.468
Value at end of period	$16.39	$16.69	$15.09	$12.54	$18.27	$17.54	$15.98	$15.45	$14.19	$12.03
Number of accumulation units outstanding at end of period	60,674	64,863	63,187	69,230	78,002	88,924	132,033	139,920	126,684	139,966
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.12
Value at end of period	$9.62
Number of accumulation units outstanding at end of period	10,396
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.54	$11.46	$7.92	$14.12	$12.61	$11.70	$10.04
Value at end of period	$13.83	$14.54	$11.46	$7.92	$14.12	$12.61	$11.70
Number of accumulation units outstanding at end of period	111,253	131,603	141,227	154,334	185,700	233,358	286,323
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$22.21	$19.25	$13.63	$23.89	$22.01	$19.67	$18.76	$17.27	$13.36	$17.636
Value at end of period	$21.70	$22.21	$19.25	$13.63	$23.89	$22.01	$19.67	$18.76	$17.27	$13.36
Number of accumulation units outstanding at end of period	63,690	74,533	80,437	86,676	111,889	159,581	197,597	244,111	244,873	234,755
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$9.70	$8.63	$6.35	$12.74	$10.70	$9.97
Value at end of period	$8.39	$9.70	$8.63	$6.35	$12.74	$10.70
Number of accumulation units outstanding at end of period	5,411	6,149	7,502	12,666	20,812	13,425
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.77	$8.16	$6.25	$10.14
Value at end of period	$7.62	$8.77	$8.16	$6.25
Number of accumulation units outstanding at end of period	30,707	43,190	50,188	65,677
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$14.39	$13.09	$9.16	$15.39	$14.53	$12.59	$12.56	$11.27	$8.91	$12.917
Value at end of period	$12.35	$14.39	$13.09	$9.16	$15.39	$14.53	$12.59	$12.56	$11.27	$8.91
Number of accumulation units outstanding at end of period	36,154	41,482	46,662	48,063	68,808	87,608	124,382	170,465	203,718	243,401
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$10.43	$9.31	$7.16	$12.03	$12.04	$10.65	$9.86	$8.70	$7.05	$9.506
Value at end of period	$10.04	$10.43	$9.31	$7.16	$12.03	$12.04	$10.65	$9.86	$8.70	$7.05
Number of accumulation units outstanding at end of period	60,654	68,857	77,411	80,969	103,786	131,679	203,458	273,288	310,163	356,088

CFI 10

033-34370	April 2012

PART B

VARIABLE ANNUITY ACCOUNT B
OF
ING LIFE INSURANCE AND ANNUITY COMPANY

ING MARATHON PLUS

Statement of Additional Information

Dated
April 30, 2012
Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation Plans
This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the “Separate Account”) dated April 30, 2012.
A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

ING
P.O. Box 9271
Des Moines, IA 50306-9271
1-800-531-4547
Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

		Page

General Information and History		2
Variable Annuity Account B		2
Offering and Purchase of Contracts		2
Income Phase Payments		3
Sales Material and Advertising		4
Experts		4
Financial Statements of the Separate Account	S	-1
Consolidated Financial Statements of ING Life Insurance and Annuity Company	C	-1

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company,” we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company
was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna
Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in
1954).

The Company is an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management and is a direct, wholly owned subsidiary of Lion Connecticut
Holdings Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our
Home Office is located at One Orange Way, Windsor, Connecticut 06095-4774.

The Company serves as the depositor for the separate account.

Other than the mortality and expense risk charge and administrative expense charge, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus).

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange
Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contract. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

A complete description of each fund, including its investment objective, policies, risks and fees and expenses, is contained in the fund’s prospectus and statement of additional information.

OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for contracts. ING
Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING
Financial Advisers, LLC is also a member of the Financial Industry Regulatory Authority and the Securities Investor
Protection Corporation. ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor,
Connecticut 06095-4774. ING Financial Advisers, LLC offers the securities under the Contracts on a continuous basis, however, the Contract is no longer available to new purchasers. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Contract Ownership and Rights”
and “Your Account Value.”

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending December
31, 2011, 2010 and 2009 amounted to $1,807,861.34, $1,947,487.78 and $1,658,134.85, respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity
Account B of ING Life Insurance and Annuity Company.

2

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the income phase payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each
$1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than
5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based upon a particular investment option, and (b) is the then current
Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1,000 of value applied; the annuitant’s first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was
$13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account
30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation
($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

3

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts.
We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones
Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Corporation and Moody’s
Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable Annuity/Life Performance Report and Lipper’s
Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize funds in terms of the asset classes they represent and use such categories in marketing material for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal,
Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-
deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Variable Annuity Account B as of December 31, 2011, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of the Company as of December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011, included in the Statement of Additional Information, have been audited by
Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta, GA
30308.

4

FINANCIAL STATEMENTS Variable Annuity Account B of ING Life Insurance and Annuity Company Year Ended December 31, 2011 with Report of Independent Registered Public Accounting Firm

S-1

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VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Financial Statements Year Ended December 31, 2011

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements

Statements of Assets and Liabilities Statements of Operations Statements of Changes in Net Assets Notes to Financial Statements	4 32 61 98

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of the investment divisions (the
“Divisions”) constituting Variable Annuity Account B of ING Life Insurance and Annuity Company (the
“Account”) as of December 31, 2011, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

American Funds Insurance Series:	ING Investors Trust (continued):
American Funds Insurance Series® Growth-Income Fund - Class 2	ING Core Growth and Income Portfolio - Service Class
American Funds Insurance Series® International Fund - Class 2	ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
Calvert Variable Series, Inc.:	ING FMRSM Diversified Mid Cap Portfolio - Service Class
Calvert VP SRI Balanced Portfolio	ING Franklin Income Portfolio - Service Class
Federated Insurance Series:	ING Franklin Mutual Shares Portfolio - Service Class
Federated Capital Appreciation Fund II - Primary Shares	ING Global Resources Portfolio - Service Class
Federated Fund for U.S. Government Securities II	ING Invesco Van Kampen Growth and Income Portfolio - Service
Federated High Income Bond Fund II - Primary Shares	Class
Federated Kaufmann Fund II - Primary Shares	ING JPMorgan Emerging Markets Equity Portfolio - Institutional
Federated Managed Volatility Fund II	Class
Federated Prime Money Fund II	ING JPMorgan Emerging Markets Equity Portfolio - Service Class
Fidelity® Variable Insurance Products:	ING JPMorgan Small Cap Core Equity Portfolio - Institutional
Fidelity® VIP Equity-Income Portfolio - Initial Class	Class
Fidelity® VIP Growth Portfolio - Initial Class	ING JPMorgan Small Cap Core Equity Portfolio - Service Class
Fidelity® VIP High Income Portfolio - Initial Class	ING Large Cap Growth Portfolio - Institutional Class
Fidelity® VIP Overseas Portfolio - Initial Class	ING Large Cap Value Portfolio - Institutional Class
Fidelity® Variable Insurance Products II:	ING Large Cap Value Portfolio - Service Class
Fidelity® VIP Contrafund® Portfolio - Initial Class	ING Lord Abbett Growth and Income Portfolio - Institutional
Fidelity® VIP Index 500 Portfolio - Initial Class	Class
Fidelity® Variable Insurance Products V:	ING Lord Abbett Growth and Income Portfolio - Service Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	ING Marsico Growth Portfolio - Service Class
Franklin Templeton Variable Insurance Products Trust:	ING MFS Total Return Portfolio - Institutional Class
Franklin Small Cap Value Securities Fund - Class 2	ING MFS Total Return Portfolio - Service Class
ING Balanced Portfolio, Inc.:	ING MFS Utilities Portfolio - Service Class
ING Balanced Portfolio - Class I	ING PIMCO High Yield Portfolio - Service Class
ING Intermediate Bond Portfolio:	ING PIMCO Total Return Bond Portfolio - Service Class
ING Intermediate Bond Portfolio - Class I	ING Pioneer Fund Portfolio - Institutional Class
ING Investors Trust:	ING Pioneer Mid Cap Value Portfolio - Institutional Class
ING American Funds Asset Allocation Portfolio	ING Pioneer Mid Cap Value Portfolio - Service Class
ING American Funds Growth Portfolio	ING Retirement Conservative Portfolio - Adviser Class
ING American Funds Growth-Income Portfolio	ING Retirement Growth Portfolio - Adviser Class
ING American Funds International Portfolio	ING Retirement Moderate Growth Portfolio - Adviser Class
ING American Funds World Allocation Portfolio - Service Class	ING Retirement Moderate Portfolio - Adviser Class
ING Artio Foreign Portfolio - Service Class	ING T. Rowe Price Capital Appreciation Portfolio - Service Class
ING BlackRock Health Sciences Opportunities Portfolio - Service	ING T. Rowe Price Equity Income Portfolio - Service Class
Class	ING T. Rowe Price International Stock Portfolio - Service Class
ING BlackRock Inflation Protected Bond Portfolio - Institutional	ING Templeton Global Growth Portfolio - Service Class
Class	ING U.S. Stock Index Portfolio - Service Class
ING BlackRock Inflation Protected Bond Portfolio - Service Class	ING Money Market Portfolio:
ING BlackRock Large Cap Growth Portfolio - Institutional Class	ING Money Market Portfolio - Class I
ING Clarion Global Real Estate Portfolio - Institutional Class	ING Money Market Portfolio - Class S
ING Clarion Global Real Estate Portfolio - Service Class
ING Clarion Real Estate Portfolio - Service Class

ING Partners, Inc.:	ING Variable Portfolios, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Service	ING BlackRock Science and Technology Opportunities Portfolio -
Class	Class I
ING Baron Small Cap Growth Portfolio - Service Class	ING Euro STOXX 50 Index Portfolio - Institutional Class
ING Columbia Small Cap Value II Portfolio - Service Class	ING Index Plus LargeCap Portfolio - Class I
ING Davis New York Venture Portfolio - Service Class	ING Index Plus MidCap Portfolio - Class I
ING Global Bond Portfolio - Initial Class	ING Index Plus SmallCap Portfolio - Class I
ING Global Bond Portfolio - Service Class	ING International Index Portfolio - Class I
ING Invesco Van Kampen Comstock Portfolio - Service Class	ING International Index Portfolio - Class S
ING Invesco Van Kampen Equity and Income Portfolio - Initial	ING Russell™ Large Cap Growth Index Portfolio - Class I
Class	ING Russell™ Large Cap Index Portfolio - Class I
ING JPMorgan Mid Cap Value Portfolio - Service Class	ING Russell™ Large Cap Value Index Portfolio - Class I
ING Legg Mason ClearBridge Aggressive Growth Portfolio -	ING Russell™ Large Cap Value Index Portfolio - Class S
Initial Class	ING Russell™ Mid Cap Growth Index Portfolio - Class S
ING Oppenheimer Global Portfolio - Initial Class	ING Russell™ Mid Cap Index Portfolio - Class I
ING PIMCO Total Return Portfolio - Service Class	ING Russell™ Small Cap Index Portfolio - Class I
ING Pioneer High Yield Portfolio - Initial Class	ING Small Company Portfolio - Class I
ING Solution 2015 Portfolio - Service Class	ING U.S. Bond Index Portfolio - Class I
ING Solution 2025 Portfolio - Service Class	ING Variable Products Trust:
ING Solution 2035 Portfolio - Service Class	ING International Value Portfolio - Class I
ING Solution 2045 Portfolio - Service Class	ING MidCap Opportunities Portfolio - Class I
ING Solution Income Portfolio - Service Class	ING MidCap Opportunities Portfolio - Class S
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial	ING SmallCap Opportunities Portfolio - Class I
Class	ING SmallCap Opportunities Portfolio - Class S
ING T. Rowe Price Growth Equity Portfolio - Initial Class	Invesco Variable Insurance Funds:
ING Templeton Foreign Equity Portfolio - Initial Class	Invesco V.I. Capital Appreciation Fund - Series I Shares
ING Thornburg Value Portfolio - Initial Class	Invesco V.I. Core Equity Fund - Series I Shares
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	Janus Aspen Series:
ING Strategic Allocation Portfolios, Inc.:	Janus Aspen Series Balanced Portfolio - Institutional Shares
ING Strategic Allocation Conservative Portfolio - Class I	Janus Aspen Series Enterprise Portfolio - Institutional Shares
ING Strategic Allocation Growth Portfolio - Class I	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
ING Strategic Allocation Moderate Portfolio - Class I	Janus Aspen Series Janus Portfolio - Institutional Shares
ING Variable Funds:	Janus Aspen Series Worldwide Portfolio - Institutional Shares
ING Growth and Income Portfolio - Class A	Lord Abbett Series Fund, Inc.:
ING Growth and Income Portfolio - Class I	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
ING Variable Insurance Trust:	Oppenheimer Variable Account Funds:
ING GET U.S. Core Portfolio - Series 5	Oppenheimer Global Securities/VA
ING GET U.S. Core Portfolio - Series 6	Oppenheimer Main Street Fund®/VA
ING GET U.S. Core Portfolio - Series 7	Oppenheimer Main Street Small- & Mid-Cap Fund®/VA
ING GET U.S. Core Portfolio - Series 8	Oppenheimer Small- & Mid-Cap Growth Fund/VA
ING GET U.S. Core Portfolio - Series 9	PIMCO Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 10	PIMCO Real Return Portfolio - Administrative Class
ING GET U.S. Core Portfolio - Series 11	Pioneer Variable Contracts Trust:
ING GET U.S. Core Portfolio - Series 12	Pioneer Emerging Markets VCT Portfolio - Class I
ING GET U.S. Core Portfolio - Series 13	Pioneer High Yield VCT Portfolio - Class I
ING GET U.S. Core Portfolio - Series 14	Wanger Advisors Trust:
Wanger International
Wanger Select
Wanger USA

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents or fund company. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Variable Annuity Account B of ING
Life Insurance and Annuity Company at December 31, 2011, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

                                                                                                                                    /s/ Ernst & Young LLP

Atlanta, Georgia
April 9, 2012

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

	American Funds Insurance Series® Growth- Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	Calvert VP SRI Balanced Portfolio	Federated Capital Appreciation Fund II - Primary Shares	Federated Fund for U.S. Government Securities II
Assets
Investments in mutual funds
at fair value	$ 2	$ 2	$ 1,023	$ 5,042	$ 1,125
Total assets	2	2	1,023	5,042	1,125

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 2	$ 2	$ 1,023	$ 5,042	$ 1,125

Net assets
Accumulation units	$ 2	$ 2	$ 1,023	$ 4,982	$ 1,125
Contracts in payout (annuitization)
period	-	-	-	60	-
Total net assets	$ 2	$ 2	$ 1,023	$ 5,042	$ 1,125

Total number of mutual fund shares	52	148	585,118	837,539	96,484

Cost of mutual fund shares	$ 2	$ 2	$ 945	$ 4,935	$ 1,074

The accompanying notes are an integral part of these financial statements.

4

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

	Federated High	Federated	Federated		Fidelity® VIP
	Income Bond	Kaufmann	Managed	Federated	Equity-Income
	Fund II -	Fund II -	Volatility	Prime Money	Portfolio -
	Primary Shares	Primary Shares	Fund II	Fund II	Initial Class
Assets
Investments in mutual funds
at fair value	$ 3,753	$ 1,610	$ 3,112	$ 1,482	$ 52,916
Total assets	3,753	1,610	3,112	1,482	52,916

Liabilities
Payable to related parties	-	-	-	-	2
Total liabilities	-	-	-	-	2
Net assets	$ 3,753	$ 1,610	$ 3,112	$ 1,482	$ 52,914

Net assets
Accumulation units	$ 3,715	$ 1,610	$ 3,082	$ 1,471	$ 52,914
Contracts in payout (annuitization)
period	38	-	30	11	-
Total net assets	$ 3,753	$ 1,610	$ 3,112	$ 1,482	$ 52,914

Total number of mutual fund shares	555,156	125,386	337,509	1,482,094	2,831,237

Cost of mutual fund shares	$ 3,649	$ 1,646	$ 2,862	$ 1,482	$ 65,419

The accompanying notes are an integral part of these financial statements. 5

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Growth	High Income	Overseas	Contrafund®	Index 500
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 9,281	$ 222	$ 3,450	$ 104,533	$ 18,732
Total assets	9,281	222	3,450	104,533	18,732

Liabilities
Payable to related parties	-	-	-	3	1
Total liabilities	-	-	-	3	1
Net assets	$ 9,281	$ 222	$ 3,450	$ 104,530	$ 18,731

Net assets
Accumulation units	$ 9,281	$ -	$ 3,450	$ 104,530	$ 18,731
Contracts in payout (annuitization)
period	-	222	-	-	-
Total net assets	$ 9,281	$ 222	$ 3,450	$ 104,530	$ 18,731

Total number of mutual fund shares	251,592	41,179	253,138	4,540,964	144,842

Cost of mutual fund shares	$ 9,115	$ 208	$ 4,049	$ 123,208	$ 18,437

The accompanying notes are an integral part of these financial statements. 6

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

	Fidelity® VIP
	Investment	Franklin Small		ING	ING American
	Grade Bond	Cap Value	ING Balanced	Intermediate	Funds Asset
	Portfolio -	Securities	Portfolio -	Bond Portfolio -	Allocation
	Initial Class	Fund - Class 2	Class I	Class I	Portfolio
Assets
Investments in mutual funds
at fair value	$ 741	$ 2,787	$ 68,786	$ 101,543	$ 119
Total assets	741	2,787	68,786	101,543	119

Liabilities
Payable to related parties	-	-	2	3	-
Total liabilities	-	-	2	3	-
Net assets	$ 741	$ 2,787	$ 68,784	$ 101,540	$ 119

Net assets
Accumulation units	$ 741	$ 2,787	$ 48,163	$ 90,462	$ 119
Contracts in payout (annuitization)
period	-	-	20,621	11,078	-
Total net assets	$ 741	$ 2,787	$ 68,784	$ 101,540	$ 119

Total number of mutual fund shares	57,115	179,472	6,180,211	8,188,945	12,379

Cost of mutual fund shares	$ 719	$ 2,442	$ 77,534	$ 98,744	$ 123

The accompanying notes are an integral part of these financial statements.

7

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

			ING American		ING BlackRock
		ING American	Funds World	ING Artio	Health Sciences
	ING American	Funds	Allocation	Foreign	Opportunities
	Funds Growth	International	Portfolio -	Portfolio -	Portfolio -
	Portfolio	Portfolio	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 9,875	$ 9,304	$ 138	$ 3,000	$ 392
Total assets	9,875	9,304	138	3,000	392

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 9,875	$ 9,304	$ 138	$ 3,000	$ 392

Net assets
Accumulation units	$ 7,989	$ 7,853	$ 138	$ 3,000	$ 392
Contracts in payout (annuitization)
period	1,886	1,451	-	-	-
Total net assets	$ 9,875	$ 9,304	$ 138	$ 3,000	$ 392

Total number of mutual fund shares	205,389	662,679	12,982	338,208	34,156

Cost of mutual fund shares	$ 9,772	$ 10,153	$ 137	$ 3,295	$ 396

The accompanying notes are an integral part of these financial statements.

8

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

	ING BlackRock		ING BlackRock	ING Clarion
	Inflation	ING BlackRock	Large Cap	Global Real	ING Clarion
	Protected Bond	Inflation	Growth	Estate	Global Real
	Portfolio -	Protected Bond	Portfolio -	Portfolio -	Estate
	Institutional	Portfolio -	Institutional	Institutional	Portfolio -
	Class	Service Class	Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 328	$ 3,386	$ 20,997	$ 1,590	$ 858
Total assets	328	3,386	20,997	1,590	858

Liabilities
Payable to related parties	-	-	1	-	-
Total liabilities	-	-	1	-	-
Net assets	$ 328	$ 3,386	$ 20,996	$ 1,590	$ 858

Net assets
Accumulation units	$ 328	$ 3,386	$ 19,371	$ 1,590	$ 858
Contracts in payout (annuitization)
period	-	-	1,625	-	-
Total net assets	$ 328	$ 3,386	$ 20,996	$ 1,590	$ 858

Total number of mutual fund shares	30,040	310,671	2,182,649	178,059	96,501

Cost of mutual fund shares	$ 315	$ 3,339	$ 24,488	$ 1,615	$ 866

The accompanying notes are an integral part of these financial statements.

9

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

	ING Clarion	ING FMRSM Diversified Mid	ING FMRSM	ING Franklin	ING Franklin
	Real Estate	Cap Portfolio -	Diversified Mid	Income	Mutual Shares
	Portfolio -	Institutional	Cap Portfolio -	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 2,480	$ 13,010	$ 1,494	$ 4,340	$ 1,424
Total assets	2,480	13,010	1,494	4,340	1,424

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 2,480	$ 13,010	$ 1,494	$ 4,340	$ 1,424

Net assets
Accumulation units	$ 2,480	$ 11,371	$ 1,494	$ 4,340	$ 1,424
Contracts in payout (annuitization)
period	-	1,639	-	-	-
Total net assets	$ 2,480	$ 13,010	$ 1,494	$ 4,340	$ 1,424

Total number of mutual fund shares	104,604	958,009	110,679	446,057	184,661

Cost of mutual fund shares	$ 2,177	$ 12,442	$ 1,521	$ 4,085	$ 1,288

The accompanying notes are an integral part of these financial statements.

10

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

		ING Invesco	ING JPMorgan		ING JPMorgan
		Van Kampen	Emerging	ING JPMorgan	Small Cap Core
	ING Global	Growth and	Markets Equity	Emerging	Equity
	Resources	Income	Portfolio -	Markets Equity	Portfolio -
	Portfolio -	Portfolio -	Institutional	Portfolio -	Institutional
	Service Class	Service Class	Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 6,365	$ 854	$ 5,594	$ 6,010	$ 2,181
Total assets	6,365	854	5,594	6,010	2,181

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 6,365	$ 854	$ 5,594	$ 6,010	$ 2,181

Net assets
Accumulation units	$ 6,365	$ 854	$ 5,594	$ 6,010	$ 2,181
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 6,365	$ 854	$ 5,594	$ 6,010	$ 2,181

Total number of mutual fund shares	327,561	40,726	310,581	334,799	167,536

Cost of mutual fund shares	$ 5,871	$ 773	$ 6,041	$ 7,097	$ 2,155

The accompanying notes are an integral part of these financial statements.

11

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

	ING JPMorgan	ING Large Cap	ING Large Cap
	Small Cap Core	Growth	Value	ING Large Cap	ING Marsico
	Equity	Portfolio -	Portfolio -	Value	Growth
	Portfolio -	Institutional	Institutional	Portfolio -	Portfolio -
	Service Class	Class	Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 187	$ 27,276	$ 4,756	$ 431	$ 1,571
Total assets	187	27,276	4,756	431	1,571

Liabilities
Payable to related parties	-	1	-	-	-
Total liabilities	-	1	-	-	-
Net assets	$ 187	$ 27,275	$ 4,756	$ 431	$ 1,571

Net assets
Accumulation units	$ 187	$ 25,581	$ 4,756	$ 431	$ 1,571
Contracts in payout (annuitization)
period	-	1,694	-	-	-
Total net assets	$ 187	$ 27,275	$ 4,756	$ 431	$ 1,571

Total number of mutual fund shares	14,454	2,144,319	575,791	52,656	93,497

Cost of mutual fund shares	$ 190	$ 27,713	$ 4,370	$ 430	$ 1,362

The accompanying notes are an integral part of these financial statements.

12

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

	ING MFS Total				ING PIMCO
	Return	ING MFS	ING MFS	ING PIMCO	Total Return
	Portfolio -	Total Return	Utilities	High Yield	Bond
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 32,631	$ 886	$ 2,770	$ 4,207	$ 2,004
Total assets	32,631	886	2,770	4,207	2,004

Liabilities
Payable to related parties	1	-	-	-	-
Total liabilities	1	-	-	-	-
Net assets	$ 32,630	$ 886	$ 2,770	$ 4,207	$ 2,004

Net assets
Accumulation units	$ 32,630	$ 886	$ 2,770	$ 4,207	$ 2,004
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 32,630	$ 886	$ 2,770	$ 4,207	$ 2,004

Total number of mutual fund shares	2,195,867	59,623	202,808	423,650	172,644

Cost of mutual fund shares	$ 34,971	$ 775	$ 2,500	$ 4,226	$ 2,011

The accompanying notes are an integral part of these financial statements.

13

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

		ING Pioneer			ING
	ING Pioneer	Mid Cap Value	ING Pioneer	ING Retirement	Retirement
	Fund Portfolio -	Portfolio -	Mid Cap Value	Conservative	Growth
	Institutional	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Class	Service Class	Adviser Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 7,951	$ 2,100	$ 579	$ 846	$ 4,575
Total assets	7,951	2,100	579	846	4,575

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 7,951	$ 2,100	$ 579	$ 846	$ 4,575

Net assets
Accumulation units	$ 6,332	$ 2,100	$ 579	$ 846	$ 4,575
Contracts in payout (annuitization)
period	1,619	-	-	-	-
Total net assets	$ 7,951	$ 2,100	$ 579	$ 846	$ 4,575

Total number of mutual fund shares	757,252	204,314	56,338	92,122	446,805

Cost of mutual fund shares	$ 7,582	$ 1,993	$ 570	$ 836	$ 4,242

The accompanying notes are an integral part of these financial statements.

14

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

	ING				ING T. Rowe
	Retirement	ING	ING T. Rowe	ING T. Rowe	Price
	Moderate	Retirement	Price Capital	Price Equity	International
	Growth	Moderate	Appreciation	Income	Stock
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 5,336	$ 6,382	$ 12,364	$ 5,626	$ 3,476
Total assets	5,336	6,382	12,364	5,626	3,476

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 5,336	$ 6,382	$ 12,364	$ 5,626	$ 3,476

Net assets
Accumulation units	$ 5,336	$ 6,382	$ 12,364	$ 5,626	$ 3,476
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 5,336	$ 6,382	$ 12,364	$ 5,626	$ 3,476

Total number of mutual fund shares	504,855	588,187	540,148	491,820	351,834

Cost of mutual fund shares	$ 4,888	$ 5,805	$ 10,863	$ 4,945	$ 4,343

The accompanying notes are an integral part of these financial statements.

15

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

					ING American
	ING Templeton	ING U.S. Stock	ING Money	ING Money	Century Small-
	Global Growth	Index	Market	Market	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Class I	Class S	Service Class
Assets
Investments in mutual funds
at fair value	$ 297	$ 57	$ 82,588	$ 273	$ 1,740
Total assets	297	57	82,588	273	1,740

Liabilities
Payable to related parties	-	-	3	-	-
Total liabilities	-	-	3	-	-
Net assets	$ 297	$ 57	$ 82,585	$ 273	$ 1,740

Net assets
Accumulation units	$ 297	$ 57	$ 76,371	$ 273	$ 1,740
Contracts in payout (annuitization)
period	-	-	6,214	-	-
Total net assets	$ 297	$ 57	$ 82,585	$ 273	$ 1,740

Total number of mutual fund shares	28,314	5,545	82,588,461	273,384	154,022

Cost of mutual fund shares	$ 293	$ 54	$ 82,589	$ 273	$ 1,514

The accompanying notes are an integral part of these financial statements.

		16

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

	ING Baron	ING Columbia
	Small Cap	Small Cap	ING Davis New	ING Global	ING Global
	Growth	Value II	York Venture	Bond	Bond
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 3,850	$ 446	$ 2,042	$ 37,678	$ 146
Total assets	3,850	446	2,042	37,678	146

Liabilities
Payable to related parties	-	-	-	1	-
Total liabilities	-	-	-	1	-
Net assets	$ 3,850	$ 446	$ 2,042	$ 37,677	$ 146

Net assets
Accumulation units	$ 3,850	$ 446	$ 2,042	$ 34,632	$ -
Contracts in payout (annuitization)
period	-	-	-	3,045	146
Total net assets	$ 3,850	$ 446	$ 2,042	$ 37,677	$ 146

Total number of mutual fund shares	198,780	44,356	121,921	3,328,451	12,913

Cost of mutual fund shares	$ 3,411	$ 441	$ 1,692	$ 36,572	$ 153

The accompanying notes are an integral part of these financial statements.

		17

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

		ING Invesco
	ING Invesco	Van Kampen		ING
	Van Kampen	Equity and	ING JPMorgan	Oppenheimer	ING PIMCO
	Comstock	Income	Mid Cap Value	Global	Total Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 813	$ 50,727	$ 1,872	$ 73,460	$ 12,993
Total assets	813	50,727	1,872	73,460	12,993

Liabilities
Payable to related parties	-	2	-	2	-
Total liabilities	-	2	-	2	-
Net assets	$ 813	$ 50,725	$ 1,872	$ 73,458	$ 12,993

Net assets
Accumulation units	$ 813	$ 50,725	$ 1,872	$ 70,889	$ 12,993
Contracts in payout (annuitization)
period	-	-	-	2,569	-
Total net assets	$ 813	$ 50,725	$ 1,872	$ 73,458	$ 12,993

Total number of mutual fund shares	82,783	1,534,844	133,587	5,858,062	1,115,302

Cost of mutual fund shares	$ 723	$ 52,774	$ 1,728	$ 76,968	$ 12,944

The accompanying notes are an integral part of these financial statements.

		18

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

	ING Pioneer High Yield Portfolio - Initial Class	ING Solution 2015 Portfolio - Service Class	ING Solution 2025 Portfolio - Service Class	ING Solution 2035 Portfolio - Service Class	ING Solution 2045 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$ 16,259	$ 3,208	$ 2,159	$ 3,402	$ 1,424
Total assets	16,259	3,208	2,159	3,402	1,424

Liabilities
Payable to related parties	1	-	-	-	-
Total liabilities	1	-	-	-	-
Net assets	$ 16,258	$ 3,208	$ 2,159	$ 3,402	$ 1,424

Net assets
Accumulation units	$ 14,237	$ 3,208	$ 2,159	$ 3,402	$ 1,424
Contracts in payout (annuitization)
period	2,021	-	-	-	-
Total net assets	$ 16,258	$ 3,208	$ 2,159	$ 3,402	$ 1,424

Total number of mutual fund shares	1,541,170	302,635	205,267	320,677	133,445

Cost of mutual fund shares	$ 13,976	$ 3,169	$ 2,001	$ 3,308	$ 1,424

The accompanying notes are an integral part of these financial statements.

19

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

		ING T. Rowe
		Price	ING T. Rowe
	ING Solution	Diversified Mid	Price Growth	ING Templeton	ING Thornburg
	Income	Cap Growth	Equity	Foreign Equity	Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Initial Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 1,072	$ 41,423	$ 28,653	$ 14,333	$ 12,298
Total assets	1,072	41,423	28,653	14,333	12,298

Liabilities
Payable to related parties	-	1	1	-	-
Total liabilities	-	1	1	-	-
Net assets	$ 1,072	$ 41,422	$ 28,652	$ 14,333	$ 12,298

Net assets
Accumulation units	$ 1,072	$ 41,422	$ 24,794	$ 13,216	$ 10,359
Contracts in payout (annuitization)
period	-	-	3,858	1,117	1,939
Total net assets	$ 1,072	$ 41,422	$ 28,652	$ 14,333	$ 12,298

Total number of mutual fund shares	101,839	5,020,909	531,504	1,505,619	446,406

Cost of mutual fund shares	$ 1,061	$ 39,794	$ 26,783	$ 17,156	$ 13,156

The accompanying notes are an integral part of these financial statements.

		20

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

	ING UBS U.S.	ING Strategic	ING Strategic	ING Strategic
	Large Cap	Allocation	Allocation	Allocation	ING Growth
	Equity	Conservative	Growth	Moderate	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Class I	Class I	Class I	Class A
Assets
Investments in mutual funds
at fair value	$ 12,801	$ 7,590	$ 7,550	$ 9,597	$ 1,594
Total assets	12,801	7,590	7,550	9,597	1,594

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 12,801	$ 7,590	$ 7,550	$ 9,597	$ 1,594

Net assets
Accumulation units	$ 12,801	$ 5,465	$ 6,302	$ 7,228	$ -
Contracts in payout (annuitization)
period	-	2,125	1,248	2,369	1,594
Total net assets	$ 12,801	$ 7,590	$ 7,550	$ 9,597	$ 1,594

Total number of mutual fund shares	1,468,033	744,834	778,384	966,440	74,530

Cost of mutual fund shares	$ 12,860	$ 7,619	$ 7,668	$ 10,875	$ 1,656

The accompanying notes are an integral part of these financial statements.

21

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

	ING Growth
	and Income	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Class I	Series 7	Series 8	Series 9	Series 10
Assets
Investments in mutual funds
at fair value	$ 198,749	$ 7,214	$ 6,368	$ 4,855	$ 3,794
Total assets	198,749	7,214	6,368	4,855	3,794

Liabilities
Payable to related parties	6	-	-	-	-
Total liabilities	6	-	-	-	-
Net assets	$ 198,743	$ 7,214	$ 6,368	$ 4,855	$ 3,794

Net assets
Accumulation units	$ 149,929	$ 7,214	$ 6,368	$ 4,855	$ 3,794
Contracts in payout (annuitization)
period	48,814	-	-	-	-
Total net assets	$ 198,743	$ 7,214	$ 6,368	$ 4,855	$ 3,794

Total number of mutual fund shares	9,205,582	930,881	818,454	621,665	476,596

Cost of mutual fund shares	$ 177,974	$ 8,420	$ 7,593	$ 5,638	$ 4,429

The accompanying notes are an integral part of these financial statements.

		22

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 11	ING GET U.S. Core Portfolio - Series 12	ING GET U.S. Core Portfolio - Series 13	ING GET U.S. Core Portfolio - Series 14	ING BlackRock Science and Technology Opportunities Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$ 3,827	$ 9,642	$ 10,208	$ 7,759	$ 5,733
Total assets	3,827	9,642	10,208	7,759	5,733

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 3,827	$ 9,642	$ 10,208	$ 7,759	$ 5,733

Net assets
Accumulation units	$ 3,827	$ 9,642	$ 10,208	$ 7,759	$ 5,733
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 3,827	$ 9,642	$ 10,208	$ 7,759	$ 5,733

Total number of mutual fund shares	483,859	1,237,687	1,044,835	759,937	1,077,662

Cost of mutual fund shares	$ 4,207	$ 10,550	$ 10,384	$ 7,682	$ 5,771

The accompanying notes are an integral part of these financial statements.

23

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

	ING Euro STOXX 50 Index Portfolio - Institutional Class	ING Index Plus LargeCap Portfolio - Class I	ING Index Plus MidCap Portfolio - Class I	ING Index Plus SmallCap Portfolio - Class I	ING International Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$ 34	$ 64,465	$ 8,915	$ 3,572	$ 7,623
Total assets	34	64,465	8,915	3,572	7,623

Liabilities
Payable to related parties	-	2	-	-	-
Total liabilities	-	2	-	-	-
Net assets	$ 34	$ 64,463	$ 8,915	$ 3,572	$ 7,623

Net assets
Accumulation units	$ 34	$ 48,810	$ 8,915	$ 3,572	$ 6,895
Contracts in payout (annuitization)
period	-	15,653	-	-	728
Total net assets	$ 34	$ 64,463	$ 8,915	$ 3,572	$ 7,623

Total number of mutual fund shares	3,987	4,726,190	585,734	257,911	1,039,937

Cost of mutual fund shares	$ 36	$ 71,657	$ 9,672	$ 3,611	$ 8,015

The accompanying notes are an integral part of these financial statements.

24

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

	ING	ING Russell™	ING Russell™	ING Russell™	ING Russell™
	International	Large Cap	Large Cap	Large Cap	Large Cap
	Index	Growth Index	Index	Value Index	Value Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class I	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 34	$ 24,963	$ 14,737	$ 7,094	$ 1,283
Total assets	34	24,963	14,737	7,094	1,283

Liabilities
Payable to related parties	-	1	1	-	-
Total liabilities	-	1	1	-	-
Net assets	$ 34	$ 24,962	$ 14,736	$ 7,094	$ 1,283

Net assets
Accumulation units	$ 34	$ 24,727	$ 12,167	$ 7,094	$ 1,283
Contracts in payout (annuitization)
period	-	235	2,569	-	-
Total net assets	$ 34	$ 24,962	$ 14,736	$ 7,094	$ 1,283

Total number of mutual fund shares	4,622	1,684,445	1,506,889	567,041	102,912

Cost of mutual fund shares	$ 37	$ 18,700	$ 12,406	$ 6,251	$ 1,144

The accompanying notes are an integral part of these financial statements.

		25

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

	ING Russell™		ING Russell™
	Mid Cap	ING Russell™	Small Cap	ING Small	ING U.S. Bond
	Growth Index	Mid Cap Index	Index	Company	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 576	$ 500	$ 571	$ 26,267	$ 2,504
Total assets	576	500	571	26,267	2,504

Liabilities
Payable to related parties	-	-	-	1	-
Total liabilities	-	-	-	1	-
Net assets	$ 576	$ 500	$ 571	$ 26,266	$ 2,504

Net assets
Accumulation units	$ 576	$ 500	$ 571	$ 22,356	$ 2,504
Contracts in payout (annuitization)
period	-	-	-	3,910	-
Total net assets	$ 576	$ 500	$ 571	$ 26,266	$ 2,504

Total number of mutual fund shares	36,183	44,869	48,564	1,473,995	226,200

Cost of mutual fund shares	$ 633	$ 514	$ 593	$ 25,531	$ 2,485

The accompanying notes are an integral part of these financial statements.

		26

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

ING
	International	ING MidCap	ING MidCap	ING SmallCap	ING SmallCap
	Value	Opportunities	Opportunities	Opportunities	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class S	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 1,333	$ 1,849	$ 3,438	$ 767	$ 2,075
Total assets	1,333	1,849	3,438	767	2,075

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 1,333	$ 1,849	$ 3,438	$ 767	$ 2,075

Net assets
Accumulation units	$ 1,333	$ 1,849	$ 3,438	$ 767	$ 2,075
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 1,333	$ 1,849	$ 3,438	$ 767	$ 2,075

Total number of mutual fund shares	189,378	159,025	302,418	35,763	99,224

Cost of mutual fund shares	$ 1,417	$ 1,739	$ 2,724	$ 768	$ 1,816

The accompanying notes are an integral part of these financial statements.

27

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

				Janus Aspen	Janus Aspen
	Invesco V.I.		Janus Aspen	Series	Series Flexible
	Capital	Invesco V.I.	Series Balanced	Enterprise	Bond
	Appreciation	Core Equity	Portfolio -	Portfolio -	Portfolio -
	Fund - Series I	Fund - Series I	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares	Shares
Assets
Investments in mutual funds
at fair value	$ 600	$ 1,485	$ 14	$ -	$ 3
Total assets	600	1,485	14	-	3

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 600	$ 1,485	$ 14	$ -	$ 3

Net assets
Accumulation units	$ 557	$ 1,309	$ 14	$ -	$ 3
Contracts in payout (annuitization)
period	43	176	-	-
Total net assets	$ 600	$ 1,485	$ 14	$ -	$ 3

Total number of mutual fund shares	28,013	55,590	543	1	269

Cost of mutual fund shares	$ 653	$ 1,366	$ 14	$ -	$ 3

The accompanying notes are an integral part of these financial statements.

28

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

	Janus Aspen	Lord Abbett
	Series	Series Fund -
	Worldwide	Mid-Cap			Oppenheimer
	Portfolio -	Value	Oppenheimer	Oppenheimer	Main Street
	Institutional	Portfolio -	Global	Main Street	Small- & Mid-
	Shares	Class VC	Securities/VA	Fund®/VA	Cap Fund®/VA
Assets
Investments in mutual funds
at fair value	$ 1	$ 2,073	$ 47	$ 267	$ 599
Total assets	1	2,073	47	267	599

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 1	$ 2,073	$ 47	$ 267	$ 599

Net assets
Accumulation units	$ 1	$ 2,073	$ 47	$ -	$ 599
Contracts in payout (annuitization)
period	-	-	-	267	-
Total net assets	$ 1	$ 2,073	$ 47	$ 267	$ 599

Total number of mutual fund shares	46	130,681	1,727	12,903	34,910

Cost of mutual fund shares	$ 2	$ 2,089	$ 54	$ 288	$ 536

The accompanying notes are an integral part of these financial statements.

29

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

		PIMCO Real	Pioneer
	Oppenheimer	Return	Emerging	Pioneer High
	Small- & Mid-	Portfolio -	Markets VCT	Yield VCT
	Cap Growth	Administrative	Portfolio -	Portfolio -	Wanger
	Fund/VA	Class	Class I	Class I	International
Assets
Investments in mutual funds
at fair value	$ 136	$ 7,882	$ 1,027	$ 417	$ 1,705
Total assets	136	7,882	1,027	417	1,705

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 136	$ 7,882	$ 1,027	$ 417	$ 1,705

Net assets
Accumulation units	$ -	$ 7,882	$ 1,027	$ 417	$ 1,705
Contracts in payout (annuitization)
period	136	-	-	-	-
Total net assets	$ 136	$ 7,882	$ 1,027	$ 417	$ 1,705

Total number of mutual fund shares	2,886	565,019	42,651	42,020	59,238

Cost of mutual fund shares	$ 145	$ 7,555	$ 1,279	$ 418	$ 1,957

The accompanying notes are an integral part of these financial statements.

30

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2011 (Dollars in thousands)

	Wanger Select	Wanger USA
Assets
Investments in mutual funds
at fair value	$ 2,332	$ 705
Total assets	2,332	705

Liabilities
Payable to related parties	-	-
Total liabilities	-	-
Net assets	$ 2,332	$ 705

Net assets
Accumulation units	$ 2,332	$ 705
Contracts in payout (annuitization)
period	-	-
Total net assets	$ 2,332	$ 705

Total number of mutual fund shares	99,890	23,667

Cost of mutual fund shares	$ 2,302	$ 783

The accompanying notes are an integral part of these financial statements.

31

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	American Funds Insurance Series® Growth- Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	Calvert VP SRI Balanced Portfolio	Federated Capital Appreciation Fund II - Primary Shares	Federated Fund for U.S. Government Securities II
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 14	$ 44	$ 52
Total investment income	-	-	14	44	52
Expenses:
Mortality and expense risk and
other charges	-	-	10	82	17
Total expenses	-	-	10	82	17
Net investment income (loss)	-	-	4	(38)	35

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	1	(23)	51	1
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	1	(23)	51	1
Net unrealized appreciation
(depreciation) of investments	-	(1)	51	(420)	14
Net realized and unrealized gain (loss)
on investments	-	-	28	(369)	15
Net increase (decrease) in net assets
resulting from operations	$ -	$ -	$ 32	$ (407)	$ 50

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	Federated High Income Bond Fund II - Primary Shares	Federated Kaufmann Fund II - Primary Shares	Federated Managed Volatility Fund II	Federated Prime Money Fund II	Fidelity® VIP Equity-Income Portfolio - Initial Class
Net investment income (loss)
Income:
Dividends	$ 358	$ 21	$ 138	$ -	$ 1,384
Total investment income	358	21	138	-	1,384
Expenses:
Mortality and expense risk and
other charges	56	27	49	25	710
Total expenses	56	27	49	25	710
Net investment income (loss)	302	(6)	89	(25)	674

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(83)	25	-	-	(3,030)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(83)	25	-	-	(3,030)
Net unrealized appreciation
(depreciation) of investments	(77)	(306)	14	-	2,401
Net realized and unrealized gain (loss)
on investments	(160)	(281)	14	-	(629)
Net increase (decrease) in net assets
resulting from operations	$ 142	$ (287)	$ 103	$ (25)	$ 45

The accompanying notes are an integral part of these financial statements.

33

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class
Net investment income (loss)
Income:
Dividends	$ 36	$ 15	$ 58	$ 1,127	$ 376
Total investment income	36	15	58	1,127	376
Expenses:
Mortality and expense risk and
other charges	89	2	39	1,346	285
Total expenses	89	2	39	1,346	285
Net investment income (loss)	(53)	13	19	(219)	91

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	372	9	(507)	(4,829)	828
Capital gains distributions	34	-	9	-	504
Total realized gain (loss) on investments
and capital gains distributions	406	9	(498)	(4,829)	1,332
Net unrealized appreciation
(depreciation) of investments	(390)	(16)	(336)	1,292	(1,246)
Net realized and unrealized gain (loss)
on investments	16	(7)	(834)	(3,537)	86
Net increase (decrease) in net assets
resulting from operations	$ (37)	$ 6	$ (815)	$ (3,756)	$ 177

The accompanying notes are an integral part of these financial statements.

34

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Franklin Small Cap Value Securities Fund - Class 2	ING Balanced Portfolio - Class I	ING Intermediate Bond Portfolio - Class I	ING American Funds Asset Allocation Portfolio
Net investment income (loss)
Income:
Dividends	$ 24	$ 22	$ 2,076	$ 4,537	$ -
Total investment income	24	22	2,076	4,537	-
Expenses:
Mortality and expense risk and
other charges	11	28	903	1,105	1
Total expenses	11	28	903	1,105	1
Net investment income (loss)	13	(6)	1,173	3,432	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	139	(1,388)	(1,337)	(1)
Capital gains distributions	21	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	23	139	(1,388)	(1,337)	(1)
Net unrealized appreciation
(depreciation) of investments	11	(250)	(1,511)	3,744	(4)
Net realized and unrealized gain (loss)
on investments	34	(111)	(2,899)	2,407	(5)
Net increase (decrease) in net assets
resulting from operations	$ 47	$ (117)	$ (1,726)	$ 5,839	$ (6)

The accompanying notes are an integral part of these financial statements.

35

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	ING American Funds Growth Portfolio	ING American Funds Growth- Income Portfolio	ING American Funds International Portfolio	ING American Funds World Allocation Portfolio - Service Class	ING Artio Foreign Portfolio - Service Class
Net investment income (loss)
Income:
Dividends	$ 22	$ 89	$ 183	$ -	$ 72
Total investment income	22	89	183	-	72
Expenses:
Mortality and expense risk and
other charges	140	7	142	1	35
Total expenses	140	7	142	1	35
Net investment income (loss)	(118)	82	41	(1)	37

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(916)	(1,021)	(1,498)	(21)	(260)
Capital gains distributions	1	-	60	1	-
Total realized gain (loss) on investments
and capital gains distributions	(915)	(1,021)	(1,438)	(20)	(260)
Net unrealized appreciation
(depreciation) of investments	452	1,014	(387)	1	(668)
Net realized and unrealized gain (loss)
on investments	(463)	(7)	(1,825)	(19)	(928)
Net increase (decrease) in net assets
resulting from operations	$ (581)	$ 75	$ (1,784)	$ (20)	$ (891)

The accompanying notes are an integral part of these financial statements.

36

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	ING BlackRock Health Sciences Opportunities Portfolio - Service Class	ING BlackRock Inflation Protected Bond Portfolio - Institutional Class	ING BlackRock Inflation Protected Bond Portfolio - Service Class	ING BlackRock Large Cap Growth Portfolio - Institutional Class	ING Clarion Global Real Estate Portfolio - Institutional Class
Net investment income (loss)
Income:
Dividends	$ 2	$ 8	$ 10	$ 135	$ 58
Total investment income	2	8	10	135	58
Expenses:
Mortality and expense risk and
other charges	2	2	11	282	13
Total expenses	2	2	11	282	13
Net investment income (loss)	-	6	(1)	(147)	45

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	29	1	2	(1,036)	77
Capital gains distributions	-	13	26	-	-
Total realized gain (loss) on investments
and capital gains distributions	29	14	28	(1,036)	77
Net unrealized appreciation
(depreciation) of investments	(34)	15	47	744	(217)
Net realized and unrealized gain (loss)
on investments	(5)	29	75	(292)	(140)
Net increase (decrease) in net assets
resulting from operations	$ (5)	$ 35	$ 74	$ (439)	$ (95)

The accompanying notes are an integral part of these financial statements.

37

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	ING Clarion		ING Core	ING FMRSM
	Global Real	ING Clarion	Growth and	Diversified Mid	ING FMRSM
	Estate	Real Estate	Income	Cap Portfolio -	Diversified Mid
	Portfolio -	Portfolio -	Portfolio -	Institutional	Cap Portfolio -
	Service Class	Service Class	Service Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 33	$ 31	$ 20	$ 31	$ 4
Total investment income	33	31	20	31	4
Expenses:
Mortality and expense risk and
other charges	11	20	8	201	15
Total expenses	11	20	8	201	15
Net investment income (loss)	22	11	12	(170)	(11)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(135)	328	32	215	221
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(135)	328	32	215	221
Net unrealized appreciation
(depreciation) of investments	52	(128)	(144)	(1,860)	(415)
Net realized and unrealized gain (loss)
on investments	(83)	200	(112)	(1,645)	(194)
Net increase (decrease) in net assets
resulting from operations	$ (61)	$ 211	$ (100)	$ (1,815)	$ (205)

The accompanying notes are an integral part of these financial statements.

38

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	ING Franklin Income Portfolio - Service Class	ING Franklin Mutual Shares Portfolio - Service Class	ING Global Resources Portfolio - Service Class	ING Invesco Van Kampen Growth and Income Portfolio - Service Class	ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
Net investment income (loss)
Income:
Dividends	$ 241	$ 59	$ 46	$ 10	$ 79
Total investment income	241	59	46	10	79
Expenses:
Mortality and expense risk and
other charges	52	20	79	8	90
Total expenses	52	20	79	8	90
Net investment income (loss)	189	39	(33)	2	(11)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(94)	(126)	(352)	(70)	262
Capital gains distributions	-	-	-	-	235
Total realized gain (loss) on investments
and capital gains distributions	(94)	(126)	(352)	(70)	497
Net unrealized appreciation
(depreciation) of investments	(50)	45	(450)	51	(1,966)
Net realized and unrealized gain (loss)
on investments	(144)	(81)	(802)	(19)	(1,469)
Net increase (decrease) in net assets
resulting from operations	$ 45	$ (42)	$ (835)	$ (17)	$ (1,480)

The accompanying notes are an integral part of these financial statements.

39

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	ING JPMorgan Emerging Markets Equity Portfolio - Service Class	ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	ING JPMorgan Small Cap Core Equity Portfolio - Service Class	ING Large Cap Growth Portfolio - Institutional Class	ING Large Cap Value Portfolio - Institutional Class
Net investment income (loss)
Income:
Dividends	$ 78	$ 14	$ 1	$ 86	$ 57
Total investment income	78	14	1	86	57
Expenses:
Mortality and expense risk and
other charges	74	26	2	347	44
Total expenses	74	26	2	347	44
Net investment income (loss)	4	(12)	(1)	(261)	13

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	602	(35)	8	766	(339)
Capital gains distributions	303	-	-	1,832	-
Total realized gain (loss) on investments
and capital gains distributions	905	(35)	8	2,598	(339)
Net unrealized appreciation
(depreciation) of investments	(2,969)	(44)	(29)	(2,195)	404
Net realized and unrealized gain (loss)
on investments	(2,064)	(79)	(21)	403	65
Net increase (decrease) in net assets
resulting from operations	$ (2,060)	$ (91)	$ (22)	$ 142	$ 78

The accompanying notes are an integral part of these financial statements.

	40

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	ING Large Cap Value Portfolio - Service Class	ING Lord Abbett Growth and Income Portfolio - Institutional Class	ING Lord Abbett Growth and Income Portfolio - Service Class	ING Marsico Growth Portfolio - Service Class	ING MFS Total Return Portfolio - Institutional Class
Net investment income (loss)
Income:
Dividends	$ 5	$ 7	$ -	$ 3	$ 974
Total investment income	5	7	-	3	974
Expenses:
Mortality and expense risk and
other charges	5	1	-	14	462
Total expenses	5	1	-	14	462
Net investment income (loss)	-	6	-	(11)	512

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6)	(33)	108	91	(1,838)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(6)	(33)	108	91	(1,838)
Net unrealized appreciation
(depreciation) of investments	1	91	(97)	(112)	1,620
Net realized and unrealized gain (loss)
on investments	(5)	58	11	(21)	(218)
Net increase (decrease) in net assets
resulting from operations	$ (5)	$ 64	$ 11	$ (32)	$ 294

The accompanying notes are an integral part of these financial statements.

41

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	ING MFS Total Return Portfolio - Service Class	ING MFS Utilities Portfolio - Service Class	ING PIMCO High Yield Portfolio - Service Class	ING PIMCO Total Return Bond Portfolio - Service Class	ING Pioneer Fund Portfolio - Institutional Class
Net investment income (loss)
Income:
Dividends	$ 25	$ 95	$ 324	$ 43	$ 137
Total investment income	25	95	324	43	137
Expenses:
Mortality and expense risk and
other charges	8	23	51	11	115
Total expenses	8	23	51	11	115
Net investment income (loss)	17	72	273	32	22

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3)	(110)	289	(70)	(820)
Capital gains distributions	-	-	-	42	-
Total realized gain (loss) on investments
and capital gains distributions	(3)	(110)	289	(28)	(820)
Net unrealized appreciation
(depreciation) of investments	(7)	176	(417)	(7)	274
Net realized and unrealized gain (loss)
on investments	(10)	66	(128)	(35)	(546)
Net increase (decrease) in net assets
resulting from operations	$ 7	$ 138	$ 145	$ (3)	$ (524)

The accompanying notes are an integral part of these financial statements.

42

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	ING Pioneer Mid Cap Value Portfolio - Institutional Class	ING Pioneer Mid Cap Value Portfolio - Service Class	ING Retirement Conservative Portfolio - Adviser Class	ING Retirement Growth Portfolio - Adviser Class	ING Retirement Moderate Growth Portfolio - Adviser Class
Net investment income (loss)
Income:
Dividends	$ 35	$ 8	$ 3	$ 45	$ 57
Total investment income	35	8	3	45	57
Expenses:
Mortality and expense risk and
other charges	22	9	3	65	70
Total expenses	22	9	3	65	70
Net investment income (loss)	13	(1)	-	(20)	(13)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(149)	98	(4)	187	227
Capital gains distributions	-	-	2	-	-
Total realized gain (loss) on investments
and capital gains distributions	(149)	98	(2)	187	227
Net unrealized appreciation
(depreciation) of investments	15	(132)	10	(298)	(251)
Net realized and unrealized gain (loss)
on investments	(134)	(34)	8	(111)	(24)
Net increase (decrease) in net assets
resulting from operations	$ (121)	$ (35)	$ 8	$ (131)	$ (37)

The accompanying notes are an integral part of these financial statements.

43

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

				ING T. Rowe
	ING	ING T. Rowe	ING T. Rowe	Price
	Retirement	Price Capital	Price Equity	International	ING Templeton
	Moderate	Appreciation	Income	Stock	Global Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 93	$ 227	$ 114	$ 144	$ 5
Total investment income	93	227	114	144	5
Expenses:
Mortality and expense risk and
other charges	85	105	57	49	4
Total expenses	85	105	57	49	4
Net investment income (loss)	8	122	57	95	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	143	(153)	210	(485)	(28)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	143	(153)	210	(485)	(28)
Net unrealized appreciation
(depreciation) of investments	(69)	307	(376)	(158)	-
Net realized and unrealized gain (loss)
on investments	74	154	(166)	(643)	(28)
Net increase (decrease) in net assets
resulting from operations	$ 82	$ 276	$ (109)	$ (548)	$ (27)

The accompanying notes are an integral part of these financial statements. 44

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	ING U.S. Stock Index Portfolio - Service Class	ING Money Market Portfolio - Class I	ING Money Market Portfolio - Class S	ING American Century Small- Mid Cap Value Portfolio - Service Class	ING Baron Small Cap Growth Portfolio - Service Class
Net investment income (loss)
Income:
Dividends	$ 1	$ 1	$ -	$ 19	$ -
Total investment income	1	1	-	19	-
Expenses:
Mortality and expense risk and
other charges	-	1,057	2	14	37
Total expenses	-	1,057	2	14	37
Net investment income (loss)	1	(1,056)	(2)	5	(37)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	-	-	186	62
Capital gains distributions	3	16	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	4	16	-	186	62
Net unrealized appreciation
(depreciation) of investments	(3)	-	-	(244)	2
Net realized and unrealized gain (loss)
on investments	1	16	-	(58)	64
Net increase (decrease) in net assets
resulting from operations	$ 2	$ (1,040)	$ (2)	$ (53)	$ 27

The accompanying notes are an integral part of these financial statements.

45

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	ING Columbia Small Cap Value II Portfolio - Service Class	ING Davis New York Venture Portfolio - Service Class	ING Global Bond Portfolio - Initial Class	ING Global Bond Portfolio - Service Class	ING Invesco Van Kampen Comstock Portfolio - Service Class
Net investment income (loss)
Income:
Dividends	$ 3	$ 24	$ 3,015	$ 18	$ 12
Total investment income	3	24	3,015	18	12
Expenses:
Mortality and expense risk and
other charges	6	25	493	3	7
Total expenses	6	25	493	3	7
Net investment income (loss)	(3)	(1)	2,522	15	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	9	(37)	1,247	26	(33)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	9	(37)	1,247	26	(33)
Net unrealized appreciation
(depreciation) of investments	(64)	(100)	(2,686)	(36)	8
Net realized and unrealized gain (loss)
on investments	(55)	(137)	(1,439)	(10)	(25)
Net increase (decrease) in net assets
resulting from operations	$ (58)	$ (138)	$ 1,083	$ 5	$ (20)

The accompanying notes are an integral part of these financial statements.

46

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	ING Invesco Van Kampen Equity and Income Portfolio - Initial Class	ING JPMorgan Mid Cap Value Portfolio - Service Class	ING Legg Mason ClearBridge Aggressive Growth Portfolio - Initial Class	ING Oppenheimer Global Portfolio - Initial Class	ING PIMCO Total Return Portfolio - Service Class
Net investment income (loss)
Income:
Dividends	$ 1,201	$ 16	$ 71	$ 1,241	$ 365
Total investment income	1,201	16	71	1,241	365
Expenses:
Mortality and expense risk and
other charges	676	16	15	1,012	112
Total expenses	676	16	15	1,012	112
Net investment income (loss)	525	-	56	229	253

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	354	(38)	443	1,772	248
Capital gains distributions	-	-	4,857	-	418
Total realized gain (loss) on investments
and capital gains distributions	354	(38)	5,300	1,772	666
Net unrealized appreciation
(depreciation) of investments	(2,098)	50	(5,049)	(9,427)	(630)
Net realized and unrealized gain (loss)
on investments	(1,744)	12	251	(7,655)	36
Net increase (decrease) in net assets
resulting from operations	$ (1,219)	$ 12	$ 307	$ (7,426)	$ 289

The accompanying notes are an integral part of these financial statements.

47

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	ING Pioneer High Yield Portfolio - Initial Class	ING Solution 2015 Portfolio - Service Class	ING Solution 2025 Portfolio - Service Class	ING Solution 2035 Portfolio - Service Class	ING Solution 2045 Portfolio - Service Class
Net investment income (loss)
Income:
Dividends	$ 1,025	$ 105	$ 44	$ 53	$ 14
Total investment income	1,025	105	44	53	14
Expenses:
Mortality and expense risk and
other charges	226	29	17	25	9
Total expenses	226	29	17	25	9
Net investment income (loss)	799	76	27	28	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	997	(43)	4	103	77
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	997	(43)	4	103	77
Net unrealized appreciation
(depreciation) of investments	(2,141)	(72)	(110)	(324)	(162)
Net realized and unrealized gain (loss)
on investments	(1,144)	(115)	(106)	(221)	(85)
Net increase (decrease) in net assets
resulting from operations	$ (345)	$ (39)	$ (79)	$ (193)	$ (80)

The accompanying notes are an integral part of these financial statements.

48

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	ING Solution Income Portfolio - Service Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	ING T. Rowe Price Growth Equity Portfolio - Initial Class	ING Templeton Foreign Equity Portfolio - Initial Class	ING Thornburg Value Portfolio - Initial Class
Net investment income (loss)
Income:
Dividends	$ 33	$ 152	$ -	$ 330	$ 111
Total investment income	33	152	-	330	111
Expenses:
Mortality and expense risk and
other charges	7	534	392	201	182
Total expenses	7	534	392	201	182
Net investment income (loss)	26	(382)	(392)	129	(71)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	13	1,060	1,126	(949)	944
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	13	1,060	1,126	(949)	944
Net unrealized appreciation
(depreciation) of investments	(34)	(2,701)	(1,420)	(1,455)	(2,953)
Net realized and unrealized gain (loss)
on investments	(21)	(1,641)	(294)	(2,404)	(2,009)
Net increase (decrease) in net assets
resulting from operations	$ 5	$ (2,023)	$ (686)	$ (2,275)	$ (2,080)

The accompanying notes are an integral part of these financial statements.

49

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	ING UBS U.S. Large Cap Equity Portfolio - Initial Class	ING Strategic Allocation Conservative Portfolio - Class I	ING Strategic Allocation Growth Portfolio - Class I	ING Strategic Allocation Moderate Portfolio - Class I	ING Growth and Income Portfolio - Class A
Net investment income (loss)
Income:
Dividends	$ 155	$ 378	$ 221	$ 350	$ 14
Total investment income	155	378	221	350	14
Expenses:
Mortality and expense risk and
other charges	179	112	98	131	20
Total expenses	179	112	98	131	20
Net investment income (loss)	(24)	266	123	219	(6)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	648	(850)	(1,189)	(587)	(4)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	648	(850)	(1,189)	(587)	(4)
Net unrealized appreciation
(depreciation) of investments	(1,111)	589	790	194	(62)
Net realized and unrealized gain (loss)
on investments	(463)	(261)	(399)	(393)	(66)
Net increase (decrease) in net assets
resulting from operations	$ (487)	$ 5	$ (276)	$ (174)	$ (72)

The accompanying notes are an integral part of these financial statements.

50

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	ING Growth and Income Portfolio - Class I	ING GET U.S. Core Portfolio - Series 5	ING GET U.S. Core Portfolio - Series 6	ING GET U.S. Core Portfolio - Series 7	ING GET U.S. Core Portfolio - Series 8
Net investment income (loss)
Income:
Dividends	$ 2,619	$ 34	$ 453	$ 180	$ 115
Total investment income	2,619	34	453	180	115
Expenses:
Mortality and expense risk and
other charges	2,388	14	219	141	118
Total expenses	2,388	14	219	141	118
Net investment income (loss)	231	20	234	39	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,877	(339)	(3,173)	(476)	(315)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	4,877	(339)	(3,173)	(476)	(315)
Net unrealized appreciation
(depreciation) of investments	(8,258)	291	2,665	293	170
Net realized and unrealized gain (loss)
on investments	(3,381)	(48)	(508)	(183)	(145)
Net increase (decrease) in net assets
resulting from operations	$ (3,150)	$ (28)	$ (274)	$ (144)	$ (148)

The accompanying notes are an integral part of these financial statements.

51

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 9	ING GET U.S. Core Portfolio - Series 10	ING GET U.S. Core Portfolio - Series 11	ING GET U.S. Core Portfolio - Series 12	ING GET U.S. Core Portfolio - Series 13
Net investment income (loss)
Income:
Dividends	$ 117	$ 106	$ 97	$ 282	$ 252
Total investment income	117	106	97	282	252
Expenses:
Mortality and expense risk and
other charges	94	69	74	185	191
Total expenses	94	69	74	185	191
Net investment income (loss)	23	37	23	97	61

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(352)	(142)	(298)	(942)	(116)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(352)	(142)	(298)	(942)	(116)
Net unrealized appreciation
(depreciation) of investments	225	54	242	780	72
Net realized and unrealized gain (loss)
on investments	(127)	(88)	(56)	(162)	(44)
Net increase (decrease) in net assets
resulting from operations	$ (104)	$ (51)	$ (33)	$ (65)	$ 17

The accompanying notes are an integral part of these financial statements.

52

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 14	ING BlackRock Science and Technology Opportunities Portfolio - Class I	ING Euro STOXX 50 Index Portfolio - Institutional Class	ING Index Plus LargeCap Portfolio - Class I	ING Index Plus MidCap Portfolio - Class I
Net investment income (loss)
Income:
Dividends	$ 262	$ -	$ 1	$ 1,362	$ 76
Total investment income	262	-	1	1,362	76
Expenses:
Mortality and expense risk and
other charges	140	71	-	832	76
Total expenses	140	71	-	832	76
Net investment income (loss)	122	(71)	1	530	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3)	767	1	(4,184)	(131)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(3)	767	1	(4,184)	(131)
Net unrealized appreciation
(depreciation) of investments	15	(1,469)	(7)	2,963	(5)
Net realized and unrealized gain (loss)
on investments	12	(702)	(6)	(1,221)	(136)
Net increase (decrease) in net assets
resulting from operations	$ 134	$ (773)	$ (5)	$ (691)	$ (136)

The accompanying notes are an integral part of these financial statements.

53

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	ING Index Plus SmallCap Portfolio - Class I	ING International Index Portfolio - Class I	ING International Index Portfolio - Class S	ING Russell™ Large Cap Growth Index Portfolio - Class I	ING Russell™ Large Cap Index Portfolio - Class I
Net investment income (loss)
Income:
Dividends	$ 29	$ 244	$ 1	$ 336	$ 301
Total investment income	29	244	1	336	301
Expenses:
Mortality and expense risk and
other charges	30	111	1	339	214
Total expenses	30	111	1	339	214
Net investment income (loss)	(1)	133	-	(3)	87

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(221)	202	4	1,181	1,638
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(221)	202	4	1,181	1,638
Net unrealized appreciation
(depreciation) of investments	182	(1,522)	(8)	(382)	(1,446)
Net realized and unrealized gain (loss)
on investments	(39)	(1,320)	(4)	799	192
Net increase (decrease) in net assets
resulting from operations	$ (40)	$ (1,187)	$ (4)	$ 796	$ 279

The accompanying notes are an integral part of these financial statements.

54

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	ING Russell™ Large Cap Value Index Portfolio - Class I	ING Russell™ Large Cap Value Index Portfolio - Class S	ING Russell™ Mid Cap Growth Index Portfolio - Class S	ING Russell™ Mid Cap Index Portfolio - Class I	ING Russell™ Small Cap Index Portfolio - Class I
Net investment income (loss)
Income:
Dividends	$ 137	$ 22	$ 3	$ 6	$ 5
Total investment income	137	22	3	6	5
Expenses:
Mortality and expense risk and
other charges	91	20	5	4	4
Total expenses	91	20	5	4	4
Net investment income (loss)	46	2	(2)	2	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	262	43	18	28	5
Capital gains distributions	-	-	-	4	-
Total realized gain (loss) on investments
and capital gains distributions	262	43	18	32	5
Net unrealized appreciation
(depreciation) of investments	(322)	(58)	(84)	(46)	(41)
Net realized and unrealized gain (loss)
on investments	(60)	(15)	(66)	(14)	(36)
Net increase (decrease) in net assets
resulting from operations	$ (14)	$ (13)	$ (68)	$ (12)	$ (35)

The accompanying notes are an integral part of these financial statements.

55

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	ING Small Company Portfolio - Class I	ING U.S. Bond Index Portfolio - Class I	ING International Value Portfolio - Class I	ING MidCap Opportunities Portfolio - Class I	ING MidCap Opportunities Portfolio - Class S
Net investment income (loss)
Income:
Dividends	$ 121	$ 42	$ 43	$ -	$ -
Total investment income	121	42	43	-	-
Expenses:
Mortality and expense risk and
other charges	350	14	15	18	41
Total expenses	350	14	15	18	41
Net investment income (loss)	(229)	28	28	(18)	(41)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(917)	15	(97)	225	443
Capital gains distributions	-	20	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(917)	35	(97)	225	443
Net unrealized appreciation
(depreciation) of investments	179	27	(209)	(271)	(504)
Net realized and unrealized gain (loss)
on investments	(738)	62	(306)	(46)	(61)
Net increase (decrease) in net assets
resulting from operations	$ (967)	$ 90	$ (278)	$ (64)	$ (102)

The accompanying notes are an integral part of these financial statements.

56

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	ING SmallCap Opportunities Portfolio - Class I	ING SmallCap Opportunities Portfolio - Class S	Invesco V.I. Capital Appreciation Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares	Janus Aspen Series Balanced Portfolio - Institutional Shares
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 1	$ 15	$ -
Total investment income	-	-	1	15	-
Expenses:
Mortality and expense risk and
other charges	8	26	5	16	-
Total expenses	8	26	5	16	-
Net investment income (loss)	(8)	(26)	(4)	(1)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	71	111	(11)	7	-
Capital gains distributions	-	-	-	-	1
Total realized gain (loss) on investments
and capital gains distributions	71	111	(11)	7	1
Net unrealized appreciation
(depreciation) of investments	(91)	(93)	(33)	(18)	(1)
Net realized and unrealized gain (loss)
on investments	(20)	18	(44)	(11)	-
Net increase (decrease) in net assets
resulting from operations	$ (28)	$ (8)	$ (48)	$ (12)	$ -

The accompanying notes are an integral part of these financial statements.

57

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	Janus Aspen Series Enterprise Portfolio - Institutional Shares	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Janus Aspen Series Janus Portfolio - Institutional Shares	Janus Aspen Series Worldwide Portfolio - Institutional Shares	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ 5
Total investment income	-	-	-	-	5
Expenses:
Mortality and expense risk and
other charges	-	-	-	-	22
Total expenses	-	-	-	-	22
Net investment income (loss)	-	-	-	-	(17)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	-	-	(198)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	-	(198)
Net unrealized appreciation
(depreciation) of investments	-	-	-	-	100
Net realized and unrealized gain (loss)
on investments	-	-	-	-	(98)
Net increase (decrease) in net assets
resulting from operations	$ -	$ -	$ -	$ -	$ (115)

The accompanying notes are an integral part of these financial statements.

58

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	Oppenheimer Global Securities/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small- & Mid- Cap Fund®/VA	Oppenheimer Small- & Mid- Cap Growth Fund/VA	PIMCO Real Return Portfolio - Administrative Class
Net investment income (loss)
Income:
Dividends	$ 1	$ 2	$ 5	$ -	$ 363
Total investment income	1	2	5	-	363
Expenses:
Mortality and expense risk and
other charges	-	3	6	1	54
Total expenses	-	3	6	1	54
Net investment income (loss)	1	(1)	(1)	(1)	309

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(19)	(24)	2	255
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1)	(19)	(24)	2	255
Net unrealized appreciation
(depreciation) of investments	(4)	11	(5)	(11)	72
Net realized and unrealized gain (loss)
on investments	(5)	(8)	(29)	(9)	327
Net increase (decrease) in net assets
resulting from operations	$ (4)	$ (9)	$ (30)	$ (10)	$ 636

The accompanying notes are an integral part of these financial statements.

59

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2011 (Dollars in thousands)

	Pioneer Emerging Markets VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I	Wanger International	Wanger Select	Wanger USA
Net investment income (loss)
Income:
Dividends	$ 8	$ 29	$ 89	$ 63	$ -
Total investment income	8	29	89	63	-
Expenses:
Mortality and expense risk and
other charges	22	5	16	24	7
Total expenses	22	5	16	24	7
Net investment income (loss)	(14)	24	73	39	(7)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(38)	64	113	227	110
Capital gains distributions	-	-	45	-	79
Total realized gain (loss) on investments
and capital gains distributions	(38)	64	158	227	189
Net unrealized appreciation
(depreciation) of investments	(814)	(108)	(547)	(825)	(237)
Net realized and unrealized gain (loss)
on investments	(852)	(44)	(389)	(598)	(48)
Net increase (decrease) in net assets
resulting from operations	$ (866)	$ (20)	$ (316)	$ (559)	$ (55)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	American Funds Insurance Series® Growth- Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	Calvert VP SRI Balanced Portfolio	Federated Capital Appreciation Fund II - Primary Shares
Net assets at January 1, 2010	$ -	$ -	$ 1,241	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	2	(74)
Total realized gain (loss) on investments
and capital gains distributions	-	-	(99)	(23)
Net unrealized appreciation (depreciation)
of investments	-	-	211	527
Net increase (decrease) in net assets from operations	-	-	114	430
Changes from principal transactions:
Total unit transactions	-	4	(393)	6,081
Increase (decrease) in assets derived from principal
transactions	-	4	(393)	6,081
Total increase (decrease)	-	4	(279)	6,511
Net assets at December 31, 2010	-	4	962	6,511

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	4	(38)
Total realized gain (loss) on investments
and capital gains distributions	-	1	(23)	51
Net unrealized appreciation (depreciation)
of investments	-	(1)	51	(420)
Net increase (decrease) in net assets from operations	-	-	32	(407)
Changes from principal transactions:
Total unit transactions	2	(2)	29	(1,062)
Increase (decrease) in assets derived from principal
transactions	2	(2)	29	(1,062)
Total increase (decrease)	2	(2)	61	(1,469)
Net assets at December 31, 2011	$ 2	$ 2	$ 1,023	$ 5,042

The accompanying notes are an integral part of these financial statements.

	61

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	Federated Fund for U.S. Government Securities II	Federated High Income Bond Fund II - Primary Shares	Federated Kaufmann Fund II - Primary Shares	Federated Managed Volatility Fund II
Net assets at January 1, 2010	$ 1,615	$ 4,314	$ -	$ 1,537

Increase (decrease) in net assets
Operations:
Net investment income (loss)	47	286	(24)	60
Total realized gain (loss) on investments
and capital gains distributions	13	(112)	8	1
Net unrealized appreciation (depreciation)
of investments	(5)	345	270	251
Net increase (decrease) in net assets from operations	55	519	254	312
Changes from principal transactions:
Total unit transactions	(410)	(718)	1,882	1,713
Increase (decrease) in assets derived from principal
transactions	(410)	(718)	1,882	1,713
Total increase (decrease)	(355)	(199)	2,136	2,025
Net assets at December 31, 2010	1,260	4,115	2,136	3,562

Increase (decrease) in net assets
Operations:
Net investment income (loss)	35	302	(6)	89
Total realized gain (loss) on investments
and capital gains distributions	1	(83)	25	-
Net unrealized appreciation (depreciation)
of investments	14	(77)	(306)	14
Net increase (decrease) in net assets from operations	50	142	(287)	103
Changes from principal transactions:
Total unit transactions	(185)	(504)	(239)	(553)
Increase (decrease) in assets derived from principal
transactions	(185)	(504)	(239)	(553)
Total increase (decrease)	(135)	(362)	(526)	(450)
Net assets at December 31, 2011	$ 1,125	$ 3,753	$ 1,610	$ 3,112

The accompanying notes are an integral part of these financial statements.

	62

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	Federated Prime Money Fund II	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class
Net assets at January 1, 2010	$ 1,502	$ 65,887	$ 8,618	$ 192

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(29)	330	(46)	12
Total realized gain (loss) on investments
and capital gains distributions	-	(4,229)	172	6
Net unrealized appreciation (depreciation)
of investments	-	11,756	1,754	4
Net increase (decrease) in net assets from operations	(29)	7,857	1,880	22
Changes from principal transactions:
Total unit transactions	486	(10,646)	(704)	(27)
Increase (decrease) in assets derived from principal
transactions	486	(10,646)	(704)	(27)
Total increase (decrease)	457	(2,789)	1,176	(5)
Net assets at December 31, 2010	1,959	63,098	9,794	187

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(25)	674	(53)	13
Total realized gain (loss) on investments
and capital gains distributions	-	(3,030)	406	9
Net unrealized appreciation (depreciation)
of investments	-	2,401	(390)	(16)
Net increase (decrease) in net assets from operations	(25)	45	(37)	6
Changes from principal transactions:
Total unit transactions	(452)	(10,229)	(476)	29
Increase (decrease) in assets derived from principal
transactions	(452)	(10,229)	(476)	29
Total increase (decrease)	(477)	(10,184)	(513)	35
Net assets at December 31, 2011	$ 1,482	$ 52,914	$ 9,281	$ 222

The accompanying notes are an integral part of these financial statements.

	63

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Net assets at January 1, 2010	$ 5,452	$ 126,570	$ 22,865	$ 914

Increase (decrease) in net assets
Operations:
Net investment income (loss)	19	66	101	19
Total realized gain (loss) on investments
and capital gains distributions	(1,106)	(3,804)	1,180	12
Net unrealized appreciation (depreciation)
of investments	1,618	21,493	1,431	24
Net increase (decrease) in net assets from operations	531	17,755	2,712	55
Changes from principal transactions:
Total unit transactions	(1,054)	(17,155)	(3,475)	(101)
Increase (decrease) in assets derived from principal
transactions	(1,054)	(17,155)	(3,475)	(101)
Total increase (decrease)	(523)	600	(763)	(46)
Net assets at December 31, 2010	4,929	127,170	22,102	868

Increase (decrease) in net assets
Operations:
Net investment income (loss)	19	(219)	91	13
Total realized gain (loss) on investments
and capital gains distributions	(498)	(4,829)	1,332	23
Net unrealized appreciation (depreciation)
of investments	(336)	1,292	(1,246)	11
Net increase (decrease) in net assets from operations	(815)	(3,756)	177	47
Changes from principal transactions:
Total unit transactions	(664)	(18,884)	(3,548)	(174)
Increase (decrease) in assets derived from principal
transactions	(664)	(18,884)	(3,548)	(174)
Total increase (decrease)	(1,479)	(22,640)	(3,371)	(127)
Net assets at December 31, 2011	$ 3,450	$ 104,530	$ 18,731	$ 741

The accompanying notes are an integral part of these financial statements.

	64

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	Franklin Small Cap Value Securities Fund - Class 2	ING Balanced Portfolio - Class I	ING Intermediate Bond Portfolio - Class I	ING American Funds Asset Allocation Portfolio
Net assets at January 1, 2010	$ 3,377	$ 80,515	$ 104,817	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	1,290	3,817	-
Total realized gain (loss) on investments
and capital gains distributions	(622)	(1,473)	(1,292)	-
Net unrealized appreciation (depreciation)
of investments	1,416	9,754	6,154	-
Net increase (decrease) in net assets from operations	791	9,571	8,679	-
Changes from principal transactions:
Total unit transactions	(751)	(9,042)	(12,435)	-
Increase (decrease) in assets derived from principal
transactions	(751)	(9,042)	(12,435)	-
Total increase (decrease)	40	529	(3,756)	-
Net assets at December 31, 2010	3,417	81,044	101,061	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	1,173	3,432	(1)
Total realized gain (loss) on investments
and capital gains distributions	139	(1,388)	(1,337)	(1)
Net unrealized appreciation (depreciation)
of investments	(250)	(1,511)	3,744	(4)
Net increase (decrease) in net assets from operations	(117)	(1,726)	5,839	(6)
Changes from principal transactions:
Total unit transactions	(513)	(10,534)	(5,360)	125
Increase (decrease) in assets derived from principal
transactions	(513)	(10,534)	(5,360)	125
Total increase (decrease)	(630)	(12,260)	479	119
Net assets at December 31, 2011	$ 2,787	$ 68,784	$ 101,540	$ 119

The accompanying notes are an integral part of these financial statements.

	65

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	ING American Funds Growth Portfolio	ING American Funds Growth- Income Portfolio	ING American Funds International Portfolio	ING American Funds World Allocation Portfolio - Service Class
Net assets at January 1, 2010	$ 14,407	$ 12,494	$ 16,435	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(141)	(32)	(40)	-
Total realized gain (loss) on investments
and capital gains distributions	(1,563)	(1,195)	(2,502)	-
Net unrealized appreciation (depreciation)
of investments	3,569	2,081	3,068	-
Net increase (decrease) in net assets from operations	1,865	854	526	-
Changes from principal transactions:
Total unit transactions	(3,747)	(3,233)	(3,522)	-
Increase (decrease) in assets derived from principal
transactions	(3,747)	(3,233)	(3,522)	-
Total increase (decrease)	(1,882)	(2,379)	(2,996)	-
Net assets at December 31, 2010	12,525	10,115	13,439	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(118)	82	41	(1)
Total realized gain (loss) on investments
and capital gains distributions	(915)	(1,021)	(1,438)	(20)
Net unrealized appreciation (depreciation)
of investments	452	1,014	(387)	1
Net increase (decrease) in net assets from operations	(581)	75	(1,784)	(20)
Changes from principal transactions:
Total unit transactions	(2,069)	(10,190)	(2,351)	158
Increase (decrease) in assets derived from principal
transactions	(2,069)	(10,190)	(2,351)	158
Total increase (decrease)	(2,650)	(10,115)	(4,135)	138
Net assets at December 31, 2011	$ 9,875	$ -	$ 9,304	$ 138

The accompanying notes are an integral part of these financial statements.

	66

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	ING Artio Foreign Portfolio - Service Class	ING BlackRock Health Sciences Opportunities Portfolio - Service Class	ING BlackRock Inflation Protected Bond Portfolio - Institutional Class	ING BlackRock Inflation Protected Bond Portfolio - Service Class
Net assets at January 1, 2010	$ 7,153	$ 283	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(50)	(2)	(1)	-
Total realized gain (loss) on investments
and capital gains distributions	(2,243)	1	2	-
Net unrealized appreciation (depreciation)
of investments	2,467	14	(2)	-
Net increase (decrease) in net assets from operations	174	13	(1)	-
Changes from principal transactions:
Total unit transactions	(2,556)	(82)	298	-
Increase (decrease) in assets derived from principal
transactions	(2,556)	(82)	298	-
Total increase (decrease)	(2,382)	(69)	297	-
Net assets at December 31, 2010	4,771	214	297	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	37	-	6	(1)
Total realized gain (loss) on investments
and capital gains distributions	(260)	29	14	28
Net unrealized appreciation (depreciation)
of investments	(668)	(34)	15	47
Net increase (decrease) in net assets from operations	(891)	(5)	35	74
Changes from principal transactions:
Total unit transactions	(880)	183	(4)	3,312
Increase (decrease) in assets derived from principal
transactions	(880)	183	(4)	3,312
Total increase (decrease)	(1,771)	178	31	3,386
Net assets at December 31, 2011	$ 3,000	$ 392	$ 328	$ 3,386

The accompanying notes are an integral part of these financial statements.

	67

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	ING BlackRock Large Cap Growth Portfolio - Institutional Class	ING Clarion Global Real Estate Portfolio - Institutional Class	ING Clarion Global Real Estate Portfolio - Service Class	ING Clarion Real Estate Portfolio - Service Class
Net assets at January 1, 2010	$ 24,319	$ 1,713	$ 1,118	$ 1,553

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(170)	115	81	57
Total realized gain (loss) on investments
and capital gains distributions	(1,602)	(62)	(158)	(150)
Net unrealized appreciation (depreciation)
of investments	4,463	164	224	549
Net increase (decrease) in net assets from operations	2,691	217	147	456
Changes from principal transactions:
Total unit transactions	(2,780)	(311)	(120)	293
Increase (decrease) in assets derived from principal
transactions	(2,780)	(311)	(120)	293
Total increase (decrease)	(89)	(94)	27	749
Net assets at December 31, 2010	24,230	1,619	1,145	2,302

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(147)	45	22	11
Total realized gain (loss) on investments
and capital gains distributions	(1,036)	77	(135)	328
Net unrealized appreciation (depreciation)
of investments	744	(217)	52	(128)
Net increase (decrease) in net assets from operations	(439)	(95)	(61)	211
Changes from principal transactions:
Total unit transactions	(2,795)	66	(226)	(33)
Increase (decrease) in assets derived from principal
transactions	(2,795)	66	(226)	(33)
Total increase (decrease)	(3,234)	(29)	(287)	178
Net assets at December 31, 2011	$ 20,996	$ 1,590	$ 858	$ 2,480

The accompanying notes are an integral part of these financial statements.

	68

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	ING Core Growth and Income Portfolio - Service Class	ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING Franklin Income Portfolio - Service Class
Net assets at January 1, 2010	$ 1,347	$ 16,149	$ 1,237	$ 4,595

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	(145)	(10)	176
Total realized gain (loss) on investments
and capital gains distributions	276	(469)	(60)	(270)
Net unrealized appreciation (depreciation)
of investments	(164)	4,608	409	561
Net increase (decrease) in net assets from operations	102	3,994	339	467
Changes from principal transactions:
Total unit transactions	(109)	(1,865)	431	(755)
Increase (decrease) in assets derived from principal
transactions	(109)	(1,865)	431	(755)
Total increase (decrease)	(7)	2,129	770	(288)
Net assets at December 31, 2010	1,340	18,278	2,007	4,307

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	(170)	(11)	189
Total realized gain (loss) on investments
and capital gains distributions	32	215	221	(94)
Net unrealized appreciation (depreciation)
of investments	(144)	(1,860)	(415)	(50)
Net increase (decrease) in net assets from operations	(100)	(1,815)	(205)	45
Changes from principal transactions:
Total unit transactions	(1,240)	(3,453)	(308)	(12)
Increase (decrease) in assets derived from principal
transactions	(1,240)	(3,453)	(308)	(12)
Total increase (decrease)	(1,340)	(5,268)	(513)	33
Net assets at December 31, 2011	$ -	$ 13,010	$ 1,494	$ 4,340

The accompanying notes are an integral part of these financial statements.

	69

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	ING Franklin Mutual Shares Portfolio - Service Class	ING Global Resources Portfolio - Service Class	ING Invesco Van Kampen Growth and Income Portfolio - Service Class	ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
Net assets at January 1, 2010	$ 2,349	$ 8,735	$ 865	$ 6,191

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	(3)	(5)	(40)
Total realized gain (loss) on investments
and capital gains distributions	(272)	(1,578)	(47)	15
Net unrealized appreciation (depreciation)
of investments	458	2,924	139	1,247
Net increase (decrease) in net assets from operations	172	1,343	87	1,222
Changes from principal transactions:
Total unit transactions	(690)	(1,824)	(95)	842
Increase (decrease) in assets derived from principal
transactions	(690)	(1,824)	(95)	842
Total increase (decrease)	(518)	(481)	(8)	2,064
Net assets at December 31, 2010	1,831	8,254	857	8,255

Increase (decrease) in net assets
Operations:
Net investment income (loss)	39	(33)	2	(11)
Total realized gain (loss) on investments
and capital gains distributions	(126)	(352)	(70)	497
Net unrealized appreciation (depreciation)
of investments	45	(450)	51	(1,966)
Net increase (decrease) in net assets from operations	(42)	(835)	(17)	(1,480)
Changes from principal transactions:
Total unit transactions	(365)	(1,054)	14	(1,181)
Increase (decrease) in assets derived from principal
transactions	(365)	(1,054)	14	(1,181)
Total increase (decrease)	(407)	(1,889)	(3)	(2,661)
Net assets at December 31, 2011	$ 1,424	$ 6,365	$ 854	$ 5,594

The accompanying notes are an integral part of these financial statements.

	70

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	ING JPMorgan Emerging Markets Equity Portfolio - Service Class	ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	ING JPMorgan Small Cap Core Equity Portfolio - Service Class	ING Large Cap Growth Portfolio - Institutional Class
Net assets at January 1, 2010	$ 8,208	$ 2,000	$ 143	$ 8,990

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(30)	(14)	(2)	(73)
Total realized gain (loss) on investments
and capital gains distributions	(78)	(104)	(9)	196
Net unrealized appreciation (depreciation)
of investments	1,617	562	47	928
Net increase (decrease) in net assets from operations	1,509	444	36	1,051
Changes from principal transactions:
Total unit transactions	1,804	(351)	145	(1,052)
Increase (decrease) in assets derived from principal
transactions	1,804	(351)	145	(1,052)
Total increase (decrease)	3,313	93	181	(1)
Net assets at December 31, 2010	11,521	2,093	324	8,989

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	(12)	(1)	(261)
Total realized gain (loss) on investments
and capital gains distributions	905	(35)	8	2,598
Net unrealized appreciation (depreciation)
of investments	(2,969)	(44)	(29)	(2,195)
Net increase (decrease) in net assets from operations	(2,060)	(91)	(22)	142
Changes from principal transactions:
Total unit transactions	(3,451)	179	(115)	18,144
Increase (decrease) in assets derived from principal
transactions	(3,451)	179	(115)	18,144
Total increase (decrease)	(5,511)	88	(137)	18,286
Net assets at December 31, 2011	$ 6,010	$ 2,181	$ 187	$ 27,275

The accompanying notes are an integral part of these financial statements.

	71

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	ING Large Cap Value Portfolio - Institutional Class	ING Large Cap Value Portfolio - Service Class	ING Lord Abbett Growth and Income Portfolio - Institutional Class	ING Lord Abbett Growth and Income Portfolio - Service Class
Net assets at January 1, 2010	$ 3,102	$ -	$ 3,183	$ 500

Increase (decrease) in net assets
Operations:
Net investment income (loss)	56	-	(5)	(3)
Total realized gain (loss) on investments
and capital gains distributions	(200)	-	(609)	(102)
Net unrealized appreciation (depreciation)
of investments	684	-	1,073	172
Net increase (decrease) in net assets from operations	540	-	459	67
Changes from principal transactions:
Total unit transactions	(212)	-	(937)	(135)
Increase (decrease) in assets derived from principal
transactions	(212)	-	(937)	(135)
Total increase (decrease)	328	-	(478)	(68)
Net assets at December 31, 2010	3,430	-	2,705	432

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	-	6	-
Total realized gain (loss) on investments
and capital gains distributions	(339)	(6)	(33)	108
Net unrealized appreciation (depreciation)
of investments	404	1	91	(97)
Net increase (decrease) in net assets from operations	78	(5)	64	11
Changes from principal transactions:
Total unit transactions	1,248	436	(2,769)	(443)
Increase (decrease) in assets derived from principal
transactions	1,248	436	(2,769)	(443)
Total increase (decrease)	1,326	431	(2,705)	(432)
Net assets at December 31, 2011	$ 4,756	$ 431	$ -	$ -

The accompanying notes are an integral part of these financial statements.

	72

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	ING Marsico Growth Portfolio - Service Class	ING MFS Total Return Portfolio - Institutional Class	ING MFS Total Return Portfolio - Service Class	ING MFS Utilities Portfolio - Service Class
Net assets at January 1, 2010	$ 1,595	$ 46,669	$ 1,288	$ 2,238

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(338)	(4)	44
Total realized gain (loss) on investments
and capital gains distributions	(175)	(2,960)	(173)	(274)
Net unrealized appreciation (depreciation)
of investments	394	6,835	272	501
Net increase (decrease) in net assets from operations	214	3,537	95	271
Changes from principal transactions:
Total unit transactions	(286)	(9,396)	(292)	(20)
Increase (decrease) in assets derived from principal
transactions	(286)	(9,396)	(292)	(20)
Total increase (decrease)	(72)	(5,859)	(197)	251
Net assets at December 31, 2010	1,523	40,810	1,091	2,489

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	512	17	72
Total realized gain (loss) on investments
and capital gains distributions	91	(1,838)	(3)	(110)
Net unrealized appreciation (depreciation)
of investments	(112)	1,620	(7)	176
Net increase (decrease) in net assets from operations	(32)	294	7	138
Changes from principal transactions:
Total unit transactions	80	(8,474)	(212)	143
Increase (decrease) in assets derived from principal
transactions	80	(8,474)	(212)	143
Total increase (decrease)	48	(8,180)	(205)	281
Net assets at December 31, 2011	$ 1,571	$ 32,630	$ 886	$ 2,770

The accompanying notes are an integral part of these financial statements.

	73

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

		ING PIMCO	ING Pioneer	ING Pioneer
	ING PIMCO	Total Return	Fund	Mid Cap Value
	High Yield	Bond	Portfolio -	Portfolio -
	Portfolio -	Portfolio -	Institutional	Institutional
	Service Class	Service Class	Class	Class
Net assets at January 1, 2010	$ 4,530	$ -	$ 11,381	$ 2,620

Increase (decrease) in net assets
Operations:
Net investment income (loss)	289	-	3	7
Total realized gain (loss) on investments
and capital gains distributions	410	-	(448)	(176)
Net unrealized appreciation (depreciation)
of investments	(144)	-	1,817	588
Net increase (decrease) in net assets from operations	555	-	1,372	419
Changes from principal transactions:
Total unit transactions	(358)	-	(1,849)	(244)
Increase (decrease) in assets derived from principal
transactions	(358)	-	(1,849)	(244)
Total increase (decrease)	197	-	(477)	175
Net assets at December 31, 2010	4,727	-	10,904	2,795

Increase (decrease) in net assets
Operations:
Net investment income (loss)	273	32	22	13
Total realized gain (loss) on investments
and capital gains distributions	289	(28)	(820)	(149)
Net unrealized appreciation (depreciation)
of investments	(417)	(7)	274	15
Net increase (decrease) in net assets from operations	145	(3)	(524)	(121)
Changes from principal transactions:
Total unit transactions	(665)	2,007	(2,429)	(574)
Increase (decrease) in assets derived from principal
transactions	(665)	2,007	(2,429)	(574)
Total increase (decrease)	(520)	2,004	(2,953)	(695)
Net assets at December 31, 2011	$ 4,207	$ 2,004	$ 7,951	$ 2,100

The accompanying notes are an integral part of these financial statements.

	74

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	ING Pioneer Mid Cap Value Portfolio - Service Class	ING Retirement Conservative Portfolio - Adviser Class	ING Retirement Growth Portfolio - Adviser Class	ING Retirement Moderate Growth Portfolio - Adviser Class
Net assets at January 1, 2010	$ 737	$ -	$ 5,625	$ 7,664

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	-	(45)	(49)
Total realized gain (loss) on investments
and capital gains distributions	(37)	-	37	87
Net unrealized appreciation (depreciation)
of investments	152	-	522	574
Net increase (decrease) in net assets from operations	112	-	514	612
Changes from principal transactions:
Total unit transactions	(18)	-	(601)	(1,823)
Increase (decrease) in assets derived from principal
transactions	(18)	-	(601)	(1,823)
Total increase (decrease)	94	-	(87)	(1,211)
Net assets at December 31, 2010	831	-	5,538	6,453

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	(20)	(13)
Total realized gain (loss) on investments
and capital gains distributions	98	(2)	187	227
Net unrealized appreciation (depreciation)
of investments	(132)	10	(298)	(251)
Net increase (decrease) in net assets from operations	(35)	8	(131)	(37)
Changes from principal transactions:
Total unit transactions	(217)	838	(832)	(1,080)
Increase (decrease) in assets derived from principal
transactions	(217)	838	(832)	(1,080)
Total increase (decrease)	(252)	846	(963)	(1,117)
Net assets at December 31, 2011	$ 579	$ 846	$ 4,575	$ 5,336

The accompanying notes are an integral part of these financial statements.

	75

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	ING Retirement Moderate Portfolio - Adviser Class	ING T. Rowe Price Capital Appreciation Portfolio - Service Class	ING T. Rowe Price Equity Income Portfolio - Service Class	ING T. Rowe Price International Stock Portfolio - Service Class
Net assets at January 1, 2010	$ 9,028	$ 11,020	$ 6,057	$ 5,429

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(56)	80	36	14
Total realized gain (loss) on investments
and capital gains distributions	161	(671)	(758)	(835)
Net unrealized appreciation (depreciation)
of investments	522	1,956	1,404	1,324
Net increase (decrease) in net assets from operations	627	1,365	682	503
Changes from principal transactions:
Total unit transactions	(2,481)	(941)	(948)	(1,232)
Increase (decrease) in assets derived from principal
transactions	(2,481)	(941)	(948)	(1,232)
Total increase (decrease)	(1,854)	424	(266)	(729)
Net assets at December 31, 2010	7,174	11,444	5,791	4,700

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	122	57	95
Total realized gain (loss) on investments
and capital gains distributions	143	(153)	210	(485)
Net unrealized appreciation (depreciation)
of investments	(69)	307	(376)	(158)
Net increase (decrease) in net assets from operations	82	276	(109)	(548)
Changes from principal transactions:
Total unit transactions	(874)	644	(56)	(676)
Increase (decrease) in assets derived from principal
transactions	(874)	644	(56)	(676)
Total increase (decrease)	(792)	920	(165)	(1,224)
Net assets at December 31, 2011	$ 6,382	$ 12,364	$ 5,626	$ 3,476

The accompanying notes are an integral part of these financial statements.

	76

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	ING Templeton	ING U.S. Stock	ING Money	ING Money
	Global Growth	Index	Market	Market
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Class I	Class S
Net assets at January 1, 2010	$ 489	$ -	$ 140,358	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	1	(1,386)	(1)
Total realized gain (loss) on investments
and capital gains distributions	(107)	8	276	-
Net unrealized appreciation (depreciation)
of investments	120	6	-	-
Net increase (decrease) in net assets from operations	13	15	(1,110)	(1)
Changes from principal transactions:
Total unit transactions	(175)	45	(41,577)	314
Increase (decrease) in assets derived from principal
transactions	(175)	45	(41,577)	314
Total increase (decrease)	(162)	60	(42,687)	313
Net assets at December 31, 2010	327	60	97,671	313

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	1	(1,056)	(2)
Total realized gain (loss) on investments
and capital gains distributions	(28)	4	16	-
Net unrealized appreciation (depreciation)
of investments	-	(3)	-	-
Net increase (decrease) in net assets from operations	(27)	2	(1,040)	(2)
Changes from principal transactions:
Total unit transactions	(3)	(5)	(14,046)	(38)
Increase (decrease) in assets derived from principal
transactions	(3)	(5)	(14,046)	(38)
Total increase (decrease)	(30)	(3)	(15,086)	(40)
Net assets at December 31, 2011	$ 297	$ 57	$ 82,585	$ 273

The accompanying notes are an integral part of these financial statements.

	77

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	ING American	ING Baron	ING Columbia
	Century Small-	Small Cap	Small Cap	ING Davis New
	Mid Cap Value	Growth	Value II	York Venture
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2010	$ 1,309	$ 3,335	$ 663	$ 2,481

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	(31)	-	(16)
Total realized gain (loss) on investments
and capital gains distributions	(18)	(11)	(39)	(185)
Net unrealized appreciation (depreciation)
of investments	360	822	168	453
Net increase (decrease) in net assets from operations	349	780	129	252
Changes from principal transactions:
Total unit transactions	586	(415)	(73)	(113)
Increase (decrease) in assets derived from principal
transactions	586	(415)	(73)	(113)
Total increase (decrease)	935	365	56	139
Net assets at December 31, 2010	2,244	3,700	719	2,620

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	(37)	(3)	(1)
Total realized gain (loss) on investments
and capital gains distributions	186	62	9	(37)
Net unrealized appreciation (depreciation)
of investments	(244)	2	(64)	(100)
Net increase (decrease) in net assets from operations	(53)	27	(58)	(138)
Changes from principal transactions:
Total unit transactions	(451)	123	(215)	(440)
Increase (decrease) in assets derived from principal
transactions	(451)	123	(215)	(440)
Total increase (decrease)	(504)	150	(273)	(578)
Net assets at December 31, 2011	$ 1,740	$ 3,850	$ 446	$ 2,042

The accompanying notes are an integral part of these financial statements.

	78

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

				ING Invesco
			ING Invesco	Van Kampen
	ING Global	ING Global	Van Kampen	Equity and
	Bond	Bond	Comstock	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service Class	Initial Class
Net assets at January 1, 2010	$ 43,730	$ 108	$ 1,025	$ 66,795

Increase (decrease) in net assets
Operations:
Net investment income (loss)	841	2	5	371
Total realized gain (loss) on investments
and capital gains distributions	1,275	-	(136)	(505)
Net unrealized appreciation (depreciation)
of investments	3,922	13	277	6,484
Net increase (decrease) in net assets from operations	6,038	15	146	6,350
Changes from principal transactions:
Total unit transactions	(5,160)	(8)	(234)	(11,310)
Increase (decrease) in assets derived from principal
transactions	(5,160)	(8)	(234)	(11,310)
Total increase (decrease)	878	7	(88)	(4,960)
Net assets at December 31, 2010	44,608	115	937	61,835

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,522	15	5	525
Total realized gain (loss) on investments
and capital gains distributions	1,247	26	(33)	354
Net unrealized appreciation (depreciation)
of investments	(2,686)	(36)	8	(2,098)
Net increase (decrease) in net assets from operations	1,083	5	(20)	(1,219)
Changes from principal transactions:
Total unit transactions	(8,014)	26	(104)	(9,891)
Increase (decrease) in assets derived from principal
transactions	(8,014)	26	(104)	(9,891)
Total increase (decrease)	(6,931)	31	(124)	(11,110)
Net assets at December 31, 2011	$ 37,677	$ 146	$ 813	$ 50,725

The accompanying notes are an integral part of these financial statements.

	79

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

		ING Legg
		Mason
		ClearBridge	ING
	ING JPMorgan	Aggressive	Oppenheimer	ING PIMCO
	Mid Cap Value	Growth	Global	Total Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Initial Class	Service Class
Net assets at January 1, 2010	$ 1,764	$ 18,675	$ 91,664	$ 14,338

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(235)	405	368
Total realized gain (loss) on investments
and capital gains distributions	(196)	915	499	347
Net unrealized appreciation (depreciation)
of investments	535	3,283	11,231	262
Net increase (decrease) in net assets from operations	337	3,963	12,135	977
Changes from principal transactions:
Total unit transactions	(356)	(2,105)	(11,679)	(113)
Increase (decrease) in assets derived from principal
transactions	(356)	(2,105)	(11,679)	(113)
Total increase (decrease)	(19)	1,858	456	864
Net assets at December 31, 2010	1,745	20,533	92,120	15,202

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	56	229	253
Total realized gain (loss) on investments
and capital gains distributions	(38)	5,300	1,772	666
Net unrealized appreciation (depreciation)
of investments	50	(5,049)	(9,427)	(630)
Net increase (decrease) in net assets from operations	12	307	(7,426)	289
Changes from principal transactions:
Total unit transactions	115	(20,840)	(11,236)	(2,498)
Increase (decrease) in assets derived from principal
transactions	115	(20,840)	(11,236)	(2,498)
Total increase (decrease)	127	(20,533)	(18,662)	(2,209)
Net assets at December 31, 2011	$ 1,872	$ -	$ 73,458	$ 12,993

The accompanying notes are an integral part of these financial statements.

	80

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	ING Pioneer
	High Yield	ING Solution	ING Solution	ING Solution
	Portfolio -	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -
	Initial Class	Service Class	Service Class	Service Class
Net assets at January 1, 2010	$ 19,385	$ 3,305	$ 2,009	$ 2,339

Increase (decrease) in net assets
Operations:
Net investment income (loss)	943	51	18	13
Total realized gain (loss) on investments
and capital gains distributions	686	(42)	(51)	(96)
Net unrealized appreciation (depreciation)
of investments	1,442	341	306	464
Net increase (decrease) in net assets from operations	3,071	350	273	381
Changes from principal transactions:
Total unit transactions	(2,795)	54	122	551
Increase (decrease) in assets derived from principal
transactions	(2,795)	54	122	551
Total increase (decrease)	276	404	395	932
Net assets at December 31, 2010	19,661	3,709	2,404	3,271

Increase (decrease) in net assets
Operations:
Net investment income (loss)	799	76	27	28
Total realized gain (loss) on investments
and capital gains distributions	997	(43)	4	103
Net unrealized appreciation (depreciation)
of investments	(2,141)	(72)	(110)	(324)
Net increase (decrease) in net assets from operations	(345)	(39)	(79)	(193)
Changes from principal transactions:
Total unit transactions	(3,058)	(462)	(166)	324
Increase (decrease) in assets derived from principal
transactions	(3,058)	(462)	(166)	324
Total increase (decrease)	(3,403)	(501)	(245)	131
Net assets at December 31, 2011	$ 16,258	$ 3,208	$ 2,159	$ 3,402

The accompanying notes are an integral part of these financial statements.

	81

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

			ING T. Rowe
			Price	ING T. Rowe
		ING Solution	Diversified Mid	Price Growth
	ING Solution	Income	Cap Growth	Equity
	2045 Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Initial Class
Net assets at January 1, 2010	$ 1,200	$ 1,436	$ 42,125	$ 31,789

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	24	(375)	(372)
Total realized gain (loss) on investments
and capital gains distributions	(122)	70	(154)	845
Net unrealized appreciation (depreciation)
of investments	203	(5)	11,138	3,932
Net increase (decrease) in net assets from operations	85	89	10,609	4,405
Changes from principal transactions:
Total unit transactions	(345)	(646)	(4,305)	(3,763)
Increase (decrease) in assets derived from principal
transactions	(345)	(646)	(4,305)	(3,763)
Total increase (decrease)	(260)	(557)	6,304	642
Net assets at December 31, 2010	940	879	48,429	32,431

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	26	(382)	(392)
Total realized gain (loss) on investments
and capital gains distributions	77	13	1,060	1,126
Net unrealized appreciation (depreciation)
of investments	(162)	(34)	(2,701)	(1,420)
Net increase (decrease) in net assets from operations	(80)	5	(2,023)	(686)
Changes from principal transactions:
Total unit transactions	564	188	(4,984)	(3,093)
Increase (decrease) in assets derived from principal
transactions	564	188	(4,984)	(3,093)
Total increase (decrease)	484	193	(7,007)	(3,779)
Net assets at December 31, 2011	$ 1,424	$ 1,072	$ 41,422	$ 28,652

The accompanying notes are an integral part of these financial statements.

	82

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

		ING	ING UBS U.S.	ING Strategic
	ING Templeton	Thornburg	Large Cap	Allocation
	Foreign Equity	Value	Equity	Conservative
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Class I
Net assets at January 1, 2010	$ 21,070	$ 17,350	$ 16,616	$ 8,694

Increase (decrease) in net assets
Operations:
Net investment income (loss)	228	61	(52)	274
Total realized gain (loss) on investments
and capital gains distributions	(1,358)	919	93	(439)
Net unrealized appreciation (depreciation)
of investments	2,480	578	1,702	979
Net increase (decrease) in net assets from operations	1,350	1,558	1,743	814
Changes from principal transactions:
Total unit transactions	(2,785)	(1,696)	(2,589)	(603)
Increase (decrease) in assets derived from principal
transactions	(2,785)	(1,696)	(2,589)	(603)
Total increase (decrease)	(1,435)	(138)	(846)	211
Net assets at December 31, 2010	19,635	17,212	15,770	8,905

Increase (decrease) in net assets
Operations:
Net investment income (loss)	129	(71)	(24)	266
Total realized gain (loss) on investments
and capital gains distributions	(949)	944	648	(850)
Net unrealized appreciation (depreciation)
of investments	(1,455)	(2,953)	(1,111)	589
Net increase (decrease) in net assets from operations	(2,275)	(2,080)	(487)	5
Changes from principal transactions:
Total unit transactions	(3,027)	(2,834)	(2,482)	(1,320)
Increase (decrease) in assets derived from principal
transactions	(3,027)	(2,834)	(2,482)	(1,320)
Total increase (decrease)	(5,302)	(4,914)	(2,969)	(1,315)
Net assets at December 31, 2011	$ 14,333	$ 12,298	$ 12,801	$ 7,590

The accompanying notes are an integral part of these financial statements.

	83

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	ING Strategic	ING Strategic
	Allocation	Allocation	ING Growth	ING Growth
	Growth	Moderate	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class A	Class I
Net assets at January 1, 2010	$ 8,694	$ 10,045	$ -	$ 215,519

Increase (decrease) in net assets
Operations:
Net investment income (loss)	217	294	-	(15)
Total realized gain (loss) on investments
and capital gains distributions	(826)	(969)	-	1,090
Net unrealized appreciation (depreciation)
of investments	1,551	1,666	-	25,612
Net increase (decrease) in net assets from operations	942	991	-	26,687
Changes from principal transactions:
Total unit transactions	(908)	(441)	-	(16,933)
Increase (decrease) in assets derived from principal
transactions	(908)	(441)	-	(16,933)
Total increase (decrease)	34	550	-	9,754
Net assets at December 31, 2010	8,728	10,595	-	225,273

Increase (decrease) in net assets
Operations:
Net investment income (loss)	123	219	(6)	231
Total realized gain (loss) on investments
and capital gains distributions	(1,189)	(587)	(4)	4,877
Net unrealized appreciation (depreciation)
of investments	790	194	(62)	(8,258)
Net increase (decrease) in net assets from operations	(276)	(174)	(72)	(3,150)
Changes from principal transactions:
Total unit transactions	(902)	(824)	1,666	(23,380)
Increase (decrease) in assets derived from principal
transactions	(902)	(824)	1,666	(23,380)
Total increase (decrease)	(1,178)	(998)	1,594	(26,530)
Net assets at December 31, 2011	$ 7,550	$ 9,597	$ 1,594	$ 198,743

The accompanying notes are an integral part of these financial statements.

	84

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 5	ING GET U.S. Core Portfolio - Series 6	ING GET U.S. Core Portfolio - Series 7	ING GET U.S. Core Portfolio - Series 8
Net assets at January 1, 2010	$ 1,481	$ 18,495	$ 10,586	$ 8,683

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	64	36	42
Total realized gain (loss) on investments
and capital gains distributions	(40)	(844)	(582)	(331)
Net unrealized appreciation (depreciation)
of investments	43	833	619	348
Net increase (decrease) in net assets from operations	6	53	73	59
Changes from principal transactions:
Total unit transactions	(110)	(3,345)	(1,864)	(1,162)
Increase (decrease) in assets derived from principal
transactions	(110)	(3,345)	(1,864)	(1,162)
Total increase (decrease)	(104)	(3,292)	(1,791)	(1,103)
Net assets at December 31, 2010	1,377	15,203	8,795	7,580

Increase (decrease) in net assets
Operations:
Net investment income (loss)	20	234	39	(3)
Total realized gain (loss) on investments
and capital gains distributions	(339)	(3,173)	(476)	(315)
Net unrealized appreciation (depreciation)
of investments	291	2,665	293	170
Net increase (decrease) in net assets from operations	(28)	(274)	(144)	(148)
Changes from principal transactions:
Total unit transactions	(1,349)	(14,929)	(1,437)	(1,064)
Increase (decrease) in assets derived from principal
transactions	(1,349)	(14,929)	(1,437)	(1,064)
Total increase (decrease)	(1,377)	(15,203)	(1,581)	(1,212)
Net assets at December 31, 2011	$ -	$ -	$ 7,214	$ 6,368

The accompanying notes are an integral part of these financial statements.

85

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 9	ING GET U.S. Core Portfolio - Series 10	ING GET U.S. Core Portfolio - Series 11	ING GET U.S. Core Portfolio - Series 12
Net assets at January 1, 2010	$ 7,044	$ 4,779	$ 6,024	$ 15,586

Increase (decrease) in net assets
Operations:
Net investment income (loss)	26	42	49	157
Total realized gain (loss) on investments
and capital gains distributions	(295)	(144)	(343)	(1,049)
Net unrealized appreciation (depreciation)
of investments	405	212	469	1,471
Net increase (decrease) in net assets from operations	136	110	175	579
Changes from principal transactions:
Total unit transactions	(1,018)	(549)	(1,254)	(3,377)
Increase (decrease) in assets derived from principal
transactions	(1,018)	(549)	(1,254)	(3,377)
Total increase (decrease)	(882)	(439)	(1,079)	(2,798)
Net assets at December 31, 2010	6,162	4,340	4,945	12,788

Increase (decrease) in net assets
Operations:
Net investment income (loss)	23	37	23	97
Total realized gain (loss) on investments
and capital gains distributions	(352)	(142)	(298)	(942)
Net unrealized appreciation (depreciation)
of investments	225	54	242	780
Net increase (decrease) in net assets from operations	(104)	(51)	(33)	(65)
Changes from principal transactions:
Total unit transactions	(1,203)	(495)	(1,085)	(3,081)
Increase (decrease) in assets derived from principal
transactions	(1,203)	(495)	(1,085)	(3,081)
Total increase (decrease)	(1,307)	(546)	(1,118)	(3,146)
Net assets at December 31, 2011	$ 4,855	$ 3,794	$ 3,827	$ 9,642

The accompanying notes are an integral part of these financial statements.

	86

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

			ING BlackRock	ING Euro
			Science and	STOXX 50
			Technology	Index
	ING GET U.S.	ING GET U.S.	Opportunities	Portfolio -
	Core Portfolio -	Core Portfolio -	Portfolio -	Institutional
	Series 13	Series 14	Class I	Class
Net assets at January 1, 2010	$ 14,452	$ 12,578	$ 5,656	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	116	253	(64)	-
Total realized gain (loss) on investments
and capital gains distributions	(127)	(25)	(104)	-
Net unrealized appreciation (depreciation)
of investments	685	361	1,164	5
Net increase (decrease) in net assets from operations	674	589	996	5
Changes from principal transactions:
Total unit transactions	(2,420)	(3,483)	272	29
Increase (decrease) in assets derived from principal
transactions	(2,420)	(3,483)	272	29
Total increase (decrease)	(1,746)	(2,894)	1,268	34
Net assets at December 31, 2010	12,706	9,684	6,924	34

Increase (decrease) in net assets
Operations:
Net investment income (loss)	61	122	(71)	1
Total realized gain (loss) on investments
and capital gains distributions	(116)	(3)	767	1
Net unrealized appreciation (depreciation)
of investments	72	15	(1,469)	(7)
Net increase (decrease) in net assets from operations	17	134	(773)	(5)
Changes from principal transactions:
Total unit transactions	(2,515)	(2,059)	(418)	5
Increase (decrease) in assets derived from principal
transactions	(2,515)	(2,059)	(418)	5
Total increase (decrease)	(2,498)	(1,925)	(1,191)	-
Net assets at December 31, 2011	$ 10,208	$ 7,759	$ 5,733	$ 34

The accompanying notes are an integral part of these financial statements.

	87

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

				ING
	ING Index Plus	ING Index Plus	ING Index Plus	International
	LargeCap	MidCap	SmallCap	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 1, 2010	$ 84,361	$ 9,299	$ 3,939	$ 11,857

Increase (decrease) in net assets
Operations:
Net investment income (loss)	670	29	(3)	268
Total realized gain (loss) on investments
and capital gains distributions	(2,462)	(480)	(365)	145
Net unrealized appreciation (depreciation)
of investments	10,778	2,226	1,154	161
Net increase (decrease) in net assets from operations	8,986	1,775	786	574
Changes from principal transactions:
Total unit transactions	(16,075)	(1,206)	(620)	(2,159)
Increase (decrease) in assets derived from principal
transactions	(16,075)	(1,206)	(620)	(2,159)
Total increase (decrease)	(7,089)	569	166	(1,585)
Net assets at December 31, 2010	77,272	9,868	4,105	10,272

Increase (decrease) in net assets
Operations:
Net investment income (loss)	530	-	(1)	133
Total realized gain (loss) on investments
and capital gains distributions	(4,184)	(131)	(221)	202
Net unrealized appreciation (depreciation)
of investments	2,963	(5)	182	(1,522)
Net increase (decrease) in net assets from operations	(691)	(136)	(40)	(1,187)
Changes from principal transactions:
Total unit transactions	(12,118)	(817)	(493)	(1,462)
Increase (decrease) in assets derived from principal
transactions	(12,118)	(817)	(493)	(1,462)
Total increase (decrease)	(12,809)	(953)	(533)	(2,649)
Net assets at December 31, 2011	$ 64,463	$ 8,915	$ 3,572	$ 7,623

The accompanying notes are an integral part of these financial statements.

	88

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	ING	ING Russell™	ING Russell™	ING Russell™
	International	Large Cap	Large Cap	Large Cap
	Index	Growth Index	Index	Value Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class I	Class I
Net assets at January 1, 2010	$ 42	$ 28,908	$ 20,115	$ 10,184

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(159)	431	40
Total realized gain (loss) on investments
and capital gains distributions	-	736	686	1,260
Net unrealized appreciation (depreciation)
of investments	1	2,292	751	(416)
Net increase (decrease) in net assets from operations	1	2,869	1,868	884
Changes from principal transactions:
Total unit transactions	10	(3,925)	(2,972)	(2,447)
Increase (decrease) in assets derived from principal
transactions	10	(3,925)	(2,972)	(2,447)
Total increase (decrease)	11	(1,056)	(1,104)	(1,563)
Net assets at December 31, 2010	53	27,852	19,011	8,621

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(3)	87	46
Total realized gain (loss) on investments
and capital gains distributions	4	1,181	1,638	262
Net unrealized appreciation (depreciation)
of investments	(8)	(382)	(1,446)	(322)
Net increase (decrease) in net assets from operations	(4)	796	279	(14)
Changes from principal transactions:
Total unit transactions	(15)	(3,686)	(4,554)	(1,513)
Increase (decrease) in assets derived from principal
transactions	(15)	(3,686)	(4,554)	(1,513)
Total increase (decrease)	(19)	(2,890)	(4,275)	(1,527)
Net assets at December 31, 2011	$ 34	$ 24,962	$ 14,736	$ 7,094

The accompanying notes are an integral part of these financial statements.

	89

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	ING Russell™ Large Cap Value Index Portfolio - Class S	ING Russell™ Mid Cap Growth Index Portfolio - Class S	ING Russell™ Mid Cap Index Portfolio - Class I	ING Russell™ Small Cap Index Portfolio - Class I
Net assets at January 1, 2010	$ 1,568	$ 101	$ 159	$ 123

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(1)	-	(1)
Total realized gain (loss) on investments
and capital gains distributions	175	6	28	38
Net unrealized appreciation (depreciation)
of investments	(41)	17	5	(9)
Net increase (decrease) in net assets from operations	135	22	33	28
Changes from principal transactions:
Total unit transactions	(156)	244	68	222
Increase (decrease) in assets derived from principal
transactions	(156)	244	68	222
Total increase (decrease)	(21)	266	101	250
Net assets at December 31, 2010	1,547	367	260	373

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(2)	2	1
Total realized gain (loss) on investments
and capital gains distributions	43	18	32	5
Net unrealized appreciation (depreciation)
of investments	(58)	(84)	(46)	(41)
Net increase (decrease) in net assets from operations	(13)	(68)	(12)	(35)
Changes from principal transactions:
Total unit transactions	(251)	277	252	233
Increase (decrease) in assets derived from principal
transactions	(251)	277	252	233
Total increase (decrease)	(264)	209	240	198
Net assets at December 31, 2011	$ 1,283	$ 576	$ 500	$ 571

The accompanying notes are an integral part of these financial statements.

	90

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

			ING
	ING Small	ING U.S. Bond	International	ING MidCap
	Company	Index	Value	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 1, 2010	$ 30,900	$ 675	$ 3,320	$ 523

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(195)	20	26	-
Total realized gain (loss) on investments
and capital gains distributions	(2,021)	39	(900)	22
Net unrealized appreciation (depreciation)
of investments	8,641	(16)	872	302
Net increase (decrease) in net assets from operations	6,425	43	(2)	324
Changes from principal transactions:
Total unit transactions	(4,038)	587	(1,446)	1,146
Increase (decrease) in assets derived from principal
transactions	(4,038)	587	(1,446)	1,146
Total increase (decrease)	2,387	630	(1,448)	1,470
Net assets at December 31, 2010	33,287	1,305	1,872	1,993

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(229)	28	28	(18)
Total realized gain (loss) on investments
and capital gains distributions	(917)	35	(97)	225
Net unrealized appreciation (depreciation)
of investments	179	27	(209)	(271)
Net increase (decrease) in net assets from operations	(967)	90	(278)	(64)
Changes from principal transactions:
Total unit transactions	(6,054)	1,109	(261)	(80)
Increase (decrease) in assets derived from principal
transactions	(6,054)	1,109	(261)	(80)
Total increase (decrease)	(7,021)	1,199	(539)	(144)
Net assets at December 31, 2011	$ 26,266	$ 2,504	$ 1,333	$ 1,849

The accompanying notes are an integral part of these financial statements.

	91

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

				Invesco V.I.
	ING MidCap	ING SmallCap	ING SmallCap	Capital
	Opportunities	Opportunities	Opportunities	Appreciation
	Portfolio -	Portfolio -	Portfolio -	Fund - Series I
	Class S	Class I	Class S	Shares
Net assets at January 1, 2010	$ 2,989	$ 320	$ 2,004	$ 648

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(20)	(4)	(24)	-
Total realized gain (loss) on investments
and capital gains distributions	256	123	(27)	(30)
Net unrealized appreciation (depreciation)
of investments	534	2	615	118
Net increase (decrease) in net assets from operations	770	121	564	88
Changes from principal transactions:
Total unit transactions	(282)	411	(103)	(87)
Increase (decrease) in assets derived from principal			-
transactions	(282)	411	(103)	(87)
Total increase (decrease)	488	532	461	1
Net assets at December 31, 2010	3,477	852	2,465	649
			-
Increase (decrease) in net assets			-
Operations:			-
Net investment income (loss)	(41)	(8)	(26)	(4)
Total realized gain (loss) on investments			-
and capital gains distributions	443	71	111	(11)
Net unrealized appreciation (depreciation)
of investments	(504)	(91)	(93)	(33)
Net increase (decrease) in net assets from operations	(102)	(28)	(8)	(48)
Changes from principal transactions:
Total unit transactions	63	(57)	(382)	(1)
Increase (decrease) in assets derived from principal
transactions	63	(57)	(382)	(1)
Total increase (decrease)	(39)	(85)	(390)	(49)
Net assets at December 31, 2011	$ 3,438	$ 767	$ 2,075	$ 600

The accompanying notes are an integral part of these financial statements.

	92

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

			Janus Aspen	Janus Aspen
		Janus Aspen	Series	Series Flexible
	Invesco V.I.	Series Balanced	Enterprise	Bond
	Core Equity	Portfolio -	Portfolio -	Portfolio -
	Fund - Series I	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares
Net assets at January 1, 2010	$ 1,552	$ 13	$ 2	$ 3

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(27)	-	-	-
Net unrealized appreciation (depreciation)
of investments	153	1	-	-
Net increase (decrease) in net assets from operations	125	1	-	-
Changes from principal transactions:
Total unit transactions	(122)	-	-	-
Increase (decrease) in assets derived from principal
transactions	(122)	-	-	-
Total increase (decrease)	3	1	-	-
Net assets at December 31, 2010	1,555	14	2	3

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	7	1	-	-
Net unrealized appreciation (depreciation)
of investments	(18)	(1)	-	-
Net increase (decrease) in net assets from operations	(12)	-	-	-
Changes from principal transactions:
Total unit transactions	(58)	-	(2)	-
Increase (decrease) in assets derived from principal
transactions	(58)	-	(2)	-
Total increase (decrease)	(70)	-	(2)	-
Net assets at December 31, 2011	$ 1,485	$ 14	$ -	$ 3

The accompanying notes are an integral part of these financial statements.

93

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

		Janus Aspen
	Janus Aspen	Series	Lord Abbett
	Series Janus	Worldwide	Series Fund -
	Portfolio -	Portfolio -	Mid-Cap Value	Oppenheimer
	Institutional	Institutional	Portfolio -	Global
	Shares	Shares	Class VC	Securities/VA
Net assets at January 1, 2010	$ 2	$ 1	$ 2,101	$ 62

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(10)	1
Total realized gain (loss) on investments
and capital gains distributions	-	-	(146)	(2)
Net unrealized appreciation (depreciation)
of investments	-	-	655	10
Net increase (decrease) in net assets from operations	-	-	499	9
Changes from principal transactions:
Total unit transactions	-	-	(50)	(8)
Increase (decrease) in assets derived from principal
transactions	-	-	(50)	(8)
Total increase (decrease)	-	-	449	1
Net assets at December 31, 2010	2	1	2,550	63

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(17)	1
Total realized gain (loss) on investments
and capital gains distributions	-	-	(198)	(1)
Net unrealized appreciation (depreciation)
of investments	-	-	100	(4)
Net increase (decrease) in net assets from operations	-	-	(115)	(4)
Changes from principal transactions:
Total unit transactions	(2)	-	(362)	(12)
Increase (decrease) in assets derived from principal
transactions	(2)	-	(362)	(12)
Total increase (decrease)	(2)	-	(477)	(16)
Net assets at December 31, 2011	$ -	$ 1	$ 2,073	$ 47

The accompanying notes are an integral part of these financial statements.

	94

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

				PIMCO Real
		Oppenheimer	Oppenheimer	Return
	Oppenheimer	Main Street	Small- & Mid-	Portfolio -
	Main Street	Small- & Mid-	Cap Growth	Administrative
	Fund®/VA	Cap Fund®/VA	Fund/VA	Class
Net assets at January 1, 2010	$ 288	$ 586	$ 195	$ 8,712

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(2)	(2)	48
Total realized gain (loss) on investments
and capital gains distributions	(9)	(11)	36	335
Net unrealized appreciation (depreciation)
of investments	47	149	1	147
Net increase (decrease) in net assets from operations	38	136	35	530
Changes from principal transactions:
Total unit transactions	(40)	149	(175)	(2,188)
Increase (decrease) in assets derived from principal
transactions	(40)	149	(175)	(2,188)
Total increase (decrease)	(2)	285	(140)	(1,658)
Net assets at December 31, 2010	286	871	55	7,054

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1)	(1)	309
Total realized gain (loss) on investments
and capital gains distributions	(19)	(24)	2	255
Net unrealized appreciation (depreciation)
of investments	11	(5)	(11)	72
Net increase (decrease) in net assets from operations	(9)	(30)	(10)	636
Changes from principal transactions:
Total unit transactions	(10)	(242)	91	192
Increase (decrease) in assets derived from principal
transactions	(10)	(242)	91	192
Total increase (decrease)	(19)	(272)	81	828
Net assets at December 31, 2011	$ 267	$ 599	$ 136	$ 7,882

The accompanying notes are an integral part of these financial statements.

	95

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

	Pioneer
	Emerging	Pioneer High
	Markets VCT	Yield VCT
	Portfolio -	Portfolio -	Wanger
	Class I	Class I	International	Wanger Select
Net assets at January 1, 2010	$ 2,820	$ 551	$ 1,413	$ 2,845

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	24	27	(7)
Total realized gain (loss) on investments
and capital gains distributions	258	16	66	(115)
Net unrealized appreciation (depreciation)
of investments	207	39	238	801
Net increase (decrease) in net assets from operations	453	79	331	679
Changes from principal transactions:
Total unit transactions	1,090	(128)	246	(17)
Increase (decrease) in assets derived from principal
transactions	1,090	(128)	246	(17)
Total increase (decrease)	1,543	(49)	577	662
Net assets at December 31, 2010	4,363	502	1,990	3,507

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	24	73	39
Total realized gain (loss) on investments
and capital gains distributions	(38)	64	158	227
Net unrealized appreciation (depreciation)
of investments	(814)	(108)	(547)	(825)
Net increase (decrease) in net assets from operations	(866)	(20)	(316)	(559)
Changes from principal transactions:
Total unit transactions	(2,470)	(65)	31	(616)
Increase (decrease) in assets derived from principal
transactions	(2,470)	(65)	31	(616)
Total increase (decrease)	(3,336)	(85)	(285)	(1,175)
Net assets at December 31, 2011	$ 1,027	$ 417	$ 1,705	$ 2,332

The accompanying notes are an integral part of these financial statements.

	96

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Year Ended December 31, 2011 and 2010 (Dollars in thousands)

Wanger USA
Net assets at January 1, 2010	$ 432

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)
Total realized gain (loss) on investments
and capital gains distributions	17
Net unrealized appreciation (depreciation)
of investments	103
Net increase (decrease) in net assets from operations	115
Changes from principal transactions:
Total unit transactions	260
Increase (decrease) in assets derived from principal
transactions	260
Total increase (decrease)	375
Net assets at December 31, 2010	807

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)
Total realized gain (loss) on investments
and capital gains distributions	189
Net unrealized appreciation (depreciation)
of investments	(237)
Net increase (decrease) in net assets from operations	(55)
Changes from principal transactions:
Total unit transactions	(47)
Increase (decrease) in assets derived from principal
transactions	(47)
Total increase (decrease)	(102)
Net assets at December 31, 2011	$ 705

The accompanying notes are an integral part of these financial statements.
97

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

1.	Organization

Variable Annuity Account B of ING Life Insurance and Annuity Company (the
“Account”) was established by ING Life Insurance and Annuity Company (“ILIAC” or
the “Company”) to support the operations of variable annuity contracts (“Contracts”).
The Company is an indirect wholly owned subsidiary of ING America Insurance
Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of
Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V.
(“ING”), a global financial services holding company based in The Netherlands.

As part of a restructuring plan approved by the European Commission, ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including one or more initial public offerings, sales, or a combination thereof. On November 10, 2010, ING announced that ING and its U.S.
insurance affiliates, including the Company, are preparing for a base case of an initial public offering of the Company and its U.S.-based insurance and investment management affiliates.

The Account is registered as a unit investment trust with the Securities and Exchange
Commission under the Investment Company Act of 1940, as amended. The Account is exclusively for use with Contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed account, which is not part of the Account, as directed by the contractowners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

At December 31, 2011, the Account had 137 investment divisions (the “Divisions”), 34 of which invest in independently managed mutual funds and 103 of which invest in mutual funds managed by affiliates, either Directed Services LLC (“DSL”), or ING
Investments, LLC (“IIL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). Investment
Divisions with asset balances at December 31, 2011 and related Trusts are as follows:
	American Funds Insurance Series:	Federated Insurance Series:
	American Funds Insurance Series® Growth - Income	Federated Capital Appreciation Fund II - Primary
	Fund - Class 2**	Shares*
	American Funds Insurance Series® International	Federated Fund for U.S. Government Securities II
	Fund - Class 2*	Federated High Income Bond Fund II - Primary Shares
	Calvert Variable Series, Inc.:	Federated Kaufmann Fund II - Primary Shares*
	Calvert VP SRI Balanced Portfolio	Federated Managed Volatility Fund II
Federated Prime Money Fund II
98

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fidelity® Variable Insurance Products:	ING Investors Trust (continued):
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING Marsico Growth Portfolio - Service Class
Fidelity® VIP Growth Portfolio - Initial Class	ING MFS Total Return Portfolio - Institutional Class
Fidelity® VIP High Income Portfolio - Initial Class	ING MFS Total Return Portfolio - Service Class
Fidelity® VIP Overseas Portfolio - Initial Class	ING MFS Utilities Portfolio - Service Class
Fidelity® Variable Insurance Products II:	ING PIMCO High Yield Portfolio - Service Class
Fidelity® VIP Contrafund® Portfolio - Initial Class	ING PIMCO Total Return Bond Portfolio - Service
Fidelity® VIP Index 500 Portfolio - Initial Class	Class**
Fidelity® Variable Insurance Products V:	ING Pioneer Fund Portfolio - Institutional Class
Fidelity® VIP Investment Grade Bond Portfolio -	ING Pioneer Mid Cap Value Portfolio - Institutional
Initial Class	Class
Franklin Templeton Variable Insurance Products Trust:	ING Pioneer Mid Cap Value Portfolio - Service Class
Franklin Small Cap Value Securities Fund - Class 2	ING Retirement Conservative Portfolio - Adviser
ING Balanced Portfolio, Inc.:	Class**
ING Balanced Portfolio - Class I	ING Retirement Growth Portfolio - Adviser Class
ING Intermediate Bond Portfolio:	ING Retirement Moderate Growth Portfolio - Adviser
ING Intermediate Bond Portfolio - Class I	Class
ING Investors Trust:	ING Retirement Moderate Portfolio - Adviser Class
ING American Funds Asset Allocation Portfolio**	ING T. Rowe Price Capital Appreciation Portfolio -
ING American Funds Growth Portfolio	Service Class
ING American Funds International Portfolio	ING T. Rowe Price Equity Income Portfolio - Service
ING American Funds World Allocation Portfolio -	Class
Service Class**	ING T. Rowe Price International Stock Portfolio -
ING Artio Foreign Portfolio - Service Class	Service Class
ING BlackRock Health Sciences Opportunities	ING Templeton Global Growth Portfolio - Service Class
Portfolio - Service Class	ING U.S. Stock Index Portfolio - Service Class*
ING BlackRock Inflation Protected Bond Portfolio -	ING Money Market Portfolio:
Institutional Class*	ING Money Market Portfolio - Class I
ING BlackRock Inflation Protected Bond Portfolio -	ING Money Market Portfolio - Class S*
Service Class**	ING Partners, Inc.:
ING BlackRock Large Cap Growth Portfolio -	ING American Century Small-Mid Cap Value
Institutional Class	Portfolio Service Class
ING Clarion Global Real Estate Portfolio - Institutional	ING Baron Small Cap Growth Portfolio - Service Class
Class	ING Columbia Small Cap Value II Portfolio - Service
ING Clarion Global Real Estate Portfolio - Service	Class
Class	ING Davis New York Venture Portfolio - Service Class
ING Clarion Real Estate Portfolio - Service Class	ING Global Bond Portfolio - Initial Class
ING FMRSM Diversified Mid Cap Portfolio -	ING Global Bond Portfolio - Service Class
Institutional Class	ING Invesco Van Kampen Comstock Portfolio - Service
ING FMRSM Diversified Mid Cap Portfolio - Service	Class
Class	ING Invesco Van Kampen Equity and Income Portfolio -
ING Franklin Income Portfolio - Service Class	Initial Class
ING Franklin Mutual Shares Portfolio - Service Class	ING JPMorgan Mid Cap Value Portfolio - Service Class
ING Global Resources Portfolio - Service Class	ING Oppenheimer Global Portfolio - Initial Class
ING Invesco Van Kampen Growth and Income	ING PIMCO Total Return Portfolio - Service Class
Portfolio - Service Class	ING Pioneer High Yield Portfolio - Initial Class
ING JPMorgan Emerging Markets Equity Portfolio -	ING Solution 2015 Portfolio - Service Class
Institutional Class	ING Solution 2025 Portfolio - Service Class
ING JPMorgan Emerging Markets Equity Portfolio -	ING Solution 2035 Portfolio - Service Class
Service Class	ING Solution 2045 Portfolio - Service Class
ING JPMorgan Small Cap Core Equity Portfolio -	ING Solution Income Portfolio - Service Class
Institutional Class	ING T. Rowe Price Diversified Mid Cap Growth
ING JPMorgan Small Cap Core Equity Portfolio -	Portfolio - Initial Class
Service Class	ING T. Rowe Price Growth Equity Portfolio - Initial
ING Large Cap Growth Portfolio - Institutional Class	Class
ING Large Cap Value Portfolio - Institutional Class	ING Templeton Foreign Equity Portfolio - Initial Class
ING Large Cap Value Portfolio - Service Class**	ING Thornburg Value Portfolio - Initial Class
ING UBS U.S. Large Cap Equity Portfolio - Initial Class

99

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Strategic Allocation Portfolios, Inc.:	ING Variable Products Trust:
ING Strategic Allocation Conservative Portfolio -	ING International Value Portfolio - Class I
Class I	ING MidCap Opportunities Portfolio - Class I
ING Strategic Allocation Growth Portfolio - Class I	ING MidCap Opportunities Portfolio - Class S
ING Strategic Allocation Moderate Portfolio - Class I	ING SmallCap Opportunities Portfolio - Class I
ING Variable Funds:	ING SmallCap Opportunities Portfolio - Class S
ING Growth and Income Portfolio - Class A**	Invesco Variable Insurance Funds:
ING Growth and Income Portfolio - Class I	Invesco V.I. Capital Appreciation Fund - Series I Shares
ING Variable Insurance Trust:	Invesco V.I. Core Equity Fund - Series I Shares
ING GET U.S. Core Portfolio - Series 7	Janus Aspen Series:
ING GET U.S. Core Portfolio - Series 8	Janus Aspen Series Balanced Portfolio - Institutional
ING GET U.S. Core Portfolio - Series 9	Shares
ING GET U.S. Core Portfolio - Series 10	Janus Aspen Series Enterprise Portfolio - Institutional
ING GET U.S. Core Portfolio - Series 11	Shares
ING GET U.S. Core Portfolio - Series 12	Janus Aspen Series Flexible Bond Portfolio -
ING GET U.S. Core Portfolio - Series 13	Institutional Shares
ING GET U.S. Core Portfolio - Series 14	Janus Aspen Series Worldwide Portfolio - Institutional
ING Variable Portfolios, Inc.:	Shares
ING BlackRock Science and Technology Opportunities	Lord Abbett Series Fund, Inc.:
Portfolio - Class I	Lord Abbett Series Fund - Mid-Cap Value Portfolio -
ING Euro STOXX 50 Index Portfolio - Institutional	Class VC
Class*	Oppenheimer Variable Account Funds:
ING Index Plus LargeCap Portfolio - Class I	Oppenheimer Global Securities/VA
ING Index Plus MidCap Portfolio - Class I	Oppenheimer Main Street Fund®/VA
ING Index Plus SmallCap Portfolio - Class I	Oppenheimer Main Street Small- & Mid-Cap
ING International Index Portfolio - Class I	Fund®/VA
ING International Index Portfolio - Class S	Oppenheimer Small- & Mid-Cap Growth Fund/VA
ING Russell™ Large Cap Growth Index Portfolio -	PIMCO Variable Insurance Trust:
Class I	PIMCO Real Return Portfolio - Administrative Class
ING Russell™ Large Cap Index Portfolio - Class I	Pioneer Variable Contracts Trust:
ING Russell™ Large Cap Value Index Portfolio -	Pioneer Emerging Markets VCT Portfolio - Class I
Class I	Pioneer High Yield VCT Portfolio - Class I
ING Russell™ Large Cap Value Index Portfolio -	Wanger Advisors Trust:
Class S	Wanger International
ING Russell™ Mid Cap Growth Index Portfolio -	Wanger Select
Class S	Wanger USA
ING Russell™ Mid Cap Index Portfolio - Class I
ING Russell™ Small Cap Index Portfolio - Class I	* Division added to the list in 2010
ING Small Company Portfolio - Class I	**Division added to the list in 2011
ING U.S. Bond Index Portfolio - Class I

The names of certain Divisions were changed during 2011. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
Federated Insurance Series:	Federated Insurance Series:
Federated Managed Volatility Fund II	Federated Capital Income Fund II
ING Investors Trust:	ING Investors Trust:
ING BlackRock Health Sciences Opportunities	ING Wells Fargo HealthCare Portfolio - Service Class
Portfolio - Service Class
ING Core Growth and Income Portfolio - Service Class	ING Janus Contrarian Portfolio - Service Class
ING Invesco Van Kampen Growth and Income	ING Van Kampen Growth and Income Portfolio -
Portfolio - Service Class	Service Class
ING Large Cap Value Portfolio - Institutional Class	ING Pioneer Equity Income Portfolio - Institutional
Class
ING T. Rowe Price International Stock Portfolio -	ING Marsico International Opportunities Portfolio -
Service Class	Service Class

100

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Current Name	Former Name
ING Partners, Inc.:	ING Partners, Inc.:
ING Columbia Small Cap Value II Portfolio - Service	ING Columbia Small Cap Value Portfolio - Service
Class	Class
ING Global Bond Portfolio - Initial Class	ING Oppenheimer Global Strategic Income Portfolio -
Initial Class
ING Global Bond Portfolio - Service Class	ING Oppenheimer Global Strategic Income Portfolio -
Service Class
ING Invesco Van Kampen Comstock Portfolio -	ING Van Kampen Comstock Portfolio - Service Class
Service Class
ING Invesco Van Kampen Equity and Income	ING Van Kampen Equity and Income Portfolio - Initial
Portfolio - Initial Class	Class
Oppenheimer Variable Account Funds:	Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small- & Mid-Cap	Oppenheimer Main Street Small Cap Fund®/VA
Fund®/VA

During 2011, the following Divisions were closed to contractowners:

ING Investors Trust:
ING American Funds Growth-Income Portfolio
ING Core Growth and Income Portfolio - Service Class
ING Lord Abbett Growth and Income Portfolio - Institutional Class
ING Lord Abbett Growth and Income Portfolio - Service Class
ING Partners, Inc.:
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Initial Class
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 5
ING GET U.S. Core Portfolio - Series 6
Janus Aspen Series:
Janus Aspen Series Janus Portfolio - Institutional Shares

The following Divisions were available to contractowners during 2011, but did not have any activity as of December 31, 2011:

ING Investors Trust:
ING Franklin Templeton Founding Strategy Portfolio - Service Class
ING Global Resources Portfolio - Institutional Class
ING Retirement Moderate Growth Portfolio - Institutional Class
ING U.S. Stock Index Portfolio - Institutional Class
ING Partners, Inc.:
ING Solution 2055 Portfolio - Service Class
PIMCO Variable Insurance Trust:
PIMCO VIT Foreign Bond Portfolio (Unhedged) - Administrative Class

101

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each
Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
ILIAC, which is taxed as a life insurance company under the Internal Revenue Code.
Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ILIAC.

Contractowner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of
Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ILIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC. Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the

102

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

fixed account and the Divisions, transfers between Divisions, and transfers to (from)
ILIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ILIAC). Any net unsettled transactions as of the reporting date are included in Due to related parties on the Statements of Assets and
Liabilities.

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2011 and for the years ended
December 31, 2011 and 2010, were issued.

3.	Recently Adopted Accounting Standards

Improving Disclosures about Fair Value Measurements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting
Standards Update (“ASU”) 2010-06, “Fair Value Measurements and Disclosure (Topic
820): Improving Disclosures about Fair Value Measurements,” (“ASU 2010-06”), which requires several new disclosures, as well as clarification to existing disclosures, as follows:

§ Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;
§ Purchases, sales, issuances, and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;
§ Fair value measurement disclosures for each class of assets and liabilities (i.e., disaggregated); and
§ Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.

The provisions of ASU 2010-06 were adopted by the Account on January 1, 2010, except for the disclosures related to the Level 3 reconciliation, which were adopted by the
Account on January 1, 2011. The Account determined, however, that there was no effect on the Account’s disclosures, as the guidance is consistent with that previously applied by the Account and the Account has no Level 3 financial assets or liabilities. As the pronouncement only pertains to additional disclosure, the adoption had no effect on the
Account’s net assets and results of operations.

103

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

4.	Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values
(“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual
Fund Investments. The NAV is calculated daily upon close of the New York Stock
Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and
Liabilities and are categorized as Level 1 as of December 31, 2011 and 2010, respectively, based on the priority of the inputs to the valuation technique below. The
Account had no financial liabilities as of December 31, 2011.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
§	Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
	a)	Quoted prices for similar assets or liabilities in active markets;
	b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
	c)	Inputs other than quoted market prices that are observable; and
	d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
§	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

104

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

5.	Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover
ILIAC’s expenses in connection with the issuance and administration of the Contracts.
Following is a summary of these charges:

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.25% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 1.50% of the assets attributable to the Contracts.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $40 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.00% of premiums.

Other Contract Charges

Under the Fixed/Variable Premium Immediate Annuity contract, an additional annual charge of 1.00% is deducted daily from the accumulation values for contractowners who select the Guaranteed Minimum Income feature and Minimum Guaranteed Withdrawal
Benefit, for Deferred Variable Annuity contracts, an additional annual charge of up to
0.50% is deducted daily from the accumulation value for amounts invested in the ING
GET U.S. Core Portfolio Funds. In addition, an annual charge of up to 0.50% is deducted

105

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

daily from the accumulation values for contractowners who select the Premium Bonus
Option feature.

Fees Waived by ILIAC

Certain charges and fees for various types of Contracts are currently waived by ILIAC.
ILIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

6.	Related Party Transactions

During the year ended December 31, 2011, management and service fees were paid indirectly to DSL, an affiliate of the Company, in its capacity as investment manager to
ING Investors Trust and ING Partners, Inc. The Trusts’ advisory agreements provided for fees at annual rates up to 1.25% of the average net assets of each respective Fund.

Management fees were also paid indirectly to IIL, an affiliate of the Company, in its capacity as investment adviser to the ING Balanced Portfolio, Inc., ING Intermediate
Bond Portfolio, ING Money Market Portfolio, ING Strategic Allocation Portfolios, Inc.,
ING Variable Funds, ING Variable Insurance Trust, ING Variable Portfolios, Inc., and
ING Variable Products Trust. The annual fee rate ranged from 0.08% to 0.95% of the average net assets of each respective Fund.

106

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follows:

	Year Ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
American Funds Insurance Series:
American Funds Insurance Series® Growth-Income Fund -
Class 2	$ 2	$ -	$ - $	-
American Funds Insurance Series® International Fund - Class 2	3	6	4	-
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	165	132	89	480
Federated Insurance Series:
Federated Capital Appreciation Fund II - Primary Shares	88	1,188	7,553	1,546
Federated Fund for U.S. Government Securities II	62	213	232	595
Federated High Income Bond Fund II - Primary Shares	388	590	423	855
Federated Kaufmann Fund II - Primary Shares	77	322	2,383	525
Federated Managed Volatility Fund II	241	705	2,572	798
Federated Prime Money Fund II	147	624	1,511	1,054
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	2,527	12,080	2,025	12,340
Fidelity® VIP Growth Portfolio - Initial Class	1,404	1,898	1,119	1,847
Fidelity® VIP High Income Portfolio - Initial Class	79	37	15	30
Fidelity® VIP Overseas Portfolio - Initial Class	559	1,195	1,011	2,036
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	5,012	24,112	5,057	22,093
Fidelity® VIP Index 500 Portfolio - Initial Class	1,027	3,978	1,034	3,982
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	46	186	40	113
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	772	1,291	1,128	1,883
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	3,618	12,977	4,418	12,170
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	21,378	23,304	10,430	19,047
ING Investors Trust:
ING American Funds Asset Allocation Portfolio	136	12	-	-
ING American Funds Growth Portfolio	643	2,829	452	4,339
ING American Funds Growth-Income Portfolio	96	10,204	532	3,797
ING American Funds International Portfolio	620	2,870	682	4,225
ING American Funds World Allocation Portfolio - Service Class	412	254	-	-
ING Artio Foreign Portfolio - Service Class	257	1,100	846	3,452
ING BlackRock Health Sciences Opportunities Portfolio -
Service Class	444	261	119	203
ING BlackRock Inflation Protected Bond Portfolio - Institutional
Class	42	27	375	77
ING BlackRock Inflation Protected Bond Portfolio - Service
Class	3,764	427	-	-

107

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year Ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Investors Trust (continued):
ING BlackRock Large Cap Growth Portfolio - Institutional Class $	1,352	$ 4,293	$ 884	$ 3,833
ING Clarion Global Real Estate Portfolio - Institutional Class	325	214	658	855
ING Clarion Global Real Estate Portfolio - Service Class	199	403	234	273
ING Clarion Real Estate Portfolio - Service Class	774	796	1,391	1,041
ING Core Growth and Income Portfolio - Service Class	59	1,287	916	1,034
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	250	3,875	1,232	3,242
ING FMRSM Diversified Mid Cap Portfolio - Service Class	404	724	889	467
ING Franklin Income Portfolio - Service Class	1,040	863	793	1,372
ING Franklin Mutual Shares Portfolio - Service Class	279	606	233	937
ING Global Resources Portfolio - Service Class	1,893	2,981	1,846	3,673
ING Invesco Van Kampen Growth and Income Portfolio -
Service Class	232	216	38	138
ING JPMorgan Emerging Markets Equity Portfolio - Institutional
Class	1,183	2,140	2,854	1,681
ING JPMorgan Emerging Markets Equity Portfolio - Service
Class	1,665	4,809	5,176	2,966
ING JPMorgan Small Cap Core Equity Portfolio - Institutional
Class	764	596	232	596
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	53	170	176	33
ING Large Cap Growth Portfolio - Institutional Class	24,529	4,813	864	1,989
ING Large Cap Value Portfolio - Institutional Class	3,188	1,927	528	683
ING Large Cap Value Portfolio - Service Class	624	188	-	-
ING Lord Abbett Growth and Income Portfolio - Institutional
Class	27	2,790	304	1,245
ING Lord Abbett Growth and Income Portfolio - Service Class	13	456	77	216
ING Marsico Growth Portfolio - Service Class	547	479	384	675
ING MFS Total Return Portfolio - Institutional Class	1,232	9,193	726	10,461
ING MFS Total Return Portfolio - Service Class	94	290	189	485
ING MFS Utilities Portfolio - Service Class	898	682	682	659
ING PIMCO High Yield Portfolio - Service Class	1,686	2,078	2,115	2,184
ING PIMCO Total Return Bond Portfolio - Service Class	2,794	713	-	-
ING Pioneer Fund Portfolio - Institutional Class	2,196	4,604	2,318	4,165
ING Pioneer Mid Cap Value Portfolio - Institutional Class	349	910	432	668
ING Pioneer Mid Cap Value Portfolio - Service Class	160	378	298	319
ING Retirement Conservative Portfolio - Adviser Class	984	144	-	-
ING Retirement Growth Portfolio - Adviser Class	697	1,549	395	1,041
ING Retirement Moderate Growth Portfolio - Adviser Class	714	1,807	225	2,097
ING Retirement Moderate Portfolio - Adviser Class	369	1,235	1,123	3,660
ING T. Rowe Price Capital Appreciation Portfolio - Service
Class	3,325	2,559	2,065	2,926
ING T. Rowe Price Equity Income Portfolio - Service Class	1,783	1,781	988	1,900
ING T. Rowe Price International Stock Portfolio - Service Class	367	947	504	1,722
ING Templeton Global Growth Portfolio - Service Class	116	118	84	259
ING U.S. Stock Index Portfolio - Service Class	5	6	192	147

108

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year Ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	$ 29,401	$ 44,483	$ 19,116	$ 61,802
ING Money Market Portfolio - Class S	2	42	387	74
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Service
Class	384	829	738	145
ING Baron Small Cap Growth Portfolio - Service Class	1,017	930	390	837
ING Columbia Small Cap Value II Portfolio - Service Class	102	320	327	400
ING Davis New York Venture Portfolio - Service Class	324	765	490	618
ING Global Bond Portfolio - Initial Class	6,873	12,364	7,927	12,246
ING Global Bond Portfolio - Service Class	180	139	4	9
ING Invesco Van Kampen Comstock Portfolio - Service Class	59	158	230	459
ING Invesco Van Kampen Equity and Income Portfolio - Initial
Class	1,800	11,164	1,721	12,660
ING JPMorgan Mid Cap Value Portfolio - Service Class	357	242	357	715
ING Legg Mason ClearBridge Aggressive Growth Portfolio -
Initial Class	5,079	21,007	717	3,057
ING Oppenheimer Global Portfolio - Initial Class	2,553	13,558	2,778	14,053
ING PIMCO Total Return Portfolio - Service Class	2,959	4,786	4,172	3,897
ING Pioneer High Yield Portfolio - Initial Class	3,596	5,931	4,224	6,076
ING Solution 2015 Portfolio - Service Class	639	1,025	424	320
ING Solution 2025 Portfolio - Service Class	617	755	457	318
ING Solution 2035 Portfolio - Service Class	1,611	1,259	957	393
ING Solution 2045 Portfolio - Service Class	855	286	352	692
ING Solution Income Portfolio - Service Class	446	231	331	953
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Initial Class	1,771	7,137	1,231	5,911
ING T. Rowe Price Growth Equity Portfolio - Initial Class	1,946	5,430	1,447	5,582
ING Templeton Foreign Equity Portfolio - Initial Class	1,318	4,215	2,201	4,757
ING Thornburg Value Portfolio - Initial Class	921	3,825	2,133	3,768
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	424	2,929	480	3,121
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	1,801	2,855	1,130	1,458
ING Strategic Allocation Growth Portfolio - Class I	1,137	1,916	512	1,203
ING Strategic Allocation Moderate Portfolio - Class I	848	1,453	1,815	1,962
ING Variable Funds:
ING Growth and Income Portfolio - Class A	1,875	215	-	-
ING Growth and Income Portfolio - Class I	16,227	39,370	17,723	34,671
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 5	34	1,363	26	134
ING GET U.S. Core Portfolio - Series 6	453	15,148	355	3,636
ING GET U.S. Core Portfolio - Series 7	292	1,690	355	2,182
ING GET U.S. Core Portfolio - Series 8	116	1,183	181	1,302
ING GET U.S. Core Portfolio - Series 9	169	1,349	139	1,130

109

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year Ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Variable Insurance Trust (continued):
ING GET U.S. Core Portfolio - Series 10	$ 106	$ 565	$ 120	$ 626
ING GET U.S. Core Portfolio - Series 11	101	1,162	142	1,347
ING GET U.S. Core Portfolio - Series 12	282	3,266	398	3,618
ING GET U.S. Core Portfolio - Series 13	277	2,731	348	2,653
ING GET U.S. Core Portfolio - Series 14	357	2,294	438	3,667
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities
Portfolio - Class I	2,529	3,017	2,302	2,094
ING Euro STOXX 50 Index Portfolio - Institutional Class	9	3	32	3
ING Index Plus LargeCap Portfolio - Class I	4,809	16,394	4,674	20,079
ING Index Plus MidCap Portfolio - Class I	627	1,445	526	1,704
ING Index Plus SmallCap Portfolio - Class I	593	1,087	459	1,081
ING International Index Portfolio - Class I	767	2,097	1,208	3,098
ING International Index Portfolio - Class S	4	20	19	10
ING Russell™ Large Cap Growth Index Portfolio - Class I	846	4,534	504	4,588
ING Russell™ Large Cap Index Portfolio - Class I	2,579	7,044	2,406	4,947
ING Russell™ Large Cap Value Index Portfolio - Class I	263	1,729	1,514	3,013
ING Russell™ Large Cap Value Index Portfolio - Class S	50	299	209	214
ING Russell™ Mid Cap Growth Index Portfolio - Class S	548	273	281	36
ING Russell™ Mid Cap Index Portfolio - Class I	381	124	199	130
ING Russell™ Small Cap Index Portfolio - Class I	377	143	359	138
ING Small Company Portfolio - Class I	726	7,007	1,784	6,017
ING U.S. Bond Index Portfolio - Class I	2,180	1,022	1,295	690
ING Variable Products Trust:
ING International Value Portfolio - Class I	368	601	173	1,593
ING MidCap Opportunities Portfolio - Class I	748	845	1,418	272
ING MidCap Opportunities Portfolio - Class S	1,039	1,016	391	693
ING SmallCap Opportunities Portfolio - Class I	580	645	755	348
ING SmallCap Opportunities Portfolio - Class S	444	852	298	425
Invesco Variable Insurance Funds:
Invesco V.I. Capital Appreciation Fund - Series I Shares	109	114	42	129
Invesco V.I. Core Equity Fund - Series I Shares	153	212	193	317
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	1	-	-	-
Janus Aspen Series Enterprise Portfolio - Institutional Shares	-	2	-	-
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	-	-	-	-
Janus Aspen Series Janus Portfolio - Institutional Shares	-	2	-	-
Janus Aspen Series Worldwide Portfolio - Institutional Shares	-	-	-	-
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	238	618	258	319

110

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year Ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA	$ 1	$ 12	$ 1	$8
Oppenheimer Main Street Fund®/VA	72	83	3	44
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA	33	276	236	90
Oppenheimer Small- & Mid-Cap Growth Fund/VA	300	209	436	613
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	3,511	3,010	2,492	4,567
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	313	2,796	2,232	1,155
Pioneer High Yield VCT Portfolio - Class I	185	227	93	196
Wanger Advisors Trust:
Wanger International	882	732	1,039	766
Wanger Select	428	1,004	710	734
Wanger USA	577	552	362	106

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

8.	Changes in Units

The changes in units outstanding were as follows:

			Year Ended December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
American Funds Insurance Series:
American Funds Insurance Series® Growth-Income Fund - Class 2	130	1	129	-	-	-
American Funds Insurance Series® International Fund - Class 2	189	290	(101)	290	-	290
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	8,886	8,937	(51)	6,380	24,069	(17,689)
Federated Insurance Series:
Federated Capital Appreciation Fund II - Primary Shares	330	95,186	(94,856)	698,991	141,963	557,028
Federated Fund for U.S. Government Securities II	535	10,111	(9,576)	6,880	28,772	(21,892)
Federated High Income Bond Fund II - Primary Shares	436	20,434	(19,998)	2,496	33,294	(30,798)
Federated Kaufmann Fund II - Primary Shares	2,028	22,773	(20,745)	221,247	46,291	174,956
Federated Managed Volatility Fund II	3,099	32,734	(29,635)	142,394	42,173	100,221
Federated Prime Money Fund II	10,145	44,318	(34,173)	111,832	75,698	36,134
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	111,043	655,817	(544,774)	289,457	970,275	(680,818)
Fidelity® VIP Growth Portfolio - Initial Class	106,216	130,964	(24,748)	116,977	157,602	(40,625)
Fidelity® VIP High Income Portfolio - Initial Class	4,796	2,516	2,280	8,969	11,148	(2,179)
Fidelity® VIP Overseas Portfolio - Initial Class	42,090	76,891	(34,801)	59,163	119,285	(60,122)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	290,750	1,092,971	(802,221)	433,266	1,334,176	(900,910)
Fidelity® VIP Index 500 Portfolio - Initial Class	9,172	160,897	(151,725)	16,847	180,953	(164,106)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	2	8,214	(8,212)	1,115	6,177	(5,062)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	72,034	97,553	(25,519)	115,437	159,524	(44,087)
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	73,545	565,666	(492,121)	173,770	670,363	(496,593)

	112

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

			Year Ended December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	1,090,470	1,341,527	(251,057)	1,144,645	1,890,687	(746,042)
ING Investors Trust:
ING American Funds Asset Allocation Portfolio	13,887	1,239	12,648	-	-	-
ING American Funds Growth Portfolio	60,336	217,982	(157,646)	147,453	486,341	(338,888)
ING American Funds Growth-Income Portfolio	347	926,027	(925,680)	97,831	433,819	(335,988)
ING American Funds International Portfolio	41,596	204,904	(163,308)	138,273	401,481	(263,208)
ING American Funds World Allocation Portfolio - Service Class	45,156	29,607	15,549	-	-	-
ING Artio Foreign Portfolio - Service Class	35,197	111,833	(76,636)	95,056	349,996	(254,940)
ING BlackRock Health Sciences Opportunities Portfolio - Service Class	36,898	23,613	13,285	46,222	53,338	(7,116)
ING BlackRock Inflation Protected Bond Portfolio - Institutional Class	2,010	2,276	(266)	35,269	7,252	28,017
ING BlackRock Inflation Protected Bond Portfolio - Service Class	382,799	65,862	316,937	-	-	-
ING BlackRock Large Cap Growth Portfolio - Institutional Class	182,118	498,107	(315,989)	181,753	539,064	(357,311)
ING Clarion Global Real Estate Portfolio - Institutional Class	48,445	41,423	7,022	86,513	121,479	(34,966)
ING Clarion Global Real Estate Portfolio - Service Class	17,972	38,596	(20,624)	31,561	44,066	(12,505)
ING Clarion Real Estate Portfolio - Service Class	116,558	118,570	(2,012)	228,750	196,986	31,764
ING Core Growth and Income Portfolio - Service Class	7,711	171,290	(163,579)	134,858	157,370	(22,512)
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	49,229	347,519	(298,290)	210,859	399,335	(188,476)
ING FMRSM Diversified Mid Cap Portfolio - Service Class	55,689	75,781	(20,092)	80,078	52,369	27,709
ING Franklin Income Portfolio - Service Class	83,806	83,628	178	77,979	150,930	(72,951)
ING Franklin Mutual Shares Portfolio - Service Class	27,504	64,828	(37,324)	40,388	115,650	(75,262)
ING Global Resources Portfolio - Service Class	187,666	277,448	(89,782)	244,937	419,898	(174,961)
ING Invesco Van Kampen Growth and Income Portfolio - Service Class	20,007	17,842	2,165	11,045	20,088	(9,043)
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	74,654	148,474	(73,820)	209,652	157,191	52,461
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	82,765	246,892	(164,127)	257,454	184,636	72,818
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	54,044	43,959	10,085	42,412	72,093	(29,681)
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	10,624	20,008	(9,384)	13,316	3,097	10,219

113

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Large Cap Growth Portfolio - Institutional Class	1,819,968	370,834	1,449,134	104,885	186,793	(81,908)
ING Large Cap Value Portfolio - Institutional Class	394,560	245,491	149,069	72,737	98,172	(25,435)
ING Large Cap Value Portfolio - Service Class	61,295	18,486	42,809	-	-	-
ING Lord Abbett Growth and Income Portfolio - Institutional Class	6,002	284,173	(278,171)	66,508	169,860	(103,352)
ING Lord Abbett Growth and Income Portfolio - Service Class	1,459	47,181	(45,722)	12,332	27,767	(15,435)
ING Marsico Growth Portfolio - Service Class	68,155	58,922	9,233	40,566	71,968	(31,402)
ING MFS Total Return Portfolio - Institutional Class	65,109	785,093	(719,984)	234,608	1,089,895	(855,287)
ING MFS Total Return Portfolio - Service Class	8,023	22,773	(14,750)	25,429	47,593	(22,164)
ING MFS Utilities Portfolio - Service Class	58,369	48,942	9,427	58,828	60,712	(1,884)
ING PIMCO High Yield Portfolio - Service Class	114,745	159,460	(44,715)	139,713	165,323	(25,610)
ING PIMCO Total Return Bond Portfolio - Service Class	281,439	81,584	199,855	-	-	-
ING Pioneer Fund Portfolio - Institutional Class	170,700	378,458	(207,758)	231,382	408,843	(177,461)
ING Pioneer Mid Cap Value Portfolio - Institutional Class	55,911	108,348	(52,437)	67,059	92,594	(25,535)
ING Pioneer Mid Cap Value Portfolio - Service Class	13,890	34,379	(20,489)	47,740	50,307	(2,567)
ING Retirement Conservative Portfolio - Adviser Class	92,087	7,975	84,112	-	-	-
ING Retirement Growth Portfolio - Adviser Class	63,282	145,617	(82,335)	65,215	129,291	(64,076)
ING Retirement Moderate Growth Portfolio - Adviser Class	33,861	133,475	(99,614)	41,628	226,481	(184,853)
ING Retirement Moderate Portfolio - Adviser Class	29,054	107,883	(78,829)	205,859	449,115	(243,256)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	281,289	209,242	72,047	181,228	254,436	(73,208)
ING T. Rowe Price Equity Income Portfolio - Service Class	164,728	159,092	5,636	124,378	201,582	(77,204)
ING T. Rowe Price International Stock Portfolio - Service Class	27,044	83,818	(56,774)	111,257	217,466	(106,209)
ING Templeton Global Growth Portfolio - Service Class	12,241	13,169	(928)	48,423	69,503	(21,080)
ING U.S. Stock Index Portfolio - Service Class	97	359	(262)	19,078	13,935	5,143
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	3,377,591	4,498,594	(1,121,003)	3,612,313	6,809,933	(3,197,620)
ING Money Market Portfolio - Class S	152	3,955	(3,803)	38,861	7,275	31,586

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Service Class	34,586	56,034	(21,448)	61,699	21,427	40,272
ING Baron Small Cap Growth Portfolio - Service Class	77,786	68,832	8,954	50,417	78,768	(28,351)
ING Columbia Small Cap Value II Portfolio - Service Class	14,781	39,496	(24,715)	42,006	52,614	(10,608)
ING Davis New York Venture Portfolio - Service Class	31,001	75,061	(44,060)	82,822	97,897	(15,075)
ING Global Bond Portfolio - Initial Class	466,335	1,054,793	(588,458)	964,257	1,373,171	(408,914)
ING Global Bond Portfolio - Service Class	12,220	10,046	2,174	-	620	(620)
ING Invesco Van Kampen Comstock Portfolio - Service Class	4,869	12,595	(7,726)	16,522	34,715	(18,193)
ING Invesco Van Kampen Equity and Income Portfolio - Initial Class	87,659	876,271	(788,612)	153,573	1,128,815	(975,242)
ING JPMorgan Mid Cap Value Portfolio - Service Class	26,010	20,946	5,064	29,300	61,305	(32,005)
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Initial Class	12,693	1,612,618	(1,599,925)	109,880	317,684	(207,804)
ING Oppenheimer Global Portfolio - Initial Class	208,181	1,029,750	(821,569)	304,209	1,259,601	(955,392)
ING PIMCO Total Return Portfolio - Service Class	272,110	433,509	(161,399)	312,483	318,095	(5,612)
ING Pioneer High Yield Portfolio - Initial Class	247,160	467,134	(219,974)	379,388	600,756	(221,368)
ING Solution 2015 Portfolio - Service Class	47,230	84,780	(37,550)	39,617	34,828	4,789
ING Solution 2025 Portfolio - Service Class	52,050	66,272	(14,222)	43,202	32,509	10,693
ING Solution 2035 Portfolio - Service Class	139,009	110,203	28,806	99,332	42,487	56,845
ING Solution 2045 Portfolio - Service Class	66,987	12,586	54,401	37,160	72,055	(34,895)
ING Solution Income Portfolio - Service Class	35,490	19,168	16,322	20,737	77,576	(56,839)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	178,303	521,793	(343,490)	184,164	533,457	(349,293)
ING T. Rowe Price Growth Equity Portfolio - Initial Class	138,004	234,204	(96,200)	103,190	261,068	(157,878)
ING Templeton Foreign Equity Portfolio - Initial Class	153,630	513,044	(359,414)	304,266	649,503	(345,237)
ING Thornburg Value Portfolio - Initial Class	54,376	259,975	(205,599)	165,842	273,917	(108,075)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	31,619	221,843	(190,224)	63,351	291,239	(227,888)
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	79,540	154,595	(75,055)	44,515	83,054	(38,539)
ING Strategic Allocation Growth Portfolio - Class I	67,051	115,931	(48,880)	13,738	81,190	(67,452)
ING Strategic Allocation Moderate Portfolio - Class I	35,976	88,486	(52,510)	96,134	123,773	(27,639)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Funds:
ING Growth and Income Portfolio - Class A	175,896	18,832	157,064	-	-	-
ING Growth and Income Portfolio - Class I	1,200,252	2,014,456	(814,204)	1,671,662	2,586,747	(915,085)
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 5	-	128,560	(128,560)	12,249	22,950	(10,701)
ING GET U.S. Core Portfolio - Series 6	-	1,467,883	(1,467,883)	84,099	408,334	(324,235)
ING GET U.S. Core Portfolio - Series 7	15,978	156,145	(140,167)	37,810	219,693	(181,883)
ING GET U.S. Core Portfolio - Series 8	-	102,828	(102,828)	9,261	121,291	(112,030)
ING GET U.S. Core Portfolio - Series 9	14	114,493	(114,479)	44	97,840	(97,796)
ING GET U.S. Core Portfolio - Series 10	-	48,389	(48,389)	141	53,512	(53,371)
ING GET U.S. Core Portfolio - Series 11	3	102,528	(102,525)	22,092	141,663	(119,571)
ING GET U.S. Core Portfolio - Series 12	1	288,610	(288,609)	29,847	351,555	(321,708)
ING GET U.S. Core Portfolio - Series 13	5	237,328	(237,323)	28,701	259,093	(230,392)
ING GET U.S. Core Portfolio - Series 14	-	191,305	(191,305)	70,821	404,076	(333,255)
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Class I	564,707	649,245	(84,538)	598,273	545,613	52,660
ING Euro STOXX 50 Index Portfolio - Institutional Class	1,016	274	742	3,928	302	3,626
ING Index Plus LargeCap Portfolio - Class I	235,375	1,121,868	(886,493)	728,151	2,186,850	(1,458,699)
ING Index Plus MidCap Portfolio - Class I	40,970	71,015	(30,045)	42,515	102,930	(60,415)
ING Index Plus SmallCap Portfolio - Class I	40,088	68,350	(28,262)	42,961	88,565	(45,604)
ING International Index Portfolio - Class I	68,758	165,321	(96,563)	125,044	330,349	(205,305)
ING International Index Portfolio - Class S	211	1,255	(1,044)	1,418	821	597
ING Russell™ Large Cap Growth Index Portfolio - Class I	43,631	319,136	(275,505)	91,780	421,842	(330,062)
ING Russell™ Large Cap Index Portfolio - Class I	170,441	541,398	(370,957)	180,172	412,538	(232,366)
ING Russell™ Large Cap Value Index Portfolio - Class I	11,413	120,399	(108,986)	101,766	278,689	(176,923)
ING Russell™ Large Cap Value Index Portfolio - Class S	1,638	20,080	(18,442)	2,790	15,308	(12,518)
ING Russell™ Mid Cap Growth Index Portfolio - Class S	31,233	17,134	14,099	20,066	5,009	15,057
ING Russell™ Mid Cap Index Portfolio - Class I	36,162	11,439	24,723	19,562	15,869	3,693
ING Russell™ Small Cap Index Portfolio - Class I	43,184	22,614	20,570	33,574	15,063	18,511

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year Ended December 31
		2011			2010
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
ING Variable Portfolios, Inc. (continued):
ING Small Company Portfolio - Class I	42,453	278,073	(235,620)	132,154	323,791	(191,637)
ING U.S. Bond Index Portfolio - Class I	179,544	86,566	92,978	108,200	53,532	54,668
ING Variable Products Trust:
ING International Value Portfolio - Class I	42,853	63,758	(20,905)	61,222	169,877	(108,655)
ING MidCap Opportunities Portfolio - Class I	58,891	63,462	(4,571)	91,197	16,051	75,146
ING MidCap Opportunities Portfolio - Class S	84,573	75,758	8,815	56,680	82,298	(25,618)
ING SmallCap Opportunities Portfolio - Class I	86,306	94,192	(7,886)	78,398	39,447	38,951
ING SmallCap Opportunities Portfolio - Class S	46,488	83,894	(37,406)	66,181	81,934	(15,753)
Invesco Variable Insurance Funds:
Invesco V.I. Capital Appreciation Fund - Series I Shares	15,217	14,306	911	4,959	14,831	(9,872)
Invesco V.I. Core Equity Fund - Series I Shares	21,396	26,288	(4,892)	21,358	33,045	(11,687)
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	-	-	-	-	-	-
Janus Aspen Series Enterprise Portfolio - Institutional Shares	-	67	(67)	-	5	(5)
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	-	-	-	-	-	-
Janus Aspen Series Janus Portfolio - Institutional Shares	2	100	(98)	5	3	2
Janus Aspen Series Worldwide Portfolio - Institutional Shares	-	-	-	-	-	-
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	22,816	49,189	(26,373)	23,853	27,402	(3,549)
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA	-	441	(441)	-	344	(344)
Oppenheimer Main Street Fund®/VA	7,437	8,857	(1,420)	17,184	21,456	(4,272)
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA	7,904	26,570	(18,666)	23,149	11,757	11,392
Oppenheimer Small- & Mid-Cap Growth Fund/VA	30,592	21,574	9,018	50,783	71,559	(20,776)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	281,211	275,593	5,618	216,671	379,940	(163,269)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	96,706	381,991	(285,285)	261,984	156,015	105,969
Pioneer High Yield VCT Portfolio - Class I	11,724	16,469	(4,745)	9,047	18,859	(9,812)
Wanger Advisors Trust:
Wanger International	90,048	87,741	2,307	209,869	186,808	23,061
Wanger Select	35,526	74,080	(38,554)	70,537	74,056	(3,519)
Wanger USA	37,023	41,456	(4,433)	38,053	19,433	18,620

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

9.	Unit Summary

	A summary of units outstanding as of December 31, 2011 follows:

	Division/Contract	Units	Unit Value	Extended Value
	American Funds Insurance Series® Growth-Income
	Fund - Class 2
	Contracts in accumulation period:
	Non-Qualified V (0.75)	129.475	$ 13.30	$ 1,722

	American Funds Insurance Series® International
	Fund - Class 2
	Contracts in accumulation period:
	Non-Qualified V (0.75)	188.699	$ 11.91	$ 2,247

	Calvert VP SRI Balanced Portfolio
	Contracts in accumulation period:
	Non-Qualified V	2,480.906	$ 23.73	$ 58,872
	Non-Qualified V (0.75)	18,060.708	25.68	463,799
	Non-Qualified VII	32,415.720	13.02	422,053
	Non-Qualified VIII	5,765.624	13.30	76,683
	Non-Qualified XXIII	182.407	10.77	1,965
		58,905.365		$ 1,023,372
	Federated Capital Appreciation Fund II - Primary
	Shares
	Currently payable annuity contracts:	5,936.548	$ 10.09	$ 59,900
	Contracts in accumulation period:
	Non-Qualified VII	456,234.975	10.92	4,982,086
		462,171.523		$ 5,041,986
	Federated Fund for U.S. Government Securities II
	Contracts in accumulation period:
	Non-Qualified VII	56,933.436	$ 19.76	$ 1,125,005

	Federated High Income Bond Fund II - Primary
	Shares
	Currently payable annuity contracts:	1,451.791	$ 26.39	$ 38,313
	Contracts in accumulation period:
	Non-Qualified VII	144,254.049	25.75	3,714,542
		145,705.840		$ 3,752,855
	Federated Kaufmann Fund II - Primary Shares
	Contracts in accumulation period:
	Non-Qualified VII	154,210.896	$ 10.44	$ 1,609,962

	Federated Managed Volatility Fund II
	Currently payable annuity contracts:	1,499.817	$ 19.69	$ 29,531
	Contracts in accumulation period:
	Non-Qualified VII	160,452.772	19.21	3,082,298
		161,952.589		$ 3,111,829

119

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Federated Prime Money Fund II
Currently payable annuity contracts:	1,140.884	$ 9.78	$ 11,158
Contracts in accumulation period:
Non-Qualified VII	111,858.289	13.15	1,470,937
	112,999.173		$ 1,482,095

Fidelity® VIP Equity-Income Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	141,797.017	$ 21.94	$ 3,111,027
Non-Qualified V (0.75)	329,309.890	23.75	7,821,110
Non-Qualified VII	751,037.192	25.78	19,361,739
Non-Qualified VIII	197,992.198	18.82	3,726,213
Non-Qualified IX	13,356.577	21.15	282,492
Non-Qualified X	10,543.149	21.94	231,317
Non-Qualified XII	6,112.310	13.50	82,516
Non-Qualified XIII	466,333.418	12.99	6,057,671
Non-Qualified XIV	725,732.350	12.47	9,049,882
Non-Qualified XV	210,935.726	12.22	2,577,635
Non-Qualified XVI	3,841.715	11.67	44,833
Non-Qualified XIX	22,578.749	11.28	254,688
Non-Qualified XX	14.153	14.06	199
Non-Qualified XXIII	17,646.792	10.19	179,821
Non-Qualified XXIV	13,012.535	10.35	134,680
	2,910,243.771		$ 52,915,823
Fidelity® VIP Growth Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	138,234.231	$ 19.06	$ 2,634,744
Non-Qualified V (0.75)	273,739.888	20.63	5,647,254
Non-Qualified IX	9,107.244	18.37	167,300
Non-Qualified X	1,420.348	19.06	27,072
Non-Qualified XII	14,503.056	12.40	179,838
Non-Qualified XX	5,952.992	14.14	84,175
Non-Qualified XXIII	7,186.779	9.81	70,502
Non-Qualified XXIV	47,222.593	9.96	470,337
	497,367.131		$ 9,281,222
Fidelity® VIP High Income Portfolio - Initial Class
Currently payable annuity contracts:	16,131.373	$13.02 to $15.25	$ 221,956

Fidelity® VIP Overseas Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	66,506.812	$ 15.21	$ 1,011,569
Non-Qualified V (0.75)	132,291.615	16.46	2,177,520
Non-Qualified IX	492.112	14.66	7,214
Non-Qualified XII	2,226.879	11.41	25,409
Non-Qualified XX	2,773.525	13.93	38,635
Non-Qualified XXIII	7,652.237	7.65	58,540
Non-Qualified XXIV	16,909.703	7.77	131,388
	228,852.883		$ 3,450,275

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Contrafund® Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	267,888.562	$ 31.45	$ 8,425,095
Non-Qualified V (0.75)	669,376.538	34.05	22,792,271
Non-Qualified VII	859,859.508	34.14	29,355,604
Non-Qualified VIII	163,404.566	27.85	4,550,817
Non-Qualified IX	16,455.508	30.31	498,766
Non-Qualified X	10,165.933	31.45	319,719
Non-Qualified XII	49,403.349	18.90	933,723
Non-Qualified XIII	807,293.433	17.45	14,087,270
Non-Qualified XIV	939,321.152	16.75	15,733,629
Non-Qualified XV	310,886.415	16.41	5,101,646
Non-Qualified XVI	5,663.668	12.99	73,571
Non-Qualified XVIII	81.691	12.34	1,008
Non-Qualified XIX	19,531.988	12.55	245,126
Non-Qualified XX	33,189.213	17.94	595,414
Non-Qualified XXIII	54,909.880	10.46	574,357
Non-Qualified XXIV	117,227.980	10.62	1,244,961
	4,324,659.384		$ 104,532,977
Fidelity® VIP Index 500 Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified VII	690,382.908	$ 24.04	$ 16,596,805
Non-Qualified VIII	104,586.413	20.42	2,135,655
	794,969.321		$ 18,732,460
Fidelity® VIP Investment Grade Bond Portfolio -
Initial Class
Contracts in accumulation period:
Non-Qualified VII	34,263.892	$ 21.62	$ 740,785

Franklin Small Cap Value Securities Fund - Class 2
Contracts in accumulation period:
Non-Qualified V	29,565.710	$ 17.87	$ 528,339
Non-Qualified V (0.75)	105,949.760	18.83	1,995,034
Non-Qualified IX	3,210.300	17.41	55,891
Non-Qualified XII	2,738.175	18.73	51,286
Non-Qualified XX	3,592.275	18.27	65,631
Non-Qualified XXIII	8,282.310	10.99	91,023
	153,338.530		$ 2,787,204

ING Balanced Portfolio - Class I
Currently payable annuity contracts:	769,098.121	$9.69 to $37.63	$ 20,621,446
Contracts in accumulation period:
Non-Qualified V	488,777.027	27.50	13,441,368
Non-Qualified V (0.75)	285,190.651	29.76	8,487,274
Non-Qualified VI	10,986.636	23.31	256,098
Non-Qualified VII	475,556.443	26.41	12,559,446
Non-Qualified VIII	93,501.270	19.06	1,782,134
Non-Qualified IX	7,939.554	26.50	210,398
Non-Qualified X	82,851.392	28.52	2,362,922

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Balanced Portfolio - Class I (continued)
Non-Qualified XI	1,417.487	$ 24.17	$ 34,261
Non-Qualified XII	4,307.083	14.04	60,471
Non-Qualified XIII	260,549.186	13.47	3,509,598
Non-Qualified XIV	263,165.457	12.93	3,402,729
Non-Qualified XV	123,111.360	12.67	1,559,821
Non-Qualified XVI	4,606.261	10.60	48,826
Non-Qualified XVIII	2,238.994	10.07	22,547
Non-Qualified XIX	3,150.349	10.24	32,260
Non-Qualified XX	4,806.153	13.67	65,700
Non-Qualified XXII	505.609	10.46	5,289
Non-Qualified XXIII	28,281.570	10.50	296,956
Non-Qualified XXIV	2,458.483	10.66	26,207
	2,912,499.086		$ 68,785,751
ING Intermediate Bond Portfolio - Class I
Currently payable annuity contracts:	392,523.133	$13.02 to $96.19	$ 11,078,444
Contracts in accumulation period:
Non-Qualified V	374,437.187	23.80	8,911,605
Non-Qualified V (0.75)	443,085.871	25.76	11,413,892
Non-Qualified VI	1,777.055	21.92	38,953
Non-Qualified VII	707,507.168	22.86	16,173,614
Non-Qualified VIII	199,406.445	19.84	3,956,224
Non-Qualified IX	3,818.797	22.94	87,603
Non-Qualified X	59,246.782	24.32	1,440,882
Non-Qualified XII	881.398	18.36	16,182
Non-Qualified XIII	983,415.792	17.88	17,583,474
Non-Qualified XIV	1,265,155.513	17.17	21,722,720
Non-Qualified XV	494,817.976	16.82	8,322,838
Non-Qualified XVI	15,257.734	16.08	245,344
Non-Qualified XIX	6,953.759	15.53	107,992
Non-Qualified XX	4,114.914	14.60	60,078
Non-Qualified XXII	1,278.682	12.53	16,022
Non-Qualified XXIII	11,679.955	12.12	141,561
Non-Qualified XXIV	18,332.415	12.30	225,489
	4,983,690.576		$ 101,542,917
ING American Funds Asset Allocation Portfolio
Contracts in accumulation period:
Non-Qualified VII	26.698	$ 9.41	$ 251
Non-Qualified VIII	475.824	9.42	4,482
Non-Qualified XIII	1,403.332	9.44	13,247
Non-Qualified XIV	2,806.086	9.42	26,433
Non-Qualified XV	7,935.799	9.41	74,676
	12,647.739		$ 119,089

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds Growth Portfolio
Currently payable annuity contracts:	155,058.237	$ 12.16	$ 1,885,508
Contracts in accumulation period:
Non-Qualified VII	7,519.841	8.72	65,573
Non-Qualified XIII	197,188.715	12.09	2,384,012
Non-Qualified XIV	254,206.843	11.83	3,007,267
Non-Qualified XV	213,821.118	11.70	2,501,707
Non-Qualified XVI	1,493.125	11.66	17,410
Non-Qualified XIX	1,194.096	11.41	13,625
	830,481.975		$ 9,875,102
ING American Funds International Portfolio
Currently payable annuity contracts:	114,155.046	$ 12.71	$ 1,450,911
Contracts in accumulation period:
Non-Qualified VII	3,674.340	7.91	29,064
Non-Qualified VIII	203.861	7.92	1,615
Non-Qualified XIII	189,029.832	12.68	2,396,898
Non-Qualified XIV	239,961.537	12.41	2,977,923
Non-Qualified XV	195,709.980	12.28	2,403,319
Non-Qualified XVI	2,036.599	12.23	24,908
Non-Qualified XIX	1,619.305	11.97	19,383
	746,390.500		$ 9,304,021
ING American Funds World Allocation Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified VII	1,176.711	$ 8.85	$ 10,414
Non-Qualified VIII	717.781	8.86	6,360
Non-Qualified XIII	12,459.952	8.88	110,644
Non-Qualified XIV	757.669	8.86	6,713
Non-Qualified XV	437.082	8.85	3,868
	15,549.195		$ 137,999
ING Artio Foreign Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	11,430.502	$ 10.52	$ 120,249
Non-Qualified V (0.75)	170,114.737	10.93	1,859,354
Non-Qualified XIII	56,904.445	6.83	388,657
Non-Qualified XIV	64,311.338	6.71	431,529
Non-Qualified XV	23,087.299	6.65	153,531
Non-Qualified XVI	498.588	6.63	3,306
Non-Qualified XIX	671.995	6.52	4,381
Non-Qualified XX	588.943	10.76	6,337
Non-Qualified XXIII	5,016.427	6.49	32,557
	332,624.274		$ 2,999,901

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Health Sciences Opportunities Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	2,443.853	$ 12.34	$ 30,157
Non-Qualified V (0.75)	27,286.214	12.76	348,172
Non-Qualified XII	324.606	12.71	4,126
Non-Qualified XX	755.671	12.59	9,514
Non-Qualified XXIII	13.581	10.17	138
	30,823.925		$ 392,107
ING BlackRock Inflation Protected Bond Portfolio -
Institutional Class
Contracts in accumulation period:
ING Select Opportunities	27,750.932	$ 11.81	$ 327,739

ING BlackRock Inflation Protected Bond Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified VII	79,309.023	$ 10.66	$ 845,434
Non-Qualified VIII	6,465.651	10.68	69,053
Non-Qualified XIII	170,842.075	10.70	1,828,010
Non-Qualified XIV	40,078.941	10.68	428,043
Non-Qualified XV	20,241.350	10.66	215,773
	316,937.040		$ 3,386,313
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
Currently payable annuity contracts:	195,478.488	$8.31 to $8.49	$ 1,624,808
Contracts in accumulation period:
Non-Qualified V	134,195.744	8.85	1,187,632
Non-Qualified V (0.75)	223,453.305	9.06	2,024,487
Non-Qualified VII	595,597.829	8.26	4,919,638
Non-Qualified VIII	63,255.372	8.31	525,652
Non-Qualified IX	8,480.224	8.74	74,117
Non-Qualified X	8,561.313	8.85	75,768
Non-Qualified XII	4,128.604	9.04	37,323
Non-Qualified XIII	431,012.713	8.43	3,633,437
Non-Qualified XIV	567,416.183	8.31	4,715,228
Non-Qualified XV	247,805.981	8.26	2,046,877
Non-Qualified XVI	1,878.240	8.24	15,477
Non-Qualified XIX	1,025.969	8.12	8,331
Non-Qualified XX	888.149	8.98	7,976
Non-Qualified XXIII	6,644.096	10.26	68,168
Non-Qualified XXIV	3,089.989	10.41	32,167
	2,492,912.199		$ 20,997,086

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Clarion Global Real Estate Portfolio -
Institutional Class
Contracts in accumulation period:
Non-Qualified V	12,236.257	$ 9.52	$ 116,489
Non-Qualified V (0.75)	125,810.967	9.68	1,217,850
Non-Qualified IX	2,302.539	9.44	21,736
Non-Qualified XII	23,996.854	9.67	232,050
Non-Qualified XXIII	199.778	9.70	1,938
	164,546.395		$ 1,590,063
ING Clarion Global Real Estate Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified XIII	32,948.456	$ 10.40	$ 342,664
Non-Qualified XIV	32,602.421	10.22	333,197
Non-Qualified XV	17,969.527	10.13	182,031
	83,520.404		$ 857,892
ING Clarion Real Estate Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	27,091.348	$ 11.13	$ 301,527
Non-Qualified V (0.75)	169,795.695	11.45	1,944,161
Non-Qualified IX	2,967.004	10.97	32,548
Non-Qualified XII	1,604.540	11.41	18,308
Non-Qualified XX	13,690.906	11.32	154,981
Non-Qualified XXII	336.217	10.94	3,678
Non-Qualified XXIII	2,082.550	11.99	24,970
	217,568.260		$ 2,480,173

ING FMRSM Diversified Mid Cap Portfolio -
Institutional Class
Currently payable annuity contracts:	156,384.432	$ 10.48	$ 1,638,909
Contracts in accumulation period:
Non-Qualified VII	355,750.234	10.31	3,667,785
Non-Qualified VIII	90,053.812	10.40	936,560
Non-Qualified XIII	243,530.951	10.58	2,576,557
Non-Qualified XIV	281,128.756	10.40	2,923,739
Non-Qualified XV	118,023.367	10.31	1,216,821
Non-Qualified XVI	3,140.095	10.28	32,280
Non-Qualified XIX	1,694.551	10.10	17,115
	1,249,706.198		$ 13,009,766
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	10,700.119	$ 13.61	$ 145,629
Non-Qualified V (0.75)	78,983.241	14.07	1,111,294
Non-Qualified IX	1,381.552	13.38	18,485
Non-Qualified XII	1,103.730	14.02	15,474
Non-Qualified XX	11,653.398	13.88	161,749
Non-Qualified XXIII	3,982.811	10.43	41,541
	107,804.851		$ 1,494,172

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Franklin Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified VII	7,564.076	$ 9.52	$ 72,010
Non-Qualified VIII	4,396.735	9.53	41,901
Non-Qualified XIII	131,562.583	11.60	1,526,126
Non-Qualified XIV	140,723.098	11.40	1,604,243
Non-Qualified XV	96,278.039	11.30	1,087,942
Non-Qualified XIX	713.813	11.08	7,909
	381,238.344		$ 4,340,131
ING Franklin Mutual Shares Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified VII	1,132.542	$ 9.22	$ 10,442
Non-Qualified VIII	918.281	9.23	8,476
Non-Qualified XIII	55,719.285	10.00	557,193
Non-Qualified XIV	54,083.618	9.86	533,264
Non-Qualified XV	28,469.073	9.79	278,712
Non-Qualified XVI	466.512	9.76	4,553
Non-Qualified XIX	3,229.375	9.63	31,099
	144,018.686		$ 1,423,739
ING Global Resources Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	97,851.696	$ 11.48	$ 1,123,337
Non-Qualified V (0.75)	224,977.070	11.78	2,650,230
Non-Qualified VII	35,088.082	12.01	421,408
Non-Qualified IX	4,384.287	11.33	49,674
Non-Qualified X	2,441.706	11.48	28,031
Non-Qualified XII	17,482.032	11.75	205,414
Non-Qualified XIII	64,723.214	11.34	733,961
Non-Qualified XIV	61,380.121	11.15	684,388
Non-Qualified XV	24,262.548	11.05	268,101
Non-Qualified XIX	1,391.620	10.83	15,071
Non-Qualified XX	907.079	11.66	10,577
Non-Qualified XXIII	18,906.671	9.22	174,320
	553,796.126		$ 6,364,512
ING Invesco Van Kampen Growth and Income
Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	20,832.144	$ 11.27	$ 234,778
Non-Qualified V (0.75)	48,307.222	11.65	562,779
Non-Qualified IX	3,524.495	11.08	39,051
Non-Qualified XXIII	1,713.427	10.40	17,820
	74,377.288		$ 854,428

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
Contracts in accumulation period:
Non-Qualified VII	159,758.425	$ 15.83	$ 2,528,976
Non-Qualified VIII	21,530.342	15.98	344,055
Non-Qualified XIII	83,105.186	12.55	1,042,970
Non-Qualified XIV	100,311.698	12.34	1,237,846
Non-Qualified XV	34,255.702	12.23	418,947
Non-Qualified XVI	1,299.501	12.20	15,854
Non-Qualified XIX	409.771	11.99	4,913
	400,670.625		$ 5,593,561
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	37,898.789	$ 19.22	$ 728,415
Non-Qualified V (0.75)	238,092.933	19.87	4,730,907
Non-Qualified IX	11,124.612	18.90	210,255
Non-Qualified XII	5,530.561	19.81	109,560
Non-Qualified XX	4,410.333	19.61	86,487
Non-Qualified XXIII	14,848.037	9.70	144,026
	311,905.265		$ 6,009,650
ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
Contracts in accumulation period:
Non-Qualified VII	822.587	$ 8.89	$ 7,313
Non-Qualified VIII	512.728	8.90	4,563
Non-Qualified XIII	64,301.426	14.02	901,506
Non-Qualified XIV	65,710.017	13.74	902,856
Non-Qualified XV	25,769.805	13.60	350,469
Non-Qualified XVI	138.514	13.55	1,877
Non-Qualified XIX	959.166	13.28	12,738
	158,214.243		$ 2,181,322
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	4,307.593	$ 13.40	$ 57,722
Non-Qualified V (0.75)	7,404.125	13.85	102,547
Non-Qualified XII	1,351.032	13.81	18,658
Non-Qualified XX	396.070	13.67	5,414
Non-Qualified XXIII	208.936	11.48	2,399
	13,667.756		$ 186,740
ING Large Cap Growth Portfolio - Institutional Class
Currently payable annuity contracts:	117,154.438	$13.92 to $14.47	$ 1,694,070
Contracts in accumulation period:
Non-Qualified V	233,344.033	10.30	2,403,444
Non-Qualified V (0.75)	266,699.983	10.35	2,760,345
Non-Qualified VII	825,863.119	13.49	11,140,893
Non-Qualified VIII	61,282.999	13.62	834,674

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Large Cap Growth Portfolio - Institutional Class
(continued)
Non-Qualified IX	5,821.106	$ 10.27	$ 59,783
Non-Qualified X	7,085.215	10.30	72,978
Non-Qualified XII	12,267.513	10.35	126,969
Non-Qualified XIII	167,708.438	15.49	2,597,804
Non-Qualified XIV	250,129.246	15.18	3,796,962
Non-Qualified XV	100,533.597	15.03	1,511,020
Non-Qualified XVI	693.884	14.97	10,387
Non-Qualified XIX	37.898	14.67	556
Non-Qualified XX	4,235.759	10.33	43,755
Non-Qualified XXIII	21,060.376	10.36	218,185
Non-Qualified XXIV	376.691	10.40	3,918
	2,074,294.295		$ 27,275,743
ING Large Cap Value Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified V	97,487.934	$ 8.43	$ 821,823
Non-Qualified V (0.75)	358,080.029	8.67	3,104,554
Non-Qualified IX	8,424.337	8.31	70,006
Non-Qualified XII	21,532.477	8.65	186,256
Non-Qualified XX	9,578.380	8.58	82,183
Non-Qualified XXIII	10,089.432	10.50	105,939
Non-Qualified XXIV	36,141.805	10.66	385,272
	541,334.394		$ 4,756,033
ING Large Cap Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified VIII	872.812	$ 10.07	$ 8,789
Non-Qualified XIII	13,967.432	10.10	141,071
Non-Qualified XIV	15,521.132	10.07	156,298
Non-Qualified XV	12,447.516	10.05	125,098
	42,808.892		$ 431,256
ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	19,141.103	$ 11.48	$ 219,740
Non-Qualified V (0.75)	69,537.709	11.87	825,413
Non-Qualified VII	12,000.570	9.05	108,605
Non-Qualified IX	2,784.293	11.29	31,435
Non-Qualified XII	2,319.019	11.83	27,434
Non-Qualified XIII	3,936.424	9.99	39,325
Non-Qualified XIV	22,731.655	9.82	223,225
Non-Qualified XV	7,556.552	9.73	73,525
Non-Qualified XXIII	2,087.844	10.56	22,048
	142,095.169		$ 1,570,750

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Total Return Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified VII	724,958.861	$ 11.56	$ 8,380,524
Non-Qualified VIII	203,368.023	11.68	2,375,339
Non-Qualified XIII	661,258.231	11.92	7,882,198
Non-Qualified XIV	805,593.077	11.68	9,409,327
Non-Qualified XV	373,214.610	11.56	4,314,361
Non-Qualified XVI	13,796.959	11.52	158,941
Non-Qualified XIX	9,733.633	11.29	109,893
	2,791,923.394		$ 32,630,583
ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	4,273.184	$ 13.89	$ 59,355
Non-Qualified V (0.75)	46,239.422	14.51	670,934
Non-Qualified XII	10,020.675	14.44	144,699
Non-Qualified XX	771.973	14.26	11,008
	61,305.254		$ 885,996
ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	37,796.023	$ 17.64	$ 666,722
Non-Qualified V (0.75)	104,754.954	18.24	1,910,730
Non-Qualified IX	3,663.009	17.35	63,553
Non-Qualified XII	1,998.125	18.18	36,326
Non-Qualified XX	1,742.113	18.00	31,358
Non-Qualified XXIII	5,632.227	10.95	61,673
	155,586.451		$ 2,770,362
ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	13,400.112	$ 15.05	$ 201,672
Non-Qualified V (0.75)	111,940.860	15.56	1,741,800
Non-Qualified VII	133,441.311	14.94	1,993,613
Non-Qualified VIII	9,680.176	15.09	146,074
Non-Qualified IX	4,018.266	14.80	59,470
Non-Qualified XII	458.135	15.51	7,106
Non-Qualified XX	447.842	15.35	6,874
Non-Qualified XXIII	3,598.277	13.96	50,232
	276,984.979		$ 4,206,841
ING PIMCO Total Return Bond Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified VII	75,592.236	$ 10.02	$ 757,434
Non-Qualified VIII	4,652.001	10.03	46,660
Non-Qualified XIII	48,638.209	10.05	488,814
Non-Qualified XIV	37,113.608	10.03	372,249
Non-Qualified XV	31,196.594	10.02	312,590
Non-Qualified XVI	2,661.885	10.01	26,645
	199,854.533		$ 2,004,392

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Fund Portfolio - Institutional Class
Currently payable annuity contracts:	142,317.072	$10.05 to $11.39	$ 1,619,242
Contracts in accumulation period:
Non-Qualified V	5,724.983	9.67	55,361
Non-Qualified V (0.75)	15,313.505	9.95	152,369
Non-Qualified XIII	126,737.139	11.62	1,472,686
Non-Qualified XIV	252,371.746	11.39	2,874,514
Non-Qualified XV	155,616.772	11.27	1,753,801
Non-Qualified XIX	2,104.363	11.01	23,169
	700,185.580		$ 7,951,142
ING Pioneer Mid Cap Value Portfolio - Institutional
Class
Contracts in accumulation period:
Non-Qualified V	29,013.996	$ 9.96	$ 288,979
Non-Qualified V (0.75)	124,183.079	10.25	1,272,877
Non-Qualified IX	11,427.214	9.82	112,215
Non-Qualified XII	21,212.553	10.22	216,792
Non-Qualified XX	9,028.645	10.14	91,550
Non-Qualified XXIII	11,449.977	10.30	117,935
	206,315.464		$ 2,100,348
ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	22,824.564	$ 9.98	$ 227,789
Non-Qualified XIV	23,264.724	9.81	228,227
Non-Qualified XV	8,349.954	9.72	81,162
Non-Qualified XVI	3,509.831	9.69	34,010
Non-Qualified XIX	835.974	9.53	7,967
	58,785.047		$ 579,155
ING Retirement Conservative Portfolio - Adviser
Class
Contracts in accumulation period:
Non-Qualified VII	53,772.557	$ 10.05	$ 540,414
Non-Qualified VIII	410.002	10.06	4,125
Non-Qualified XIII	6,476.881	10.08	65,287
Non-Qualified XIV	15,911.127	10.06	160,066
Non-Qualified XV	7,541.345	10.05	75,791
	84,111.912		$ 845,683
ING Retirement Growth Portfolio - Adviser Class
Contracts in accumulation period:
Non-Qualified VII	2,635.380	$ 9.19	$ 24,219
Non-Qualified XIII	147,463.503	10.15	1,496,755
Non-Qualified XIV	173,888.231	10.08	1,752,793
Non-Qualified XV	129,504.426	10.05	1,301,519
	453,491.540		$ 4,575,286

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Retirement Moderate Growth Portfolio -
Adviser Class
Contracts in accumulation period:
Non-Qualified VII	2,563.925	$ 9.38	$ 24,050
Non-Qualified XIII	125,950.234	10.51	1,323,737
Non-Qualified XIV	258,644.607	10.44	2,700,250
Non-Qualified XV	123,873.411	10.40	1,288,283
	511,032.177		$ 5,336,320
ING Retirement Moderate Portfolio - Adviser Class
Contracts in accumulation period:
Non-Qualified VII	2,707.370	$ 9.65	$ 26,126
Non-Qualified XIII	139,397.159	10.83	1,509,671
Non-Qualified XIV	233,433.032	10.76	2,511,739
Non-Qualified XV	217,750.707	10.72	2,334,288
	593,288.268		$ 6,381,824
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	165,706.751	$ 13.76	$ 2,280,125
Non-Qualified V (0.75)	564,442.937	14.22	8,026,379
Non-Qualified VII	41,627.358	9.61	400,039
Non-Qualified VIII	10,395.620	9.62	100,006
Non-Qualified IX	28,522.510	13.53	385,910
Non-Qualified XII	21,838.318	14.18	309,667
Non-Qualified XIII	12,020.090	9.64	115,874
Non-Qualified XIV	2,648.630	9.62	25,480
Non-Qualified XV	3,427.816	9.61	32,941
Non-Qualified XX	46,866.097	14.03	657,531
Non-Qualified XXIII	2,585.036	11.62	30,038
	900,081.163		$ 12,363,990
ING T. Rowe Price Equity Income Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	40,714.755	$ 14.78	$ 601,764
Non-Qualified V (0.75)	182,881.476	15.44	2,823,690
Non-Qualified IX	1,841.427	15.38	28,321
Non-Qualified XIII	81,846.595	9.96	815,192
Non-Qualified XIV	60,559.047	9.79	592,873
Non-Qualified XV	44,522.492	9.71	432,313
Non-Qualified XVI	4,690.669	9.68	45,406
Non-Qualified XX	15,273.139	15.17	231,694
Non-Qualified XXIII	5,264.539	10.48	55,172
	437,594.139		$ 5,626,425

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price International Stock Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	16,643.718	$ 11.95	$ 198,892
Non-Qualified V (0.75)	61,479.032	12.35	759,266
Non-Qualified VII	114,234.989	8.32	950,435
Non-Qualified VIII	5,410.734	8.39	45,396
Non-Qualified IX	3,064.037	11.75	36,002
Non-Qualified XII	4,393.287	12.31	54,081
Non-Qualified XIII	35,327.696	12.19	430,645
Non-Qualified XIV	68,016.398	11.94	812,116
Non-Qualified XV	12,961.430	11.82	153,204
Non-Qualified XVI	1,000.749	11.78	11,789
Non-Qualified XX	357.986	12.19	4,364
Non-Qualified XXIII	2,463.967	8.09	19,933
	325,354.023		$ 3,476,123
ING Templeton Global Growth Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified XIII	11,290.944	$ 8.82	$ 99,586
Non-Qualified XIV	18,154.415	8.67	157,399
Non-Qualified XV	4,621.655	8.60	39,746
	34,067.014		$ 296,731
ING U.S. Stock Index Portfolio - Service Class
Contracts in accumulation period:
ING Select Opportunities	4,881.122	$ 11.77	$ 57,451

ING Money Market Portfolio - Class I
Currently payable annuity contracts:	496,195.483	$10.86 to $12.56	$ 6,214,476
Contracts in accumulation period:
Non-Qualified V	166,460.827	14.92	2,483,596
Non-Qualified V (0.75)	662,251.919	16.15	10,695,368
Non-Qualified VI	3,097.105	14.68	45,466
Non-Qualified VII	1,518,733.317	14.49	22,006,446
Non-Qualified VIII	236,426.954	13.36	3,158,664
Non-Qualified IX	7,422.189	14.38	106,731
Non-Qualified X	43,101.566	14.92	643,075
Non-Qualified XII	44,855.909	13.03	584,472
Non-Qualified XIII	932,905.274	12.72	11,866,555
Non-Qualified XIV	1,468,021.830	12.22	17,939,227
Non-Qualified XV	538,533.098	11.97	6,446,241
Non-Qualified XVI	4,370.502	10.91	47,682
Non-Qualified XIX	17,128.843	10.54	180,538
Non-Qualified XX	1,714.913	11.01	18,881
Non-Qualified XXII	170.888	10.55	1,803
Non-Qualified XXIII	6,435.778	9.91	63,779
Non-Qualified XXIV	8,503.583	10.05	85,461
	6,156,329.978		$ 82,588,461

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Money Market Portfolio - Class S
Contracts in accumulation period:
ING Select Opportunities	27,782.944	$ 9.84	$ 273,384

ING American Century Small-Mid Cap Value
Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	12,466.591	$ 16.90	$ 210,685
Non-Qualified V (0.75)	48,787.126	17.74	865,484
Non-Qualified XII	5,675.202	17.65	100,167
Non-Qualified XX	3,995.471	19.97	79,790
Non-Qualified XXIII	524.663	12.36	6,485
Non-Qualified XXIV	38,074.644	12.55	477,837
	109,523.697		$ 1,740,448
ING Baron Small Cap Growth Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	29,433.115	$ 17.87	$ 525,970
Non-Qualified V (0.75)	115,749.797	18.76	2,171,466
Non-Qualified VII	11,812.794	9.18	108,441
Non-Qualified IX	3,340.862	17.44	58,265
Non-Qualified XII	3,736.187	18.67	69,755
Non-Qualified XIII	19,840.313	10.51	208,522
Non-Qualified XIV	39,832.732	10.33	411,472
Non-Qualified XV	12,690.444	10.24	129,950
Non-Qualified XVI	1,513.632	10.21	15,454
Non-Qualified XX	4,135.217	20.46	84,607
Non-Qualified XXIII	5,584.805	11.90	66,459
	247,669.898		$ 3,850,361
ING Columbia Small Cap Value II Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	1,629.331	$ 9.76	$ 15,902
Non-Qualified V (0.75)	16,261.803	10.04	163,269
Non-Qualified XII	2,337.561	10.01	23,399
Non-Qualified XIII	5,975.146	9.92	59,273
Non-Qualified XIV	12,486.225	9.75	121,741
Non-Qualified XV	6,477.553	9.67	62,638
	45,167.619		$ 446,222
ING Davis New York Venture Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	11,199.913	$ 10.99	$ 123,087
Non-Qualified V (0.75)	76,566.268	11.54	883,575
Non-Qualified IX	112.522	10.47	1,178
Non-Qualified XIII	13,455.077	9.32	125,401
Non-Qualified XIV	48,290.766	9.16	442,343
Non-Qualified XV	46,790.713	9.08	424,860
Non-Qualified XVI	1,043.266	9.05	9,442

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Davis New York Venture Portfolio - Service
Class (continued)
Non-Qualified XX	3.350	$ 13.54	$ 45
Non-Qualified XXIII	3,287.290	9.81	32,248
	200,749.165		$ 2,042,179
ING Global Bond Portfolio - Initial Class
Currently payable annuity contracts:	222,746.493	$12.79 to $14.09	$ 3,044,654
Contracts in accumulation period:
Non-Qualified V	189,713.007	13.51	2,563,023
Non-Qualified V (0.75)	378,788.537	13.99	5,299,252
Non-Qualified VII	595,964.345	13.51	8,051,478
Non-Qualified VIII	145,157.505	13.65	1,981,400
Non-Qualified IX	1,209.377	13.28	16,061
Non-Qualified X	2,838.008	13.51	38,341
Non-Qualified XII	2,745.516	13.94	38,272
Non-Qualified XIII	407,118.248	13.93	5,671,157
Non-Qualified XIV	527,820.574	13.65	7,204,751
Non-Qualified XV	225,089.865	13.51	3,040,964
Non-Qualified XVI	9,705.175	13.46	130,632
Non-Qualified XIX	5,206.974	13.19	68,680
Non-Qualified XX	15,964.035	13.80	220,304
Non-Qualified XXIII	13,531.041	11.91	161,155
Non-Qualified XXIV	12,236.844	12.09	147,943
	2,755,835.544		$ 37,678,067
ING Global Bond Portfolio - Service Class
Currently payable annuity contracts:	10,934.358	$ 13.38	$ 146,302

ING Invesco Van Kampen Comstock Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	4,412.551	$ 12.12	$ 53,480
Non-Qualified V (0.75)	50,605.917	12.72	643,707
Non-Qualified IX	1,257.858	11.83	14,880
Non-Qualified XX	4,236.631	14.45	61,219
Non-Qualified XXIII	3,771.491	10.51	39,638
	64,284.448		$ 812,924
ING Invesco Van Kampen Equity and Income
Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	226,930.870	$ 12.08	$ 2,741,325
Non-Qualified V (0.75)	394,180.204	12.51	4,931,194
Non-Qualified VII	967,008.765	12.18	11,778,167
Non-Qualified VIII	241,018.346	12.31	2,966,936
Non-Qualified IX	1,973.411	11.88	23,444
Non-Qualified X	3,905.531	12.08	47,179
Non-Qualified XII	428.973	12.46	5,345
Non-Qualified XIII	886,983.814	12.56	11,140,517
Non-Qualified XIV	975,223.181	12.31	12,004,997
Non-Qualified XV	352,054.741	12.18	4,288,027
Non-Qualified XVI	7,398.126	12.14	89,813

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Invesco Van Kampen Equity and Income
Portfolio - Initial Class (continued)
Non-Qualified XIX	6,091.006	$ 11.89	$ 72,422
Non-Qualified XX	13,540.998	12.33	166,961
Non-Qualified XXIII	4,895.161	11.20	54,826
Non-Qualified XXIV	36,538.763	11.37	415,446
	4,118,171.890		$ 50,726,599
ING JPMorgan Mid Cap Value Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	27,188.730	$ 17.51	$ 476,075
Non-Qualified V (0.75)	47,475.813	18.38	872,605
Non-Qualified IX	2,526.683	17.09	43,181
Non-Qualified XII	2,454.335	18.29	44,890
Non-Qualified XX	7,821.245	20.29	158,693
Non-Qualified XXIII	4,029.191	11.60	46,739
Non-Qualified XXIV	19,488.257	11.77	229,377
	110,984.254		$ 1,871,560
ING Oppenheimer Global Portfolio - Initial Class
Currently payable annuity contracts:	213,180.390	$12.05 to $12.17	$ 2,568,843
Contracts in accumulation period:
Non-Qualified V	426,452.036	12.07	5,147,276
Non-Qualified V (0.75)	1,071,060.544	12.50	13,388,257
Non-Qualified VII	2,053,859.989	12.32	25,303,555
Non-Qualified VIII	311,025.337	12.45	3,872,265
Non-Qualified IX	23,735.449	11.87	281,740
Non-Qualified X	16,286.418	12.07	196,577
Non-Qualified XII	14,525.296	12.45	180,840
Non-Qualified XIII	703,200.284	12.70	8,930,644
Non-Qualified XIV	723,857.667	12.45	9,012,028
Non-Qualified XV	246,607.735	12.32	3,038,207
Non-Qualified XVI	3,192.734	12.28	39,207
Non-Qualified XVIII	63.500	11.91	756
Non-Qualified XIX	1,875.126	12.03	22,558
Non-Qualified XX	23,444.287	12.32	288,834
Non-Qualified XXIII	65,487.544	10.20	667,973
Non-Qualified XXIV	50,293.567	10.35	520,538
	5,948,147.903		$ 73,460,098
ING PIMCO Total Return Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	148,554.601	$ 15.07	$ 2,238,718
Non-Qualified V (0.75)	615,323.013	15.82	9,734,410
Non-Qualified IX	31,916.063	14.71	469,485
Non-Qualified XII	8,356.292	15.75	131,612
Non-Qualified XX	10,648.347	15.17	161,535
Non-Qualified XXIII	21,106.820	12.20	257,503
	835,905.136		$ 12,993,263

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer High Yield Portfolio - Initial Class
Currently payable annuity contracts:	145,683.996	$ 13.87	$ 2,020,637
Contracts in accumulation period:
Non-Qualified V	15,846.865	14.70	232,949
Non-Qualified V (0.75)	61,916.474	15.12	936,177
Non-Qualified VII	271,829.031	13.70	3,724,058
Non-Qualified VIII	53,716.017	13.77	739,670
Non-Qualified XII	2,402.080	15.08	36,223
Non-Qualified XIII	177,613.443	13.91	2,470,603
Non-Qualified XIV	327,218.184	13.77	4,505,794
Non-Qualified XV	104,964.713	13.70	1,438,017
Non-Qualified XVI	3,232.218	13.67	44,184
Non-Qualified XIX	1,914.054	13.53	25,897
Non-Qualified XX	2,427.995	14.95	36,299
Non-Qualified XXIII	3,478.684	14.04	48,841
	1,172,243.754		$ 16,259,349
ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	37,582.543	$ 11.34	$ 426,186
Non-Qualified V (0.75)	202,320.033	11.73	2,373,214
Non-Qualified IX	11,587.039	11.16	129,311
Non-Qualified XXIII	26,643.424	10.48	279,223
	278,133.039		$ 3,207,934
ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	3,983.465	$ 10.93	$ 43,539
Non-Qualified V (0.75)	98,106.691	11.31	1,109,587
Non-Qualified IX	10,773.815	10.75	115,819
Non-Qualified XX	2,556.151	11.16	28,527
Non-Qualified XXIII	64,955.925	10.09	655,405
Non-Qualified XXIV	20,169.322	10.24	206,534
	200,545.369		$ 2,159,411
ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	18,137.738	$ 10.90	$ 197,701
Non-Qualified V (0.75)	125,547.429	11.27	1,414,920
Non-Qualified XXIII	171,450.456	9.89	1,695,645
Non-Qualified XXIV	9,373.742	10.04	94,112
	324,509.365		$ 3,402,378
ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	17,388.627	$ 10.86	$ 188,840
Non-Qualified V (0.75)	23,196.232	11.23	260,494
Non-Qualified IX	318.643	10.68	3,403
Non-Qualified XX	405.186	11.08	4,489
Non-Qualified XXIII	84,890.705	9.65	819,195
Non-Qualified XXIV	15,044.738	9.80	147,438
	141,244.131		$ 1,423,859

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	52.623	$ 11.60	$ 610
Non-Qualified V (0.75)	75,395.536	11.99	903,992
Non-Qualified XXIII	15,335.083	10.94	167,766
	90,783.242		$ 1,072,368
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	367,412.091	$ 13.12	$ 4,820,447
Non-Qualified V (0.75)	486,265.203	13.58	6,603,481
Non-Qualified VII	696,878.831	13.69	9,540,271
Non-Qualified VIII	111,253.231	13.83	1,538,632
Non-Qualified IX	12,333.024	12.89	158,973
Non-Qualified X	12,047.414	13.12	158,062
Non-Qualified XII	15,122.005	13.53	204,601
Non-Qualified XIII	569,118.486	14.11	8,030,262
Non-Qualified XIV	487,415.933	13.83	6,740,962
Non-Qualified XV	219,249.229	13.69	3,001,522
Non-Qualified XVI	603.658	13.64	8,234
Non-Qualified XIX	937.450	13.36	12,524
Non-Qualified XX	6,367.900	13.39	85,266
Non-Qualified XXIII	34,166.300	11.18	381,979
Non-Qualified XXIV	12,095.725	11.35	137,286
	3,031,266.480		$ 41,422,502
ING T. Rowe Price Growth Equity Portfolio - Initial
Class
Currently payable annuity contracts:	246,055.480	$12.27 to $15.74	$ 3,857,995
Contracts in accumulation period:
Non-Qualified V	84,085.998	23.63	1,986,952
Non-Qualified V (0.75)	161,435.044	25.58	4,129,508
Non-Qualified VII	536,640.356	29.43	15,793,326
Non-Qualified VIII	63,690.454	21.70	1,382,083
Non-Qualified IX	5,628.628	22.77	128,164
Non-Qualified X	16,021.926	23.63	378,598
Non-Qualified XII	7,269.763	15.07	109,555
Non-Qualified XIII	19,419.960	9.20	178,664
Non-Qualified XIV	14,736.649	9.18	135,282
Non-Qualified XV	595.152	9.17	5,458
Non-Qualified XX	2,415.630	16.33	39,447
Non-Qualified XXIII	22,316.655	10.74	239,681
Non-Qualified XXIV	26,484.228	10.90	288,678
	1,206,795.923		$ 28,653,391

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Templeton Foreign Equity Portfolio - Initial
Class
Currently payable annuity contracts:	146,729.052	$7.61 to $7.74	$ 1,117,356
Contracts in accumulation period:
Non-Qualified V	338,356.432	7.66	2,591,810
Non-Qualified V (0.75)	314,159.128	7.81	2,453,583
Non-Qualified VII	175,457.406	7.58	1,329,967
Non-Qualified VIII	30,707.493	7.62	233,991
Non-Qualified IX	8,509.291	7.59	64,586
Non-Qualified X	2,003.540	7.66	15,347
Non-Qualified XII	3,904.684	7.79	30,417
Non-Qualified XIII	244,558.822	7.71	1,885,549
Non-Qualified XIV	451,593.016	7.62	3,441,139
Non-Qualified XV	125,644.942	7.58	952,389
Non-Qualified XVIII	108.661	7.44	808
Non-Qualified XIX	4,592.820	7.48	34,354
Non-Qualified XX	1,361.612	7.75	10,552
Non-Qualified XXIII	10,712.843	8.60	92,130
Non-Qualified XXIV	9,108.696	8.73	79,519
	1,867,508.438		$ 14,333,497
ING Thornburg Value Portfolio - Initial Class
Currently payable annuity contracts:	123,192.882	$10.56 to $15.84	$ 1,939,482
Contracts in accumulation period:
Non-Qualified V	73,470.470	25.99	1,909,498
Non-Qualified V (0.75)	56,998.095	28.13	1,603,356
Non-Qualified VII	165,468.502	12.09	2,000,514
Non-Qualified VIII	36,153.650	12.35	446,498
Non-Qualified IX	2,937.078	25.05	73,574
Non-Qualified X	3,189.831	25.99	82,904
Non-Qualified XIII	167,073.743	10.31	1,722,530
Non-Qualified XIV	193,664.795	9.89	1,915,345
Non-Qualified XV	50,186.003	9.69	486,302
Non-Qualified XVI	3,614.291	6.11	22,083
Non-Qualified XIX	3,155.978	5.91	18,652
Non-Qualified XX	375.388	13.33	5,004
Non-Qualified XXIII	7,384.027	9.85	72,733
	886,864.733		$ 12,298,475
ING UBS U.S. Large Cap Equity Portfolio - Initial
Class
Contracts in accumulation period:
Non-Qualified V	125,971.978	$ 14.77	$ 1,860,606
Non-Qualified V (0.75)	102,790.228	15.99	1,643,616
Non-Qualified VI	12,652.642	12.58	159,170
Non-Qualified VII	357,985.953	14.33	5,129,939
Non-Qualified VIII	60,653.676	10.04	608,963
Non-Qualified IX	9,467.746	14.24	134,821
Non-Qualified X	40,652.585	14.77	600,439
Non-Qualified XI	2,537.795	12.58	31,925
Non-Qualified XIII	81,465.375	10.03	817,098

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING UBS U.S. Large Cap Equity Portfolio - Initial
Class (continued)
Non-Qualified XIV	132,581.877	$ 9.63	$ 1,276,763
Non-Qualified XV	47,950.263	9.43	452,171
Non-Qualified XVI	1,345.149	7.04	9,470
Non-Qualified XIX	62.384	6.80	424
Non-Qualified XX	243.982	13.81	3,369
Non-Qualified XXIII	7,335.597	9.88	72,476
	983,697.230		$ 12,801,250
ING Strategic Allocation Conservative Portfolio -
Class I
Currently payable annuity contracts:	129,040.056	$ 16.47	$ 2,125,290
Contracts in accumulation period:
Non-Qualified V	19,825.938	18.65	369,754
Non-Qualified V (0.75)	21,525.247	20.19	434,595
Non-Qualified VII	195,931.905	18.17	3,560,083
Non-Qualified VIII	62,414.470	17.27	1,077,898
Non-Qualified IX	847.070	17.97	15,222
Non-Qualified XXIII	647.806	10.83	7,016
	430,232.492		$ 7,589,858
ING Strategic Allocation Growth Portfolio - Class I
Currently payable annuity contracts:	101,598.336	$8.81 to $12.40	$ 1,248,133
Contracts in accumulation period:
Non-Qualified V	32,033.271	18.05	578,201
Non-Qualified V (0.75)	109,348.943	19.54	2,136,678
Non-Qualified VII	156,453.847	17.58	2,750,459
Non-Qualified VIII	31,504.785	15.94	502,186
Non-Qualified IX	2,813.179	17.40	48,949
Non-Qualified X	3,997.793	19.00	75,958
Non-Qualified XX	4,518.033	13.38	60,451
Non-Qualified XXIII	13,506.761	9.87	133,312
Non-Qualified XXIV	1,596.776	10.02	16,000
	457,371.724		$ 7,550,327
ING Strategic Allocation Moderate Portfolio - Class I
Currently payable annuity contracts:	182,832.689	$9.67 to $12.98	$ 2,368,898
Contracts in accumulation period:
Non-Qualified V	37,478.243	18.23	683,228
Non-Qualified V (0.75)	51,491.587	19.73	1,015,929
Non-Qualified VII	247,021.976	17.76	4,387,110
Non-Qualified VIII	60,674.495	16.39	994,455
Non-Qualified X	1,286.748	19.18	24,680
Non-Qualified XXIII	2,023.691	10.36	20,965
Non-Qualified XXIV	9,655.694	10.51	101,481
	592,465.123		$ 9,596,746
ING Growth and Income Portfolio - Class A
Currently payable annuity contracts:	157,063.713	$ 10.15	$ 1,594,197

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Growth and Income Portfolio - Class I
Currently payable annuity contracts:	971,140.421	$7.15 to $289.30	$ 48,813,978
Contracts in accumulation period:
Non-Qualified 1964	958.657	243.68	233,606
Non-Qualified V	1,184,268.060	22.70	26,882,885
Non-Qualified V (0.75)	1,982,828.242	24.57	48,718,090
Non-Qualified VI	338,313.581	21.42	7,246,677
Non-Qualified VII	1,045,363.138	22.17	23,175,701
Non-Qualified VIII	280,302.931	15.12	4,238,180
Non-Qualified IX	43,314.829	21.88	947,728
Non-Qualified X	430,310.045	23.54	10,129,498
Non-Qualified XI	4,078.949	22.22	90,634
Non-Qualified XII	7,588.569	9.86	74,823
Non-Qualified XIII	1,179,424.672	9.36	11,039,415
Non-Qualified XIV	1,181,265.861	8.99	10,619,580
Non-Qualified XV	537,928.523	8.81	4,739,150
Non-Qualified XVI	2,860.545	7.84	22,427
Non-Qualified XVIII	3,334.790	7.44	24,811
Non-Qualified XIX	13,681.643	7.57	103,570
Non-Qualified XX	18,131.839	14.02	254,208
Non-Qualified XXII	2,015.083	10.50	21,158
Non-Qualified XXIII	101,211.054	10.36	1,048,547
Non-Qualified XXIV	30,784.025	10.52	323,848
	9,359,105.457		$ 198,748,514
ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Non-Qualified VII	73,945.631	$ 10.02	$ 740,935
Non-Qualified VIII	2,532.349	10.13	25,653
Non-Qualified XIII	142,854.951	10.35	1,478,549
Non-Qualified XIV	229,590.073	10.13	2,325,747
Non-Qualified XV	263,816.992	10.02	2,643,446
	712,739.996		$ 7,214,330
ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Non-Qualified VII	84,948.068	$ 10.03	$ 852,029
Non-Qualified VIII	7,304.901	10.15	74,145
Non-Qualified XIII	203,885.047	10.33	2,106,133
Non-Qualified XIV	156,449.585	10.12	1,583,270
Non-Qualified XV	174,850.044	10.02	1,751,997
	627,437.645		$ 6,367,574
ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Non-Qualified VII	14,663.712	$ 10.14	$ 148,690
Non-Qualified XIII	136,113.159	10.43	1,419,660
Non-Qualified XIV	180,495.636	10.23	1,846,470
Non-Qualified XIX	101.116	9.90	1,001
Non-Qualified XV	142,091.286	10.13	1,439,385
	473,464.909		$ 4,855,206

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Non-Qualified VII	8,014.024	$ 10.08	$ 80,781
Non-Qualified VIII	10,179.902	10.19	103,733
Non-Qualified XIII	136,380.959	10.36	1,412,907
Non-Qualified XIV	122,834.760	10.16	1,248,001
Non-Qualified XV	94,262.931	10.06	948,285
	371,672.576		$ 3,793,707
ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Non-Qualified VII	9,840.712	$ 10.36	$ 101,950
Non-Qualified VIII	516.239	10.46	5,400
Non-Qualified XIII	149,763.478	10.66	1,596,479
Non-Qualified XIV	123,249.326	10.46	1,289,188
Non-Qualified XV	62,562.342	10.36	648,146
Non-Qualified XVI	16,985.093	10.33	175,456
Non-Qualified XIX	1,055.617	10.14	10,704
	363,972.807		$ 3,827,323
ING GET U.S. Core Portfolio - Series 12
Contracts in accumulation period:
Non-Qualified VII	33,539.210	$ 10.45	$ 350,485
Non-Qualified VIII	765.402	10.54	8,067
Non-Qualified XIII	320,464.119	10.73	3,438,580
Non-Qualified XIV	287,212.895	10.54	3,027,224
Non-Qualified XV	249,033.233	10.45	2,602,397
Non-Qualified XVI	5,339.446	10.42	55,637
Non-Qualified XVIII	9,424.077	10.14	95,560
Non-Qualified XIX	6,220.306	10.23	63,634
	911,998.688		$ 9,641,584
ING GET U.S. Core Portfolio - Series 13
Contracts in accumulation period:
Non-Qualified VII	29,503.419	$ 10.46	$ 308,606
Non-Qualified VIII	297.409	10.55	3,138
Non-Qualified XIII	419,292.188	10.73	4,499,005
Non-Qualified XIV	280,964.980	10.55	2,964,181
Non-Qualified XV	227,495.248	10.46	2,379,600
Non-Qualified XVI	5,130.142	10.43	53,507
	962,683.386		$ 10,208,037
ING GET U.S. Core Portfolio - Series 14
Contracts in accumulation period:
Non-Qualified VII	21,238.293	$ 10.68	$ 226,825
Non-Qualified VIII	4,073.388	10.76	43,830
Non-Qualified XIII	355,245.086	10.93	3,882,829
Non-Qualified XIV	248,544.087	10.76	2,674,334
Non-Qualified XV	85,489.474	10.68	913,028
Non-Qualified XVI	1,530.555	10.66	16,316
Non-Qualified XVIII	172.500	10.41	1,796
	716,293.383		$ 7,758,958

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Science and Technology
Opportunities Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	102,616.270	$ 4.60	$ 472,035
Non-Qualified V (0.75)	423,010.053	4.87	2,060,059
Non-Qualified VII	276,516.375	4.51	1,247,089
Non-Qualified VIII	27,102.216	4.59	124,399
Non-Qualified IX	6,873.244	4.46	30,655
Non-Qualified X	291.908	4.68	1,366
Non-Qualified XII	3,197.841	4.85	15,510
Non-Qualified XIII	187,472.580	4.76	892,369
Non-Qualified XIV	162,726.085	4.59	746,913
Non-Qualified XV	20,361.297	4.51	91,829
Non-Qualified XVI	1,195.482	4.69	5,607
Non-Qualified XIX	744.161	4.53	3,371
Non-Qualified XX	254.167	15.58	3,960
Non-Qualified XXIII	3,483.006	10.91	38,000
	1,215,844.685		$ 5,733,162
ING Euro STOXX 50 Index Portfolio - Institutional
Class
Contracts in accumulation period:
ING Select Opportunities	4,367.634	$ 7.76	$ 33,893

ING Index Plus LargeCap Portfolio - Class I
Currently payable annuity contracts:	1,011,134.492	$7.96 to $16.67	$ 15,653,444
Contracts in accumulation period:
Non-Qualified V	60,454.434	18.98	1,147,425
Non-Qualified V (0.75)	462,228.283	20.48	9,466,435
Non-Qualified VII	356,281.345	18.52	6,598,331
Non-Qualified VIII	131,750.389	18.63	2,454,510
Non-Qualified IX	4,554.174	18.29	83,296
Non-Qualified XII	9,523.837	11.89	113,238
Non-Qualified XIII	1,067,228.346	11.26	12,016,991
Non-Qualified XIV	1,100,174.377	10.81	11,892,885
Non-Qualified XV	427,333.540	10.59	4,525,462
Non-Qualified XVI	9,884.235	8.10	80,062
Non-Qualified XIX	14,024.294	7.82	109,670
Non-Qualified XX	828.609	13.58	11,253
Non-Qualified XXIII	14,681.195	10.26	150,629
Non-Qualified XXIV	15,509.110	10.42	161,605
	4,685,590.660		$ 64,465,236

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus MidCap Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	35,102.577	$ 21.90	$ 768,746
Non-Qualified V (0.75)	316,939.902	23.45	7,432,241
Non-Qualified IX	4,039.267	21.16	85,471
Non-Qualified XII	7,982.106	24.32	194,125
Non-Qualified XX	1,850.801	17.36	32,130
Non-Qualified XXIII	12,136.869	10.65	129,258
Non-Qualified XXIV	25,244.919	10.81	272,898
	403,296.441		$ 8,914,869
ING Index Plus SmallCap Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	24,735.577	$ 15.64	$ 386,864
Non-Qualified V (0.75)	153,338.219	16.75	2,568,415
Non-Qualified IX	4,720.235	15.12	71,370
Non-Qualified XII	18,678.593	17.95	335,281
Non-Qualified XX	2,573.450	16.64	42,822
Non-Qualified XXIII	7,026.529	10.86	76,308
Non-Qualified XXIV	8,257.750	11.02	91,000
	219,330.353		$ 3,572,060
ING International Index Portfolio - Class I
Currently payable annuity contracts:	58,711.366	$12.39 to $12.54	$ 727,709
Contracts in accumulation period:
ING Select Opportunities	9,796.301	9.15	89,636
Non-Qualified V	15,118.600	6.90	104,318
Non-Qualified V (0.75)	169,945.408	7.03	1,194,716
Non-Qualified VII	195,326.365	12.86	2,511,897
Non-Qualified VIII	31,238.205	12.91	403,285
Non-Qualified IX	896.096	6.84	6,129
Non-Qualified XII	5,394.547	7.02	37,870
Non-Qualified XIII	88,024.935	13.02	1,146,085
Non-Qualified XIV	65,951.068	12.91	851,428
Non-Qualified XV	35,199.162	12.86	452,661
Non-Qualified XVI	126.199	12.84	1,620
Non-Qualified XIX	974.536	12.73	12,406
Non-Qualified XX	1,997.059	6.98	13,939
Non-Qualified XXIII	8,694.710	7.94	69,036
	687,394.557		$ 7,622,735
ING International Index Portfolio - Class S
Contracts in accumulation period:
Non-Qualified V	2,878.344	$ 11.69	$ 33,648

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Growth Index Portfolio -
Class I
Currently payable annuity contracts:	16,064.715	$ 14.60	$ 234,545
Contracts in accumulation period:
ING Select Opportunities	7,579.481	12.11	91,788
Non-Qualified V	3,907.655	14.37	56,153
Non-Qualified V (0.75)	28,093.850	14.56	409,046
Non-Qualified VII	807,161.845	13.41	10,824,040
Non-Qualified VIII	110,693.331	13.46	1,489,932
Non-Qualified IX	579.051	14.28	8,269
Non-Qualified XIII	332,064.554	13.56	4,502,795
Non-Qualified XIV	388,115.553	13.46	5,224,035
Non-Qualified XV	152,405.956	13.41	2,043,764
Non-Qualified XVI	1,473.154	13.40	19,740
Non-Qualified XIX	4,341.998	13.30	57,749
Non-Qualified XXIII	111.224	14.58	1,622
	1,852,592.367		$ 24,963,478
ING Russell™ Large Cap Index Portfolio - Class I
Currently payable annuity contracts:	179,844.949	$13.95 to $14.33	$ 2,569,430
Contracts in accumulation period:
Non-Qualified V	14,236.172	9.09	129,407
Non-Qualified V (0.75)	59,255.596	9.25	548,114
Non-Qualified VII	247,275.879	14.42	3,565,718
Non-Qualified VIII	82,884.735	14.48	1,200,171
Non-Qualified IX	990.348	9.00	8,913
Non-Qualified XIII	159,932.242	14.60	2,335,011
Non-Qualified XIV	208,036.802	14.48	3,012,373
Non-Qualified XV	92,711.379	14.42	1,336,898
Non-Qualified XVI	79.821	14.40	1,149
Non-Qualified XIX	2,114.078	14.28	30,189
	1,047,362.001		$ 14,737,373
ING Russell™ Large Cap Value Index Portfolio -
Class I
Contracts in accumulation period:
ING Select Opportunities	54,485.406	$ 11.06	$ 602,609
Non-Qualified XIII	187,614.596	13.84	2,596,586
Non-Qualified XIV	198,421.493	13.73	2,724,327
Non-Qualified XV	69,239.626	13.67	946,506
Non-Qualified XVI	2,359.594	13.65	32,208
Non-Qualified XIX	14,139.818	13.54	191,453
	526,260.533		$ 7,093,689
ING Russell™ Large Cap Value Index Portfolio -
Class S
Contracts in accumulation period:
Non-Qualified VII	89,476.306	$ 13.59	$ 1,215,983
Non-Qualified VIII	4,932.524	13.65	67,329
	94,408.830		$ 1,283,312

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Mid Cap Growth Index Portfolio -
Class S
Contracts in accumulation period:
Non-Qualified V	4,424.040	$ 15.39	$ 68,086
Non-Qualified V (0.75)	30,612.592	15.59	477,250
Non-Qualified IX	1,633.150	15.29	24,971
Non-Qualified XII	344.082	15.57	5,357
	37,013.864		$ 575,664
ING Russell™ Mid Cap Index Portfolio - Class I
Contracts in accumulation period:
ING Select Opportunities	9,733.520	$ 12.46	$ 121,280
Non-Qualified V	2,892.307	9.81	28,374
Non-Qualified V (0.75)	35,053.323	9.99	350,183
	47,679.150		$ 499,837
ING Russell™ Small Cap Index Portfolio - Class I
Contracts in accumulation period:
ING Select Opportunities	8,594.714	$ 12.15	$ 104,426
Non-Qualified V	1,294.452	10.29	13,320
Non-Qualified V (0.75)	42,269.006	10.48	442,979
Non-Qualified XII	960.633	10.46	10,048
Non-Qualified XX	32.597	10.40	339
	53,151.402		$ 571,112
ING Small Company Portfolio - Class I
Currently payable annuity contracts:	134,074.539	$14.51 to $29.78	$ 3,909,791
Contracts in accumulation period:
Non-Qualified V	10,718.898	29.56	316,851
Non-Qualified V (0.75)	83,516.576	31.82	2,657,497
Non-Qualified VII	216,742.077	28.87	6,257,344
Non-Qualified VIII	57,208.608	29.52	1,688,798
Non-Qualified IX	1,491.877	28.49	42,504
Non-Qualified X	4,066.306	29.56	120,200
Non-Qualified XII	793.911	21.87	17,363
Non-Qualified XIII	260,348.739	21.08	5,488,151
Non-Qualified XIV	210,058.632	20.24	4,251,587
Non-Qualified XV	58,577.790	19.83	1,161,598
Non-Qualified XVI	1,750.381	14.36	25,135
Non-Qualified XVIII	78.244	13.64	1,067
Non-Qualified XIX	2,612.843	13.88	36,266
Non-Qualified XX	414.854	19.19	7,961
Non-Qualified XXIII	18,095.219	11.02	199,409
Non-Qualified XXIV	7,608.771	11.18	85,066
	1,068,158.265		$ 26,266,588

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING U.S. Bond Index Portfolio - Class I
Contracts in accumulation period:
ING Select Opportunities	30,889.187	$ 11.21	$ 346,268
Non-Qualified V	23,807.506	11.82	281,405
Non-Qualified V (0.75)	150,322.849	12.04	1,809,887
Non-Qualified IX	3,024.015	11.71	35,411
Non-Qualified XX	1,506.964	11.95	18,008
Non-Qualified XXIII	1,062.778	12.28	13,051
	210,613.299		$ 2,504,030
ING International Value Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	22,959.494	$ 11.08	$ 254,391
Non-Qualified V (0.75)	78,372.370	11.68	915,389
Non-Qualified IX	10,089.128	10.80	108,963
Non-Qualified XII	1,129.738	11.62	13,128
Non-Qualified XX	439.726	12.61	5,545
Non-Qualified XXIII	4,952.467	7.23	35,806
	117,942.923		$ 1,333,222
ING MidCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	26,413.336	$ 16.12	$ 425,783
Non-Qualified V (0.75)	74,674.036	16.99	1,268,712
Non-Qualified XII	6,419.111	16.90	108,483
Non-Qualified XX	282.376	22.17	6,260
Non-Qualified XXIII	3,225.654	12.47	40,224
	111,014.513		$ 1,849,462
ING MidCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Non-Qualified VII	18,449.417	$ 8.89	$ 164,015
Non-Qualified VIII	166.218	8.90	1,479
Non-Qualified XIII	108,520.638	14.59	1,583,316
Non-Qualified XIV	89,505.537	14.13	1,264,713
Non-Qualified XV	30,560.148	13.90	424,786
Non-Qualified XVI	13.385	13.82	185
	247,215.343		$ 3,438,494
ING SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	15,208.003	$ 10.53	$ 160,140
Non-Qualified V (0.75)	43,513.934	11.10	483,005
Non-Qualified XII	8,598.995	11.04	94,933
Non-Qualified XX	1,083.089	18.52	20,059
Non-Qualified XXII	218.822	13.63	2,983
Non-Qualified XXIII	532.535	11.93	6,353
	69,155.378		$ 767,473

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Non-Qualified VII	4,681.237	$ 9.19	$ 43,021
Non-Qualified VIII	886.276	9.20	8,154
Non-Qualified XIII	74,534.665	10.08	751,309
Non-Qualified XIV	96,541.125	9.75	941,276
Non-Qualified XV	32,963.902	9.60	316,453
Non-Qualified XVI	1,524.664	9.55	14,561
	211,131.869		$ 2,074,774
Invesco V.I. Capital Appreciation Fund - Series I
Shares
Currently payable annuity contracts:	4,600.086	$9.01 to $10.09	$ 43,003
Contracts in accumulation period:
Non-Qualified V	7,702.906	8.11	62,471
Non-Qualified V (0.75)	57,097.476	8.64	493,322
Non-Qualified IX	4.536	7.86	36
Non-Qualified XII	10.021	8.59	86
Non-Qualified XXIII	128.491	8.67	1,114
	69,543.516		$ 600,032
Invesco V.I. Core Equity Fund - Series I Shares
Currently payable annuity contracts:	13,366.249	$12.61 to $13.22	$ 176,429
Contracts in accumulation period:
Non-Qualified V	48,617.490	9.92	482,286
Non-Qualified V (0.75)	69,984.291	10.57	739,734
Non-Qualified IX	1,933.207	9.61	18,578
Non-Qualified XII	15.206	10.51	160
Non-Qualified XX	3,155.333	15.62	49,286
Non-Qualified XXIII	1,404.586	10.33	14,509
Non-Qualified XXIV	418.368	10.49	4,389
	138,894.730		$ 1,485,371
Janus Aspen Series Balanced Portfolio - Institutional
Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	375.059	$ 38.57	$ 14,466

Janus Aspen Series Enterprise Portfolio -
Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	1.535	$ 32.38	$ 50

Janus Aspen Series Flexible Bond Portfolio -
Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	103.425	$ 31.93	$ 3,302

Janus Aspen Series Worldwide Portfolio -
Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	55.355	$ 21.33	$ 1,181

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
Contracts in accumulation period:
Non-Qualified V	48,163.435	$ 13.00	$ 626,125
Non-Qualified V (0.75)	75,290.424	13.69	1,030,726
Non-Qualified IX	11,647.107	12.66	147,452
Non-Qualified XX	2,310.172	15.83	36,570
Non-Qualified XXIII	9,485.569	10.77	102,160
Non-Qualified XXIV	11,854.426	10.93	129,569
	158,751.133		$ 2,072,602
Oppenheimer Global Securities/VA
Contracts in accumulation period:
Non-Qualified V (0.75)	2,103.106	$ 22.55	$ 47,425

Oppenheimer Main Street Fund®/VA
Currently payable annuity contracts:	25,770.213	$9.68 to $11.55	$ 267,226

Oppenheimer Main Street Small- & Mid-Cap
Fund®/VA
Contracts in accumulation period:
Non-Qualified V	1,821.388	$ 12.72	$ 23,168
Non-Qualified V (0.75)	34,671.403	13.15	455,929
Non-Qualified IX	2,208.596	12.51	27,630
Non-Qualified XII	33.413	13.11	438
Non-Qualified XX	5,564.871	12.98	72,232
Non-Qualified XXIII	1,799.110	11.12	20,006
	46,098.781		$ 599,403
Oppenheimer Small- & Mid-Cap Growth Fund/VA
Currently payable annuity contracts:	13,848.908	$9.05 to $11.48	$ 135,809

PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period:
Non-Qualified V	62,774.984	$ 14.93	$ 937,231
Non-Qualified V (0.75)	432,994.542	15.51	6,715,745
Non-Qualified IX	3,102.294	14.65	45,449
Non-Qualified XX	1,608.766	15.28	24,582
Non-Qualified XXIII	12,669.465	12.55	159,002
	513,150.051		$ 7,882,009
Pioneer Emerging Markets VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	24,100.134	$ 7.85	$ 189,186
Non-Qualified V (0.75)	76,838.062	8.03	617,010
Non-Qualified IX	79.472	7.76	617
Non-Qualified XII	14,391.750	8.01	115,278
Non-Qualified XX	6,520.275	7.96	51,901
Non-Qualified XXIII	6,907.279	7.68	53,048
	128,836.972		$ 1,027,040

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer High Yield VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	10,321.261	$ 13.74	$ 141,814
Non-Qualified V (0.75)	12,455.533	14.27	177,740
Non-Qualified IX	5,902.050	13.47	79,501
Non-Qualified XXIII	1,451.989	12.25	17,787
	30,130.833		$ 416,842
Wanger International
Contracts in accumulation period:
Non-Qualified V	34,149.132	$ 8.66	$ 295,731
Non-Qualified V (0.75)	138,361.589	8.87	1,227,267
Non-Qualified IX	1,277.329	8.56	10,934
Non-Qualified XII	14,648.023	8.85	129,635
Non-Qualified XX	1,749.674	8.78	15,362
Non-Qualified XXIII	2,693.723	9.85	26,533
	192,879.470		$ 1,705,462
Wanger Select
Contracts in accumulation period:
Non-Qualified V	17,437.409	$ 13.34	$ 232,615
Non-Qualified V (0.75)	147,362.125	13.86	2,042,439
Non-Qualified IX	1,197.849	13.08	15,668
Non-Qualified XX	1,295.879	13.65	17,689
Non-Qualified XXIII	2,472.357	9.72	24,031
	169,765.619		$ 2,332,442
Wanger USA
Contracts in accumulation period:
Non-Qualified V	4,575.015	$ 13.70	$ 62,678
Non-Qualified V (0.75)	39,442.258	14.23	561,263
Non-Qualified IX	4,390.304	13.44	59,006
Non-Qualified XX	260.046	14.01	3,643
Non-Qualified XXIII	1,683.155	11.10	18,683
	50,350.778		$ 705,273

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

The descriptions of divisions/contracts are as follows:
ING Select Opportunities
Modified single premium deferred variable annuity contracts issued since April 2010 and having mortality and expense charge of 0.75%.
Non-Qualified 1964
Individual Contracts issued from December 1, 1964 to March 14, 1967.
Non-Qualified V
Certain AetnaPlus Contracts issued in connection with deferred compensation plans issued since August 28, 1992, and certain individual non-qualified Contracts.
Non-Qualified V (0.75)
Subset of Non-Qualified V Contracts having a mortality and expense charge of 0.75%.
Non-Qualified VI
Certain existing Contracts that were converted to ACES, an administrative system
(previously valued under Non-Qualified I).
Non-Qualified VII
Certain individual and group Contracts issued as non-qualified deferred annuity contracts or Individual retirement annuity Contracts issued since May 4, 1994.
Non-Qualified VIII
Certain individual retirement annuity Contracts issued since May 1, 1998.
Non-Qualified IX
Group Aetna Plus Contracts assessing an administrative expense charge effective April 7,
1997 issued in connection with deferred compensation plans.
Non-Qualified X
Group AetnaPlus contracts containing contractual limits on fees, issued in connection with deferred compensation plans and as individual non-qualified Contracts, resulting in reduced daily charges for certain funding options effective May 29, 1997.
150

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Non-Qualified XI
Certain Contracts, previously valued under Non-Qualified VI, containing contractual limits on fees, resulting in reduced daily charges for certain funding options effective
May 29, 1997.
Non-Qualified XII
Certain individual retirement annuity contracts issued since March 1999.
Non-Qualified XIII
Certain individual retirement annuity Contracts issued since October 1, 1998.
Non-Qualified XIV
Certain individual retirement annuity Contracts issued since September 1, 1998.
Non-Qualified XV
Certain individual retirement annuity Contracts issued since September 1, 1998.
Non-Qualified XVI
Certain individual retirement annuity Contracts issued since August 2000.
Non-Qualified XVIII
Certain individual retirement annuity Contracts issued since September 2000.
Non-Qualified XIX
Certain individual retirement annuity Contracts issued since August 2000.
Non-Qualified XX
Certain deferred compensation Contracts issued since December 2002.
Non-Qualified XXII
Certain AetnaPlus Contracts issued in conjunction with deferred compensation plans issued since August 28, 1992, and certain individual non-qualified contracts having a mortality and expense charge of 0.90%.

151

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Non-Qualified XXIII
Certain contracts issued in connection with deferred compensation plans since July 2008 and having mortality and expense charge of 0.70%.
Non-Qualified XXIV
Certain contracts issued in connection with deferred compensation plans since June 2009 and having mortality and expense charge of 0.35%.

152

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

10.	Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2011, 2010, 2009, 2008, and 2007,
	follows:

		Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)
	American Funds Insurance Series® Growth-Income
	Fund - Class 2
	2011	-	$13.30	$2	(e)	0.75%	(e)
	2010	(e)	(e)	(e)	(e)	(e)	(e)
	2009	(e)	(e)	(e)	(e)	(e)	(e)
	2008	(e)	(e)	(e)	(e)	(e)	(e)
	2007	(e)	(e)	(e)	(e)	(e)	(e)
	American Funds Insurance Series® International
	Fund - Class 2
	2011	-	$11.91	$2	-	0.75%	-14.62%
	2010	-	$13.95	$4	(d)	0.75%	(d)
	2009	(d)	(d)	(d)	(d)	(d)	(d)
	2008	(d)	(d)	(d)	(d)	(d)	(d)
	2007	(d)	(d)	(d)	(d)	(d)	(d)
	Calvert VP SRI Balanced Portfolio
	2011	59	$10.77 to $25.68	$1,023	1.41%	0.70% to 1.40%	3.09% to 3.86%
	2010	59	$10.37 to $24.75	$962	1.27%	0.70% to 1.40%	10.60% to 11.39%
	2009	77	$9.31 to $22.24	$1,241	1.99%	0.70% to 1.50%	23.46% to 24.32%
	2008	100	$7.49 to $17.89	$1,172	2.65%	0.70% to 1.40%	-32.28% to -31.82%
	2007	103	$13.66 to $26.24	$1,766	2.22%	0.75% to 1.40%	1.34% to 1.98%
	Federated Capital Appreciation Fund II - Primary
	Shares
	2011	462	$10.09 to $10.92	$5,042	0.76%	1.25% to 1.40%	-6.67% to -6.49%
	2010	557	$10.79 to $11.70	$6,511	(d)	1.25% to 1.40%	(d)
	2009	(d)	(d)	(d)	(d)	(d)	(d)
	2008	(d)	(d)	(d)	(d)	(d)	(d)
	2007	(d)	(d)	(d)	(d)	(d)	(d)

153

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)
Federated Fund for U.S. Government Securities II 2011 2010 2009 2008 2007	57 67 88 109 124	$19.76 $18.95 $18.27 $17.62 $17.13	$1,125 $1,260 $1,615 $1,916 $2,125	4.36% 4.66% 5.04% 5.00% 4.43%	1.40% 1.40% 1.40% 1.40% 1.40%	4.27% 3.72% 3.69% 2.86% 4.77%
Federated High Income Bond Fund II - Primary Shares 2011 2010 2009 2008 2007	146 166 197 240 280	$25.75 to $26.39 $24.83 to $25.41 $21.95 to $22.43 $14.56 to $14.86 $19.96 to $20.33	$3,753 $4,115 $4,314 $3,488 $5,582	9.10% 8.19% 11.59% 10.54% 8.28%	1.25% to 1.40% 1.25% to 1.40% 1.25% to 1.40% 1.25% to 1.40% 1.25% to 1.40%	3.71% to 3.86% 13.12% to 13.29% 50.76% to 50.94% -27.05% to -26.91% 1.99% to 2.11%
Federated Kaufmann Fund II - Primary Shares 2011 2010 2009 2008 2007	154 175 (d) (d) (d)	$10.44 $12.21 (d) (d) (d)	$1,610 $2,136 (d) (d) (d)	1.12% (d) (d) (d) (d)	1.40% 1.40% (d) (d) (d)	-14.50% (d) (d) (d) (d)
Federated Managed Volatility Fund II 2011 2010 2009 2008 2007	162 192 91 112 150	$19.21 to $19.69 $18.59 to $19.03 $14.18 to $17.19 $11.19 to $13.57 $14.24 to $17.26	$3,112 $3,562 $1,537 $1,491 $2,537	4.14% 4.16% 6.01% 6.21% 5.27%	1.25% to 1.40% 1.25% to 1.40% 1.25% to 1.40% 1.25% to 1.40% 1.25% to 1.40%	3.34% to 3.47% 10.52% to 10.70% 26.47% to 26.72% -21.49% to -21.38% 2.54% to 2.74%
Federated Prime Money Fund II 2011 2010 2009 2008 2007	113 147 111 128 142	$9.78 to $13.15 $9.90 to $13.34 $13.53 $13.66 $13.51	$1,482 $1,959 $1,502 $1,747 $1,915	- - 0.49% 2.68% 4.73%	1.25% to 1.40% 1.25% to 1.40% 1.40% 1.40% 1.40%	-1.42% to -1.21% -1.40% -0.95% 1.11% 3.45%

154

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fidelity® VIP Equity-Income Portfolio - Initial
Class
2011	2,910	$10.19	to	$25.78	$52,914	2.39%	0.35%	to	1.75%	-0.79%	to	0.68%
2010	3,455	$10.17	to	$25.89	$63,098	1.68%	0.35%	to	1.75%	13.13%	to	14.73%
2009	4,136	$8.89	to	$22.81	$65,887	2.09%	0.35%	to	1.90%	27.71%	to	29.24%
2008	5,003	$6.88	to	$17.76	$61,149	2.21%	0.70%	to	1.90%	-43.73%	to	-43.06%
2007	6,848	$13.79	to	$31.42	$144,175	1.66%	0.75%	to	1.90%	-0.43%	to	75.00%
Fidelity® VIP Growth Portfolio - Initial Class
2011	497	$9.81	to	$20.63	$9,281	0.38%	0.35%	to	1.50%	-1.29%	to	-0.10%
2010	522	$9.86	to	$20.74	$9,794	0.34%	0.35%	to	1.50%	22.35%	to	23.70%
2009	563	$8.00	to	$16.83	$8,618	0.41%	0.35%	to	1.50%	26.33%	to	27.39%
2008	627	$6.28	to	$13.22	$7,951	0.81%	0.70%	to	1.50%	-47.95%	to	-47.56%
2007	696	$15.18	to	$25.21	$16,955	0.80%	0.75%	to	1.50%	25.09%	to	25.99%
Fidelity® VIP High Income Portfolio - Initial Class
2011	16	$13.02	to	$15.25	$222	7.33%	0.80%	to	1.25%	2.68%	to	3.18%
2010	14	$12.68	to	$14.78	$187	7.39%	0.80%	to	1.25%	12.41%	to	12.91%
2009	16	$11.28	to	$13.09	$192	10.73%	0.80%	to	1.25%	42.24%	to	42.90%
2008	8	$7.93	to	$9.16	$69	9.30%	0.80%	to	1.25%	-25.96%	to	-25.59%
2007	8	$10.71	to	$12.31	$103	5.52%	0.80%	to	1.25%	1.52%
Fidelity® VIP Overseas Portfolio - Initial Class
2011	229	$7.65	to	$16.46	$3,450	1.38%	0.35%	to	1.50%	-18.37%	to	-17.43%
2010	264	$9.31	to	$20.02	$4,929	1.23%	0.35%	to	1.50%	11.41%	to	12.69%
2009	324	$8.28	to	$17.84	$5,452	2.05%	0.35%	to	1.50%	24.67%	to	25.64%
2008	334	$6.59	to	$14.20	$4,584	2.41%	0.70%	to	1.50%	-44.65%	to	-44.23%
2007	409	$17.69	to	$25.46	$10,176	3.36%	0.75%	to	1.50%	15.53%	to	16.42%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2011	4,325	$10.46	to	$34.14	$104,530	0.97%	0.35%	to	1.90%	-4.34%	to	-2.84%
2010	5,127	$10.81	to	$35.52	$127,170	1.15%	0.35%	to	1.90%	14.97%	to	16.77%
2009	6,028	$9.29	to	$30.73	$126,570	1.30%	0.35%	to	1.90%	33.10%	to	34.83%
2008	6,970	$6.89	to	$22.97	$109,547	0.91%	0.70%	to	1.90%	-43.57%	to	-42.94%
2007	9,132	$12.72	to	$40.52	$241,923	0.86%	0.75%	to	1.90%	15.37%	to	16.73%

155

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)			Total ReturnC (lowest to highest)
Fidelity® VIP Index 500 Portfolio - Initial Class
2011	795	$20.42 to $24.04			$18,731	1.84%	1.25%	to	1.40%	0.63% to 0.79%
2010	947	$20.26 to $23.89			$22,102	1.78%	1.25%	to	1.40%	13.38% to 13.57%
2009	1,111	$17.84 to $21.07			$22,865	2.33%	1.25%	to	1.40%	24.82% to 25.02%
2008	1,317	$14.27 to $16.88			$21,722	2.06%	1.25%	to	1.40%	-37.87% to -37.77%
2007	1,559	$22.93 to $27.17			$41,388	3.60%	1.25%	to	1.40%	3.98% to 4.09%
Fidelity® VIP Investment Grade Bond Portfolio -
Initial Class
2011	34	$21.62			$741	2.98%		1.40%		5.82%
2010	42	$20.43			$868	3.48%		1.40%		6.30%
2009	48	$19.22			$914	8.83%		1.40%		14.13%
2008	52	$16.84			$876	4.19%		1.40%		-4.64%
2007	61	$17.66			$1,079	4.37%		1.40%		2.91%
Franklin Small Cap Value Securities Fund - Class 2
2011	153	$10.99	to	$18.83	$2,787	0.71%	0.70%	to	1.50%	-5.17% to -4.43%
2010	179	$11.50	to	$19.71	$3,417	0.74%	0.70%	to	1.50%	26.27% to 27.35%
2009	223	$9.03	to	$15.49	$3,377	1.54%	0.70%	to	1.50%	27.21% to 28.27%
2008	230	$7.04	to	$12.08	$2,729	1.32%	0.70%	to	1.50%	-34.01% to -33.52%
2007	236	$17.32	to	$18.17	$4,263	0.74%	0.75%	to	1.50%	-3.83% to -3.14%
ING Balanced Portfolio - Class I
2011	2,912	$9.69	to	$37.63	$68,784	2.77%	0.35%	to	2.25%	-3.49% to -1.66%
2010	3,405	$10.04	to	$38.49	$81,044	2.77%	0.35%	to	2.25%	11.56% to 13.75%
2009	3,901	$9.00	to	$34.05	$80,515	4.40%	0.35%	to	2.25%	16.58% to 18.98%
2008	4,677	$7.72	to	$28.83	$81,353	3.74%	0.70%	to	2.25%	-29.69% to -28.64%
2007	6,094	$10.98	to	$40.47	$145,449	2.69%	0.75%	to	2.25%	3.20% to 4.78%
ING Intermediate Bond Portfolio - Class I
2011	4,984	$12.12	to	$96.19	$101,540	4.48%	0.35%	to	2.25%	5.17% to 7.24%
2010	5,235	$11.35	to	$90.43	$101,061	4.92%	0.35%	to	2.25%	7.41% to 9.45%
2009	5,981	$10.40	to	$83.24	$104,817	6.58%	0.35%	to	2.25%	9.09% to 11.25%
2008	6,247	$9.39	to	$75.43	$100,529	5.89%	0.70%	to	2.25%	-10.54% to -9.18%
2007	5,709	$10.77	to	$83.34	$105,197	3.54%	0.75%	to	2.25%	3.67% to 5.26%

156

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING American Funds Asset Allocation Portfolio
2011	13	$9.41	to	$9.44	$119	(e)	0.95%	to	1.40%		(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
ING American Funds Growth Portfolio
2011	830	$8.72	to	$12.16	$9,875	0.20%	0.95%	to	1.75%	-6.48%	to	-5.69%
2010	988	$12.20	to	$12.93	$12,525	0.10%	0.95%	to	1.75%	16.08%	to	16.97%
2009	1,327	$10.43	to	$11.09	$14,407	1.85%	0.95%	to	1.90%	35.98%	to	43.28%
2008	1,593	$7.67	to	$7.98	$12,540	0.80%	0.95%	to	1.90%	-45.33%	to	-44.81%
2007	1,968	$14.03	to	$14.46	$28,095	0.26%	0.95%	to	1.90%	5.55%	to	10.72%
ING American Funds International Portfolio
2011	746	$7.91	to	$12.71	$9,304	1.61%	0.95%	to	1.75%	-15.88%	to	-15.24%
2010	910	$14.23	to	$15.04	$13,439	0.88%	0.95%	to	1.75%	4.79%	to	5.65%
2009	1,173	$13.47	to	$14.28	$16,435	3.43%	0.95%	to	1.90%	39.59%	to	46.31%
2008	1,357	$9.65	to	$10.04	$13,434	1.78%	0.95%	to	1.90%	-45.38%	to	-43.02%
2007	1,687	$17.09	to	$17.87	$29,453	0.89%	0.95%	to	1.90%	17.14%	to	18.33%
ING American Funds World Allocation Portfolio -
Service Class
2011	16	$8.85	to	$8.88	$138	(e)	0.95%	to	1.40%		(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
ING Artio Foreign Portfolio - Service Class
2011	333	$6.49	to	$10.93	$3,000	1.85%	0.70%	to	1.75%	-23.20%	to	-22.37%
2010	409	$8.36	to	$14.08	$4,771	-	0.70%	to	1.75%	4.94%	to	6.09%
2009	664	$7.88	to	$13.28	$7,153	3.47%	0.70%	to	1.90%	17.89%	to	19.39%
2008	802	$6.60	to	$11.13	$7,156	-	0.70%	to	1.90%	-44.69%	to	-44.04%
2007	1,022	$12.33	to	$19.89	$15,744	0.09%	0.75%	to	1.90%	14.27%	to	15.57%

157

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING BlackRock Health Sciences Opportunities
Portfolio - Service Class
2011	31	$10.17	to	$12.76	$392	0.66%	0.70%	to	1.25%	3.52%	to	3.99%
2010	18	$9.78	to	$12.27	$214	-	0.70%	to	1.25%	5.58%	to	6.23%
2009	25	$11.29	to	$11.55	$283	-	0.75%	to	1.25%	18.59%	to	19.20%
2008	69	$9.52	to	$9.69	$666	0.16%	0.75%	to	1.25%	-29.53%	to	-29.22%
2007	41	$13.51	to	$13.69	$556	0.18%	0.75%	to	1.25%	7.22%	to	7.71%
ING BlackRock Inflation Protected Bond Portfolio -
Institutional Class
2011	28		$11.81		$328	2.56%		0.75%		11.31%
2010	28		$10.61		$297	(d)		0.75%			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
ING BlackRock Inflation Protected Bond Portfolio -
Service Class
2011	317	$10.66	to	$10.70	$3,386	(e)	0.95%	to	1.40%		(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2011	2,493	$8.12	to	$10.41	$20,996	0.60%	0.35%	to	1.75%	-2.99%	to	-1.61%
2010	2,809	$8.33	to	$10.58	$24,230	0.47%	0.35%	to	1.90%	11.51%	to	13.16%
2009	3,166	$7.47	to	$9.35	$24,319	0.58%	0.35%	to	1.90%	28.13%	to	29.79%
2008	3,602	$5.83	to	$7.15	$21,426	0.20%	0.70%	to	1.90%	-40.14%	to	-39.43%
2007	4,435	$9.74	to	$10.45	$43,667	(a)	0.75%	to	1.90%		(a)
ING Clarion Global Real Estate Portfolio -
Institutional Class
2011	165	$9.44	to	$9.70	$1,590	3.61%	0.70%	to	1.50%	-6.63%	to	-5.83%
2010	158	$10.11	to	$10.30	$1,619	7.68%	0.70%	to	1.50%	14.63%	to	15.49%
2009	192	$8.82	to	$8.91	$1,713	2.00%	0.75%	to	1.50%	31.84%	to	32.79%
2008	162	$6.69	to	$6.71	$1,087	(b)	0.75%	to	1.50%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)

158

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Clarion Global Real Estate Portfolio - Service
Class
2011	84	$10.13	to	$10.40	$858	3.30%	0.95%	to	1.40%	-6.64%	to	-6.14%
2010	104	$10.85	to	$11.08	$1,145	8.22%	0.95%	to	1.40%	14.33%	to	14.82%
2009	117	$9.31	to	$9.65	$1,118	2.38%	0.95%	to	1.90%	30.94%	to	32.19%
2008	124	$7.11	to	$7.30	$902	-	0.95%	to	1.90%	-42.43%	to	-41.83%
2007	192	$12.35	to	$12.55	$2,393	3.72%	0.95%	to	1.90%	-9.06%	to	-8.19%
ING Clarion Real Estate Portfolio - Service Class
2011	218	$10.94	to	$11.99	$2,480	1.30%	0.70%	to	1.50%	7.87%	to	8.74%
2010	220	$10.08	to	$11.03	$2,302	3.84%	0.70%	to	1.50%	26.02%	to	27.07%
2009	188	$8.07	to	$8.68	$1,553	3.21%	0.70%	to	1.50%	33.83%	to	34.99%
2008	173	$6.03	to	$6.43	$1,064	1.48%	0.70%	to	1.50%	-39.40%	to	-38.93%
2007	149	$9.95	to	$10.07	$1,504	2.63%	0.75%	to	1.50%	-18.97%	to	-18.40%
ING FMRSM Diversified Mid Cap Portfolio -
Institutional Class
2011	1,250	$10.10	to	$10.58	$13,010	0.20%	0.95%	to	1.75%	-12.33%	to	-11.54%
2010	1,548	$11.44	to	$11.96	$18,278	0.36%	0.95%	to	1.90%	26.27%	to	27.37%
2009	1,736	$9.06	to	$9.39	$16,149	0.67%	0.95%	to	1.90%	36.86%	to	38.29%
2008	2,013	$6.62	to	$6.79	$13,578	1.14%	0.95%	to	1.90%	-40.14%	to	-39.59%
2007	2,569	$11.06	to	$11.27	$28,743	0.26%	0.95%	to	1.90%	12.63%	to	13.65%
ING FMRSM Diversified Mid Cap Portfolio -
Service Class
2011	108	$10.43	to	$14.07	$1,494	0.23%	0.70%	to	1.50%	-12.26%	to	-11.54%
2010	128	$11.79	to	$15.92	$2,007	0.12%	0.70%	to	1.50%	26.45%	to	27.46%
2009	100	$9.25	to	$12.49	$1,237	0.49%	0.70%	to	1.50%	37.05%	to	38.16%
2008	91	$8.80	to	$9.04	$815	0.77%	0.75%	to	1.50%	-40.05%	to	-39.61%
2007	84	$14.68	to	$14.97	$1,256	0.07%	0.75%	to	1.50%	12.84%	to	13.58%
ING Franklin Income Portfolio - Service Class
2011	381	$9.52	to	$11.60	$4,340	5.57%	0.95%	to	1.75%	0.73%	to	1.58%
2010	381	$11.00	to	$11.42	$4,307	5.10%	0.95%	to	1.75%	11.00%	to	11.85%
2009	454	$9.85	to	$10.21	$4,595	6.29%	0.95%	to	1.90%	29.43%	to	30.73%
2008	450	$7.61	to	$7.81	$3,482	3.07%	0.95%	to	1.90%	-30.57%	to	-29.89%
2007	628	$10.96	to	$11.14	$6,948	1.10%	0.95%	to	1.90%	0.64%	to	1.64%

160

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Franklin Mutual Shares Portfolio - Service
Class
2011	144	$9.22	to	$10.00	$1,424	3.63%	0.95%	to	1.75%	-2.53%	to	-1.77%
2010	181	$9.88	to	$10.18	$1,831	0.43%	0.95%	to	1.75%	9.66%	to	10.53%
2009	257	$8.97	to	$9.21	$2,349	0.14%	0.95%	to	1.90%	24.07%	to	25.31%
2008	258	$7.23	to	$7.35	$1,885	3.00%	0.95%	to	1.90%	-38.99%	to	-38.34%
2007	307	$11.85	to	$11.92	$3,654	(a)	0.95%	to	1.90%		(a)
ING Global Resources Portfolio - Service Class
2011	554	$9.22	to	$12.01	$6,365	0.63%	0.70%	to	1.75%	-10.79%	to	-9.78%
2010	644	$10.22	to	$13.41	$8,254	0.85%	0.70%	to	1.75%	19.61%	to	20.80%
2009	819	$8.46	to	$11.18	$8,735	0.31%	0.70%	to	1.90%	34.85%	to	36.45%
2008	791	$6.20	to	$8.25	$6,198	2.14%	0.70%	to	1.90%	-42.07%	to	-41.43%
2007	827	$12.93	to	$14.18	$11,102	0.02%	0.75%	to	1.90%	30.74%	to	31.93%
ING Invesco Van Kampen Growth and Income
Portfolio - Service Class
2011	74	$10.40	to	$11.65	$854	1.17%	0.70%	to	1.50%	-3.65%	to	-2.80%
2010	72	$10.70	to	$12.00	$857	0.23%	0.70%	to	1.50%	10.79%	to	11.69%
2009	81	$9.58	to	$10.75	$865	1.18%	0.70%	to	1.50%	22.12%	to	23.14%
2008	96	$7.78	to	$8.74	$835	3.84%	0.70%	to	1.50%	-33.23%	to	-32.72%
2007	92	$12.73	to	$12.99	$1,195	1.42%	0.75%	to	1.50%	1.03%	to	1.80%
ING JPMorgan Emerging Markets Equity
Portfolio - Institutional Class
2011	401	$11.99	to	$15.98	$5,594	1.14%	0.95%	to	1.75%	-19.48%	to	-18.82%
2010	474	$14.89	to	$19.74	$8,255	0.68%	0.95%	to	1.75%	18.55%	to	19.47%
2009	422	$12.49	to	$16.58	$6,191	1.49%	0.95%	to	1.90%	68.78%	to	70.26%
2008	378	$7.40	to	$9.76	$3,328	2.42%	0.95%	to	1.90%	-52.10%	to	-51.59%
2007	548	$15.45	to	$20.23	$9,890	1.13%	0.95%	to	1.90%	36.12%	to	37.48%
ING JPMorgan Emerging Markets Equity
Portfolio - Service Class
2011	312	$9.70	to	$19.87	$6,010	0.89%	0.70%	to	1.50%	-19.51%	to	-18.90%
2010	476	$11.96	to	$24.50	$11,521	0.42%	0.70%	to	1.50%	18.53%	to	19.48%
2009	403	$10.01	to	$20.52	$8,208	1.21%	0.70%	to	1.50%	69.03%	to	70.53%
2008	349	$5.87	to	$12.05	$4,184	2.52%	0.70%	to	1.50%	-52.01%	to	-51.65%
2007	415	$24.42	to	$24.92	$10,312	0.96%	0.75%	to	1.50%	36.42%	to	37.45%

160

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
2011	158	$8.89	to	$14.02	$2,181	0.66%	0.95%	to	1.75%	-2.78%	to	-1.96%
2010	148	$13.66	to	$14.30	$2,093	0.44%	0.95%	to	1.75%	24.86%	to	25.88%
2009	178	$10.86	to	$11.36	$2,000	0.71%	0.95%	to	1.90%	24.97%	to	26.22%
2008	215	$8.69	to	$9.00	$1,919	0.72%	0.95%	to	1.90%	-30.98%	to	-30.34%
2007	327	$12.59	to	$12.92	$4,187	0.32%	0.95%	to	1.90%	-3.45%	to	-2.49%
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
2011	14	$11.48	to	$13.85	$187	0.39%	0.70%	to	1.25%	-2.55%	to	-2.05%
2010	23	$11.72	to	$14.15	$324	-	0.70%	to	1.25%	25.11%	to	25.89%
2009	13	$9.31	to	$11.25	$143	-	0.70%	to	1.25%	25.74%	to	26.40%
2008	11	$7.37	to	$8.90	$102	0.81%	0.70%	to	1.25%	-30.80%	to	-30.47%
2007	11	$12.63	to	$12.80	$145	0.40%	0.75%	to	1.25%	-2.92%	to	-2.44%
ING Large Cap Growth Portfolio - Institutional Class
2011	2,074	$10.27	to	$15.49	$27,275	0.47%	0.35%	to	1.75%	0.69%	to	1.51%
2010	625	$13.35	to	$15.26	$8,989	0.40%	0.95%	to	1.75%	12.60%	to	13.46%
2009	707	$11.82	to	$13.45	$8,990	0.49%	0.95%	to	1.90%	39.98%	to	41.43%
2008	773	$8.40	to	$9.51	$6,965	0.51%	0.95%	to	1.90%	-28.73%	to	-28.01%
2007	947	$11.72	to	$13.21	$11,913	0.33%	0.95%	to	1.90%	9.80%	to	10.82%
ING Large Cap Value Portfolio - Institutional Class
2011	541	$8.31	to	$10.66	$4,756	1.39%	0.35%	to	1.50%	1.96%	to	3.19%
2010	392	$8.15	to	$10.33	$3,430	2.42%	0.35%	to	1.50%	17.60%	to	18.87%
2009	418	$6.93	to	$8.69	$3,102	-	0.35%	to	1.50%	10.88%	to	11.95%
2008	592	$6.25	to	$7.70	$3,765	2.84%	0.70%	to	1.50%	-31.09%	to	-30.69%
2007	686	$9.07	to	$9.19	$6,290	(a)	0.75%	to	1.50%		(a)
ING Large Cap Value Portfolio - Service Class
2011	43	$10.05	to	$10.10	$431	(e)	0.95%	to	1.40%		(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Marsico Growth Portfolio - Service Class
2011	142	$9.05	to	$11.87	$1,571	0.19%	0.70%	to	1.50%	-3.17%	to	-2.38%
2010	133	$10.04	to	$12.16	$1,523	0.58%	0.75%	to	1.50%	18.14%	to	18.92%
2009	164	$8.38	to	$10.23	$1,595	0.90%	0.70%	to	1.75%	26.78%	to	28.07%
2008	173	$6.61	to	$7.99	$1,285	0.58%	0.70%	to	1.75%	-41.40%	to	-40.73%
2007	171	$11.25	to	$13.48	$2,142	-	0.75%	to	1.90%	11.94%	to	13.28%
ING MFS Total Return Portfolio - Institutional
Class
2011	2,792	$11.29	to	$11.92	$32,630	2.65%	0.95%	to	1.75%	0.09%	to	0.85%
2010	3,512	$11.18	to	$11.82	$40,810	0.44%	0.95%	to	1.90%	8.02%	to	9.14%
2009	4,367	$10.35	to	$10.83	$46,669	2.54%	0.95%	to	1.90%	15.90%	to	17.08%
2008	5,335	$8.93	to	$9.25	$48,840	5.92%	0.95%	to	1.90%	-23.61%	to	-22.92%
2007	7,812	$11.69	to	$12.00	$92,899	3.07%	0.95%	to	1.90%	2.27%	to	3.27%
ING MFS Total Return Portfolio - Service Class
2011	61	$13.89	to	$14.51	$886	2.53%	0.75%	to	1.25%	0.29%	to	0.83%
2010	76	$13.85	to	$14.39	$1,091	0.50%	0.75%	to	1.50%	8.18%	to	9.02%
2009	98	$9.87	to	$13.20	$1,288	2.46%	0.70%	to	1.50%	16.16%	to	17.08%
2008	103	$8.43	to	$11.28	$1,153	6.12%	0.70%	to	1.50%	-23.51%	to	-22.90%
2007	111	$14.29	to	$14.72	$1,623	2.99%	0.75%	to	1.50%	2.44%	to	3.25%
ING MFS Utilities Portfolio - Service Class
2011	156	$10.95	to	$18.24	$2,770	3.61%	0.70%	to	1.50%	4.77%	to	5.69%
2010	146	$10.36	to	$17.28	$2,489	2.62%	0.70%	to	1.50%	12.04%	to	12.87%
2009	148	$9.18	to	$15.31	$2,238	5.00%	0.70%	to	1.50%	30.80%	to	31.90%
2008	187	$6.96	to	$11.62	$2,161	3.26%	0.70%	to	1.50%	-38.65%	to	-38.16%
2007	219	$18.42	to	$18.79	$4,096	0.87%	0.75%	to	1.50%	25.48%	to	26.45%
ING PIMCO High Yield Portfolio - Service Class
2011	277	$13.96	to	$15.56	$4,207	7.25%	0.70%	to	1.50%	2.85%	to	3.66%
2010	322	$13.47	to	$15.01	$4,727	7.37%	0.70%	to	1.50%	12.60%	to	13.48%
2009	347	$11.87	to	$13.24	$4,530	8.35%	0.70%	to	1.50%	47.37%	to	48.38%
2008	199	$8.00	to	$8.93	$1,748	8.39%	0.70%	to	1.40%	-23.67%	to	-23.08%
2007	248	$10.75	to	$11.61	$2,850	6.50%	0.75%	to	1.40%	1.42%	to	2.11%

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING PIMCO Total Return Bond Portfolio - Service
Class
2011	200	$10.01	to	$10.05	$2,004	(e)	0.95%	to	1.45%		(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
ING Pioneer Fund Portfolio - Institutional Class
2011	700	$9.67	to	$11.62	$7,951	1.45%	0.75%	to	2.25%	-6.42%	to -5.06%
2010	908	$10.23	to	$12.26	$10,904	1.16%	0.75%	to	2.25%	13.53%	to 15.29%
2009	1,085	$8.92	to	$10.66	$11,381	1.38%	0.75%	to	2.25%	21.75%	to 23.51%
2008	1,190	$7.26	to	$8.64	$10,140	3.23%	0.75%	to	2.25%	-36.00%	to -34.98%
2007	1,663	$11.18	to	$13.33	$21,812	1.25%	0.75%	to	2.25%	2.97%	to 4.52%
ING Pioneer Mid Cap Value Portfolio - Institutional
Class
2011	206	$9.82	to	$10.30	$2,100	1.43%	0.70%	to	1.50%	-6.30%	to -5.50%
2010	259	$10.48	to	$10.90	$2,795	1.11%	0.70%	to	1.50%	16.44%	to 17.33%
2009	284	$9.00	to	$9.29	$2,620	1.39%	0.70%	to	1.50%	23.63%	to 24.53%
2008	328	$7.28	to	$7.46	$2,428	2.07%	0.70%	to	1.50%	-33.94%	to -33.42%
2007	337	$11.02	to	$11.16	$3,758	0.11%	0.75%	to	1.50%	4.99%
ING Pioneer Mid Cap Value Portfolio - Service Class
2011	59	$9.53	to	$9.98	$579	1.13%	0.95%	to	1.75%	-6.66%	to -5.85%
2010	79	$10.21	to	$10.60	$831	0.89%	0.95%	to	1.75%	15.89%	to 16.74%
2009	82	$8.81	to	$9.08	$737	1.11%	0.95%	to	1.75%	23.04%	to 24.04%
2008	96	$7.14	to	$7.32	$700	1.54%	0.95%	to	1.90%	-34.38%	to -33.76%
2007	113	$10.88	to	$11.05	$1,247	0.88%	0.95%	to	1.90%	3.61%	to 4.44%
ING Retirement Conservative Portfolio - Adviser
Class
2011	84	$10.05	to	$10.08	$846	(e)	0.95%	to	1.40%		(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Retirement Growth Portfolio - Adviser Class
2011	453	$9.19	to	$10.15	$4,575	0.89%	0.95%	to	1.40%	-2.52%	to	-2.12%
2010	536	$10.31	to	$10.37	$5,538	0.36%	0.95%	to	1.40%	10.03%	to	10.55%
2009	600	$9.36	to	$9.38	$5,625	(c)	0.95%	to	1.90%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
ING Retirement Moderate Growth Portfolio -
Adviser Class
2011	511	$9.38	to	$10.51	$5,336	0.97%	0.95%	to	1.40%	-1.33%	to	-0.85%
2010	611	$10.54	to	$10.60	$6,453	0.45%	0.95%	to	1.40%	9.45%	to	9.96%
2009	795	$9.62	to	$9.64	$7,664	(c)	0.95%	to	1.75%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
ING Retirement Moderate Portfolio - Adviser Class
2011	593	$9.65	to	$10.83	$6,382	1.37%	0.95%	to	1.40%	0.66%	to	1.12%
2010	672	$10.65	to	$10.71	$7,174	0.59%	0.95%	to	1.40%	8.01%	to	8.51%
2009	915	$9.85	to	$9.87	$9,028	(c)	0.95%	to	1.90%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
2011	900	$9.61	to	$14.22	$12,364	1.91%	0.70%	to	1.50%	1.35%	to	2.11%
2010	828	$11.38	to	$13.93	$11,444	1.61%	0.70%	to	1.50%	12.37%	to	13.23%
2009	901	$10.05	to	$12.31	$11,020	1.94%	0.70%	to	1.50%	31.27%	to	32.41%
2008	861	$7.59	to	$9.30	$7,963	4.70%	0.70%	to	1.50%	-28.63%	to	-28.07%
2007	700	$12.68	to	$12.93	$9,010	1.88%	0.75%	to	1.50%	2.84%	to	3.61%
ING T. Rowe Price Equity Income Portfolio -
Service Class
2011	438	$9.68	to	$15.44	$5,626	2.00%	0.70%	to	1.50%	-2.41%	to	-1.50%
2010	432	$9.77	to	$15.76	$5,791	1.50%	0.70%	to	1.75%	12.95%	to	14.11%
2009	509	$8.60	to	$13.92	$6,057	1.78%	0.70%	to	1.90%	22.51%	to	23.99%
2008	476	$7.02	to	$11.30	$4,389	4.20%	0.75%	to	1.90%	-36.93%	to	-36.15%
2007	486	$11.13	to	$17.84	$7,362	1.39%	0.75%	to	1.90%	1.09%	to	2.30%

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price International Stock Portfolio -
Service Class
2011	325	$8.09	to	$12.35	$3,476	3.52%	0.70%	to	1.50%	-13.67%	to	-13.01%
2010	382	$9.30	to	$14.20	$4,700	1.36%	0.70%	to	1.50%	12.11%	to	13.00%
2009	488	$8.23	to	$12.57	$5,429	1.23%	0.70%	to	1.75%	35.17%	to	36.71%
2008	627	$6.02	to	$9.21	$5,138	1.03%	0.70%	to	1.90%	-50.48%	to	-49.86%
2007	822	$12.70	to	$18.37	$13,733	1.00%	0.75%	to	1.90%	18.26%	to	19.67%
ING Templeton Global Growth Portfolio - Service
Class
2011	34	$8.60	to	$8.82	$297	1.60%	0.95%	to	1.40%	-7.03%	to	-6.67%
2010	35	$9.25	to	$9.45	$327	1.23%	0.95%	to	1.40%	6.20%	to	6.78%
2009	56	$8.54	to	$8.85	$489	2.16%	0.95%	to	1.90%	29.79%	to	30.92%
2008	66	$6.58	to	$6.76	$438	1.06%	0.95%	to	1.90%	-40.88%	to	-40.23%
2007	113	$11.13	to	$11.31	$1,268	1.33%	0.95%	to	1.90%	0.45%	to	1.43%
ING U.S. Stock Index Portfolio - Service Class
2011	5		$11.77		$57	1.71%		0.75%		0.86%
2010	5		$11.67		$60	(d)		0.75%			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
ING Money Market Portfolio - Class I
2011	6,156	$9.91	to	$16.15	$82,585	0.00%	0.35%	to	1.75%	-1.77%	to	-0.40%
2010	7,277	$9.97	to	$16.27	$97,671	0.02%	0.35%	to	1.90%	-1.68%	to	-0.10%
2009	10,475	$10.02	to	$16.35	$140,358	0.30%	0.35%	to	1.90%	-1.56%	to	0.10%
2008	15,397	$10.06	to	$16.42	$207,378	5.24%	0.70%	to	1.90%	0.65%	to	1.92%
2007	15,622	$10.59	to	$16.11	$204,844	4.10%	0.75%	to	1.90%	3.14%	to	4.34%
ING Money Market Portfolio - Class S
2011	28		$9.84		$273	-		0.75%		-0.71%
2010	32		$9.91		$313	(d)		0.75%			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING American Century Small-Mid Cap Value
Portfolio - Service Class
2011	110	$12.36	to	$19.97	$1,740	0.95%	0.35%	to	1.25%	-4.36%	to	-3.46%
2010	131	$13.00	to	$20.82	$2,244	1.13%	0.35%	to	1.25%	20.45%	to	21.61%
2009	91	$10.69	to	$17.22	$1,309	1.75%	0.35%	to	1.25%	34.10%	to	34.63%
2008	106	$10.76	to	$12.82	$1,200	0.69%	0.75%	to	1.50%	-27.69%	to	-27.11%
2007	89	$14.88	to	$17.62	$1,399	0.39%	0.75%	to	1.50%	-4.31%	to	-3.60%
ING Baron Small Cap Growth Portfolio - Service
Class
2011	248	$9.18	to	$20.46	$3,850	-	0.70%	to	1.50%	0.69%	to	1.54%
2010	239	$9.99	to	$20.21	$3,700	-	0.70%	to	1.75%	24.25%	to	25.62%
2009	267	$8.00	to	$16.13	$3,335	-	0.70%	to	1.90%	32.67%	to	34.28%
2008	298	$6.03	to	$12.04	$2,765	-	0.70%	to	1.90%	-42.35%	to	-41.71%
2007	329	$10.46	to	$20.69	$5,233	-	0.75%	to	1.90%	4.08%	to	5.32%
ING Columbia Small Cap Value II Portfolio -
Service Class
2011	45	$9.67	to	$10.04	$446	0.52%	0.75%	to	1.40%	-4.07%	to	-3.37%
2010	70	$10.08	to	$10.39	$719	0.87%	0.75%	to	1.40%	23.53%	to	24.28%
2009	80	$8.05	to	$8.36	$663	1.26%	0.75%	to	1.75%	22.53%	to	23.85%
2008	114	$6.54	to	$6.75	$761	0.08%	0.75%	to	1.90%	-35.38%	to	-34.59%
2007	164	$10.12	to	$10.32	$1,676	0.08%	0.75%	to	1.90%	1.00%	to	2.18%
ING Davis New York Venture Portfolio - Service
Class
2011	201	$9.05	to	$13.54	$2,042	1.03%	0.70%	to	1.50%	-6.12%	to	-5.31%
2010	245	$9.64	to	$14.34	$2,620	0.39%	0.70%	to	1.50%	10.40%	to	11.28%
2009	260	$8.63	to	$12.92	$2,481	0.65%	0.70%	to	1.75%	29.39%	to	30.76%
2008	285	$6.65	to	$9.91	$2,118	0.76%	0.70%	to	1.90%	-40.36%	to	-39.73%
2007	274	$11.15	to	$13.92	$3,386	0.26%	0.75%	to	1.90%	2.20%	to	3.42%
ING Global Bond Portfolio - Initial Class
2011	2,756	$11.91	to	$14.09	$37,677	7.33%	0.35%	to	2.25%	1.43%	to	3.33%
2010	3,344	$11.57	to	$13.70	$44,608	3.12%	0.35%	to	2.25%	13.30%	to	15.50%
2009	3,753	$10.05	to	$11.92	$43,730	3.79%	0.35%	to	2.25%	18.91%	to	20.74%
2008	4,539	$8.33	to	$9.88	$44,027	5.46%	0.70%	to	2.25%	-17.39%	to	-16.18%
2007	5,739	$11.33	to	$11.79	$66,638	4.56%	0.75%	to	2.25%	6.29%	to	7.95%

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Global Bond Portfolio - Service Class
2011	11		$13.38		$146	13.79%		1.25%		2.22%
2010	9		$13.09		$115	2.69%		1.25%		14.12%
2009	9		$11.47		$108	6.45%		1.25%		19.85%
2008	2		$9.57		$16	5.56%		1.25%		-16.85%
2007	2		$11.51		$20	9.52%		1.25%		7.27%
ING Invesco Van Kampen Comstock Portfolio -
Service Class
2011	64	$10.51	to	$14.45	$813	1.37%	0.70%	to	1.50%	-3.51%	to	-2.78%
2010	72	$10.81	to	$14.90	$937	1.33%	0.70%	to	1.50%	13.41%	to	14.39%
2009	90	$9.45	to	$13.06	$1,025	1.84%	0.70%	to	1.50%	26.58%	to	27.53%
2008	153	$7.41	to	$10.26	$1,370	3.71%	0.70%	to	1.50%	-37.39%	to	-36.94%
2007	180	$13.64	to	$16.31	$2,568	1.24%	0.75%	to	1.50%	-3.74%	to	-3.00%
ING Invesco Van Kampen Equity and Income
Portfolio - Initial Class
2011	4,118	$11.20	to	$12.56	$50,725	2.13%	0.35%	to	1.75%	-2.86%	to	-1.39%
2010	4,907	$11.40	to	$12.82	$61,835	1.73%	0.35%	to	1.75%	10.37%	to	11.94%
2009	5,882	$10.22	to	$11.52	$66,795	1.79%	0.35%	to	1.90%	20.33%	to	21.86%
2008	7,182	$8.39	to	$9.48	$67,293	4.97%	0.70%	to	1.90%	-24.82%	to	-23.94%
2007	9,133	$12.07	to	$12.49	$112,954	2.44%	0.75%	to	1.90%	1.59%	to	2.83%
ING JPMorgan Mid Cap Value Portfolio - Service
Class
2011	111	$11.60	to	$20.29	$1,872	0.88%	0.35%	to	1.50%	0.29%	to	1.47%
2010	106	$11.47	to	$20.12	$1,745	0.68%	0.35%	to	1.50%	21.11%	to	22.49%
2009	138	$9.40	to	$16.52	$1,764	1.21%	0.35%	to	1.50%	23.86%	to	24.83%
2008	129	$7.53	to	$13.27	$1,530	1.91%	0.70%	to	1.50%	-34.07%	to	-33.54%
2007	165	$17.23	to	$20.01	$2,982	0.52%	0.75%	to	1.50%	0.82%	to	1.58%
ING Oppenheimer Global Portfolio - Initial Class
2011	5,948	$10.20	to	$12.70	$73,458	1.50%	0.35%	to	1.90%	-9.84%	to	-8.41%
2010	6,770	$11.18	to	$13.96	$92,120	1.58%	0.35%	to	1.90%	13.88%	to	15.66%
2009	7,725	$9.70	to	$12.14	$91,664	2.37%	0.35%	to	1.90%	36.95%	to	38.57%
2008	8,892	$7.00	to	$8.78	$76,622	2.27%	0.70%	to	1.90%	-41.47%	to	-40.72%
2007	10,904	$12.18	to	$14.86	$159,447	1.08%	0.75%	to	1.90%	4.48%	to	5.77%

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING PIMCO Total Return Portfolio - Service Class
2011	836	$12.20	to	$15.82	$12,993	2.59%	0.70%	to	1.50%	1.73%	to	2.52%
2010	997	$11.90	to	$15.44	$15,202	3.38%	0.70%	to	1.50%	5.93%	to	6.82%
2009	1,003	$11.14	to	$14.46	$14,338	3.27%	0.70%	to	1.50%	10.98%	to	11.85%
2008	776	$9.96	to	$12.94	$9,940	4.66%	0.70%	to	1.50%	-1.68%	to	-0.92%
2007	620	$12.51	to	$13.06	$8,027	3.35%	0.75%	to	1.50%	7.75%	to	8.56%
ING Pioneer High Yield Portfolio - Initial Class
2011	1,172	$13.53	to	$15.12	$16,258	5.71%	0.70%	to	1.75%	-2.45%	to	-1.40%
2010	1,392	$13.82	to	$15.34	$19,661	6.04%	0.70%	to	1.90%	16.72%	to	18.09%
2009	1,614	$11.84	to	$12.99	$19,385	7.84%	0.75%	to	1.90%	63.99%	to	65.90%
2008	1,746	$7.22	to	$7.83	$12,668	7.56%	0.75%	to	1.90%	-30.23%	to	-29.96%
2007	32	$11.08	to	$11.18	$355	23.40%	0.75%	to	1.25%	4.73%	to	5.37%
ING Solution 2015 Portfolio - Service Class
2011	278	$10.48	to	$11.73	$3,208	3.04%	0.70%	to	1.50%	-2.19%	to	-1.41%
2010	316	$10.63	to	$11.90	$3,709	2.28%	0.70%	to	1.50%	9.61%	to	10.50%
2009	311	$9.62	to	$10.78	$3,305	3.95%	0.70%	to	1.50%	20.49%	to	21.46%
2008	280	$7.92	to	$8.88	$2,423	2.37%	0.70%	to	1.50%	-27.94%	to	-27.39%
2007	119	$11.99	to	$12.23	$1,452	0.58%	0.75%	to	1.50%	3.01%	to	3.82%
ING Solution 2025 Portfolio - Service Class
2011	201	$10.09	to	$11.31	$2,159	1.93%	0.35%	to	1.50%	-4.53%	to	-3.40%
2010	215	$10.48	to	$11.75	$2,404	1.54%	0.35%	to	1.50%	12.04%	to	13.37%
2009	204	$9.28	to	$10.41	$2,009	3.22%	0.35%	to	1.50%	24.18%	to	24.90%
2008	186	$7.43	to	$8.34	$1,467	1.08%	0.70%	to	1.25%	-34.64%	to	-34.33%
2007	191	$12.53	to	$12.70	$2,417	0.43%	0.75%	to	1.25%	3.30%	to	3.84%
ING Solution 2035 Portfolio - Service Class
2011	325	$9.89	to	$11.27	$3,402	1.59%	0.35%	to	1.25%	-5.79%	to	-4.92%
2010	296	$10.44	to	$11.90	$3,271	1.18%	0.35%	to	1.25%	13.10%	to	14.16%
2009	239	$9.18	to	$10.47	$2,339	2.94%	0.35%	to	1.25%	26.77%	to	27.50%
2008	157	$7.20	to	$8.22	$1,196	1.34%	0.70%	to	1.25%	-37.78%	to	-37.49%
2007	125	$12.97	to	$13.15	$1,630	0.58%	0.75%	to	1.25%	4.01%	to	4.53%

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2045 Portfolio - Service Class
2011	141	$9.65	to	$11.23	$1,424	1.18%	0.35%	to	1.50%	-6.56%	to	-5.41%
2010	87	$10.25	to	$11.92	$940	1.12%	0.35%	to	1.50%	13.39%	to	14.73%
2009	122	$8.96	to	$10.44	$1,200	2.34%	0.35%	to	1.50%	28.18%	to	28.92%
2008	99	$6.95	to	$8.10	$764	1.03%	0.70%	to	1.25%	-40.58%	to	-40.27%
2007	102	$13.38	to	$13.56	$1,381	0.36%	0.75%	to	1.25%	4.45%	to	4.95%
ING Solution Income Portfolio - Service Class
2011	91	$10.94	to	$11.99	$1,072	3.38%	0.70%	to	1.25%	-0.94%	to	-0.36%
2010	74	$10.98	to	$12.04	$879	2.76%	0.70%	to	1.25%	8.33%	to	8.82%
2009	131	$10.09	to	$11.07	$1,436	5.89%	0.70%	to	1.25%	16.28%	to	16.38%
2008	144	$8.67	to	$9.52	$1,349	1.53%	0.70%	to	0.75%	-17.29%
2007	110	$11.35	to	$11.51	$1,264	1.20%	0.75%	to	1.25%	3.94%	to	4.45%
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2011	3,031	$11.18	to	$14.11	$41,422	0.34%	0.35%	to	1.75%	-5.45%	to	-4.06%
2010	3,375	$11.70	to	$14.79	$48,429	0.28%	0.35%	to	1.90%	26.01%	to	28.03%
2009	3,724	$9.16	to	$11.62	$42,125	0.42%	0.35%	to	1.90%	43.73%	to	45.43%
2008	4,178	$6.30	to	$8.01	$32,650	0.46%	0.70%	to	1.90%	-44.27%	to	-43.58%
2007	4,927	$12.59	to	$14.23	$68,707	0.19%	0.75%	to	1.90%	11.23%	to	12.51%
ING T. Rowe Price Growth Equity Portfolio - Initial
Class
2011	1,207	$9.17	to	$29.43	$28,652	-	0.35%	to	1.50%	-2.57%	to	-1.45%
2010	1,303	$10.93	to	$30.17	$32,431	0.03%	0.35%	to	1.50%	15.12%	to	16.42%
2009	1,461	$9.42	to	$26.18	$31,789	0.16%	0.35%	to	1.50%	40.87%	to	41.88%
2008	1,613	$6.64	to	$18.58	$25,211	1.34%	0.70%	to	1.50%	-43.09%	to	-42.62%
2007	1,963	$12.35	to	$32.60	$53,823	0.49%	0.75%	to	1.50%	8.25%	to	9.05%
ING Templeton Foreign Equity Portfolio - Initial
Class
2011	1,868	$7.44	to	$8.73	$14,333	1.94%	0.35%	to	1.90%	-13.59%	to	-12.26%
2010	2,227	$8.61	to	$9.95	$19,635	2.22%	0.35%	to	1.90%	6.69%	to	8.51%
2009	2,572	$8.07	to	$9.17	$21,070	-	0.35%	to	1.90%	29.74%	to	31.31%
2008	2,911	$6.22	to	$6.93	$18,241	(b)	0.70%	to	1.90%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Thornburg Value Portfolio - Initial Class
2011	887	$5.91	to	$28.13	$12,298	0.75%	0.70%	to	1.75%	-14.60%	to	-13.75%
2010	1,092	$6.92	to	$32.62	$17,212	1.50%	0.70%	to	1.75%	9.49%	to	10.66%
2009	1,201	$6.24	to	$29.51	$17,350	1.13%	0.70%	to	1.90%	42.02%	to	43.73%
2008	1,334	$4.39	to	$20.54	$13,421	0.52%	0.70%	to	1.90%	-40.92%	to	-40.20%
2007	1,750	$7.43	to	$34.35	$27,434	0.48%	0.75%	to	1.90%	5.24%	to	6.45%
ING UBS U.S. Large Cap Equity Portfolio - Initial
Class
2011	984	$6.80	to	$15.99	$12,801	1.09%	0.70%	to	1.75%	-4.23%	to	-3.23%
2010	1,174	$7.10	to	$16.53	$15,770	0.88%	0.70%	to	1.75%	11.46%	to	12.69%
2009	1,402	$6.28	to	$14.68	$16,616	1.39%	0.70%	to	1.90%	29.22%	to	30.74%
2008	1,676	$4.86	to	$11.23	$15,297	2.38%	0.70%	to	1.90%	-40.95%	to	-40.20%
2007	2,083	$8.23	to	$18.78	$30,926	0.72%	0.75%	to	1.90%	-0.72%	to	0.43%
ING Strategic Allocation Conservative Portfolio -
Class I
2011	430	$10.83	to	$20.19	$7,590	4.58%	0.70%	to	1.50%	0.28%	to	1.12%
2010	505	$10.71	to	$19.98	$8,905	4.40%	0.70%	to	1.50%	9.40%	to	10.30%
2009	544	$9.71	to	$18.12	$8,694	7.99%	0.70%	to	1.50%	16.09%	to	16.99%
2008	600	$8.30	to	$15.49	$8,278	4.46%	0.70%	to	1.50%	-24.71%	to	-24.14%
2007	712	$17.01	to	$20.42	$13,112	3.40%	0.75%	to	1.50%	4.23%	to	4.99%
ING Strategic Allocation Growth Portfolio - Class I
2011	457	$8.81	to	$19.54	$7,550	2.72%	0.35%	to	2.25%	-5.06%	to	-3.28%
2010	506	$9.28	to	$20.28	$8,728	3.63%	0.35%	to	2.25%	10.61%	to	12.73%
2009	574	$8.39	to	$18.07	$8,694	9.92%	0.35%	to	2.25%	22.48%	to	24.86%
2008	711	$6.85	to	$14.54	$8,438	2.39%	0.70%	to	2.25%	-37.50%	to	-36.53%
2007	716	$10.96	to	$22.91	$14,104	1.78%	0.75%	to	2.25%	2.62%	to	4.28%
ING Strategic Allocation Moderate Portfolio - Class I
2011	592	$9.67	to	$19.73	$9,597	3.47%	0.35%	to	2.25%	-2.72%	to	-0.94%
2010	645	$9.94	to	$19.99	$10,595	4.10%	0.35%	to	2.25%	9.47%	to	11.68%
2009	673	$9.08	to	$17.98	$10,045	8.73%	0.35%	to	2.25%	19.16%	to	21.48%
2008	770	$7.62	to	$14.87	$9,608	3.23%	0.70%	to	2.25%	-32.02%	to	-31.00%
2007	893	$11.21	to	$21.55	$16,300	2.24%	0.75%	to	2.25%	3.13%	to	4.71%

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Growth and Income Portfolio - Class A
2011	157		$10.15		$1,594	(e)		1.25%			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
ING Growth and Income Portfolio - Class I
2011	9,359	$7.15	to	$289.30	$198,743	1.24%	0.35%	to	2.25%	-2.59%	to	-0.57%
2010	10,173	$7.34	to	$292.82	$225,273	1.04%	0.35%	to	2.25%	11.72%	to	13.76%
2009	11,088	$6.57	to	$258.97	$215,519	1.43%	0.35%	to	2.25%	27.33%	to	29.89%
2008	11,849	$5.16	to	$200.72	$186,679	1.48%	0.70%	to	2.25%	-39.08%	to	-38.10%
2007	12,365	$8.47	to	$324.86	$339,189	1.33%	0.75%	to	2.25%	5.09%	to	6.62%
ING GET U.S. Core Portfolio - Series 7
2011	713	$10.02	to	$10.35	$7,214	2.25%	1.45%	to	1.90%	-1.96%	to	-1.52%
2010	853	$10.22	to	$10.51	$8,795	2.15%	1.45%	to	1.90%	0.59%	to	1.06%
2009	1,035	$9.98	to	$10.40	$10,586	2.28%	1.45%	to	2.25%	-1.29%	to	-0.48%
2008	1,220	$10.11	to	$10.45	$12,593	2.00%	1.45%	to	2.25%	-7.16%	to	-6.36%
2007	1,751	$10.84	to	$11.16	$19,355	2.47%	1.45%	to	2.40%	0.84%	to	1.73%
ING GET U.S. Core Portfolio - Series 8
2011	627	$10.02	to	$10.33	$6,368	1.65%	1.45%	to	1.90%	-2.34%	to	-1.90%
2010	730	$10.26	to	$10.53	$7,580	2.23%	1.45%	to	1.90%	0.39%	to	0.96%
2009	842	$10.18	to	$10.43	$8,683	2.16%	1.45%	to	1.95%	-0.10%	to	0.38%
2008	1,061	$10.02	to	$10.39	$10,922	1.90%	1.45%	to	2.40%	-8.74%	to	-7.81%
2007	1,361	$10.98	to	$11.27	$15,240	1.97%	1.45%	to	2.40%	1.10%	to	2.08%
ING GET U.S. Core Portfolio - Series 9
2011	473	$9.90	to	$10.43	$4,855	2.12%	1.45%	to	2.25%	-2.46%	to	-1.70%
2010	588	$10.15	to	$10.61	$6,162	2.09%	1.45%	to	2.25%	1.40%	to	2.22%
2009	686	$10.01	to	$10.38	$7,044	2.23%	1.45%	to	2.25%	-0.69%	to	0.10%
2008	791	$10.08	to	$10.37	$8,130	2.08%	1.45%	to	2.25%	-7.35%	to	-6.58%
2007	1,076	$10.88	to	$11.10	$11,868	2.53%	1.45%	to	2.25%	1.59%	to	2.49%

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 10
2011	372	$10.06	to	$10.36	$3,794	2.61%	1.45%	to	1.90%	-1.57% to -0.96%
2010	420	$10.22	to	$10.46	$4,340	2.63%	1.45%	to	1.90%	2.10% to 2.55%
2009	473	$9.98	to	$10.20	$4,779	2.65%	1.45%	to	1.95%	-2.82% to -2.30%
2008	630	$10.17	to	$10.44	$6,522	2.65%	1.45%	to	2.25%	-6.01% to -5.26%
2007	909	$10.82	to	$11.02	$9,950	2.31%	1.45%	to	2.25%	1.22% to 2.04%
ING GET U.S. Core Portfolio - Series 11
2011	364	$10.14	to	$10.66	$3,827	2.21%	1.45%	to	2.25%	-1.46% to -0.56%
2010	466	$10.29	to	$10.72	$4,945	2.57%	1.45%	to	2.25%	2.49% to 3.28%
2009	586	$10.04	to	$10.38	$6,024	3.90%	1.45%	to	2.25%	-3.00% to -2.17%
2008	772	$10.30	to	$10.61	$8,130	2.27%	1.45%	to	2.40%	-1.90% to -0.93%
2007	1,072	$10.50	to	$10.71	$11,430	3.86%	1.45%	to	2.40%	-0.38% to 0.56%
ING GET U.S. Core Portfolio - Series 12
2011	912	$10.14	to	$10.73	$9,642	2.51%	1.45%	to	2.40%	-1.36% to -0.37%
2010	1,201	$10.28	to	$10.77	$12,788	2.80%	1.45%	to	2.40%	3.21% to 4.26%
2009	1,522	$9.96	to	$10.33	$15,586	3.10%	1.45%	to	2.40%	-2.92% to -2.09%
2008	1,946	$10.26	to	$10.55	$20,401	1.62%	1.45%	to	2.40%	-8.47% to -7.54%
2007	3,718	$11.21	to	$11.41	$42,061	1.30%	1.45%	to	2.40%	0.54% to 1.51%
ING GET U.S. Core Portfolio - Series 13
2011	963	$10.43	to	$10.73	$10,208	2.20%	1.45%	to	1.95%	-0.19% to 0.37%
2010	1,200	$10.45	to	$10.69	$12,706	2.55%	1.45%	to	1.95%	4.60% to 5.01%
2009	1,430	$9.89	to	$10.18	$14,452	3.52%	1.45%	to	2.25%	-4.26% to -3.42%
2008	1,853	$10.33	to	$10.54	$19,436	2.20%	1.45%	to	2.25%	0.10% to 0.86%
2007	3,214	$10.30	to	$10.45	$33,324	0.61%	1.45%	to	2.40%	2.39% to 3.36%
ING GET U.S. Core Portfolio - Series 14
2011	716	$10.41	to	$10.93	$7,759	3.00%	1.45%	to	2.40%	0.77% to 1.67%
2010	908	$10.33	to	$10.75	$9,684	3.89%	1.45%	to	2.40%	4.24% to 5.39%
2009	1,241	$9.91	to	$10.20	$12,578	3.96%	1.45%	to	2.40%	-3.22% to -2.30%
2008	2,041	$10.24	to	$10.44	$21,091	1.89%	1.45%	to	2.40%	0.59% to 1.56%
2007	2,501	$10.18	to	$10.28	$25,572	-	1.45%	to	2.40%	2.50% to 2.80%

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING BlackRock Science and Technology
Opportunities Portfolio - Class I
2011	1,216	$4.46	to	$15.58	$5,733	-	0.70%	to	1.75%	-12.04%	to	-11.01%
2010	1,300	$5.06	to	$17.57	$6,924	-	0.70%	to	1.75%	16.52%	to	17.75%
2009	1,248	$4.33	to	$14.96	$5,656	-	0.70%	to	1.90%	49.83%	to	51.79%
2008	1,247	$2.88	to	$9.89	$3,743	-	0.70%	to	1.90%	-40.97%	to	-40.27%
2007	1,830	$4.86	to	$16.58	$9,192	-	0.75%	to	1.90%	16.82%	to	18.20%
ING Euro STOXX 50 Index Portfolio - Institutional
Class
2011	4		$7.76		$34	2.94%		0.75%		-17.62%
2010	4		$9.42		$34	(d)		0.75%			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
ING Index Plus LargeCap Portfolio - Class I
2011	4,686	$7.82	to	$20.48	$64,463	1.92%	0.35%	to	2.25%	-2.21%	to	-0.38%
2010	5,572	$7.84	to	$20.66	$77,272	1.95%	0.35%	to	2.25%	11.35%	to	13.57%
2009	7,031	$7.02	to	$18.26	$84,361	3.02%	0.35%	to	2.25%	20.43%	to	22.96%
2008	8,508	$5.80	to	$14.93	$79,909	2.29%	0.70%	to	2.25%	-38.56%	to	-37.69%
2007	10,284	$9.42	to	$23.96	$155,324	1.17%	0.75%	to	2.25%	2.70%	to	4.22%
ING Index Plus MidCap Portfolio - Class I
2011	403	$10.65	to	$24.32	$8,915	0.81%	0.35%	to	1.50%	-2.62%	to	-1.46%
2010	433	$10.85	to	$24.80	$9,868	1.09%	0.35%	to	1.50%	20.12%	to	21.48%
2009	494	$8.96	to	$20.51	$9,299	1.60%	0.35%	to	1.50%	29.77%	to	31.44%
2008	527	$6.85	to	$15.69	$7,814	1.43%	0.70%	to	1.50%	-38.51%	to	-38.02%
2007	606	$11.44	to	$25.34	$14,668	0.80%	0.75%	to	1.50%	3.90%	to	4.68%
ING Index Plus SmallCap Portfolio - Class I
2011	219	$10.86	to	$17.95	$3,572	0.76%	0.35%	to	1.50%	-2.20%	to	-1.08%
2010	248	$11.02	to	$18.23	$4,105	0.72%	0.35%	to	1.50%	21.06%	to	22.42%
2009	293	$9.03	to	$14.96	$3,939	1.73%	0.35%	to	1.50%	22.91%	to	24.49%
2008	313	$7.28	to	$12.08	$3,465	0.94%	0.70%	to	1.50%	-34.53%	to	-34.09%
2007	375	$15.87	to	$18.33	$6,359	0.46%	0.75%	to	1.50%	-7.63%	to	-6.92%

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)
ING International Index Portfolio - Class I 2011 2010 2009 2008 2007	687 784 989 36 (b)	$6.84 to $13.02 $7.91 to $14.96 $7.44 to $14.01 $5.91 to $5.94 (b)	$7,623 $10,272 $11,857 $211 (b)	2.73% 3.55% - (b) (b)	0.70% to 1.75% 0.70% to 1.75% 0.70% to 1.90% 0.75% to 1.50% (b)	-13.75% to -12.75% 5.96% to 7.06% 25.89% to 26.77% (b) (b)
ING International Index Portfolio - Class S 2011 2010 2009 2008 2007	3 4 3 (c) (c)	$11.69 $13.52 $12.72 (c) (c)	$34 $53 $42 (c) (c)	2.30% 2.11% (c) (c) (c)	1.25% 1.25% 1.25% (c) (c)	-13.54% 6.29% (c) (c) (c)
ING Russell™ Large Cap Growth Index Portfolio - Class I 2011 2010 2009 2008 2007	1,853 2,128 2,458 (c) (c)	$12.11 to $14.60 $11.71 to $14.18 $11.71 to $12.73 (c) (c)	$24,962 $27,852 $28,908 (c) (c)	1.27% 0.66% (c) (c) (c)	0.70% to 1.75% 0.70% to 1.90% 0.75% to 1.90% (c) (c)	2.39% to 3.48% 10.67% to 11.92% (c) (c) (c)
ING Russell™ Large Cap Index Portfolio - Class I 2011 2010 2009 2008 2007	1,047 1,418 1,651 96 (b)	$9.00 to $14.60 $8.91 to $14.37 $8.06 to $12.93 $6.63 to $6.65 (b)	$14,736 $19,011 $20,115 $641 (b)	1.78% 3.38% - (b) (b)	0.75% to 2.25% 0.70% to 2.25% 0.70% to 2.25% 0.75% to 1.25% (b)	0.29% to 1.76% 9.70% to 11.43% 22.17% to 22.71% (b) (b)
ING Russell™ Large Cap Value Index Portfolio - Class I 2011 2010 2009 2008 2007	526 635 812 (c) (c)	$11.06 to $13.84 $11.05 to $13.86 $12.47 to $12.56 (c) (c)	$7,094 $8,621 $10,184 (c) (c)	1.74% 1.52% (c) (c) (c)	0.75% to 1.75% 0.75% to 1.75% 0.95% to 1.90% (c) (c)	-0.95% to 0.09% 9.45% to 10.35% (c) (c) (c)

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)
ING Russell™ Large Cap Value Index Portfolio - Class S 2011 2010 2009 2008 2007	94 113 125 (c) (c)	$13.59 to $13.65 $13.71 to $13.74 $12.51 to $12.52 (c) (c)	$1,283 $1,547 $1,568 (c) (c)	1.55% 1.41% (c) (c) (c)	1.25% to 1.40% 1.25% to 1.40% 1.25% to 1.40% (c) (c)	-0.88% to -0.66% 9.59% to 9.74% (c) (c) (c)
ING Russell™ Mid Cap Growth Index Portfolio - Class S 2011 2010 2009 2008 2007	37 23 8 (c) (c)	$15.29 to $15.59 $15.87 to $16.06 $12.80 to $12.86 (c) (c)	$576 $367 $101 (c) (c)	0.64% - (c) (c) (c)	0.75% to 1.50% 0.75% to 1.50% 0.75% to 1.50% (c) (c)	-3.65% to -2.93% 23.98% to 24.88% (c) (c) (c)
ING Russell™ Mid Cap Index Portfolio - Class I 2011 2010 2009 2008 2007	48 23 19 5 (b)	$9.81 to $12.46 $10.12 to $12.80 $8.18 to $8.25 $5.93 (b)	$500 $260 $159 $29 (b)	1.58% 0.48% - (b) (b)	0.75% to 1.25% 0.75% to 1.25% 0.75% to 1.25% 0.75% (b)	-3.06% to -2.63% 23.72% to 24.36% 39.12% (b) (b)
ING Russell™ Small Cap Index Portfolio - Class I 2011 2010 2009 2008 2007	53 33 14 5 (b)	$10.29 to $12.15 $10.77 to $12.74 $8.69 to $8.76 $6.97 (b)	$571 $373 $123 $35 (b)	1.06% - - (b) (b)	0.75% to 1.25% 0.75% to 1.50% 0.75% to 1.25% 0.75% (b)	-5.16% to -4.63% 24.86% to 25.46% 25.68% (b) (b)
ING Small Company Portfolio - Class I 2011 2010 2009 2008 2007	1,068 1,304 1,495 1,717 2,343	$11.02 to $31.82 $11.38 to $32.87 $9.21 to $26.63 $7.27 to $21.03 $13.38 to $30.74	$26,266 $33,287 $30,900 $27,869 $53,080	0.41% 0.53% 0.62% 1.10% 0.20%	0.35% to 1.90% 0.35% to 1.90% 0.35% to 1.90% 0.70% to 1.90% 0.75% to 1.90%	-4.35% to -2.87% 21.98% to 24.03% 25.16% to 27.30% -32.37% to -31.57% 3.91% to 5.13%

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING U.S. Bond Index Portfolio - Class I
2011	211	$11.21	to	$12.28	$2,504	2.21%	0.70%	to	1.50%	5.59% to 6.50%
2010	118	$10.54	to	$11.53	$1,305	2.83%	0.70%	to	1.50%	4.79% to 5.39%
2009	63	$10.65	to	$10.94	$675	3.37%	0.70%	to	1.25%	4.51% to 5.09%
2008	9	$10.19	to	$10.22	$96	(b)	0.75%	to	1.25%	(b)
2007	(b)		(b)		(b)	(b)		(b)		(b)
ING International Value Portfolio - Class I
2011	118	$7.23	to	$12.61	$1,333	2.68%	0.70%	to	1.50%	-16.21% to -15.54%
2010	139	$8.56	to	$14.97	$1,872	1.81%	0.70%	to	1.50%	0.94% to 1.78%
2009	248	$8.41	to	$14.75	$3,320	1.39%	0.70%	to	1.50%	25.32% to 26.28%
2008	338	$6.66	to	$11.71	$3,607	2.63%	0.70%	to	1.50%	-43.61% to -43.17%
2007	345	$18.07	to	$20.65	$6,503	1.89%	0.75%	to	1.50%	11.75% to 12.58%
ING MidCap Opportunities Portfolio - Class I
2011	111	$12.47	to	$22.17	$1,849	-	0.70%	to	1.25%	-1.77% to -1.19%
2010	116	$12.62	to	$22.49	$1,993	0.72%	0.70%	to	1.25%	28.71% to 29.44%
2009	40	$9.75	to	$13.30	$523	0.20%	0.70%	to	1.25%	39.80% to 40.49%
2008	54	$6.94	to	$9.47	$498	-	0.70%	to	1.25%	-38.42% to -38.10%
2007	56	$14.81	to	$15.30	$860	-	0.75%	to	1.25%	24.14% to 24.80%
ING MidCap Opportunities Portfolio - Class S
2011	247	$8.89	to	$14.59	$3,438	-	0.95%	to	1.45%	-2.26% to -1.75%
2010	238	$14.14	to	$14.85	$3,477	0.46%	0.95%	to	1.45%	28.08% to 28.79%
2009	264	$10.61	to	$11.53	$2,989	0.11%	0.95%	to	1.90%	38.33% to 39.59%
2008	336	$7.67	to	$8.26	$2,720	-	0.95%	to	1.90%	-38.88% to -38.27%
2007	533	$12.55	to	$13.38	$6,959	-	0.95%	to	1.90%	23.04% to 24.23%
ING SmallCap Opportunities Portfolio - Class I
2011	69	$10.53	to	$18.52	$767	-	0.70%	to	1.25%	-0.38% to 0.17%
2010	77	$10.57	to	$18.54	$852	-	0.70%	to	1.25%	30.66% to 31.40%
2009	38	$8.09	to	$14.14	$320	-	0.70%	to	1.25%	29.44% to 30.13%
2008	67	$6.25	to	$10.89	$522	-	0.70%	to	1.25%	-35.30% to -34.97%
2007	41	$9.66	to	$16.79	$410	-	0.75%	to	1.25%	8.66% to 9.31%

176

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)
ING SmallCap Opportunities Portfolio - Class S 2011 2010 2009 2008 2007	211 249 264 320 465	$9.19 to $10.08 $9.63 to $10.12 $7.21 to $7.74 $5.55 to $5.98 $8.65 to $9.22	$2,075 $2,465 $2,004 $1,876 $4,184	- - - - -	0.95% to 1.45% 0.95% to 1.45% 0.95% to 1.75% 0.95% to 1.90% 0.95% to 1.90%	-0.83% to -0.40% 30.11% to 30.75% 28.52% to 29.43% -35.84% to -35.14% 7.72% to 8.73%
Invesco V.I. Capital Appreciation Fund - Series I Shares 2011 2010 2009 2008 2007	70 69 79 76 77	$7.86 to $10.09 $8.66 to $11.09 $7.61 to $9.73 $6.38 to $8.13 $11.27 to $14.32	$600 $649 $648 $523 $929	0.16% 0.77% 0.68% - -	0.70% to 1.50% 0.70% to 1.50% 0.35% to 1.50% 0.70% to 1.50% 0.75% to 1.50%	-9.24% to -8.54% 13.80% to 14.67% 19.28% to 20.72% -43.39% to -42.94% 10.38% to 11.18%
Invesco V.I. Core Equity Fund - Series I Shares 2011 2010 2009 2008 2007	139 144 155 135 132	$9.61 to $15.62 $9.76 to $15.78 $9.05 to $14.54 $7.16 to $11.44 $10.40 to $16.53	$1,485 $1,555 $1,552 $1,084 $1,492	0.99% 0.97% 1.97% 2.41% 1.16%	0.35% to 1.50% 0.35% to 1.50% 0.35% to 1.50% 0.70% to 1.50% 0.75% to 1.50%	-1.54% to -0.38% 7.85% to 9.23% 26.40% to 28.02% -31.15% to -30.63% 6.45% to 7.25%
Janus Aspen Series Balanced Portfolio - Institutional Shares 2011 2010 2009 2008 2007	- - - 1 1	$38.57 $38.24 $35.54 $28.45 $34.05	$14 $14 $13 $16 $23	- - 6.90% - 4.55%	0.75% 0.75% 0.75% 0.75% 0.75%	0.86% 7.60% 24.92% -16.45% 9.70%
Janus Aspen Series Enterprise Portfolio - Institutional Shares 2011 2010 2009 2008 2007	- - - - -	$32.38 $29.69 to $33.10 $23.95 to $26.50 $16.79 to $18.43 $30.28 to $33.00	- $2 $2 $1 $8	- - - - -	0.75% 0.75% to 1.50% 0.75% to 1.50% 0.75% to 1.50% 0.75% to 1.50%	-2.18% 23.97% to 24.91% 42.64% to 43.79% -44.55% to -44.15% 20.21% to 21.10%

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Janus Aspen Series Flexible Bond Portfolio -
Institutional Shares
2011	-		$31.93		$3	-		0.75%		5.94%
2010	-		$30.14		$3	-		0.75%		7.18%
2009	-		$28.12		$3	-		0.75%		12.35%
2008	-		$25.03		$3	-		0.75%		5.26%
2007	1		$23.78		$12	8.33%		0.75%		6.21%
Janus Aspen Series Worldwide Portfolio -
Institutional Shares
2011	-		$21.33		$1	-		0.75%		-14.41%
2010	-		$24.92		$1	-		0.75%		15.00%
2009	-		$21.67		$1	-		0.75%		36.63%
2008	-		$15.86		$2	-		0.75%		-45.06%
2007	-		$28.87		$8	-		0.75%		8.82%
Lord Abbett Series Fund - Mid-Cap Value
Portfolio - Class VC
2011	159	$10.77	to	$15.83	$2,073	0.22%	0.35%	to	1.50%	-5.45%	to -4.37%
2010	185	$11.30	to	$16.65	$2,550	0.39%	0.35%	to	1.50%	23.52%	to 25.05%
2009	189	$9.07	to	$13.40	$2,101	0.44%	0.35%	to	1.50%	24.74%	to 26.24%
2008	222	$7.21	to	$10.69	$2,000	1.17%	0.70%	to	1.50%	-40.23%	to -39.78%
2007	274	$14.54	to	$17.79	$4,141	0.43%	0.75%	to	1.50%	-0.95%	to -0.20%
Oppenheimer Global Securities/VA
2011	2		$22.55		$47	1.82%		0.75%		-8.96%
2010	3		$24.77		$63	1.60%		0.75%		15.10%
2009	3		$21.52		$62	1.83%		0.75%		38.75%
2008	3		$15.51		$47	1.53%		0.75%		-40.64%
2007	3		$26.13		$84	1.20%		0.75%		5.53%
Oppenheimer Main Street Fund®/VA
2011	26	$9.68	to	$11.55	$267	0.72%	0.80%	to	1.25%	-1.33%	to -0.77%
2010	27	$9.81	to	$11.64	$286	1.05%	0.80%	to	1.25%	14.74%	to 15.13%
2009	31	$8.55	to	$10.11	$288	1.84%	0.80%	to	1.25%	26.67%	to 27.33%
2008	35	$6.75	to	$7.94	$255	1.74%	0.80%	to	1.25%	-39.24%	to -38.97%
2007	36	$11.11	to	$13.01	$434	0.98%	0.80%	to	1.25%	3.06%

178

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Oppenheimer Main Street Small- & Mid-Cap
Fund®/VA
2011	46	$11.12	to	$13.15	$599	0.68%	0.70%	to	1.50%	-3.62%	to	-2.88%
2010	65	$11.45	to	$13.55	$871	0.55%	0.70%	to	1.50%	21.54%	to	22.59%
2009	53	$9.34	to	$11.06	$586	0.83%	0.70%	to	1.50%	35.19%	to	36.21%
2008	47	$6.86	to	$8.12	$382	0.60%	0.70%	to	1.50%	-38.76%	to	-38.34%
2007	47	$12.90	to	$13.17	$617	0.30%	0.75%	to	1.50%	-2.71%	to	-1.94%
Oppenheimer Small- & Mid-Cap Growth Fund/VA
2011	14	$9.05	to	$11.48	$136	-	0.80%	to	1.25%	-0.11%	to	0.35%
2010	5	$9.06	to	$11.44	$55	-	0.80%	to	1.25%	25.83%	to	26.41%
2009	26	$7.20	to	$9.05	$195	-	0.80%	to	1.25%	30.91%	to	31.54%
2008	5	$5.50	to	$6.88	$37	-	0.80%	to	1.25%	-49.68%	to	-49.49%
2007	15	$10.93	to	$13.62	$180	-	0.80%	to	1.25%	5.00%
PIMCO Real Return Portfolio - Administrative Class
2011	513	$12.55	to	$15.51	$7,882	4.86%	0.70%	to	1.50%	10.07%	to	10.87%
2010	508	$11.32	to	$14.00	$7,054	1.41%	0.70%	to	1.50%	6.48%	to	7.40%
2009	671	$10.54	to	$13.04	$8,712	3.08%	0.70%	to	1.50%	16.60%	to	17.50%
2008	532	$8.97	to	$11.10	$5,888	4.40%	0.70%	to	1.50%	-8.21%	to	-7.81%
2007	383	$11.82	to	$12.04	$4,609	3.17%	0.75%	to	1.25%	9.14%	to	9.75%
Pioneer Emerging Markets VCT Portfolio - Class I
2011	129	$7.68	to	$8.03	$1,027	0.30%	0.70%	to	1.50%	-24.51%	to	-23.96%
2010	414	$10.10	to	$10.56	$4,363	0.33%	0.70%	to	1.50%	14.22%	to	15.03%
2009	308	$8.78	to	$9.18	$2,820	1.25%	0.70%	to	1.50%	72.08%	to	73.52%
2008	196	$5.06	to	$5.30	$1,033	0.51%	0.70%	to	1.50%	-58.85%	to	-58.50%
2007	225	$12.71	to	$12.77	$2,870	(a)	0.75%	to	1.50%		(a)
Pioneer High Yield VCT Portfolio - Class I
2011	30	$12.25	to	$14.27	$417	6.31%	0.70%	to	1.50%	-3.16%	to	-2.31%
2010	35	$12.54	to	$14.63	$502	5.51%	0.70%	to	1.50%	16.30%	to	17.23%
2009	45	$10.70	to	$12.48	$551	6.29%	0.70%	to	1.50%	57.99%	to	59.46%
2008	40	$6.71	to	$7.84	$308	7.95%	0.70%	to	1.50%	-36.33%	to	-35.90%
2007	119	$11.89	to	$12.23	$1,452	5.69%	0.75%	to	1.50%	4.53%	to	5.07%

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Wanger International
2011	193	$8.56	to	$9.85	$1,705	4.82%	0.70%	to	1.50%	-15.91% to -15.16%
2010	191	$10.18	to	$11.61	$1,990	2.29%	0.70%	to	1.50%	23.29% to 24.04%
2009	168	$8.33	to	$9.36	$1,413	3.19%	0.70%	to	1.25%	47.96% to 48.81%
2008	72	$5.63	to	$6.29	$406	1.14%	0.70%	to	1.25%	-46.28% to -45.96%
2007	112	$10.46	to	$10.51	$1,172	(a)	0.75%	to	1.50%	(a)
Wanger Select
2011	170	$9.72	to	$13.86	$2,332	2.16%	0.70%	to	1.50%	-18.91% to -18.25%
2010	208	$11.89	to	$16.96	$3,507	0.54%	0.70%	to	1.50%	24.65% to 25.69%
2009	212	$9.46	to	$13.50	$2,845	-	0.70%	to	1.50%	63.80% to 65.10%
2008	212	$5.73	to	$8.19	$1,732	-	0.70%	to	1.50%	-49.84% to -49.41%
2007	267	$15.75	to	$16.19	$4,305	-	0.75%	to	1.50%	7.73% to 8.58%
Wanger USA
2011	50	$11.10	to	$14.23	$705	-	0.70%	to	1.50%	-4.88% to -4.15%
2010	55	$11.58	to	$14.86	$807	-	0.70%	to	1.50%	21.50% to 22.54%
2009	36	$9.45	to	$12.13	$432	-	0.70%	to	1.50%	40.12% to 41.26%
2008	27	$6.69	to	$8.60	$231	-	0.70%	to	1.50%	-40.59% to -40.11%
2007	30	$13.97	to	$14.36	$436	-	0.75%	to	1.50%	3.79% to 4.59%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

(a)	As investment Division had no investments until 2007, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2008, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2009, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2010, this data is not meaningful and is therefore not presented.
(e)	As investment Division had no investments until 2011, this data is not meaningful and is therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets.
The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

ING Life Insurance and Annuity Company and Subsidiaries

Report of Independent Registered Public Accounting Firm

The Board of Directors

ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2011 and 2010, and the related consolidated statements of operations, comprehensive income, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2011.  These financial statements are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  We were not engaged to perform an audit of the Company’s internal control over financial reporting.  Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiaries at December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, in 2009 the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairments.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 27, 2012

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2011	2010
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $16,577.9 at 2011 and $15,104.5 at 2010)	$18,075.4	$16,012.6
Fixed maturities, at fair value using the fair value option	511.9	453.4
Equity securities, available-for-sale, at fair value (cost of $131.8 at 2011 and $179.6 at 2010)	144.9	200.6
Short-term investments	216.8	222.4
Mortgage loans on real estate	2,373.5	1,842.8
Loan - Dutch State obligation	417.0	539.4
Policy loans	245.9	253.0
Limited partnerships/corporations	510.6	463.5
Derivatives	505.8	234.2
Securities pledged (amortized cost of $572.5 at 2011 and $936.5 at 2010)	593.7	962.2
Total investments	23,595.5	21,184.1
Cash and cash equivalents	217.1	231.0
Short-term investments under securities loan agreement, including collateral delivered	524.8	675.4
Accrued investment income	260.2	240.5
Receivable for securities sold	16.7	5.6
Reinsurance recoverable	2,276.3	2,355.9
Deferred policy acquisition costs, Value of business acquired, and Sales inducements to contract holders	1,426.1	1,760.6
Notes receivable from affiliate	175.0	175.0
Short-term loan to affiliate	648.0	304.1
Due from affiliates	52.9	102.4
Property and equipment	84.7	87.4
Other assets	56.4	52.9
Assets held in separate accounts	45,295.2	46,489.1
Total assets	$74,628.9	$73,664.0

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2011	2010
Liabilities and Shareholder’s Equity
Future policy benefits and claims reserves	$23,062.3	$21,491.6
Payable for securities purchased	3.3	33.3
Payables under securities loan agreement, including collateral held	634.8	680.1
Short-term debt	—	214.5
Long-term debt	4.9	4.9
Due to affiliates	126.0	121.2
Current income tax payable to Parent	1.3	49.3
Deferred income taxes	522.9	466.9
Other liabilities	690.5	654.8
Liabilities related to separate accounts	45,295.2	46,489.1
Total liabilities	70,341.2	70,205.7

Shareholder’s equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding; $50 per share value)	2.8	2.8
Additional paid-in capital	4,533.0	4,326.0
Accumulated other comprehensive income (loss)	590.3	304.5
Retained earnings (deficit)	(838.4)	(1,175.0)
Total shareholder’s equity	4,287.7	3,458.3
Total liabilities and shareholder’s equity	$74,628.9	$73,664.0

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Operations

(In millions)

	Years Ended December 31,
	2011	2010	2009
Revenues:
Net investment income	$1,420.9	$1,342.3	$1,242.1
Fee income	615.1	589.7	533.8
Premiums	33.9	67.3	35.0
Broker-dealer commission revenue	218.3	220.0	275.3
Net realized capital gains (losses):
Total other-than-temporary impairment losses	(116.8)	(199.2)	(433.5)
Portion of other-than-temporary impairment losses recognized in Other comprehensive income (loss)	9.5	52.1	39.0
Net other-than-temporary impairments recognized in earnings	(107.3)	(147.1)	(394.5)
Other net realized capital gains	107.6	119.0	149.0
Total net realized capital gains (losses)	0.3	(28.1)	(245.5)
Other income	20.5	34.8	30.0
Total revenue	2,309.0	2,226.0	1,870.7
Benefits and expenses:
Interest credited and other benefits to contract owners	986.8	768.0	511.2
Operating expenses	605.5	710.6	597.6
Broker-dealer commission expense	218.3	220.0	275.3
Net amortization of deferred policy acquisition costs and value of business acquired	155.4	(53.2)	79.6
Interest expense	2.6	2.9	3.5
Total benefits and expenses	1,968.6	1,648.3	1,467.2
Income before income taxes	340.4	577.7	403.5
Income tax expense	3.8	140.8	49.6
Net income	$336.6	$436.9	$353.9

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Comprehensive Income

(In millions)

	For Years Ended December 31,
	2011	2010	2009
Net income	$336.6	$436.9	$353.9
Other comprehensive income, before tax:
Change in unrealized gains on securities	385.3	387.5	879.0
Change in other-than-temporary impairment losses	21.3	(12.7)	(46.7)
Pension and other post-employment benefit liability	(3.4)	(7.4)	13.5
Other comprehensive income, before tax	403.2	367.4	845.8
Income tax expense related to items of other comprehensive income	(117.4)	(47.9)	(227.0)
Other comprehensive income, after tax	285.8	319.5	618.8

Comprehensive income	$622.4	$756.4	$972.7

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder’s
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at January 1, 2009	$2.8	$4,161.3	$(482.1)	$(2,117.5)	$1,564.5
Cumulative effect of change in accounting principle, net of deferred policy acquisition costs and tax	—	—	(151.7)	151.7	—
Comprehensive income:
Net income	—	—	—	353.9	353.9
Other comprehensive income, after tax	—	—	618.8	—	618.8
Total comprehensive income					972.7
Contribution of capital	—	365.0	—	—	365.0
Employee share-based payments	—	1.9	—	—	1.9
Balance at December 31, 2009	2.8	4,528.2	(15.0)	(1,611.9)	2,904.1
Comprehensive income:
Net income	—	—	—	436.9	436.9
Other comprehensive income, after tax	—	—	319.5	—	319.5
Total comprehensive income					756.4
Dividends paid	—	(203.0)	—	—	(203.0)
Employee share-based payments	—	0.8	—	—	0.8
Balance at December 31, 2010	2.8	4,326.0	304.5	(1,175.0)	3,458.3
Comprehensive income:
Net income	—	—	—	336.6	336.6
Other comprehensive income, after tax	—	—	285.8	—	285.8
Total comprehensive income					622.4
Capital contribution	—	201.0	—	—	201.0
Employee share-based payments	—	6.0	—	—	6.0
Balance at December 31, 2011	$2.8	$4,533.0	$590.3	$(838.4)	$4,287.7

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Years Ended December 31,
	2011	2010	2009
Cash Flows from Operating Activities:
Net income	$336.6	$436.9	$353.9
Adjustments to reconcile net income to net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of business acquired, and sales inducements	(164.3)	(167.1)	(152.8)
Net amortization of deferred policy acquisition costs, value of business acquired, and sales inducements	159.1	(48.9)	83.3
Net accretion/decretion of discount/premium	37.0	44.3	45.4
Future policy benefits, claims reserves, and interest credited	855.1	599.5	386.9
Provision for deferred income taxes	(56.5)	65.3	36.7
Net realized capital losses (gains)	(0.3)	28.1	245.5
Depreciation	3.5	3.4	10.4
Change in:
Accrued investment income	(19.7)	(23.3)	(11.4)
Reinsurance recoverable	79.6	74.0	79.3
Other receivable and assets accruals	(3.5)	(86.0)	130.9
Due to/from affiliates	54.3	17.2	7.9
Other payables and accruals	(91.9)	85.5	46.0
Other, net	(75.9)	(42.0)	(112.7)
Net cash provided by operating activities	1,113.1	986.9	1,149.3
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	6,468.5	6,340.3	5,864.2
Equity securities, available-for-sale	63.1	12.9	99.4
Mortgage loans on real estate	332.8	179.2	308.7
Limited partnerships/corporations	93.0	87.2	116.2
Acquisition of:
Fixed maturities	(7,662.0)	(7,383.5)	(6,215.4)
Equity securities, available-for-sale	(5.7)	(16.7)	(25.2)
Mortgage loans on real estate	(863.1)	(147.2)	(87.2)
Limited partnerships/corporations	(68.5)	(85.5)	(49.3)
Derivatives, net	(78.6)	(147.3)	(170.8)
Policy loans, net	7.1	1.7	13.1
Short-term investments, net	5.3	313.1	(492.7)
Loan-Dutch State obligation	122.4	134.7	124.8
Collateral held, net	105.3	4.7	(4.4)
Sales (purchases) of fixed assets, net	(0.8)	—	13.5
Net cash used in investing activities	(1,481.2)	(706.4)	(505.1)

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Years Ended December 31,
	2011	2010	2009
Cash Flows from Financing Activities:
Deposits received for investment contracts	$3,115.4	$2,022.2	$2,069.6
Maturities and withdrawals from investment contracts	(2,403.6)	(2,309.7)	(2,123.6)
Short-term loans to affiliates	(343.9)	(16.9)	(300.2)
Short-term repayments of repurchase agreements, net	(214.7)	214.6	(615.2)
Dividends to parent	—	(203.0)	—
Contribution of capital from parent	201.0	—	365.0
Net cash provided by (used in) financing activities	354.2	(292.8)	(604.4)
Net increase (decrease) in cash and cash equivalents	(13.9)	(12.3)	39.8
Cash and cash equivalents, beginning of period	231.0	243.3	203.5
Cash and cash equivalents, end of period	$217.1	$231.0	$243.3
Supplemental cash flow information:
Income taxes paid, net	$108.4	$0.6	$13.7
Interest paid	$0.3	$—	$4.8
Non-cash transfer Loan-Dutch State obligation	$—	$—	$798.9

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

1.                                      Business, Basis of Presentation and Significant Accounting Policies

Business

ING Life Insurance and Annuity Company (“ILIAC”) is a stock life insurance company domiciled in the state of Connecticut. ILIAC and its wholly-owned subsidiaries (collectively, the “Company”) are providers of financial products and services in the United States.  ILIAC is authorized to conduct its insurance business in all states and the District of Columbia.

ILIAC is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”), which is a direct, wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”). ING AIH is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in the Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING.”

As part of a restructuring plan approved by the European Commission (“EC”), ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including one or more initial public offerings, sales, or a combination thereof. On November 10, 2010, ING announced that, in connection with the restructuring plan, it will prepare for a base case of an initial public offering of the Company and its U.S.-based insurance and investment management affiliates.

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, as well as nonqualified deferred compensation plans and related services. The Company’s products are offered primarily to individuals, pension plans, small businesses, and employer-sponsored groups in the health care, government, and education markets (collectively “not-for-profit” organizations) and corporate markets. The Company’s products are generally distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

Products offered by the Company include deferred and immediate (i.e., payout) annuity contracts.  Company products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

owned assets not invested with the Company. The Company also offers pension and retirement savings plan administrative services.

The Company has one operating segment.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The Consolidated Financial Statements include the accounts of ILIAC and its subsidiaries, ING Financial Advisers, LLC (“IFA”) and Directed Services LLC (“DSL”).

Intercompany transactions and balances between ILIAC and its subsidiaries have been eliminated.  Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

The Company has identified the following accounts and policies as significant in that they involve a higher degree of judgment, are subject to a significant degree of variability, and contain accounting estimates:

Reserves for future policy benefits, valuation and amortization of deferred policy acquisition costs (“DAC”), value of business acquired (“VOBA”), valuation of investments and derivatives, impairments, income taxes, and contingencies.

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or non-performance risk, including the Company’s own credit risk.  The estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability (“exit price”) in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company utilizes a number

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, and industry-standard, vendor-provided software that models the value based on market observable inputs, and other internal modeling techniques based on projected cash flows.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.  Financial assets and liabilities recorded at fair value on the Consolidated Balance Sheets are categorized as follows:

•                              Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.  The Company defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

•                              Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.  Level 2 inputs include the following:

a)                         Quoted prices for similar assets or liabilities in active markets;

b)                         Quoted prices for identical or similar assets or liabilities in non-active markets;

c)                          Inputs other than quoted market prices that are observable; and

d)                         Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•                              Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

When available, the estimated fair value of securities is based on quoted prices in active markets that are readily and regularly obtainable.  When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, including discounted cash flow methodologies, matrix pricing, or other similar techniques. See the Fair Value Measurements note to these Consolidated Financial Statements for additional information regarding the fair value of specific financial assets and liabilities.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Investments

The accounting policies for the Company’s principal investments are as follows:

Fixed Maturities and Equity Securities:  All of the Company’s fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the fair value option (“FVO”).  Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Accumulated other comprehensive income (loss) (“AOCI”), and presented net of related changes in DAC, VOBA, and deferred income taxes.

Certain CMOs, primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.  Investment gains and losses on sales of securities are generally determined on a first-in-first-out (“FIFO”) basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income on the Consolidated Statements of Operations.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), and asset-backed securities (“ABS”). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed securities (“MBS”) and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management’s knowledge of the current market. For credit-sensitive MBS and ABS, and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments:  Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase.  These investments are stated at fair value.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Assets Held in Separate Accounts: Assets held in separate accounts are reported at the fair values of the underlying investments in the separate accounts.  The underlying investments include mutual funds, short-term investments, and cash, and fixed maturities.

Mortgage Loans on Real Estate: The Company’s mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-downs and allowance for losses.  If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lower of either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.  For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure.  The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

All mortgage loans are evaluated by the Company’s investment professionals, including an appraisal of loan-specific credit quality, property characteristics, and market trends. Loan performance is monitored on a loan-specific basis. The Company’s review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items.  This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

All mortgages are evaluated for the purpose of quantifying the level of risk.  Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest.  The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

As of December 31, 2011 and 2010, all mortgage loans are held-for-investment.  The Company diversifies its mortgage loan portfolio by geographic region and property type to reduce concentration risk.  The Company manages risk when originating mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate.

The Company records an allowance for probable incurred, but not specifically identified, losses.

Loan - Dutch State Obligation: The reported value of The State of the Netherlands (the “Dutch State”) loan obligation is based on the outstanding loan balance plus any unamortized premium.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Policy Loans: The reported value of policy loans is equal to the carrying value of the loans.  Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy’s anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, primarily private equities and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying upon the most recent financial information available, where the contractual right exists to receive such financial information on a timely basis. The Company’s equity in earnings from limited partnership interests are accounted for under the equity method is recorded in Net investment income.

Securities Lending: The Company engages in securities lending whereby certain domestic securities from its portfolio are loaned to other institutions for short periods of time.  Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities.  Generally, the lending agent retains all of the cash collateral.  Collateral retained by the agent is invested in liquid assets on behalf of the Company.  The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

As of December 31, 2011 and 2010, the fair value of loaned securities was $515.8 and $651.7, respectively, and is included in Securities pledged on the Consolidated Balance Sheets. Collateral received is included in Short-term investments under securities loan agreement, including collateral delivered.  As of December 31, 2011 and 2010, liabilities to return collateral of $524.8 and $675.5, respectively, are included in Payables under securities loan agreement, including collateral held, on the Consolidated Balance Sheets.

Other-than-temporary Impairments

The Company periodically evaluates its available-for-sale general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes, and changes in ratings of the security.  An extended and severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments, and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected.  In contrast, for certain equity securities, the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Company gives greater weight and consideration to a decline in market value and the likelihood such market value decline will recover.

Effective April 1, 2009, the Company prospectively adopted guidance on the recognition and presentation of OTTI losses (see the “Adoption of New Pronouncements” section below).  When assessing the Company’s intent to sell a security or if it is more likely than not the Company will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost (“intent impairment”), the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations as an OTTI.  If the Company does not intend to sell the security and it is not more likely than not the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected (“credit impairment”) and the amount related to other factors (“noncredit impairment”).  The credit impairment is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss) on the Consolidated Balance Sheets.

Prior to April 1, 2009, the Company recognized in earnings an OTTI for a fixed maturity in an unrealized loss position, unless it could assert that it had both the intent and ability to hold the fixed maturity for a period of time sufficient to allow for a recovery of estimated fair value to the security’s amortized cost. The entire difference between the fixed maturity’s amortized cost basis and its estimated fair value was recognized in earnings if the security was determined to have an OTTI.

There was no change in guidance for equity securities which, when an OTTI has occurred, continue to be impaired for the entire difference between the equity security’s cost and its estimated fair value.

The Company uses the following methodology and significant inputs to determine the amount of the OTTI credit loss:

•                              The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received.  The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

•                              When determining collectability and the period over which the value is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company’s best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that include, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security’s position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

•                             Additional considerations are made when assessing the unique features that apply to certain structured securities such as RMBS, CMBS, and ABS.  These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; and the payment priority within the tranche structure of the security.

•                              When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company’s best estimate of scenarios-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security’s position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates, and the overall macroeconomic conditions.

In periods subsequent to the recognition of the credit related impairment components of OTTI on a fixed maturity through Net realized capital gains (losses) on the Consolidated Statements of Operations, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity in a prospective manner based on the amount and timing of estimated future cash flows.

Derivatives

The Company’s use of derivatives is limited mainly to economic hedging to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk, and market risk. It is the Company’s policy not to offset

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

The Company enters into interest rate, equity market, credit default, and currency contracts, including swaps, futures, forwards, caps, floors, and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool.  The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products.  Open derivative contracts are reported as either Derivatives or Other liabilities, as appropriate, on the Consolidated Balance Sheets at fair value.  Changes in the fair value of derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability (“fair value hedge”); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedge”). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument’s effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

•                             Fair Value Hedge Relationship:  For derivative instruments that are designated and qualify as a fair value hedge (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in Other net realized capital gains (losses).

•                             Cash Flow Hedge Relationship: For derivative instruments that are designated and qualify as a cash flow hedge (e.g., hedging the exposure to the variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction.  The ineffective portion of the derivative’s change in value,

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in Other net realized capital gains (losses).

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the Consolidated Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized immediately in Other net realized capital gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Consolidated Statements of Operations when the Company’s earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the Consolidated Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Other net realized capital gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains (losses).

If the Company’s current debt and claims paying ratings were downgraded in the future, the terms in the Company’s derivative agreements may be triggered, which could negatively impact overall liquidity.  For the majority of the Company’s counterparties, there is a termination event should the Company’s long-term debt ratings drop below BBB+/Baa1.

The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities.

The Company also has investments in certain fixed maturities, and has issued certain annuity products, that contain embedded derivatives whose fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.  Embedded derivatives within fixed maturities are included in Derivatives as assets or liabilities on the Consolidated Balance Sheets, and changes in fair value are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.  Embedded derivatives within annuity products are included in Future policy benefits on

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

the Consolidated Balance Sheets, and changes in the fair value are recorded in Interest credited and other benefits to contract owners in the Consolidated Statements of Operations.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase.  Cash and cash equivalents are stated at fair value.

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation.  Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred.  Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets with the exception of land and artwork, which are not depreciated.

The Company’s property and equipment are depreciated using the following estimated useful lives.

Estimated Useful Lives
Buildings	40 years
Furniture and fixtures	5 years
Leasehold improvements	10 years, or the life of the lease, whichever is shorter
Equipment	3 years

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest.  Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.  VOBA represents the outstanding value of in force business acquired and is subject to amortization and interest.  The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies.

Amortization Methodologies

The Company amortizes DAC and VOBA related to fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits.  Assumptions as to mortality, persistency, interest crediting rates, returns associated with separate account performance, impact of hedge performance, expenses to administer the business, and certain economic variables, such as inflation, are based on the Company’s experience and overall capital markets. At each valuation date,

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

actual historical gross profits are reflected and estimated gross profits, and related assumptions, are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance (“unlocking”).

The Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances each period.  DAC and VOBA are deemed to be recoverable if the estimated gross profits exceed these balances.

Assumptions

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates.  Several assumptions are considered significant in the estimation of future gross profits associated with the Company’s variable products.  One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company’s practice assumes that intermediate-term appreciation in equity markets reverts to the long-term appreciation in equity markets. The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, and a 14% cap. The reversion to the mean methodology was implemented prospectively on January 1, 2011.

Prior to January 1, 2011, the Company utilized a static long-term equity return assumption for projecting account balance growth in all future years. This return assumption was reviewed annually or more frequently, if deemed necessary. Actual returns that were higher than long-term expectations produced higher contract owner account balances, which increased future fee expectations resulting in higher expected gross profits. The opposite result occurred when returns were lower than long-term expectations.

Other significant assumptions include estimated policyholder behavior assumptions, such as surrender, lapse, and annuitization rates. Estimated gross profits of variable annuity contracts are sensitive to these assumptions.

Contract owners may periodically exchange one contract for another, or make modifications to an existing contract.  These transactions are identified as internal replacements.  Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts.  Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts.  Internal

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Consolidated Statements of Operations.

Future Policy Benefits and Contract Owner Accounts

Reserves

The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations under its variable annuity and fixed annuity products.  The principal assumptions used to establish liabilities for future policy benefits are based on Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, and expenses.  Changes in, or deviations from, the assumptions used can significantly affect the Company’s reserve levels and related future operations.

Reserves for individual immediate annuities with life contingent payout benefits are equal to the present value of expected future payments.  Assumptions as to interest rates, mortality, and expenses are based upon the Company’s experience at the period the policy is sold, including a margin for adverse deviation.  Such assumptions generally vary by annuity plan type, year of issue, and policy duration.  Interest rates used to calculate the present value of future benefits ranged from 4.5% to 6.0%.

Although assumptions are “locked-in” upon the issuance of immediate annuities with life contingent payout benefits, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a margin for adverse deviations. Reserves are recorded in Future policy benefits on the Consolidated Balance Sheets.

Contract Owner Accounts

Contract owner account balances relate to investment-type contracts.

Account balances for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged from 0.0% to 7.0% for the years 2011, 2010, and 2009.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Guarantees

The Company records reserves for product guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed credited rates.  The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is reported at fair value.

Reserves for  guaranteed minimum death benefits (“GMDB”) on certain variable annuities are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments.  Expected experience is based on a range of scenarios.  Assumptions used, such as near-term and long-term equity market return, lapse rate, and mortality, are consistent with assumptions used in estimating gross profits for purposes of amortizing DAC, and, thus, are subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor’s (“S&P”) 500 Index. The Company periodically evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

Products with guaranteed credited rates treat the guarantee as an embedded derivative for Stabilizer products and a stand-alone derivative for Managed custody guarantee (“MCG”) products.  These derivatives are measured at estimated fair value with changes in estimated fair value reported in Interest credited and other benefits to contract owners in the Consolidated Statements of Operations.

The estimated fair value of the Stabilizer and MCG contracts is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums.  At inception of the contract the Company projects a guaranteed premium to be equal to the present value of the projected future claims.  The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts.  The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions.  Explicit risk margins are included, as well as an explicit recognition of all nonperformance risks.  Nonperformance risk for product guarantees contains adjustments to the fair values of these contract liabilities related to the current credit standing of ING Insurance and the Company based on the credit default swaps with similar term to maturity and priority of payment.  The ING Insurance credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair values of these product guarantees.

See the Additional Insurance Benefits and Minimum Guarantees note to these Consolidated Financial Statements for more information.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners who bear the investment risk, subject, in limited cases, to certain minimum guarantees.  Investment income and investment gains and losses generally accrue directly to such contract owners.  The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

•                              Such separate accounts are legally recognized;

•                              Assets supporting the contract liabilities are legally insulated from the Company’s general account liabilities;

•                              Investments are directed by the contract holder; and

•                              All investment performance, net of contract fees and assessments, is passed through to the contract holder.

The Company reports separate account assets and liabilities that meet the above criteria at fair value on the Consolidated Balance Sheets based on the fair value of the underlying investments.  Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations.  The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Repurchase Agreements

The Company engages in dollar repurchase agreements with mortgage-backed securities (“dollar rolls”) and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements. The Company enters into dollar roll transactions by selling existing mortgage-backed securities and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company, and the Company, in turn, repays the loan amount along with the additional

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

agreed upon interest. Company policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is invested in short-term investments, with the offsetting obligation to repay the loan included as a liability on the Consolidated Balance Sheets.

The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions and the related repurchase obligation are included in Securities pledged and Short-term debt, respectively, on the Consolidated Balance Sheets.  As of December 31, 2011 and 2010, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions, the related repurchase obligation, including accrued interest, and the collateral posted by the counterparty in connection with the change in the value of pledged securities that will be released upon settlement, were as follows.

	2011	2010

Securities pledged	$—	$216.7
Repurchase obligation	—	214.5
Collateral	—	—

The Company also enters into reverse repurchase agreements.  These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased.  Company policy requires that, at all times during the term of the reverse repurchase agreements, cash or other collateral types provided is sufficient to allow the counterparty to fund substantially all of the cost of purchasing replacement assets. As of December 31, 2011 and 2010, the Company did not have any securities pledged under reverse repurchase agreements.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract.  The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments.  The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal.

Recognition of Insurance Revenue and Related Benefits

For most annuity contracts, charges assessed against contract owner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed.  Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue.  When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected in both

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Premiums and Interest credited and other benefits to contract owners in the Consolidated Statements of Operations.

Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingent payouts.  Premiums, benefits, and expenses are presented net of reinsurance ceded to other companies.

Income Taxes

The Company’s deferred tax assets and liabilities resulting from temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

The results of the Company’s operations are included in the consolidated tax return of ING AIH.  Generally, the Company’s consolidated financial statements recognize the current and deferred income tax consequences that result from the Company’s activities during the current and preceding periods pursuant to the provisions of Accounting Standards Codification topic 740, Income Taxes (ASC 740) as if the Company were a separate taxpayer rather than a member of ING AIH’s consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement.  The Company’s tax sharing agreement with ING AIH states that for each taxable year during which the Company is included in a consolidated federal income tax return with ING AIH, ING AIH will pay to the Company an amount equal to the tax benefit of the Company’s net operating loss carryforwards and capital loss carryforwards generated in such year, without regard to whether such net operating loss carryforwards and capital loss carryforwards are actually utilized in the reduction of the consolidated federal income tax liability for any consolidated taxable year.

The Company evaluates and tests the recoverability of its deferred tax assets.  Deferred tax assets represent the tax benefit of future deductible temporary differences and operating loss and tax credit carryforwards.  Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized.  Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including:

•                              The nature and character of the deferred tax assets and liabilities;

•                              Taxable income in prior carryback years;

•                              Projected future taxable income, exclusive of reversing temporary differences and carryforwards;

•                              Projected future reversals of existing temporary differences;

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

•                              The length of time carryforwards can be utilized; and

•                              Any prudent and feasible tax planning strategies the Company would employ to avoid a tax benefit from expiring unused.

Management uses certain assumptions and estimates in determining the income taxes payable or refundable to/from the Parent for the current year, the deferred income tax liabilities and assets for items recognized differently in its financial statements from amounts shown on its income tax returns, and the federal income tax expense. Determining these amounts requires analysis and interpretation of current tax laws and regulations, including the loss limitation rules associated with change in control. Management exercises considerable judgment in evaluating the amount and timing of recognition of the resulting income tax liabilities and assets. These judgments and estimates are reevaluated on a continual basis as regulatory and business factors change.

The Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority before any part of the benefit can be recognized in the financial statements.  Tax positions that do not meet the more likely than not standard are not recognized.  Tax positions that meet this standard are recognized in the Consolidated Financial Statements.  The Company measures the tax position as the largest amount that is greater than 50% likely of being realized upon ultimate resolution with the tax authority that has full knowledge of all relevant information.

Reinsurance

The Company utilizes reinsurance agreements to reduce its exposure to losses from GMDBs in its annuity insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as the direct insurer of the risks reinsured.

The Company has a significant concentration of reinsurance arising from the disposition of its individual life insurance business. In 1998, the Company entered into an indemnity reinsurance agreement with a subsidiary of Lincoln National Corporation (“Lincoln”).  The Lincoln subsidiary established a trust to secure it obligations to the Company under the reinsurance transaction.  Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.2 billion and $2.3 billion at December 31, 2011 and 2010, respectively, equal the Company’s total individual life reserves and are related to the reinsurance recoverable from the subsidiary of Lincoln under this reinsurance agreement.  Individual life reserves are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets.

Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance.  The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are recognized as assets on the Company’s Consolidated Balance Sheets.

Contingencies

A loss contingency is an existing condition, situation, or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur.  Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets, and actual or possible claims and assessments.  Amounts related to loss contingencies are accrued if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company’s best estimate of the ultimate outcome.  If determined to meet the criteria for a reserve, the Company also evaluates whether there are external legal or other costs directly associated with the resolution of the matter and accrues such costs if estimable.

Adoption of New Pronouncements

Financial Instruments

A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-02, “Receivables (Accounting Standards CodificationTM (“ASC”) Topic 310): A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring” (“ASU 2011-02”), which clarifies the guidance on a creditor’s evaluation of whether it has granted a concession and whether the debtor is experiencing financial difficulties, as follows:

•                              If a debtor does not have access to funds at a market rate for similar debt, the restructuring would be considered to be at a below-market rate;

•                              An increase in the contractual interest rate does not preclude the restructuring from being considered a concession, as the new rate could still be below the market interest rate;

•                              A restructuring that results in a delay in payment that is insignificant is not a concession;

•                              A creditor should evaluate whether it is probable that the debtor would be in payment default on any of its debt without the modification to determine if the debtor is experiencing financial difficulties; and

•                              A creditor is precluded from using the effective interest rate test.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Also, ASU 2011-02 requires disclosure of the information required in ASU 2010-20 about troubled debt restructuring, which was previously deferred by ASU 2011-01.

The provisions of ASU 2011-02 were adopted by the Company on July 1, 2011, and applied retrospectively to January 1, 2011.  The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows for the year ended December 31, 2011, as there were no troubled debt restructurings during that period.

Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses

In July 2010, the FASB issued ASU 2010-20, “Receivables (ASC Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses” (“ASU 2010-20”), which requires certain existing disclosures to be disaggregated by class of financing receivable, including the rollforward of the allowance for credit losses, with the ending balance further disaggregated on the basis of impairment method.  For each disaggregated ending balance, an entity also is required to disclose the related recorded investment in financing receivables, the nonaccrual status of financing receivables, and impaired financing receivables.

ASU 2010-20 also requires new disclosures by class of financing receivable, including credit quality indicators, aging of past due amounts, the nature and extent of troubled debt restructurings and related defaults, and significant purchases and sales of financing receivables disaggregated by portfolio segment.

In January 2011, the FASB issued ASU 2011-01, which temporarily delayed the effective date of the disclosures about troubled debt restructurings in ASU 2010-20.

The provisions of ASU 2010-20 were adopted by the Company on December 31, 2010, and are included in the Financial Instruments note to these Consolidated Financial Statements, except for the disclosures about troubled debt restructurings included in ASU 2011-02, which was adopted by the Company on July 1, 2011 (see above). The disclosures that include information for activity that occurs during a reporting period were adopted by the Company on January 1, 2011 and are included in the Financial Instruments note to these Consolidated Financial Statements.  As this pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

Scope Exception Related to Embedded Credit Derivatives

In March 2010, the FASB issued ASU 2010-11, “Derivatives and Hedging (ASC Topic 815): Scope Exception Related to Embedded Credit Derivatives” (“ASU 2010-11”), which clarifies that the only type of embedded credit derivatives that are exempt from bifurcation requirements are those that relate to the subordination of one financial instrument to another.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The provisions of ASU 2010-11 were adopted by the Company on July 1, 2010.  The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied.

Improvements to Financial Reporting by Enterprises Involved in Variable Interest Entities

In December 2009, the FASB issued ASU 2009-17, “Consolidations (ASC Topic 810): Improvements to Financial Reporting by Enterprises Involved in Variable Interest Entities,” (“ASU 2009-17”), which eliminates the exemption for qualifying special-purpose entities (“QSPEs”), as well as amends the consolidation guidance for variable interest entities (“VIEs”), as follows:

•                              Removes the quantitative-based assessment for consolidation of VIEs and, instead, requires a qualitative assessment of whether an entity has the power to direct the VIE’s activities, and whether the entity has the obligation to absorb losses or the right to receive benefits that could be significant to the VIE;

•                              Requires an ongoing reassessment of whether an entity is the primary beneficiary of a VIE; and

•                              Requires enhanced disclosures, including (i) presentation on the balance sheet of assets and liabilities of consolidated VIEs that meet the separate presentation criteria and disclosure of assets and liabilities recognized on the balance sheet and (ii) the maximum exposure to loss for those VIEs in which a reporting entity is determined not to be the primary beneficiary, but in which the reporting entity has a variable interest.

In addition, in February 2010, the FASB issued ASU 2010-10, “Consolidation (ASC Topic 810): Amendments for Certain Investment Funds” (ASU 2010-10), which defers to ASU 2009-17 for reporting entity’s interests in certain investment funds that have attributes of investment companies, for which the reporting entity does not have an obligation to fund losses, and that are not structured as securitization entities.

The provisions of ASU 2009-17 and ASU 2010-10 were adopted on January 1, 2010. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the consolidation conclusions were consistent with those under previous U.S. GAAP. The disclosure provisions required by ASU 2009-17 are presented in the Financial Instruments note to these Consolidated Financial Statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Recognition and Presentation of Other-than-temporary Impairments

In April 2009, the FASB issued new guidance on recognition and presentation of OTTIs, included in ASC Topic 320, “Investments-Debt and Equity Securities”, which requires:

•                              Noncredit related impairments to be recognized in Other comprehensive income (loss), if management asserts that it does not have the intent to sell the security and that it is more likely than not that the entity will not have to sell the security before recovery of the amortized cost basis;

•                              Total OTTIs to be presented in the Consolidated Statements of Operations with an offset recognized in AOCI for the noncredit related impairments;

•                              A cumulative effect adjustment as of the beginning of the period of adoption to reclassify the noncredit component of a previously recognized OTTI from Retained earnings (deficit) to AOCI; and

•                              Additional interim disclosures for debt and equity securities regarding types of securities held, unrealized losses, and OTTIs.

These provisions, as included in ASC Topic 320, were adopted by the Company on April 1, 2009.  As a result of implementation, the Company recognized a cumulative effect of change in accounting principle of $151.7 after considering the effects of DAC and income taxes of $(134.0) and $46.9, respectively, as an increase to April 1, 2009 Retained earnings (deficit) with a corresponding decrease to AOCI, with no overall change to shareholder’s equity. See the Investments note to these Consolidated Financial Statements for further information on the Company’s OTTIs, including additional required disclosures.

Disclosures about Derivative Instruments and Hedging Activities

In March 2008, the FASB issued new guidance on disclosures about derivative instruments and hedging activities, included in ASC Topic 815, “Derivatives and Hedging”, which requires enhanced disclosures about objectives and strategies for using derivatives, fair value amounts of, and gains and losses on, derivative instruments, and credit-risk-related contingent features in derivative agreements, including:

•                              How and why derivative instruments are used;

•                              How derivative instruments and related hedged items are accounted for; and

•                              How derivative instruments and related hedged items affect an entity’s financial statements.

These provisions, as included in ASC Topic 815, were adopted by the Company on January 1, 2009, and are included in the “Derivative Financial Instruments” section above and the Fair Value Measurements note to these Consolidated Financial Statements.  As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Accounting for Transfers of Financial Assets

In December 2009, the FASB issued ASU 2009-16 “Transfers and Servicing (ASC Topic 860): Accounting for Transfers of Financial Assets” (“ASU 2009-16”), which eliminates the QSPE concept and requires a transferor of financial assets to:

•                              Consider the transferor’s continuing involvement in assets, limiting the circumstances in which a financial asset should be derecognized when the transferor has not transferred the entire asset to an entity that is not consolidated;

•                              Account for the transfer as a sale only if an entity transfers an entire financial asset and surrenders control, unless the transfer meets the conditions for a participating interest; and

•                              Recognize and initially measure at fair value all assets obtained and liabilities incurred as a result of a transfer of financial assets accounted for as a sale.

The provisions of ASU 2009-16 were adopted on January 1, 2010. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the Company did not have any QSPEs under previous U.S. GAAP, and the requirements for sale accounting treatment are consistent with those previously applied by the Company.

Business Combinations and Non-controlling Interests

Disclosure of Supplementary Pro Forma Information for Business Combinations

In December 2010, the FASB issued ASU 2010-29, “Business Combinations (ASC Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations” (“ASU 2010-29”), which clarifies that if an entity presents comparative financial statements, it should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period.  Also, ASU 2010-29 expands the supplemental pro forma disclosures under Topic 805 to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the pro forma revenue and earnings.

The provisions of ASU 2010-29 were adopted by the Company on January 1, 2011 for business combinations occurring on or after that date.  The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, cash flows, or disclosures for the year ended December 31, 2011, as there were no business combinations during the period.

Accounting and Reporting for Decreases in Ownership of a Subsidiary

In January 2010, the FASB issued ASU 2010-02 “Consolidations (ASC Topic 810): Accounting and Reporting for Decreases in Ownership of a Subsidiary — a Scope Clarification,” (“ASU 2010-02”), which clarifies that the scope of the decrease in ownership provisions applies to the following:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

•                              A subsidiary or group of assets that is a business or nonprofit activity;

•                              A subsidiary that is a business or nonprofit activity that is transferred to an equity method investee or joint venture; and

•                              An exchange of a group of assets that constitutes a business or nonprofit activity for a noncontrolling interest in an entity (including an equity method investee or joint venture).

ASU 2010-02 also notes that the decrease in ownership guidance does not apply to sales of in substance real estate and expands disclosure requirements.

The provisions of ASU 2010-02 were adopted, retrospectively, by the Company on January 1, 2010.  The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows for the years ended December 31, 2011, 2010, and 2009, as there were no decreases in ownership of a subsidiary during those periods.

Fair Value

Improving Disclosures about Fair Value Measurements

In January 2010, the FASB issued ASU 2010-06, “Fair Value Measurements and Disclosure (ASC Topic 820): Improving Disclosures about Fair Value Measurements,” (“ASU 2010-06”), which requires several new disclosures, as well as clarification to existing disclosures, as follows:

•                              Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;

•                              Purchases, sales, issuances, and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;

•                              Fair value measurement disclosures for each class of assets and liabilities (i.e., disaggregated); and

•                              Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.

The provisions of ASU 2010-06 were adopted by the Company on January 1, 2010, except for the disclosures related to the Level 3 reconciliation, which were adopted by the Company on January 1, 2011.  The disclosures required by ASU 2010-06 are included in the Financial Instruments note to these Consolidated Financial Statements.  As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

Measuring the Fair Value of Certain Alternative Investments

In September 2009, the FASB issued ASU 2009-12, “Fair Value Measurements and Disclosures (ASC Topic 820): Investments in Certain Entities That Calculate Net Asset

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Value per Share (or Its Equivalent)” (“ASU 2009-12”), which allows the use of net asset value to estimate the fair value of certain alternative investments, such as interests in hedge funds, private equity funds, real estate funds, venture capital funds, offshore fund vehicles, and funds of funds. In addition, ASU 2009-12 requires disclosures about the attributes of such investments.

The provisions of ASU 2009-12 were adopted by the Company on December 31, 2009. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as its guidance is consistent with that previously applied by the Company. The disclosure provisions required by ASU 2009-12 are presented in the Investments note to these Consolidated Financial Statements.

Interim Disclosures about Fair Value of Financial Instruments

In April 2009, the FASB issued new guidance on interim disclosures about fair value of financial instruments, included in ASC Topic 825, “Financial Instruments”, which requires that the fair value of financial instruments be disclosed in an entity’s interim financial statements, as well as in annual financial statements. The provisions included in ASC Topic 825 also require that fair value information be presented with the related carrying value and that the method and significant assumptions used to estimate fair value, as well as changes in method and significant assumptions, be disclosed.

These provisions, as included in ASC Topic 825, were adopted by the Company on April 1, 2009, and are presented in the Fair Value Measurements note to these Consolidated Financial Statements.  The adoption had no effect on the Company’s financial condition, results of operations, or cash flows, as the pronouncement only pertains to additional disclosure.

Other Pronouncements

Presentation of Comprehensive Income

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (ASC Topic 220): Presentation of Comprehensive Income” (“ASU 2011-05”), which states that an entity has the option to present total comprehensive income and the components of net income and other comprehensive income either in a single, continuous statement of comprehensive income or in two separate, consecutive statements.

In December 2011, the FASB issued ASU 2011-12, which defers the ASU 2011-05 requirements to present, on the face of the financial statements, the effects of reclassification out of AOCI on the components of net income and other comprehensive income.

The Company early adopted provisions of ASU 2011-05 and ASU 2010-12 as of December 31, 2011, and applied the provisions retrospectively.  The Consolidated

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Statement of Comprehensive Income, with corresponding revisions to the Consolidated Statements of Changes in Shareholder’s Equity, is included in the Consolidated Financial Statements. In addition, the required disclosures are included in the AOCI note to these Consolidated Financial Statements.

Consolidation Analysis of Investments Held through Separate Accounts

In April 2010, the FASB issued ASU 2010-15, “Financial Services - Insurance ASC Topic 944): How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments” (“ASU 2010-15”), which clarifies that an insurance entity generally should not consider any separate account interests in an investment held for the benefit of policyholders to be the insurer’s interests, and should not combine those separate account interests with its general account interest in the same investment when assessing the investment for consolidation.

The provisions of ASU 2010-15 were adopted by the Company on January 1, 2011; however, the Company determined that there was no effect on its financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company.

Subsequent Events

In May 2009, the FASB issued new guidance on subsequent events, included in ASC Topic 855, “Subsequent Events,” which establishes:

•                              The period after the balance sheet date during which an entity should evaluate events or transactions for potential recognition or disclosure in the financial statements;

•                              The circumstances under which an entity should recognize such events or transactions in its financial statements; and

•                              Disclosures regarding such events or transactions and the date through which an entity has evaluated subsequent events.

These provisions, as included in ASC Topic 855, were adopted by the Company on June 30, 2009. In addition, in February 2010, the FASB issued ASU 2010-09, “Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure Requirements”, which clarifies that a Securities and Exchange Commission (“SEC”) filer should evaluate subsequent events through the date the financial statements are issued and eliminates the requirement for an SEC filer to disclose that date, effective upon issuance. The Company determined that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Future Adoption of Accounting Pronouncements

Disclosures about Offsetting Assets & Liabilities

In December 2011, the FASB issued ASU 2011-11, “Balance Sheet (ASC Topic 210): Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”), which requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position, as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements.

The provisions of ASU 2011-11 are effective, retrospectively, for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual reporting periods.  The Company is currently in the process of determining the disclosure impact of adoption of the provisions of ASU 2011-11.

Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”)

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (ASC Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”), which includes the following amendments:

•                              The concepts of highest and best use and valuation premise are relevant only when measuring the fair value of nonfinancial assets;

•                              The requirements for measuring the fair value of equity instruments are consistent with those for measuring liabilities;

•                              An entity is permitted to measure the fair value of financial instruments managed within a portfolio at the price that would be received to sell or transfer a net position for a particular risk; and

•                              The application of premiums and discounts in a fair value measurement is related to the unit of account for the asset or liability.

ASU 2011-04 also requires additional disclosures, including use of a nonfinancial asset in a way that differs from its highest and best use, categorization by level for items in which fair value is required to be disclosed, and further information regarding Level 3 fair value measurements.

The provisions of ASU 2011-04 are effective during interim or annual periods beginning after December 15, 2011, and should be applied prospectively.  The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2011-04.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Reconsideration of Effective Control for Repurchase Agreements

In April 2011, the FASB issued ASU 2011-03, “Transfers and Servicing (ASC Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (“ASU 2011-03”), which removes from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, and (2) the collateral maintenance implementation guidance related to that criterion.

The provisions of ASU 2011-03 are effective for the first interim or annual period beginning on or after December 15, 2011, and should be applied prospectively.  The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2011-03.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

In October 2010, the FASB issued ASU 2010-26, “Financial Services - Insurance (ASC Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts” (“ASU 2010-26”), which clarifies what costs relating to the acquisition of new or renewal insurance contracts qualify for deferral.  Costs that should be capitalized include (1) incremental direct costs of successful contract acquisition and (2) certain costs related directly to successful acquisition activities (underwriting, policy issuance and processing, medical and inspection, and sales force contract selling) performed by the insurer for the contract. Advertising costs should be included in deferred acquisition costs only if the capitalization criteria in the U.S. GAAP direct-response advertising guidance are met.  All other acquisition-related costs should be charged to expense as incurred.

The provisions of ASU 2010-26 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. The Company will adopt the guidance retrospectively. The Company currently estimates the adoption will result in a cumulative effect adjustment, reducing Retained earnings by approximately $440.0 and increasing Other comprehensive income by approximately $130.0 as of January 1, 2012, after considering the effects of income taxes.  These impacts are subject to change as the Company is still in the process of finalizing the impact of adoption of the provisions of ASU 2010-26.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

2.                                      Investments

Fixed Maturities and Equity Securities

Available-for-sale and fair value option fixed maturities and equity securities were as follows as of December 31, 2011.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value	OTTI(2)
Fixed maturities:
U.S. Treasuries	$1,096.6	$135.0	$—	$1,231.6	$—
U.S. government agencies and authorities	379.7	31.0	—	410.7	—
State, municipalities, and political subdivisions	95.1	10.9	—	106.0	—

U.S. corporate securities:
Public utilities	1,915.1	198.0	5.8	2,107.3	—
Other corporate securities	6,251.8	572.8	25.3	6,799.3	—
Total U.S. corporate securities	8,166.9	770.8	31.1	8,906.6	—

Foreign securities(1):
Government	308.5	39.8	3.1	345.2	—
Other	4,352.5	328.8	38.4	4,642.9	—
Total foreign securities	4,661.0	368.6	41.5	4,988.1	—

Residential mortgage-backed securities	1,955.4	285.4	52.9	2,187.9	29.5
Commercial mortgage-backed securities	866.1	51.0	5.8	911.3	4.4
Other asset-backed securities	441.5	19.4	22.1	438.8	4.2

Total fixed maturities, including securities pledged	17,662.3	1,672.1	153.4	19,181.0	38.1
Less: securities pledged	572.5	22.4	1.2	593.7	—
Total fixed maturities	17,089.8	1,649.7	152.2	18,587.3	38.1
Equity securities	131.8	13.1	—	144.9	—
Total investments	$17,221.6	$1,662.8	$152.2	$18,732.2	$38.1

(1)   Primarily U.S. dollar denominated.

(2)   Represents other-than-temporary impairments reported as a component of Other comprehensive income (“noncredit impairments”).

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and fair value option fixed maturities and equity securities were as follows as of December 31, 2010.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value	OTTI(2)
Fixed maturities:
U.S. Treasuries	$717.0	$4.7	$7.3	$714.4	$—
U.S. government agencies and authorities	536.7	45.9	—	582.6	—
State, municipalities, and political subdivisions	145.9	5.0	10.2	140.7	—

U.S. corporate securities:
Public utilities	1,442.0	73.5	13.3	1,502.2	—
Other corporate securities	5,380.1	392.0	31.1	5,741.0	0.3
Total U.S. corporate securities	6,822.1	465.5	44.4	7,243.2	0.3

Foreign securities(1):
Government	446.3	39.6	5.0	480.9	—
Other	4,089.5	240.5	37.4	4,292.6	0.1
Total foreign securities	4,535.8	280.1	42.4	4,773.5	0.1

Residential mortgage-backed securities	2,116.0	296.9	57.5	2,355.4	28.8
Commercial mortgage-backed securities	1,005.6	54.2	30.2	1,029.6	14.5
Other asset-backed securities	615.3	16.2	42.7	588.8	15.7

Total fixed maturities, including securities pledged	16,494.4	1,168.5	234.7	17,428.2	59.4
Less: securities pledged	936.5	35.0	9.3	962.2	—
Total fixed maturities	15,557.9	1,133.5	225.4	16,466.0	59.4
Equity securities	179.6	21.0	—	200.6	—
Total investments	$15,737.5	$1,154.5	$225.4	$16,666.6	$59.4

(1)   Primarily U.S. dollar denominated.

(2)   Represents other-than-temporary impairments reported as a component of Other comprehensive income (“noncredit impairments”).

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of total fixed maturities, including securities pledged, as of December 31, 2011, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid. MBS and other ABS are shown separately because they are not due at a single maturity date.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$271.1	$288.4
After one year through five years	4,147.2	4,375.9
After five years through ten years	5,199.4	5,587.3
After ten years	4,781.6	5,391.4
Mortgage-backed securities	2,821.5	3,099.2
Other asset-backed securities	441.5	438.8
Fixed maturities, including securities pledged	$17,662.3	$19,181.0

The Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies and the State of the Netherlands (the “Dutch State”) loan obligation, with a carrying value in excess of 10% of the Company’s Shareholder’s equity at December 31, 2011 and 2010.

At December 31, 2011 and 2010, fixed maturities with fair values of $13.6 and $13.4, respectively, were on deposit as required by regulatory authorities.

The Company invests in various categories of CMOs, including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults.  The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated.  At December 31, 2011 and 2010, approximately 42.5% and 36.5%, respectively, of the Company’s CMO holdings were invested in those types of CMOs, such as interest-only or principal only strips, which are subject to more prepayment and extension risk than traditional CMOs.

Certain CMOs, primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value reported in Other net realized gains (losses) in the Consolidated Statements of Operations.

Transfer of Alt-A RMBS Participation Interest and Related Loan to Dutch State

On January 26, 2009, ING announced it reached an agreement, for itself and on behalf of certain ING affiliates including the Company, with the Dutch State on an Illiquid Assets Back-Up Facility covering 80% of ING’s Alt-A RMBS.  Refer to the Related Party

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Transactions note to these Consolidated Financial Statements for further details of these agreements.

Variable Interest Entities

The Company holds certain VIEs for investment purposes.  VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company’s financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity’s economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company provided no non-contractual financial support and its carrying value represents the Company’s exposure to loss. The carrying value of collateralized loan obligations (“CLOs”) of $0.9 and $0.6 at December 31, 2011 and 2010, respectively, is included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income on the Consolidated Statements of Operations.

Securitizations

The Company invests in various tranches of securitization entities, including RMBS, CMBS and ABS. Some RMBS investments are in various senior level tranches of mortgage securitizations issued and guaranteed by Fannie Mae, Freddie Mac, or a similar government-sponsored entity, typically referred to as “agency pass-through” investments. These securitizations pool residential mortgages and pass through the principal and interest to investors based on the terms of each tranche or portion of the total pool. Investments held by the Company in non-agency RMBS and CMBS also include interest-only, principal-only, and inverse floating securities. Through its investments, the Company is not obligated to provide any financial or other support to these entities.

Each of the RMBS, CMBS, and ABS entities described above are thinly capitalized by design, and considered VIEs under ASC 810-10-25 as amended by ASU 2009-17. As discussed above, the Company’s involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer, or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities’ economic performance, in any of these entities, nor does the Company function in any of these roles. The Company through its investments or other arrangements does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS, and ABS entities in which it holds investments. These investments are accounted for as investments as described in

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

the Business, Basis of Presentation and Significant Accounting Policies note to these Consolidated Financial Statements.

Fixed Maturity Securities Credit Quality - Ratings

The Securities Valuation Office (“SVO”) of the National Association of Insurance Commissioners (“NAIC”) evaluates the fixed maturity security investments of insurers for regulatory reporting and capital assessment purposes and assigns securities to one of six credit quality categories called “NAIC designations.” An internally developed rating is used as permitted by the NAIC if no rating is available. The NAIC designations are generally similar to the credit quality designations of a Nationally Recognized Statistical Rating Organization (“NRSRO”) for marketable fixed maturity securities, called “rating agency designations,” except for certain structured securities as described below. NAIC designations of “1,” highest quality, and “2,” high quality, include fixed maturity securities generally considered investment grade (“IG”) by such rating organizations. NAIC designations 3 through 6 include fixed maturity securities generally considered below investment grade (“BIG”) by such rating organizations.

The NAIC adopted revised designation methodologies for non-agency RMBS, including RMBS backed by subprime mortgage loans reported within ABS, that became effective December 31, 2009 and for CMBS that became effective December 31, 2010. The NAIC’s objective with the revised designation methodologies for these structured securities was to increase the accuracy in assessing expected losses, and to use the improved assessment to determine a more appropriate capital requirement for such structured securities. The revised methodologies reduce regulatory reliance on rating agencies and allow for greater regulatory input into the assumptions used to estimate expected losses from such structured securities.

As a result of time lags between the funding of investments, the finalization of legal documents and the completion of the SVO filing process, the fixed maturity portfolio generally includes securities that have not yet been rated by the SVO as of each balance sheet date, such as private placements. Pending receipt of SVO ratings, the categorization of these securities by NAIC designation is based on the expected ratings indicated by internal analysis.

Information about the Company’s fixed maturity securities holdings, including securities pledged, by NAIC designations is set forth in the following tables. Corresponding rating agency designation does not directly translate into NAIC designation, but represents the Company’s best estimate of comparable ratings from rating agencies, including Moody’s, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

It is management’s objective that the portfolio of fixed maturities be of high quality and be well diversified by market sector. The fixed maturities in the Company’s portfolio are

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

generally rated by external rating agencies and, if not externally rated, are rated by the Company on a basis believed to be similar to that used by the rating agencies. Ratings are derived from three NRSRO ratings and are applied as follows based on the number of agency rating received:

•                              when three ratings are received then the middle rating is applied;

•                              when two ratings are received then the lower rating is applied;

•                              when a single rating is received, the NRSRO rating is applied;

•                              and, when ratings are unavailable then an internal rating is applied.

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged to creditors, for IG and BIG securities by duration, based on NAIC designations, were as follows at December 31, 2011 and 2010.

	2011				2010
		% of IG		% of IG		% of IG		% of IG
	IG	and BIG	BIG	and BIG	IG	and BIG	BIG	and BIG
Six months or less below amortized cost	$38.4	25.0%	$7.1	4.6%	$72.0	30.6%	$12.6	5.4%
More than six months and twelve months or less below amortized cost	12.5	8.1%	4.1	2.7%	0.9	0.4%	1.1	0.5%
More than twelve months below amortized cost	61.4	40.1%	29.9	19.5%	106.5	45.4%	41.6	17.7%
Total unrealized capital loss	$112.3	73.2%	$41.1	26.8%	$179.4	76.4%	$55.3	23.6%

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged to creditors, for securities rated BBB and above (Investment Grade (“IG”)) and securities rated BB and below (Below Investment Grade (“BIG”)) by duration, based on NRSRO ratings, were as follows at December 31, 2011 and 2010.

	2011				2010
		% of IG		% of IG		% of IG		% of IG
	IG	and BIG	BIG	and BIG	IG	and BIG	BIG	and BIG
Six months or less below amortized cost	$38.3	25.0%	$7.2	4.7%	$72.0	30.6%	$12.6	5.4%
More than six months and twelve months or less below amortized cost	6.8	4.4%	9.8	6.4%	1.6	0.7%	0.4	0.2%
More than twelve months below amortized cost	42.1	27.4%	49.2	32.1%	70.9	30.2%	77.2	32.9%
Total unrealized capital loss	$87.2	56.8%	$66.2	43.2%	$144.5	61.5%	$90.2	38.5%

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturities, including securities pledged to creditors, by market sector and duration were as follows as of December 31, 2011 and 2010.

	Six Months or Less Below Amortized Cost		More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
		Unrealized		Unrealized		Unrealized		Unrealized
	Fair Value	Capital Loss	Fair Value	Capital Loss	Fair Value	Capital Loss	Fair Value	Capital Loss
2011
U.S. Treasuries	$—	$—	$—	$—	$—	$—	$—	$—
U.S. corporate, state, and municipalities	595.1	22.8	46.5	3.0	52.9	5.3	694.5	31.1
Foreign	435.3	19.1	49.9	4.6	169.5	17.8	654.7	41.5
Residential mortgage-backed	49.4	1.6	97.0	5.2	175.4	46.1	321.8	52.9
Commercial mortgage-backed	28.3	1.8	69.0	2.5	8.9	1.5	106.2	5.8
Other asset-backed	32.6	0.2	4.9	1.3	44.1	20.6	81.6	22.1
Total	$1,140.7	$45.5	$267.3	$16.6	$450.8	$91.3	$1,858.8	$153.4

2010
U.S. Treasuries	$475.6	$7.3	$—	$—	$—	$—	$475.6	$7.3
U.S. corporate, state, and municipalities	1,043.1	38.6	21.8	1.1	142.9	14.9	1,207.8	54.6
Foreign	866.3	30.1	14.9	0.9	101.7	11.4	982.9	42.4
Residential mortgage-backed	400.5	6.8	0.2	—	240.7	50.7	641.4	57.5
Commercial mortgage-backed	5.1	—	—	—	184.0	30.2	189.1	30.2
Other asset-backed	121.4	1.8	0.1	—	132.1	40.9	253.6	42.7
Total	$2,912.0	$84.6	$37.0	$2.0	$801.4	$148.1	$3,750.4	$234.7

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 83.2% of the average book value as of December 31, 2011.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged to creditors, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive periods as indicated in the tables below, were as follows for December 31, 2011 and 2010.

	Amortized Cost		Unrealized Capital Loss		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2011
Six months or less below amortized cost	$1,197.2	$60.1	$46.9	$16.9	256	31
More than six months and twelve months or less below amortized cost	270.3	25.1	13.9	9.1	52	9
More than twelve months below amortized cost	355.6	103.9	26.7	39.9	129	37
Total	$1,823.1	$189.1	$87.5	$65.9	437	77

2010
Six months or less below amortized cost	$3,190.2	$68.6	$98.5	$22.3	491	19
More than six months and twelve months or less below amortized cost	129.3	19.6	8.2	4.6	52	3
More than twelve months below amortized cost	353.5	223.9	23.2	77.9	87	69
Total	$3,673.0	$312.1	$129.9	$104.8	630	91

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged to creditors, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive periods as indicated in the tables below, were as follows for December 31, 2011 and 2010.

	Amortized Cost		Unrealized Capital Loss		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2011
U.S. Treasuries	$—	$—	$—	$—	—	—
U.S. corporate, state and municipalities	717.7	7.9	28.8	2.3	119	3
Foreign	670.5	25.7	31.9	9.6	122	7
Residential mortgage-backed	276.5	98.2	19.0	33.9	119	47
Commercial mortgage-backed	110.1	1.9	5.4	0.4	16	1
Other asset-backed	48.3	55.4	2.4	19.7	61	19
Total	$1,823.1	$189.1	$87.5	$65.9	437	77

2010
U.S. Treasuries	$482.9	$—	$7.3	$—	3	—
U.S. corporate, state and municipalities	1,218.7	43.7	40.2	14.4	188	5
Foreign	1,013.7	11.6	39.6	2.8	137	4
Residential mortgage-backed	599.6	99.3	25.7	31.8	160	47
Commercial mortgage-backed	155.1	64.2	9.5	20.7	19	5
Other asset-backed	203.0	93.3	7.6	35.1	123	30
Total	$3,673.0	$312.1	$129.9	$104.8	630	91

At December 31, 2011, the Company held no fixed maturity with an unrealized capital loss in excess of $10.0.  At December 31, 2010, the Company held 1 fixed maturity with an unrealized capital loss in excess of $10.0.  The unrealized capital loss on this fixed maturity equaled $10.0, or 4.3% of the total unrealized capital losses, as of December 31, 2010.

All investments with fair values less than amortized cost are included in the Company’s other-than-temporary impairment analysis, and impairments were recognized as disclosed in OTTI, which follows this section. After detailed impairment analysis was completed, management determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired, and therefore no further other-than-temporary impairment was necessary.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Other-Than-Temporary Impairments

The following tables identify the Company’s credit-related and intent-related impairments included in the Consolidated Statements of Operations, excluding noncredit impairments included in AOCI, by type for the years ended December 31, 2011, 2010, and 2009.

	2011		2010			2009
		No. of			No. of		No. of
	Impairment	Securities	Impairment		Securities	Impairment	Securities
U.S. Treasuries	$—	—	$1.7		1	$156.0	15
Public utilities	—	—	1.3		5	—	—
Other U.S. corporate	20.4	17	5.3		19	47.8	57
Foreign(1)	27.8	50	42.4		20	50.6	42
Residential mortgage-backed	8.2	38	14.8		53	31.6	69
Commercial mortgage-backed	28.2	8	20.5		8	17.7	11
Other asset-backed	22.7	53	58.5		42	43.4	32
Limited partnerships	—	—	1.6		4	17.6	17
Equity securities	—	—	—	*	1	19.5	9
Mortgage loans on real estate	—	—	1.0		1	10.3	4
Total	$107.3	166	$147.1		154	$394.5	256

*                 Less than $0.1.

(1)         Primarily U.S. dollar denominated.

The above tables include $17.6, $48.4, and $112.2 for the years ended December 31, 2011, 2010, and 2009, respectively, in other-than-temporary write-downs related to credit impairments, which are recognized in earnings. The remaining $89.7, $98.7, and $282.3, in write-downs for the years ended December 31, 2011, 2010, and 2009, respectively, are related to intent impairments.

The following tables summarize these intent impairments, which are also recognized in earnings, by type for the years ended December 31, 2011, 2010, and 2009.

	2011		2010		2009
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$—	—	$1.7	1	$156.0	15
Public utilities	—	—	1.4	5	—	—
Other U.S. corporate	20.4	17	5.3	19	35.9	42
Foreign(1)	23.7	46	28.5	15	48.7	41
Residential mortgage-backed	1.6	7	8.6	18	2.4	1
Commercial mortgage-backed	22.9	8	16.2	6	17.7	11
Other asset-backed	21.1	50	37.0	26	21.6	10
Total	$89.7	128	$98.7	90	$282.3	120

(1)         Primarily U.S. dollar denominated.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the Company’s previous intent to continue holding a security.

The fair value of fixed maturities with other-than-temporary impairments as of December 31, 2011, 2010, and 2009 was $1.9 billion, $2.0 billion, and $3.0 billion, respectively.

The following tables identify the amount of credit impairments on fixed maturities for the years ended December 31, 2011, 2010, and 2009, for which a portion of the OTTI was recognized in AOCI, and the corresponding changes in such amounts.

	2011	2010	2009
Balance at January 1	$50.7	$46.0	$—
Implementation of OTTI guidance included in ASC Topic 320(1)	—	—	25.1
Additional credit impairments:
On securities not previously impaired	0.9	12.0	13.6
On securities previously impaired	6.7	11.7	8.8
Reductions:
Intent Impairments	(8.7)	(5.9)	—
Securities sold, matured, prepaid or paid down	(30.2)	(13.1)	(1.5)
Balance at December 31	$19.4	$50.7	$46.0

(1)         Represents credit losses remaining in Retained earnings related to the adoption of new guidance on OTTI, included in ASC Topic 320, on April 1, 2009.

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Fixed maturities	$1,224.2	$1,182.4	$1,125.7
Equity securities, available-for-sale	13.6	15.3	15.4
Mortgage loans on real estate	118.1	104.0	113.4
Real estate	—	—	6.6
Policy loans	13.7	13.3	13.7
Short-term investments and cash equivalents	0.8	0.8	2.4
Limited partnerships/corporations	84.2	56.4	(7.2)
Other	11.3	11.6	11.9
Gross investment income	1,465.9	1,383.8	1,281.9
Less: investment expenses	45.0	41.5	39.8
Net investment income	$1,420.9	$1,342.3	$1,242.1

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to credit-related and intent-related other-than-temporary impairment of investments and changes in fair value of fixed maturities accounted for using the fair value option and derivatives. The cost of the investments on disposal is generally determined based on first-in-first-out (“FIFO”) methodology. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Fixed maturities, available-for-sale, including securities pledged	$112.6	$38.7	$(15.1)
Fixed maturities, at fair value using the fair value option	(60.6)	(39.2)	57.0
Equity securities, available-for-sale	7.4	4.1	(2.9)
Derivatives	(59.4)	(36.6)	(267.6)
Other investments	0.3	4.9	(16.9)
Net realized capital gains (losses)	$0.3	$(28.1)	$(245.5)
After-tax net realized capital gains (losses)	$0.2	$1.5	$(67.4)

Proceeds from the sale of fixed maturities and equity securities and the related gross realized gains and losses were as follows for the periods ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Proceeds on sales	$5,596.3	$5,312.9	$4,674.6
Gross gains	249.0	213.6	228.5
Gross losses	33.6	27.8	87.4

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

3.             Financial Instruments

The following tables present the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010.

	2011
	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$1,180.3	$51.3	$—	$1,231.6
U.S. government agencies and authorities	—	410.7	—	410.7
U.S. corporate, state and municipalities	—	8,883.5	129.1	9,012.6
Foreign	—	4,937.0	51.1	4,988.1
Residential mortgage-backed securities	—	2,146.9	41.0	2,187.9
Commercial mortgage-backed securities	—	911.3	—	911.3
Other asset-backed securities	—	411.1	27.7	438.8
Equity securities, available-for-sale	125.9	—	19.0	144.9
Derivatives:
Interest rate contracts	5.7	496.8	—	502.5
Foreign exchange contracts	—	0.7	—	0.7
Credit contracts	—	2.6	—	2.6
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	953.9	4.8	—	958.7
Assets held in separate accounts	40,556.8	4,722.3	16.1	45,295.2
Total	$42,822.6	$22,979.0	$284.0	$66,085.6

Liabilities:
Product guarantees	$—	$—	$221.0	$221.0
Fixed Indexed Annuities	—	—	16.3	16.3
Derivatives:
Interest rate contracts	—	306.4	—	306.4
Foreign exchange contracts	—	32.4	—	32.4
Credit contracts	—	8.6	12.6	21.2
Total	$—	$347.4	$249.9	$597.3

(1)         Level 3 net assets and liabilities accounted for 0.1% of total net assets and liabilities measured at fair value on a recurring basis.  Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 0.1%.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

	2010
	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$646.1	$68.3	$—	$714.4
U.S. government agencies and authorities	—	582.6	—	582.6
U.S. corporate, state and municipalities	—	7,372.7	11.2	7,383.9
Foreign	—	4,762.1	11.4	4,773.5
Residential mortgage-backed securities	—	2,102.9	252.5	2,355.4
Commercial mortgage-backed securities	—	1,029.6	—	1,029.6
Other asset-backed securities	—	341.1	247.7	588.8
Equity securities, available-for-sale	172.9	—	27.7	200.6
Derivatives:
Interest rate contracts	3.5	223.3	—	226.8
Foreign exchange contracts	—	0.7	—	0.7
Credit contracts	—	6.7	—	6.7
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	1,128.8	—	—	1,128.8
Assets held in separate accounts	42,337.4	4,129.4	22.3	46,489.1
Total	$44,288.7	$20,619.4	$572.8	$65,480.9

Liabilities:
Product guarantees	$—	$—	$3.0	$3.0
Fixed Indexed Annuities	—	—	5.6	5.6
Derivatives:
Interest rate contracts	0.1	227.0	—	227.1
Foreign exchange contracts	—	38.5	—	38.5
Credit contracts	—	1.1	13.6	14.7
Total	$0.1	$266.6	$22.2	$288.9

(1)   Level 3 net assets and liabilities accounted for 0.8% of total net assets and liabilities measured at fair value on a recurring basis.  Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 2.8%.

Transfers in and out of Level 1 and 2

There were no transfers between Level 1 and Level 2 for the year ended December 31, 2011.

During 2010, certain U.S. Treasury securities valued by commercial pricing services where prices are derived using market observable inputs have been transferred from Level 1 to Level 2.  These securities for the year ended December 31, 2010, include U.S. Treasury strips of $60.6 in which prices are modeled incorporating a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. The

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Valuation of Financial Assets and Liabilities

As described below, certain assets and liabilities are measured at estimated fair value on the Company’s Consolidated Balance Sheets. In addition, further disclosure of estimated fair values is included in this Financial Instruments note. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement which is determined based on a hypothetical transaction at the measurement date, from a market participant’s perspective. The Company considers three broad valuation techniques when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of “exit price” and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers, and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from the third party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values. There were no material changes to the valuation methods or assumptions used to determine fair values during 2011 and 2010, except for the Company’s use of commercial pricing services to value certain CMOs

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

which commenced in the first quarter of 2010. Certain CMOs were previously valued using an average of broker quotes when more than one broker quote is provided.

The following valuation methods and assumptions were used by the Company in estimating reported values for the investments and derivatives described below:

Fixed maturities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets.  Assets in this category would primarily include certain U.S. Treasury securities.  The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values.  These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data and are classified as Level 2 assets.  This category includes U.S. and foreign corporate bonds, ABS, U.S. agency and government guaranteed securities, CMBS, and RMBS, including certain CMO assets and subprime RMBS.  During the first quarter of 2011, the market for subprime RMBS had been determined to be active, and as such, these securities are now included in Level 2 of the valuation hierarchy.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor, and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.  Securities priced using independent broker quotes are classified as Level 3.

Broker quotes and prices obtained from pricing services are reviewed and validated monthly through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes. At December 31, 2011, $194.9 and $14.7 billion of a total of $19.2 billion in fixed maturities were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing model.

All prices and broker quotes obtained go through the review process described above including valuations for which only one broker quote is obtained.  After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. For certain CMO assets, the average of several broker quotes may be used when multiple quotes are available. The internal valuation committee then reviews all prices for the instrument

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

again, along with information from the review, to determine which price best represents “exit price” for the instrument.

Fair values of privately placed bonds are primarily determined using a matrix-based pricing model and are classified as Level 2 assets.  The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security.  Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market.  Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. In addition, certain privately placed bonds are valued using broker quotes and internal pricing models and are classified as Level 3 assets. The Company’s internal pricing models utilize the Company’s best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the models include, but are not limited to, current market inputs, such as credit loss assumptions, assumed prepayment speeds and business performance.

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 3 assets.

Cash and cash equivalents, Short-term investments, and Short-term investments under securities loan agreement: The fair values for cash equivalents and certain short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities.  Derivatives are carried at fair value (on the Consolidated Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, Standard & Poor’s 500 Index prices, and London Interbank Offered Rates, or through values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure.  It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company’s own credit risk is also considered and incorporated in the Company’s valuation process. Valuations for the Company’s futures and interest rate forward contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

participants, which have been classified as Level 3.  All other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Product guarantees: The Company records product guarantees for annuity contracts containing guaranteed credited rates in accordance with ASC 815.  The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value.  The fair value of the obligation is calculated based on the income approach as described in ASC 820.  The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts.  The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions.  These derivatives are classified as Level 3 liabilities. Explicit risk margins in the actuarial assumptions underlying valuations are included, as well as an explicit recognition of all nonperformance risks as required by U.S. GAAP.  Nonperformance risk for product guarantees contains adjustments to the fair values of these contract liabilities related to the current credit standing of ING and the Company based on credit default swaps with similar term to maturity and priority of payment.  The ING credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair values of these product guarantees.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts.  The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price and are included in Level 1.  Bond valuations are obtained from third party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policies described above for Fixed maturities.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair value of financial assets and liabilities classified as Level 3, additional information is presented below.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the changes in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2011.

	December 31, 2011
												Change in
	Fair Value	Total realized/unrealized							Transfers	Transfers	Fair Value	unrealized gains
	as of	gains (losses) included in:							in to	out of	as of	(losses) included
	January 1	Net income		OCI	Purchases	Issuances	Sales	Settlements	Level 3(2)	Level 3(2)	December 31	in earnings(3)
Fixed maturities, including securities pledged:
U.S. corporate, state and municipalities	$11.2	$(0.3)		$6.7	$19.0	$—	$—	$(43.3)	$135.8	$—	$129.1	$(0.3)
Foreign	11.4	0.5		—	30.9	—	(19.7)	(1.5)	29.9	(0.4)	51.1	(0.8)
Residential mortgage-backed securities	252.5	(3.0)		1.7	57.1	—	(38.5)	(8.1)	5.3	(226.0)	41.0	(0.9)
Other asset-backed securities	247.7	(26.8)		15.8	—	—	(119.7)	(8.7)	—	(80.6)	27.7	(3.5)
Total fixed maturities, including securities pledged	522.8	(29.6)		24.2	107.0	—	(177.9)	(61.6)	171.0	(307.0)	248.9	(5.5)

Equity securities, available for sale	27.7	0.1		0.1	4.3	—	(4.2)	—	—	(9.0)	19.0	—

Derivatives, net	(13.6)	0.8		—	0.2	—	—	—	—	—	(12.6)	0.6

Product guarantees	(3.0)	(212.5	)(1)	—	(5.5)	—	—	—	—	—	(221.0)	—

Fixed Indexed Annuities	(5.6)	(3.6	)(1)	—	(7.1)	—	—	—	—	—	(16.3)	—

Separate Accounts	22.3	—		—	9.8	—	(3.4)	—	—	(12.6)	16.1	0.1

(1)          This amount is included in Interest credited and other benefits to contract owners on the Consolidated Statements of Operations. All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis.

(2)          The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

(3)          For financial instruments still held as of December 31. Amounts are included in Net investment income and Net realized capital losses on the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the changes in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2010.

	December 31, 2010
								Change in
	Fair Value	Total realized/unrealized		Purchases,	Transfers	Transfers	Fair Value	unrealized gains
	as of	gains (losses) included in:		issuances, and	in to	out of	as of	(losses) included
	January 1	Net income	OCI	settlements	Level 3(2)	Level 3(2)	December 31	in earnings(3)
Fixed maturities, including securities pledged:
U.S. corporate, state and municipalities	$—	$—	$—	$—	$11.2	$—	$11.2	$—
Foreign	—	0.1	0.6	2.7	8.0	—	11.4	—
Residential mortgage-backed securities	1,237.9	(23.6)	4.3	62.5	0.6	(1,029.2)	252.5	(26.3)
Other asset-backed securities	188.8	(59.4)	93.3	(20.2)	45.2	—	247.7	(59.3)
Total fixed maturities, including securities pledged	1,426.7	(82.9)	98.2	45.0	65.0	(1,029.2)	522.8	(85.6)

Equity securities, available for sale	39.8	(0.4)	0.6	13.8	—	(26.1)	27.7	—

Derivatives, net	(48.3)	0.3	—	34.4	—	—	(13.6)	1.8

Product guarantees	(6.0)	9.0 (1)	—	(6.0)	—	—	(3.0)	—

Fixed Indexed Annuities	—	0.3 (1)	—	(5.9)	—	—	(5.6)	—

Separate Accounts	56.3	5.8	—	(57.7)	17.9	—	22.3	1.0

(1)          This amount is included in Interest credited and other benefits to contract owners on the Consolidated Statements of Operations. All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis.

(2)          The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

(3)          For financial instruments still held as of December 31. Amounts are included in Net investment income and Net realized capital losses on the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The transfers out of Level 3 during the year ended December 31, 2011 in Fixed maturities, including securities pledged, are primarily due to the Company’s determination that the market for subprime RMBS securities has become active.  While the valuation methodology has not changed, the Company has concluded that the frequency of transactions in the market for subprime RMBS securities represent regularly occurring market transactions and therefore are now classified as Level 2.  The transfers out of Level 3 during the year ended December 31, 2010 in Fixed maturities, including securities pledged, are primarily due to an increased utilization of vendor valuations for certain CMO assets.

The remaining transfers in and out of Level 3 for fixed maturities, equity securities and separate accounts during the years ended December 31, 2011 and 2010 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3, as these securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2011 and 2010.

	2011		2010
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale, including securities pledged	$18,669.1	$18,669.1	$16,974.8	$16,974.8
Fixed maturities, at fair value using the fair value option	511.9	511.9	453.4	453.4
Equity securities, available-for-sale	144.9	144.9	200.6	200.6
Mortgage loans on real estate	2,373.5	2,423.1	1,842.8	1,894.8
Loan-Dutch State obligation	417.0	421.9	539.4	518.7
Policy loans	245.9	245.9	253.0	253.0
Limited partnerships/corporations	510.6	510.6	463.5	493.8
Cash, cash equivalents, short-term investments, and short-term investments under securities loan agreement	958.7	958.7	1,128.8	1,128.8
Derivatives	505.8	505.8	234.2	234.2
Notes receivable from affiliates	175.0	165.2	175.0	177.0
Assets held in separate accounts	45,295.2	45,295.2	46,489.1	46,489.1
Liabilities:
Investment contract liabilities:
With a fixed maturity	1,222.4	1,369.1	1,313.2	1,311.5
Without a fixed maturity	18,410.3	21,739.8	16,902.6	16,971.6
Product guarantees	221.0	221.0	3.0	3.0
Fixed Indexed Annuities	16.3	16.3	5.6	5.6
Derivatives	360.0	360.0	280.3	280.3

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC Topic 825 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements.  Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments which are not carried at fair value on the Consolidated Balance Sheets, and therefore not categorized in the fair value hierarchy:

Limited partnerships/corporations: The fair value for these investments, primarily private equity fund of funds and hedge funds, is estimated based on the Net Asset Value (“NAV”) as provided by the investee.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Loan - Dutch State obligation: The fair value of the Dutch State loan obligation is estimated utilizing discounted cash flows from the Dutch Strip Yield Curve.

Policy loans: The fair value of policy loans is equal to the carrying, or cash surrender, value of the loans.  Policy loans are fully collateralized by the account value of the associated insurance contracts.

Investment contract liabilities (included in Future policy benefits and claims reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows, including associated expenses for maintaining the contracts, at rates, which are market risk-free rates augmented by credit spreads on current Company credit default swaps.  The augmentation is present to account for non-performance risk. A margin for non-financial risks associated with the contracts is also included.

Without a fixed maturity: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities relevant to both the contract holder and to the Company. Here, the stochastic valuation scenario set is consistent with current market parameters, and discount is taken using stochastically evolving short risk-free rates in the scenarios augmented by credit spreads on current Company debt. The augmentation in the discount is present to account for non-performance risk. Margins for non-financial risks associated with the contract liabilities are also included.

Notes receivable from affiliates: Estimated fair value of the Company’s notes receivable from affiliates is based upon discounted future cash flows using a discount rate approximating the current market rate.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

Mortgage Loans on Real Estate

The Company’s mortgage loans on real estate are summarized as follows at December 31, 2011 and 2010.

	2011	2010
Total commercial mortgage loans	$2,374.8	$1,844.1
Collective valuation allowance	(1.3)	(1.3)

Total net commercial mortgage loans	$2,373.5	$1,842.8

As of December 31, 2011, all commercial mortgage loans are held-for-investment.  The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk.  The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is monitored on a loan-specific basis through the review of submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items.  This review ensures properties are performing at a consistent and acceptable level to secure the debt.

The Company has established a collective valuation allowance for probable incurred, but not specifically identified, losses related to factors inherent in the lending process.  The collective valuation allowance is determined based on historical loss rates as adjusted by current economic information for all loans that are not determined to have an individually-assessed loss.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The changes in the collective valuation allowance were as follows for the years ended December 31, 2011 and 2010.

	2011	2010
Collective valuation allowance for losses, beginning of year	$1.3	$2.0
Addition to / (release of) allowance for losses	—	(0.7)

Collective valuation allowance for losses, end of year	$1.3	$1.3

The commercial mortgage loan portfolio is the recorded investment, prior to collective valuation allowances, by the indicated loan-to-value ratio and debt service coverage ratio, as reflected in the following tables at December 31, 2011 and 2010.

	2011(1)	2010(1)
Loan-to-Value Ratio:
0% - 50%	$552.4	$536.4
50% - 60%	771.5	564.6
60% - 70%	908.2	610.1
70% - 80%	125.2	113.9
80% - 90%	17.5	19.1
Total Commercial Mortgage Loans	$2,374.8	$1,844.1

(1)         Balances do not include allowance for mortgage loan credit losses.

	2011(1)	2010(1)
Debt Service Coverage Ratio:
Greater than 1.5x	$1,600.1	$1,270.0
1.25x - 1.5x	408.1	182.1
1.0x - 1.25x	286.7	191.8
Less than 1.0x	79.9	137.4
Mortgages secured by loans on land or construction loans	—	62.8
Total Commercial Mortgage Loans	$2,374.8	$1,844.1

(1)         Balances do not include allowance for mortgage loan credit losses.

The Company believes it has a high quality mortgage loan portfolio with substantially all of commercial mortgages classified as performing.  The Company defines delinquent commercial mortgage loans consistent with industry practice as 60 days past due.  There were no impairments taken on the mortgage loan portfolio for the year ended December 31, 2011. As of December 31, 2010 and 2009, there was a $1.0 and $10.3 impairment taken on the mortgage loan portfolio, respectively. As of December 31, 2011, all mortgage loans in the Company’s portfolio were current with respect to principal and interest. The Company’s policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until past due payments are brought current.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Due to challenges that the economy presents to the commercial mortgage market, effective with the third quarter of 2009, the Company recorded an allowance for probable incurred, but not specifically identified, losses related to factors inherent in the lending process.  At December 31, 2011 and 2010, the Company had a $1.3 allowance for mortgage loan credit losses.

All commercial mortgages are evaluated for the purpose of quantifying the level of risk.  Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest.  If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.

The carrying values and unpaid principal balances (prior to any charge-off) of impaired commercial mortgage loans were as follows for the years ended December 31, 2011 and 2010.

	2011	2010

Impaired loans without valuation allowances	$5.8	$9.5

Unpaid principal balance of impaired loans	$7.3	$12.0

The following is information regarding impaired loans, restructured loans, loans 90 days or more past due and loans in the process of foreclosure for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009

Impaired loans, average investment during the period	$7.7	$15.3	$10.5
Interest income recognized on impaired loans, on an accrual basis	0.6	0.9	0.6
Interest income recognized on impaired loans, on a cash basis	0.6	1.0	0.4

Loans in foreclosure, at amortized cost	—	—	5.8

For the years ended December 31, 2011 and 2010, there were no Restructured loans, Interest income recognized on restructured loans, Loans 90 days or more past due, interest no longer accruing, at amortized cost, Loans in foreclosure, at amortized cost, and Unpaid principal balance of loans 90 days or more past due, interest no longer accruing.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Troubled Debt Restructuring

The Company has high quality, well performing portfolios of commercial mortgage loans and private placements.  Under certain circumstances, modifications to these contracts are granted. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructure when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include: reduction of the face amount or maturity amount of the debt as originally stated, reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or reduction of accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. For the year ended December 31, 2011, the Company had one private placement troubled debt restructuring with a pre-modification and post-modification carrying value of $13.0 and $12.9, respectively.

During the twelve months ended December 31, 2011, the Company had no loans modified in a troubled debt restructuring with a subsequent payment default.

Derivative Financial Instruments

See the Business, Basis of Presentation and Significant Accounting Policies note to these Consolidated Financial Statements for disclosure regarding the Company’s purpose for entering into derivatives and the policies on valuation and classification of derivatives.  The Company enters into the following derivatives:

Interest rate caps: Interest rate caps are used to manage the interest rate risk in the Company’s fixed maturity portfolio.  Interest rate caps are purchased contracts that are used by the Company to hedge annuity products against rising interest rates.

Interest rate swaps: Interest rate swaps are used to manage the interest rate risk in the Company’s fixed maturity portfolio, as well as the Company’s liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly.

Foreign exchange swaps: Foreign exchange swaps are used to reduce the risk of a change in the value, yield, or cash flow with respect to invested assets.  Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for U.S. dollar cash flows at regular interim periods, typically quarterly or semi-annually.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Credit default swaps: Credit default swaps are used to reduce the credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals and amounts for the purchase or sale of credit protection. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract.

Forwards: Certain forwards are acquired to hedge certain CMO assets held by the Company against movements in interest rates, particularly mortgage rates. On the settlement date, the Company will either receive a payment (interest rate drops on purchased forwards or interest rate rises on sold forwards) or will be required to make a payment (interest rate rises on purchased forwards or interest rate drops on sold forwards).

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values, which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. The futures income would serve to offset these effects. Futures contracts are also used to hedge against an increase in certain equity indices. Such increases may result in increased payments to contract holders of fixed indexed annuity contracts, and the futures income would serve to offset this increased expense.

Swaptions: Swaptions are used to manage interest rate risk in the Company’s collateralized mortgage obligations portfolio. Swaptions are contracts that give the Company the option to enter into an interest rate swap at a specific future date.

Managed Custody Guarantees: The Company issued certain credited rate guarantees on externally managed variable bond funds that represent stand alone derivatives. The market value is partially determined by, among other things, levels of or changes in interest rates, prepayment rates, and credit ratings/spreads.

Embedded derivatives: The Company also has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of December 31, 2011 and 2010.

	2011			2010
	Notional	Asset	Liability	Notional	Asset	Liability
	Amount	Fair Value	Fair Value	Amount	Fair Value	Fair Value
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	1,000.0	$173.9	$—	7.2	$0.6	$—
Foreign exchange contracts	—	—	—	7.2	—	0.1
Derivatives: Non-Qualifying for hedge accounting(1)
Interest rate contracts	17,697.7	328.6	306.4	16,737.7	226.2	227.1
Foreign exchange contracts	213.4	0.7	32.4	233.0	0.7	38.4
Equity contracts	—	—	—	3.7	—	—
Credit contracts	548.4	2.6	21.2	641.4	6.7	14.7
Managed custody guarantees(2)	N/A	—	221.0	N/A	—	3.0
Embedded derivatives:
Within retail annuity products(2)	N/A	—	16.3	N/A	—	5.6
Total		$505.8	$597.3		$234.2	$288.9

N/A - Not applicable.

(1)  The fair values are reported in Derivatives or Other liabilities on the Consolidated Balance Sheets.

(2)  The fair values are reported in Future policy benefits and claim reserves on the Consolidated Balance Sheets.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Net realized gains (losses) on derivatives were as follows for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Derivatives:Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$—	$—	$—
Fair Value hedges:
Interest rate contracts	—	—	—
Derivatives: Non-Qualifying for hedge accounting(1)
Interest rate contracts	(53.4)	(53.4)	(178.8)
Foreign exchange contracts	(0.7)	7.4	(23.3)
Equity contracts	(0.5)	0.5	(49.0)
Credit contracts	(4.8)	8.9	(16.5)
Managed custody guarantees(2)	1.1	4.1	34.0
Embedded derivatives:
Within retail annuity products(2)	(217.2)	5.2	185.4
Total	$(275.5)	$(27.3)	$(48.2)

(1)  Changes in value for effective fair value hedges are recorded in Net realized capital gains (losses). Changes in fair value upon disposal for effective cash flow hedges are recorded in Net realized capital gains (losses) on the Consolidated Statements of Operations.

(2)  Changes in value are included in Interest credited and other benefits to contract owners on the Consolidated Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own. Credit default swaps may also be purchased to reduce credit exposure in the Company’s portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. These instruments are typically written for a maturity period of five years and do not contain recourse provisions, which would enable the seller to recover from third parties. The Company has International Swaps and Derivatives Association, Inc. (“ISDA”) agreements with each counterparty with which it conducts business and tracks the collateral positions for each counterparty. To the extent cash collateral is received, it is included in Payables under securities loan agreement, including collateral held, on the Consolidated Balance Sheets and is reinvested in short-term investments.  Collateral held is used in accordance with the Credit Support Annex (“CSA”) to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract. At December 31, 2011, the fair value of credit default swaps of $2.6 and $21.2 was included in Derivatives and Other liabilities,

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

respectively, on the Consolidated Balance Sheets. At December 31, 2010, the fair value of credit default swaps of $6.7 and $14.7 was included in Derivatives and Other liabilities, respectively, on the Consolidated Balance Sheets. As of December 31, 2011 and 2010, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $518.3 and $625.6, respectively.

4.                                      Deferred Policy Acquisition Costs and Value of Business Acquired

Beginning in the first quarter of 2011, the Company implemented a reversion to the mean technique of estimating its short-term equity market return assumptions. This change in estimate was applied prospectively in first quarter 2011. The reversion to the mean technique is a common industry practice in which DAC and VOBA unlocking for short-term equity returns only occurs if equity market performance falls outside established parameters.

Activity within DAC was as follows for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Balance at January 1	$896.9	$848.2	$1,021.3
Deferrals of commissions and expenses	152.3	142.2	108.2
Amortization:
Amortization	(179.0)	(77.0)	(39.3)
Interest accrued at 4% to 7%	69.5	64.6	58.0
Net amortization included in Consolidated Statements of Operations	(109.5)	(12.4)	18.7
Change in unrealized capital gains/losses on available-for-sale securities	(177.5)	(81.1)	(300.0)
Balance at December 31	$762.2	$896.9	$848.2

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Activity within VOBA was as follows for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Balance at January 1	$842.5	$1,045.1	$1,676.7
Deferrals of commissions and expenses	11.4	23.6	40.4
Amortization:
Amortization	(123.9)	(8.7)	(170.5)
Interest accrued at 4% to 7%	78.0	74.3	72.2
Net amortization included in Consolidated Statements of Operations	(45.9)	65.6	(98.3)
Change in unrealized capital gains/losses on available-for-sale securities	(162.5)	(291.8)	(573.7)
Balance at December 31	$645.5	$842.5	$1,045.1

The estimated amount of VOBA amortization expense, net of interest, is $42.4, $56.4, $55.5, $56.0, and $55.1, for the years 2012, 2013, 2014, 2015, and 2016, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

5.                                      Capital Contributions, Dividends and Statutory Information

ILIAC’s ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of ILIAC’s earned statutory surplus at the prior year end or (2) ILIAC’s prior year statutory net gain from operations.  Connecticut law also prohibits a Connecticut insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the year ended December 31, 2011, ILIAC did not pay any dividends on its common stock to its Parent.  During the year ended December 31, 2010, ILIAC paid a $203.0 dividend on its common stock to its Parent.  During the year ended December 31, 2009, ILIAC did not pay any dividends on its common stock to its Parent. On December 22, 2011 and October 30, 2010, IFA paid a $65.0 and $60.0, respectively, dividend to ILIAC, its parent, which was eliminated in consolidation.

During the year ended December 31, 2011, ILIAC received capital contributions of $201.0 in the aggregate from its Parent. During the year ended December 31, 2010, ILIAC did not receive any capital contributions from is Parent. On November 12, 2008, ING issued to the Dutch State non-voting Tier 1 securities for a total consideration of EUR 10 billion.  On February 24, 2009, $2.2 billion was contributed to direct and indirect insurance company subsidiaries of ING AIH, of which $365.0 was contributed to the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Company.  The contribution was comprised of the proceeds from the investment by the Dutch State and the redistribution of currently existing capital within ING.

The State of Connecticut Insurance Department (the “Department”) recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States.  Statutory net income (loss) was $194.4, $66.0, and $271.6,  for the years ended December 31, 2011, 2010, and 2009, respectively.  Statutory capital and surplus was $1.9 billion and $1.7 billion as of December 31, 2011 and 2010, respectively.  As specifically prescribed by statutory accounting practices, statutory surplus as of December 31, 2010 included the impact of the $150.0 capital contribution received by ILIAC from its Parent on February 18, 2011.

Effective for December 31, 2009, the Company adopted Actuarial Guideline 43, Variable Annuity Commissioners Annuity Reserve Valuation Method (“AG43”). The NAIC replaced the existing formula-based reserve standard methodology (AG34, Death Benefits and AG39, Living Benefits) with a stochastic principles-based methodology (AG43) for determining reserves for all individual variable annuity contracts with and without guaranteed benefits and all group annuity contracts with guarantees issued on or after January 1, 1981. Variable payout annuity contracts are also subject to AG43. There is no cumulative effect of adopting AG43. Reserves calculated using AG43 were higher than reserves calculated under AG34 and AG39 by $69.1 at December 31, 2010. Where the application of AG43 produces higher reserves than the Company had otherwise established under AG43 and AG39, the Company may request a grade-in period, not to exceed three years, from the domiciliary commissioner. The grading shall be done only on reserves on the contracts in-force as of the current year. The reserves under the old basis and the new basis shall be compared each year with two-thirds of the difference subtracted from the reserve under the new basis at December 31, 2009 and one-third of the difference subtracted from the new basis at December 31, 2010 and the remaining third recorded in 2011.  The Company did elect the grade-in provision.  The reserves at December 31, 2011 reflect the full impact of adoption of AG43.

Effective December 31, 2009, the Company adopted SSAP No. 10R, Income Taxes, for its statutory basis of accounting. This statement requires the Company to calculate admitted deferred tax assets based upon what is expected to reverse within one year with a cap on the admitted portion of the deferred tax asset of 10% of capital and surplus for its most recently filed statement.  If the Company’s risk-based capital (“RBC”) levels, after reflecting the above limitation, exceeds 250% of the authorized control level, the statement increases the limitation on admitted deferred tax assets from what is expected to reverse in one year to what is expected to reverse over the next three years and increases the cap on the admitted portion of the deferred tax asset from 10% of capital and surplus for its most recently filed statement to 15%.  Other revisions in the statement include requiring the Company to reduce the gross deferred tax asset by a statutory

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

valuation allowance adjustment if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50%) that some portion of or all of the gross deferred tax assets will not be realized.  To temper this positive RBC impact, and as a temporary measure at December 31, 2009 only, a 5% pre-tax RBC charge was required to be applied to the additional admitted deferred tax assets generated by SSAP 10R.  The adoption for 2009 had a December 31, 2009 sunset; however, during 2010, the 2009 adoption, including the 5% pre-tax RBC charge, was extended through December 31, 2011.  The effects on the Company’s statutory financial statements of adopting this change in accounting principle were increases to total assets and capital and surplus of $86.7 and $68.9 as of December 31, 2011 and 2010, respectively.  This adoption had no impact on total liabilities or net income.

6.                                      Additional Insurance Benefits and Minimum Guarantees

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2011, the account value for the separate account contracts with guaranteed minimum benefits was $7.9 billion. The additional liability recognized related to minimum guarantees was $5.4. As of December 31, 2010, the account value for the separate account contracts with guaranteed minimum benefits was $6.1 billion. The additional liability recognized related to minimum guarantees was $4.4.

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2011 and 2010, was $7.9 billion and $6.1 billion, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

7.                                      Income Taxes

Income tax expense (benefit) consisted of the following for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Current tax expense (benefit):
Federal	$60.3	$73.2	$27.5
State	—	—	(0.9)
Total current tax expense	60.3	73.2	26.6
Deferred tax expense (benefit):
Federal	(56.5)	67.6	23.0
Total deferred tax expense (benefit)	(56.5)	67.6	23.0
Total income tax expense	$3.8	$140.8	$49.6

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Income before income taxes	$340.4	$577.7	$403.5
Tax rate	35.0%	35.0%	35.0%
Income tax expense at federal statutory rate	119.1	202.2	141.2
Tax effect of:
Dividend received deduction	(37.0)	(23.3)	(2.6)
Tax valuation allowance	(87.0)	(13.7)	(92.2)
State audit settlement	—	—	(1.2)
IRS audit settlement	3.7	(26.8)	(0.1)
State tax expense	—	0.6	0.1
Other	5.0	1.8	4.4
Income tax expense	$3.8	$140.8	$49.6

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Temporary Differences

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2011 and 2010, are presented below.

	2011	2010
Deferred tax assets:
Insurance reserves	$269.6	$187.1
Investments	89.2	112.5
Postemployment benefits	97.1	83.7
Compensation	22.9	45.9
Other	22.5	22.1
Total gross assets before valuation allowance	501.3	451.3
Less: valuation allowance	(11.1)	(120.1)
Assets, net of valuation allowance	490.2	331.2
Deferred tax liabilities:
Net unrealized gain	(288.2)	(71.9)
Value of business acquired	(398.4)	(410.5)
Deferred policy acquisition costs	(326.5)	(315.7)
Total gross liabilities	(1,013.1)	(798.1)
Net deferred income tax liability	$(522.9)	$(466.9)

Valuation allowances are provided when it is considered more likely than not that deferred tax assets will not be realized. At December 31, 2011, the Company did not have a tax valuation allowance related to realized and unrealized capital losses. At December 31, 2010, the Company had a tax valuation allowance of $109.0 related to realized and unrealized capital losses.  As of December 31, 2011 and 2010, the Company had full tax valuation allowances of $11.1 related to foreign tax credits, the benefit of which is uncertain.  The change in net unrealized capital gains (losses) includes an increase (decrease) in the tax valuation allowance of $(22.0), $(68.7), and $(38.3) for the years ended December 31, 2011, 2010, and 2009, respectively.

Tax Sharing Agreement

The Company had a payable to ING AIH of $1.3 and $49.3 for federal income taxes as of December 31, 2011 and 2010, respectively, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company’s operations are included in the consolidated tax return of ING AIH.  Generally, the Company’s consolidated financial statements recognize the current and deferred income tax consequences that result from the Company’s activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC 740) as if the Company were a separate taxpayer rather than a member of ING AIH’s consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

sharing agreement. The Company’s tax sharing agreement with ING AIH states that for each taxable year during which the Company is included in a consolidated federal income tax return with ING AIH, ING AIH will pay to the Company an amount equal to the tax benefit of the Company’s net operating loss carryforwards and capital loss carryforwards generated in such year, without regard to whether such net operating loss carryforwards and capital loss carryforwards are actually utilized in the reduction of the consolidated federal income tax liability for any consolidated taxable year.

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the years ended December 31, 2011 and 2010 are as follows:

	2011	2010
Balance at beginning of period	$23.0	$12.8
Additions for tax positions related to prior years	4.5	36.2
Reductions for tax positions related to prior years	(4.5)	(25.8)
Reductions for settlements with taxing authorities	(23.0)	(0.2)

Balance at end of period	$—	$23.0

The Company had no unrecognized tax benefits as of December 31, 2011 and 2010, which would affect the Company’s effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current income taxes and Income tax expense on the Consolidated Balance Sheets and the Consolidated Statements of Operations, respectively. The Company had no accrued interest as of December 31, 2011 and 2010. The decrease during the tax period ended December 31, 2011 is primarily related to the settlement of the 2009 federal audit.

Tax Regulatory Matters

In March 2011, the Internal Revenue Service (“IRS”) completed its examination of the Company’s returns through tax year 2009.  In the provision for the year ended December 31, 2011, the Company reflected an increase in the tax expense based on the results of the IRS examination and monitoring the activities of the IRS with respect to certain issues with other taxpayers and the merits of the Company’s position.

The Company is currently under audit by the IRS for tax years 2010 through 2012, and it is expected that the examination of tax year 2010 will be finalized within the next twelve months.  The Company and the IRS have agreed to participate in the Compliance Assurance Program (“CAP”) for the tax years 2010 through 2012.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

8.                                      Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Retirement Plan was amended and restated effective January 1, 2008.  The Retirement Plan was also amended on July 1, 2008, related to the admission of the employees from the acquisition of CitiStreet LLC (“CitiStreet”) by Lion, and ING North America filed a request for a determination letter on the qualified status of the Retirement Plan, but has not yet received a favorable determination letter. Additionally, effective January 1, 2009, the Retirement Plan was amended to provide that anyone hired or rehired by the Company on or after January 1, 2009, would not be eligible to participate in the Retirement Plan.

Beginning January 1, 2012, the Retirement Plan will use a cash balance pension formula instead of a final average pay (“FAP”) formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible pay. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the Internal Revenue Service in the preceding August of each year. The accrued vested cash balance benefit is portable; participants can take it when they leave the Company’s employ. For participants in the Retirement Plan as of December 31, 2011, there will be a two-year transition period from the Retirement Plan’s current FAP formula to the cash balance pension formula. Due to ASC Topic 715 requirements, the accounting impact of the change in the Retirement Plan was recognized upon Board approval November 10, 2011. This change had no material impact on the Consolidated Financial Statements.

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan earns a benefit under a FAP formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $24.6, $27.2, and $22.3 for the years ended December 31, 2011, 2010, and 2009, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its affiliates (excluding

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

certain employees, including but not limited to Career Agents) are eligible to participate, including the Company’s employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria.  The Savings Plan is a tax-qualified defined contribution retirement plan, which includes an employee stock ownership plan (“ESOP”) component. The Savings Plan was amended and restated effective January 1, 2008 and subsequently amended on July 1, 2008, with respect to the admission of employees from the acquisition of CitiStreet by Lion. The Savings Plan was most recently amended effective January 1, 2011 to permit Roth 401(k) contributions to be made to the Plan. ING North America filed a request for a determination letter on the qualified status of the Plan and received a favorable determination letter dated May 19, 2009. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The cost allocated to the Company for the Savings Plan were $9.8, $10.7, and $8.9, for the years ended December 31, 2011, 2010, and 2009, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

Through December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the “SERPs”). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants begin accruing benefits under ING North America SERPs.  Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

Effective December 31, 2011, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the “Agents Non-Qualified Plan”). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan (“Career Agents”). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following table summarizes the benefit obligations, fair value of plan assets, and funded status, for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2011 and 2010.

	2011	2010
Change in Projected Benefit Obligation:
Projected benefit obligation, January 1	$96.8	$90.2
Interest cost	5.0	5.1
Benefits paid	(8.4)	(10.1)
Actuarial gain on obligation	18.4	11.6
Plan adjustments	(8.8)	—
Curtailments or settlements	(4.3)	—
Projected benefit obligation, December 31	$98.7	$96.8

Fair Value of Plan Assets:
Fair value of plan assets, December 31	$—	$—

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Amounts recognized in the Consolidated Balance Sheets consist of:

	2011	2010
Accrued benefit cost	$(98.7)	$(96.8)
Accumulated other comprehensive income	34.0	30.0

Net amount recognized	$(64.7)	$(66.8)

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2011 and 2010 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2011	2010
Discount rate at end of period	4.75%	5.50%
Rate of compensation increase	3.00%	3.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 4.75% was the appropriate discount rate as of December 31, 2011, to calculate the Company’s accrued benefit liability.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2011	2010	2009
Discount rate	5.50%	6.00%	6.00%
Rate of increase in compensation levels	3.00%	3.00%	1.50%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2011, 2010, and 2009, were as follows:

	2011	2010	2009
Interest cost	$5.0	$5.1	$5.3
Net actuarial loss recognized in the year	3.4	2.6	2.1
Unrecognized past service cost recognized in the year	—	0.1	0.1
The effect of any curtailment or settlement	2.2	—	0.1
Net periodic benefit cost	$10.6	$7.8	$7.6

Cash Flows

In 2012, the employer is expected to contribute $8.8 to the SERPs and Agents Non-Qualified Plan.  Future expected benefit payments related to the SERPs, and Agents Non-Qualified Plan, for the years ended December 31, 2012 through 2016, and thereafter through 2021, are estimated to be $8.8, $7.9, $6.9, $5.7, $5.3, and $26.5, respectively.

Stock Option and Share Plans

Through 2010, ING sponsored the ING Group Long-Term Equity Ownership Plan (“leo”), which provides employees of the Company who are selected by the ING Executive Board with options and/or performance shares.  The terms applicable to an award under leo are set out in an award agreement, which is signed by the participant when he or she accepts the award.

Options granted under leo are nonqualified options on ING shares in the form of American Depository Receipts (“ADRs”). Leo options have a ten (10) year term and vest three years from the grant date. Options awarded under leo may vest earlier in the event of the participant’s death, permanent disability or retirement.  Retirement for purposes of leo means a participant terminates service after attaining age 55 and completing 5 years of service.  Early vesting in all or a portion of a grant of options may also occur in the event the participant is terminated due to redundancy or business divestiture. Unvested options are generally subject to forfeiture when a participant voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination or termination for cause. An option gives the recipient the right to purchase an ING share in the form of ADRs at a price equal to the fair market value of one ING share on the date of grant. On exercise, participant’s have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the options being exercised, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

sufficient shares to satisfy the participant’s tax obligation.  The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

Awards of performance shares may also be made under leo.  Performance shares are a contingent grant of ING stock, and, on vesting, the participant has the right to receive a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock Market on the vesting date times the number of vested Plan shares.  Performance shares generally vest three years from the date of grant, with the amount payable based on ING’s share price on the vesting date.  Payments made to participants on vesting are based on the performance targets established in connection with leo and payments can range from 0% to 200% of target.  Performance is based on ING’s total shareholder return relative to a peer group as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although immediate vesting will occur in the event of the participant’s death, disability or retirement.  If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in leo).  Upon vesting, participants have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the shares, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

Commencing in 2011, ING introduced a new long-term equity and deferred bonus plan, the Long-Term Sustainable Performance Plan (“LSPP”).  The terms applicable to an award under the LSPP will be set out in a grant agreement which is signed by the participant when he or she accepts the award.  The LSPP will provide employees of the Company who are selected by the ING Executive Board with performance shares and will also require deferral of discretionary incentive bonus awards in excess of EUR 100,000.  The performance shares awarded under the LSPP will be a contingent grant of ING ADR units and on settlement, the participant will have the right to either receive ING ADR units in kind or a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock Market on the settlement date times the number of vested ADR units, subject to achievement during the vesting period of performance targets based on return of equity and employee engagement. The excess bonus amount will be held in deferred ING ADR units or in a deferred cash account, or some combination thereof, depending on the total amount of the incentive bonus award, generally subject to vesting in three equal tranches over the three year period commencing on the date of incentive bonus payment.  Unlike the leo plan, no options on ING shares in the form of ADRs will be granted under the LSPP.  To vest in performance shares, deferred shares or deferred cash, an employee must generally be actively employed on the settlement date, although immediate full and partial vesting in the event of normal age or early retirement,

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

death or disability, or termination due to redundancy or business divestiture will occur, similar to the vesting treatment in the leo plan.

The Company was allocated from ING compensation expense for the leo options, leo performance shares and LSPP of $5.1, $3.4, and $3.7 for the years ended December 31, 2011, 2010, and 2009, respectively, primarily related to leo.

The Company recognized tax benefits of $0.8, $0.7, and $0.1 in 2011, 2010, and 2009, respectively, and $0.3 , $0.1, and $0.1, respectively, are related to leo.

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

•                              The ING 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant’s pre-tax deferral contribution, with a maximum of 6% of the participant’s eligible pay. A request for a determination letter on the qualified status of the ING 401(k) Plan for ILIAC Agents was filed with the IRS on January 1, 2008. A favorable determination letter was received dated January 5, 2011.

•                              The Producers’ Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

•                              The Producers’ Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

•                              Certain health care and life insurance benefits for retired employees and their eligible dependents. The post retirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring these costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

•                              The ING Americas Supplemental Executive Retirement Plan, which is a non-qualified defined benefit restoration pension plan.

•                              The ING Americas Deferred Compensation Savings Plan, which is a deferred compensation plan that includes a 401(k) excess component.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2011, 2010, and 2009, were $9.9, $11.9, and $12.1, respectively.

9.                                      Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

•                              Investment Advisory agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administrative, and accounting services for ILIAC’s general account. ILIAC incurs a fee, which is paid quarterly, based on the value of the assets under management.  For the years ended December 31, 2011, 2010, and 2009, expenses were incurred in the amounts of $22.8, $23.7, and $35.9, respectively.

•                              Services agreement with ING North America for administrative, management, financial, and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2011, 2010, and 2009, expenses were incurred in the amounts of $180.6, $209.7, and $140.2, respectively.

•                              Services agreement between ILIAC and its U.S. insurance company affiliates dated January 1, 2001, and amended effective January 1, 2002 and December 31, 2007. For the years ended December 31, 2011, 2010, and 2009, net expenses related to the agreement were incurred in the amount of $29.8, $53.3, and $26.3, respectively.

•                              Service agreement with ING Institutional Plan Services, LLC (“IIPS”) effective November 30, 2008 pursuant to which IIPS provides recordkeeper services to certain benefit plan clients of ILIAC.  For the years ended December 31, 2011, 2010, and 2009, ILIAC’s net earnings related to the agreement were in the amount of $8.4, $2.2, and $7.8, respectively.

•                              Intercompany agreement with IIM pursuant to which IIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues IIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company’s variable insurance products.  For the years ended December 31, 2011 and 2010, revenue under the IIM intercompany agreement was $24.7 and $24.1, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.  Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly-owned subsidiary of its Parent.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

•                              Underwriting and distribution agreements with ING USA Annuity and Life Insurance Company (“ING USA”) and ReliaStar Life Insurance Company of New York (“RLNY”), affiliated companies, whereby DSL serves as the principal underwriter for variable insurance products.  In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2011, 2010, and 2009, commissions were collected in the amount of $218.3, $220.0, and $275.3.  Such commissions are, in turn, paid to broker-dealers.

•                              Intercompany agreements with each of ING USA, IIPS, ReliaStar Life Insurance Company and Security Life of Denver Insurance Company (individually, the “Contracting Party”) pursuant to which DSL agreed, effective January 1, 2010, to pay the Contracting Party, on a monthly basis, a portion of the revenues DSL earns as investment adviser to certain U.S. registered investment companies that are either investment option under certain variable insurance products of the Contracting Party or are purchased for certain customers of the Contacting Party.  For the year ended December 31, 2011 and 2010, expenses were incurred under these intercompany agreements in the aggregate amount of $207.9 and $204.5, respectively.

•                              Prior to January 1, 2010, DSL was a party to a service agreement with ING USA pursuant to which ING USA provided DSL with managerial and supervisory services in exchange for a fee.  This service agreement was terminated as of January 1, 2010.  For the year ended December 31, 2009, expenses were incurred under this service agreement in the amount of $123.2.

•                              Service agreement with RLNY whereby DSL receives managerial and supervisory services and incurs a fee.  For the years ended December 31, 2011, 2010, and 2009, expenses were incurred under this service agreement in the amount of $3.2, $3.3, and $1.2, respectively.

•                              Administrative and advisory services agreements with ING Investment LLC and IIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of ING Investors Trust. For the years ended December 31, 2011, 2010, and 2009, expenses were incurred in the amounts of $23.3, $19.8, and $12.5, respectively.

Investment Advisory and Other Fees

Effective January 1, 2007, ILIAC’s investment advisory agreement to serve as investment advisor to certain variable funds offered in Company products (collectively, the “Company Funds”), was assigned to DSL. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

average daily net assets. The total amount of compensation and fees received by the Company from the Company Funds and separate accounts totaled $103.2, $246.1, and $212.3, (excludes fees paid to ING Investment Management Co.) in 2011, 2010, and 2009, respectively.

DSL has been retained by ING Investors Trust (“IIT”), an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to IIT. Under the management agreement, DSL provides or arranges for the provision of all services necessary for the ordinary operations of IIT. DSL earns a monthly fee based on a percentage of average daily net assets of IIT. DSL has entered into an administrative services subcontract with ING Fund Services, LLC, an affiliate, pursuant to which ING Fund Services, LLC, provides certain management, administrative and other services to IIT and is compensated a portion of the fees received by DSL under the management agreement. In addition to being the investment advisor of the Trust, DSL is the investment advisor of ING Partners, Inc. (the “Fund”), an affiliate. DSL and the Fund have an investment advisory agreement, whereby DSL has overall responsibility to provide portfolio management services for the Fund. The Fund pays DSL a monthly fee, net of sub advisory fees, which is based on a percentage of average daily net assets. For the years ended December 31, 2011, 2010, and 2009, revenue received by DSL under these agreements (exclusive of fees paid to affiliates) was $323.2, $314.3, and $270.0, respectively. At December 31, 2011 and 2010, DSL had $22.9 and $25.1, respectively, receivable from IIT under the management agreement.

Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with ING AIH, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2016, either party can borrow from the other up to 3.0% of the Company’s statutory admitted assets as of the preceding December 31.  Interest on any Company borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15%.  Interest on any ING AIH borrowing is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, the Company incurred an immaterial amount of interest expense for the years ended December 31, 2011, 2010, and 2001, and earned interest income of $1.3, $0.9, and $1.0, for the years ended December 31, 2011, 2010, and 2009, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Consolidated Statements of Operations. As of December 31, 2011 and 2010, the Company had an outstanding receivable of $648.0 and $304.1, respectively, with ING AIH under the reciprocal loan agreement.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Note with Affiliate

On December 29, 2004, ING USA issued a surplus note in the principal amount of $175.0 (the “Note”) scheduled to mature on December 29, 2034, to ILIAC, in an offering that was exempt from the registration requirements of the Securities Act of 1933. ILIAC’s $175.0 Note bears interest at a rate of 6.26% per year. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income was $11.1 for each of the years ended December 31, 2011, 2010, and 2009.

Illiquid Assets Back-Up Facility

In the first quarter of 2009, ING reached an agreement, for itself and on behalf of certain ING affiliates including the Company, with the Dutch State on the Illiquid Assets Back-Up Facility (the “Back-Up Facility”) covering 80% of ING’s Alt-A RMBS.  Under the terms of the Back-Up Facility, a full credit risk transfer to the Dutch State was realized on 80% of ING’s Alt-A RMBS owned by ING Bank, FSB and ING affiliates within ING U.S. insurance with a book value of $36.0 billion, including book value of $802.5 of the Alt-A RMBS portfolio owned by the Company (with respect to the Company’s portfolio, the “Designated Securities Portfolio”) (the “ING-Dutch State Transaction”).  As a result of the risk transfer, the Dutch State participates in 80% of any results of the ING Alt-A RMBS portfolio.  The risk transfer to the Dutch State took place at a discount of approximately 10% of par value.  In addition, under the Back-Up Facility, other fees were paid both by the Company and the Dutch State.  Each ING company participating in the ING-Dutch State Transaction, including the Company remains the legal owner of 100% of its Alt-A RMBS portfolio and will remain exposed to 20% of any results on the portfolio.  The ING-Dutch State Transaction closed on March 31, 2009, with the affiliate participation conveyance and risk transfer to the Dutch State described in the succeeding paragraph taking effect as of January 26, 2009.

In order to implement that portion of the ING-Dutch State Transaction related to the Company’s Designated Securities Portfolio, the Company entered into a participation agreement with its affiliates, ING Support Holding B.V. (“ING Support Holding”) and ING pursuant to which the Company conveyed to ING Support Holding an 80% participation interest in its Designated Securities Portfolio and will pay a periodic transaction fee, and received, as consideration for the participation, an assignment by ING Support Holding of its right to receive payments from the Dutch State under the Illiquid Assets Back-Up Facility related to the Company’s Designated Securities Portfolio among, ING, ING Support Holding and the Dutch State (the “Company Back-Up Facility”).  Under the Company Back-Up Facility, the Dutch State is obligated to pay certain periodic fees and make certain periodic payments with respect to the Company’s Designated Securities Portfolio, and ING Support Holding is obligated to pay a periodic guarantee fee and make periodic payments to the Dutch State equal to the distributions

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

made with respect to the 80% participation interest in the Company’s Designated Securities Portfolio.  The Dutch State payment obligation to the Company under the Company Back-Up Facility is accounted for as a loan receivable for U.S. GAAP and is reported in Loan - Dutch State obligation on the Consolidated Balance Sheets.

Upon the closing of the transaction on March 31, 2009, the Company recognized a gain of $206.2, which was reported in Net realized capital losses on the Consolidated Statements of Operations.

In a second transaction, known as the Step 1 Cash Transfer, a portion of the Company’s Alt-A RMBS which had a book value of $4.2 was sold for cash to an affiliate, Lion II Custom Investments LLC (“Lion II”).  Immediately thereafter, Lion II sold to ING Direct Bancorp the purchased securities (the “Step 2 Cash Transfer”). Contemporaneous with the Step 2 Cash Transfer, ING Direct Bancorp included such purchased securities as part of its Alt-A RMBS portfolio sale to the Dutch State.  The Step 1 Cash Transfer closed on March 31, 2009, and the Company recognized a gain of $0.3 contemporaneous with the closing of the ING-Dutch State Transaction, which was reported in Net realized capital losses on the Consolidated Statements of Operations.

As part of the final restructuring plan submitted to the EC in connection with its review of the Dutch state aid to ING (the “Restructuring Plan”), ING has agreed to make additional payments to the Dutch State corresponding to an adjustment of fees for the Back-Up Facility. Under this new agreement, the terms of the ING-Dutch State Transaction which closed on March 31, 2009, including the transfer price of the Alt-A RMBS securities, remain unaltered and the additional payments are not borne by the Company or any other ING U.S. subsidiaries.

Property and Equipment Sale

During the second quarter of 2009, ING’s U.S. life insurance companies, including the Company, sold a portion of its property and equipment in a sale/leaseback transaction to an affiliate, ING North America.  The fixed assets involved in the sale were capitalized assets generally depreciated over the expected useful lives and software in development. Since the assets were being depreciated using expected useful lives, the current net book value reasonably approximated the current fair value of the assets being transferred. The fixed assets sold to ING North America by the Company totaled $17.4.

Transfer of Registered Representatives

On January 1, 2011, IFA transferred a group of registered representatives and their related customer accounts to its broker-dealer affiliate, ING Financial Partners, Inc. and received $5.0 as consideration for the transfer.  Effective January 1, 2011, IFA operates exclusively as a wholesale broker-dealer.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

10.                               Financing Agreements

Windsor Property Loan

On June 16, 2007, the State of Connecticut acting by the Department of Economic and Community Development (“DECD”) loaned ILIAC $9.9 (the “DECD Loan”) in connection with the development of the corporate office facility located at One Orange Way, Windsor, Connecticut that serves as the principal executive offices of the Company (the “Windsor Property”). The loan has a term of twenty years and bears an annual interest rate of 1.00%. As long as no defaults have occurred under the loan, no payments of principal or interest are due for the initial ten years of the loan. For the second ten years of the DECD Loan term, ILIAC is obligated to make monthly payments of principal and interest.

The DECD Loan provided for loan forgiveness during the first five years of the term at varying amounts up to $5.0 if ILIAC and its affiliates met certain employment thresholds at the Windsor Property during that period.  On December 1, 2008, the DECD determined that the Company had met the employment thresholds for loan forgiveness and, accordingly, forgave $5.0 of the DECD Loan to ILIAC in accordance with the terms of the DECD Loan. The DECD Loan provides additional loan forgiveness at varying amounts up to $4.9 if ILIAC and its ING affiliates meet certain employment thresholds at the Windsor Property during years five through ten of the loan. ILIAC’s obligations under the DECD Loan are secured by an unlimited recourse guaranty from its affiliate, ING North America Insurance Corporation.

At both December 31, 2011 and 2010, the amount of the loan outstanding was $4.9, which was reflected in Long-term debt on the Consolidated Balance Sheets.

Also see Financing Agreements in the Related Party Transactions note to these Consolidated Financial Statements.

11.                               Reinsurance

At December 31, 2011, the Company had reinsurance treaties with 6 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts.  At December 31, 2011, the Company did not have any outstanding cessions under any reinsurance treaties with affiliated reinsurers.  The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash.  Under the agreement, the Lincoln subsidiary contractually assumed from the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners.  The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

The Company assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $10.3 and $11.5 were maintained for this contract as of December 31, 2011 and 2010, respectively.

Reinsurance ceded in force for life mortality risks were $16.2 billion and $17.4 billion at December 31, 2011 and 2010, respectively. At December 31, 2011 and 2010, net receivables were comprised of the following:

	2011	2010
Claims recoverable from reinsurers	$2,276.3	$2,356.0
Reinsured amounts due to reinsurers	(0.3)	0.4
Other	0.3	(0.5)
Total	$2,276.3	$2,355.9

Premiums were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Premiums:
Direct premiums	$34.0	$67.6	$35.2
Reinsurance assumed	0.1	—	0.1
Reinsurance ceded	(0.2)	(0.3)	(0.3)
Net premiums	$33.9	$67.3	$35.0

12.                               Commitments and Contingent Liabilities

Leases

All of the Company’s expenses for leased and subleased office properties are paid for by an affiliate and allocated back to the Company, as all remaining operating leases were executed by ING North America Insurance Corporation as of December 31, 2008, which resulted in the Company no longer being party to any operating leases. For the years ended December 31, 2011, 2010, and 2009, rent expense for leases was $5.0, $4.0, and $5.1, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield.  The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost.  Also, there is likely to be a change in the value of the securities underlying the commitments.

As of December 31, 2011 and 2010, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $536.4 and $336.3, respectively.

Collateral

Under the terms of the Company’s Over-The-Counter Derivative ISDA Agreements (“ISDA Agreements”), the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA Agreements will be met with regard to the CSA.  The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate.  As of December 31, 2011 and 2010, the Company held $110.0 and $4.7, of cash collateral, respectively, which was included in Payables under securities loan agreement, including collateral held, on the Consolidated Balance Sheets. In addition, as of December 31, 2011 and 2010, the Company delivered collateral of $77.9 and $93.8, respectively, in fixed maturities pledged under derivatives contracts, which was included in Securities pledged on the Consolidated Balance Sheets.

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/ arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Regulatory Matters

As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry.  These currently include an inquiry regarding the Company’s policy for correcting errors made in processing trades for ERISA plans or

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

plan participants.  Some of these investigations, examinations, audits and inquiries could result in regulatory action against the Company. The potential outcome of the investigations, examinations, audits, inquiries and any such regulatory action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, additional payments to plans or participants, disgorgement, settlement payments, penalties, fines, and other financial liability and changes to the Company’s policies and procedures, the financial impact of which cannot be estimated at this time, but management does not believe will have a material adverse effect on the Company’s financial position or results of operations.  It is the practice of the Company and its affiliates to cooperate fully in these matters.

13.                               Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of AOCI as of December 31, 2011, 2010, and 2009.

	2011	2010	2009
Fixed maturities	$1,518.7	$933.8	$133.4
Equity securities, available-for-sale	13.1	21.0	12.8
Derivatives	173.7	0.5	—
DAC/VOBA adjustment on available-for-sale securities	(801.7)	(461.7)	(88.8)
Sales inducements adjustment on available-for-sale securities	—	(0.3)	0.2
Premium deficiency reserve adjustment	(64.8)	(61.0)	—
Other investments	—	0.1	—
Unrealized capital gains, before tax	839.0	432.4	57.6
Deferred income tax asset / liability	(233.0)	(114.4)	(63.9)
Unrealized capital gains, after tax	606.0	318.0	(6.3)
Pension and other post-employment benefits liability, net of tax	(15.7)	(13.5)	(8.7)
Accumulated other comprehensive income (loss)	$590.3	$304.5	$(15.0)

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, net of DAC, VOBA, and tax, related to changes in unrealized capital gains (losses) on securities, including securities pledged, were as follows for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Fixed maturities	$563.6	$813.1	$1,734.4
Equity securities, available-for-sale	(7.9)	8.2	20.2
Derivatives	173.2	0.5	—
DAC/VOBA adjustment on available-for-sale securities	(340.0)	(372.9)	(873.7)
Sales inducements adjustment on available-for-sale securities	0.3	(0.5)	(2.2)
Premium deficiency reserve adjustment	(3.8)	(61.0)	—
Other investments	(0.1)	0.1	0.3
Change in unrealized gains on securities, before tax	385.3	387.5	879.0
Deferred income tax asset/liability	(111.1)	(54.9)	(239.1)
Change in unrealized gains on securities, after tax	274.2	332.6	639.9

Change in other-than-temporary impairment losses, before tax	21.3	(12.7)	(46.7)
Deferred income tax asset/liability	(7.5)	4.4	16.3
Change in other-than-temporary impairment losses, after tax	13.8	(8.3)	(30.4)

Pension and other post-employment benefit liability, before tax	(3.4)	(7.4)	13.5
Deferred income tax asset/liability	1.2	2.6	(4.2)
Pension and other post-employment benefit liability, after tax	(2.2)	(4.8)	9.3

Net change in unrealized gains, after tax	$285.8	$319.5	$618.8

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Changes in unrealized capital gains on securities, including securities pledged and noncredit impairments, as recognized in AOCI, reported net of DAC, VOBA, and income taxes, were as follows for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Net unrealized capital holding gains arising during the period(1)	$344.5	$284.8	$587.5
Reclassification adjustment for gains (losses) and other items included in Net income (loss)(2)	(78.5)	(29.2)	(16.3)
Change in deferred tax asset valuation allowance	22.0	68.7	38.3
Net change in unrealized capital gains on securities	$288.0	$324.3	$609.5

(1)         Pretax unrealized capital holding gains (losses) arising during the year were $526.8, $417.6, and $856.4, for the years ended December 31, 2011, 2010, and 2009, respectively.

(2)         Pretax reclassification adjustments for gains (losses) and other items included in Net income (loss) were $120.0, $42.8, and $23.7, for the years ended December 31, 2011, 2010, and 2009, respectively.

The reclassification adjustments for gains (losses) and other items included in Net income (loss) in the above table are generally determined by FIFO methodology.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

QUARTERLY DATA (UNAUDITED)

(Dollar amounts in millions, unless otherwise stated)

2011	First	Second	Third	Fourth
Total revenue	$594.0	$632.0	$538.1	$544.9
Income (loss) before income taxes	170.9	162.3	(26.2)	33.4
Income tax expense (benefit)	84.2	43.6	(108.0)	(16.0)
Net income	$86.7	$118.7	$81.8	$49.4

2010	First	Second	Third	Fourth
Total revenue	$520.6	$542.4	$549.5	$613.5
Income before income taxes	104.9	78.4	127.2	267.2
Income tax expense (benefit)	14.0	34.7	(8.8)	100.9
Net income	$90.9	$43.7	$136.0	$166.3

033-34370	April 2012

PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
(a) Financial Statements:
	(1)	Included in Part A
Condensed Financial Information
	(2)	Included in Part B:
Financial Statements of Variable Annuity Account B:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2011
		-	Statements of Operations for the year ended December 31, 2011
		-	Statements of Changes in Net Assets for the years ended December 31, 2011 and
2010
		-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Consolidated Balance Sheets as of December 31, 2011, and 2010
		-	Consolidated Statements of Operations for the years ended December 31, 2011,
2010, and 2009
		-	Consolidated Statements of Comprehensive Income for the years ended
December 31, 2011, 2010, and 2009
		-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended
December 31, 2011, 2010, and 2009
		-	Consolidated Statements of Cash Flows for the years ended December 31, 2011,
2010, and 2009
		-	Notes to Consolidated Financial Statements
(b) Exhibits
	(1)	Resolution establishing Variable Annuity Account B (“Registrant”). (Incorporated by
reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-
4, File No. 033-75986, as filed on April 22, 1996.)
	(2)	Not Applicable.
	(3.1)	Standard form of Broker-Dealer Agreement. (Incorporated herein by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-
81216, as filed on April 11, 2006.)
	(3.2)	Underwriting Agreement dated November 17, 2006, between ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC. (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4, File No.
33-75996, as filed on December 20, 2006.)
	(3.3)	Confirmation of Underwriting Agreement. (Incorporated herein by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-
81216, as filed on April 11, 2006.)
	(3.4)	Federated Broker Dealer Agreement (9/2/94). (Incorporated herein by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-4, File No. 33-79122,
as filed on August 16, 1995.)
	(3.5)	Intercompany Agreement dated December 22, 2010 between Directed Services LLC and
ING Life Insurance and Annuity Company. (Incorporated herein by reference to Post-
Effective Amendment No. 1 to Registration Statement on Form N-4, File No. 333-
167680, as filed on February 11, 2011.)
	(3.6)	Intercompany Agreement dated December 22, 2010 between ING Investment
Management LLC and ING Life Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-
4, File No. 333-167680, as filed on February 11, 2011.)
	(4.1)	Variable Annuity Contract (G-CDA-97(NY)). (Incorporated herein by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-
34370, as filed on December 16, 1997.)

(4.2)	Variable Annuity Contract Certificate (GMCC-97(NY)) to Contract G-CDA-97(NY).
(Incorporated herein by reference to Post-effective Amendment 32 to Registration
Statement on Form N-4, File No. 33-34370, as filed on December 16, 1997.)
(4.3)	Variable Annuity Contract (G-MP1(5/97)). (Incorporated herein by reference to Post-
Effective Amendment No. 30 to Registration Statement on Form N-4, File No. 33-
34370, as filed on September 29, 1997.)
(4.4)	Variable Annuity Contract Certificate (MP1CERT(5/97)). (Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4,
File No. 33-34370, as filed on September 29, 1997.)
(4.5)	Variable Annuity Contract (I-MP1(5/97)). (Incorporated herein by reference to Post-
Effective Amendment No. 30 to Registration Statement on Form N-4, File No. 33-
34370, as filed on September 29, 1997.)
(4.6)	Variable Annuity Contract (G-MP1(5/96)). (Incorporated herein by reference to Post-
Effective Amendment No. 26 to Registration Statement on Form N-4, File No. 33-
34370, as filed on February 21, 1997.)
(4.7)	Variable Annuity Contract Certificate (MP1CERT(5/96)). (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4,
File No. 33-34370, as filed on February 21, 1997.)
(4.8)	Variable Annuity Contract (G-CDA-96(NY)). (Incorporated herein by reference to Post-
Effective Amendment No. 26 to Registration Statement on Form N-4, File No. 33-
34370, as filed on February 21, 1997.)
(4.9)	Variable Annuity Contract (I-MP1(5/96)). (Incorporated herein by reference to Post-
Effective Amendment No. 26 to Registration Statement on Form N-4, File No. 33-
34370, as filed on February 21, 1997.)
(4.10)	Variable Annuity Contract Certificate (GMCC-96(NY)). (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4,
File No. 33-34370, as filed on February 21, 1997.)
(4.11)	Variable Annuity Contract (G-CDA-IC(NQ)). (Incorporated herein by reference to Post-
Effective Amendment No. 35 to Registration Statement on Form N-4, File No. 33-
34370, as filed on April 17, 1998.)
(4.12)	Variable Annuity Contract Certificate (GMCC-IC(NQ)). (Incorporated herein by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-4,
File No. 33-34370, as filed on April 17, 1998.)
(4.13)	Variable Annuity Contract Certificate (GMCC-IC(NQ/MP)). (Incorporated herein by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-4,
File No. 33-34370, as filed on April 17, 1998.)
(4.14)	Variable Annuity Contract (G-CDA-IC(IR)). (Incorporated herein by reference to Post-
Effective Amendment No. 35 to Registration Statement on Form N-4, File No. 33-
34370, as filed on April 17, 1998.)
(4.15)	Variable Annuity Contract Certificate (GMCC-IC(IR)). (Incorporated herein by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4,
File No. 33-34370, as filed on April 9, 1999.)
(4.16)	Variable Annuity Contract (I-CDA-IC(IR/MP)). (Incorporated herein by reference to
Post-Effective Amendment No. 35 to Registration Statement on Form N-4, File No. 33-
34370, as filed on April 17, 1998.)
(4.17)	Variable Annuity Contracts and Certificates (G-CDA-IC(IR/NY)), (GMCC-IC(IR/NY)),
(G-CDA-IC(NQ/NY)) and (GMCC-IC(NQ/NY)). (Incorporated herein by reference to
Post-Effective Amendment No. 1 to Registration Statement on Form N-4, File No. 33-
87932), as filed on September 19, 1995.)
(4.18)	Endorsements (MP1IRA(5/97)) and (I-MP1IRA(5/97)) to Contract G-MP1(5/96) and
Certificate MP1CERT(5/96). (Incorporated herein by reference to Post-Effective
Amendment No. 26 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 21, 1997.)

(4.19)	Endorsements (MP1QP(5/97)) and (I-MP1QP(5/97)) to Contract G-MP1(5/96) and
Certificate MP1CERT(5/96). (Incorporated herein by reference to Post-Effective
Amendment No. 26 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 21, 1997.)
(4.20)	Endorsements (MP1TDA(5/97)) and (I-MP1TDA(5/97)) to Contract G-MP1(5/96) and
Certificate MP1CERT(5/96). (Incorporated herein by reference to Post-Effective
Amendment No. 26 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 21, 1997.)
(4.21)	Endorsements (MP1DC(5/97)) and (I-MP1DC(5/97)) to Contract G-MP1(5/96) and
Certificate MP1CERT(5/96). (Incorporated herein by reference to Post-Effective
Amendment No. 26 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 21, 1997.)
(4.22)	Endorsement (MP1IRA(11/96)) to Contract G-CDA-96(NY) and Certificate GMCC-
96(NY). (Incorporated herein by reference to Post-Effective Amendment No. 26 to
Registration Statement on Form N-4, File No. 33-34370, as filed on February 21, 1997.)
(4.23)	Endorsement (MP1END(9/97)) to Contract I-MP1(5/97). (Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4,
File No. 33-34370, as filed on September 29, 1997.)
(4.24)	Endorsement (E1-MPROTH-97)) to Contract G-MP1(5/97). (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4,
File No. 33-34370, as filed on December 16, 1997.)
(4.25)	Endorsement (EI1MPROTH-97)) to Contract IMP1(5/97). (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4,
File No. 33-34370, as filed on December 16, 1997.)
(4.26)	Endorsement (MP1IRA(11/97) to Contract G-MP1(5/97)). (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4,
File No. 33-34370, as filed on December 16, 1997.)
(4.27)	Endorsement (I-MP1IRA(11/97) to Contract I-MP1(5/97)). (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4,
File No. 33-34370, as filed on December 16, 1997.)
(4.28)	Endorsement (MP1END(9/97)) to Contract G-MP1(5/97) and Certificate
MP1CERT(5/97). (Incorporated herein by reference to Post-Effective Amendment No.
33 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 12,
1998.)
(4.29)	Endorsement (I-MP1END(9/97)) to Contract I-MP1(5/97). (Incorporated herein by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4,
File No. 33-34370, as filed on February 12, 1998.)
(4.30)	Endorsement (MPNQEND(4/95) to Contract G-CDA-IC(NQ). (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4,
File No. 33-34370, as filed on February 27, 1998.)
(4.31)	Endorsement (MPIREND(4/95) to Contract G-CDA-IC(IR). (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4,
File No. 33-34370, as filed on February 27, 1998.)
(4.32)	Endorsement (IMPNQEND(4/95) to Contract I-CDA-IC(NQ/MP). (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-
4, File No. 33-34370, as filed on February 27, 1998.)
(4.33)	Endorsement (EMPGET98) to Contract G-MP1(5/97). (Incorporated herein by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4, File No.
33-34370, as filed on September 14, 1998.)
(4.34)	Endorsement (MPNQCERTEND(4/95)) to Certificate GMCC-IC(NQ). (Incorporated
herein by reference to Post-Effective Amendment No. 34 to Registration Statement on
Form N-4, File No. 33-34370, as filed on February 27, 1998.)
(4.35)	Endorsement (MPIRCERTEND(4/95)) to Certificate GMCC-IC(IR). (Incorporated
herein by reference to Post-Effective Amendment No. 34 to Registration Statement on
Form N-4, File No. 33-34370, as filed on February 27, 1998.)

(4.36)	Endorsement (EGET(99) to Contracts (Incorporated herein by reference to Post-
Effective Amendment No. 13 to Registration Statement on Form N-4, File No. 333-
01107, as filed on April 7, 1999.)
(4.37)	Endorsement ENMCHG(05/02) and ENMCHG1(05/02) for name change. (Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on
Form N-4, File No. 33-75962, as filed on April 8, 2002.)
(4.38)	Contract Schedule I Accumulation Period (G-MP1(11/97)-5) to Group Contract G-
MP1(5/97). (Incorporated herein by reference to post-Effective Amendment No. 32 to
Registration Statement on Form N-4, File No. 33-34370, as filed on April 8, 2002.)
(4.39)	Contract Schedule I Accumulation Period (I-MP1(11/97)-5) to Individual Contract I-
MP1(5/97). (Incorporated herein by reference to post-Effective Amendment No. 32 to
Registration Statement on Form N-4, File No. 33-34370, as filed on April 8, 2002.)
(5.1)	Variable Annuity Contract Application (MPAPPNY(1/96)). (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4,
File No. 33-34370, as filed on December 16, 1997.)
(5.2)	Variable Annuity Contract Application (300-MAR-IB). (Incorporated herein by reference to Post-Effective Amendment No. 29 to Registration Statement on Form N-4,
File No. 33-34370, as filed on August 18, 1997.)
(5.3)	Variable Annuity Contract Application (710.6.13). (Incorporated herein by reference to
Post-Effective Amendment No. 29 to Registration Statement on Form N-4, File No. 33-
34370, as filed on August 18, 1997.)
(6.1)	Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of
ING Life Insurance and Annuity Company). (Incorporated herein by reference to ING
Life Insurance and Annuity Company Annual Report on Form 10-K, File No. 33-23376,
as filed on March 31, 2008.)
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company,
effective October 1, 2007. (Incorporated herein by reference to the ING Life Insurance and Annuity Company annual report on form 10-K, File No. 33-23376, as filed on
March 31, 2008.)

(7)	Not Applicable

(8.1)	Fund Participation Agreement dated as of May 1, 1998, by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna
Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment
Management, Inc. (Incorporated herein by reference to Initial Registration Statement on
Form N-4, File No. 333-56297, as filed on June 8, 1998.)
(8.2)	Amendment dated November 9, 1998, to Fund Participation Agreement dated as of May
1, 1998, by and among Aetna Life Insurance and Annuity Company and Aetna Variable
Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to Post-
Effective Amendment No. 2 on Form N-4, File No. 333-56297, as filed on December
14, 1998.)
(8.3)	Second Amendment dated December 31, 1999, to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna
Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment
Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No.
19 on Form N-4, File No. 333-01107, as filed on February 16, 2000.)

(8.4)	Third Amendment dated February 11, 2000, to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, and December 31, 1999, by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of it series, and Aeltus
Investment Management, Inc. (Incorporated herein by reference to Post-Effective
Amendment No. 20 on Form N-4, File No. 333-01107, as filed on April 4, 2000.)
(8.5)	Fourth Amendment dated May 1, 2000, to Fund Participation Agreement dated as of
May 1, 1998, and amended on November 9, 1998, December 31, 1999, and February 11,
2000, by and among Aetna Life Insurance and Annuity Company and Aetna Variable
Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to Post-
Effective Amendment No. 20 on Form N-4, File No. 333-01107, as filed on April 4,
2000.)
(8.6)	Fifth Amendment dated February 27, 2001, to Fund Participation Agreement dated as of
May 1, 1998, and amended on November 9, 1998, December 31, 1999, February 11,
2000, and May 1, 2000, by and among Aetna Life Insurance and Annuity Company and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 24 on Form N-4, File No. 333-01107, as
filed on April 13, 2001.)
(8.7)	Sixth Amendment dated as of June 19, 2001, to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, December 31, 1999, February 11,
2000, May 1, 2000, and February 27, 2001, by and among Aetna Life Insurance and
Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
Portfolios, Inc. on behalf of each of it series, and Aeltus Investment Management, Inc.
(Incorporated herein by reference to Post-Effective Amendment No. 32 on Form N-4,
File No. 33-75988, as filed on April 13, 2004.)
(8.8)	Service Agreement effective as of May 1, 1998, between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios,
Inc. on behalf of each of its series. (Incorporated herein by reference to Initial
Registration Statement on Form N-4, File No. 333-56297, as filed on June 8, 1998.)
(8.9)	Amendment dated November 4, 1998, and effective as of October 15, 1998, to Service
Agreement effective as of May 1, 1998, between Aeltus Investment Management, Inc.
and Aetna Life Insurance and Annuity Company in connection with the sale of shares of
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective
Amendment No. 2 to Registration Statement on Form N-4, File No. 333-56297, as filed on December 14, 1998.)

(8.10)	Second Amendment dated February 11, 2000, to Service Agreement effective as of May
1, 1998, and amended on November 4, 1998, between Aeltus Investment Management,
Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios,
Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4, File No. 333-01107, as filed on April 4, 2000.)
(8.11)	Third Amendment dated May 1, 2000, to Service Agreement effective as of May 1,
1998, and amended on November 4, 1998, and February 11, 2000, between Aeltus
Investment Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund,
Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation portfolios, Inc. on behalf of each of its series and Aetna
Variable Portfolios, Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4, File No.
333-01107, as filed on April 4, 2000.)
(8.12)	Fourth Amendment dated as of June 26, 2001, to Service Agreement effective as of May
1, 1998, and amended on November 4, 1998, February 11, 2000, and May 1, 2000,
between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity
Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on
behalf of each of its series, Aetna Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on
Form N-4, File No. 33-75988, as filed on April 13, 2004.)
(8.13)	Fund Participation Agreement dated December 1, 1997, among Calvert Responsibly
Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life
Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective
Amendment No. 8 to Registration Statement on Form N-4, File No. 333-01107, as filed on February 19, 1998.)
(8.14)	Service Agreement dated December 1, 1997, between Calvert Asset Management Asset
Management Company, Inc. and Aetna Life Insurance and Annuity Company.
(Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration
Statement on Form N-4, File No. 333-01107, as filed on February 19, 1998.)
(8.15)	Rule 22c-2 Agreement dated no later than April 16, 2007, and is effective as of October
16, 2007, between Calvert Distributors, Inc., ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits Administrators, Inc.
(Incorporated herein by reference to Post-Effective Amendment No. 60 to Registration
Statement on form N-4, File No. 33-75962, as filed on June 15, 2007.)
(8.16)	Amended and Restated Participation Agreement as of June 26 2009 by and among ING
Life Insurance and Annuity Company, Variable Insurance Products Fund, Variable
Insurance Products Fund II and Fidelity Distributors Corporation · Incorporated by
reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4
(File No. 333-01107), as filed on December 18, 2009.
(8.17)	First Amendment effective June 26, 2009 to Participation Agreement as of June 26,
2009 by and among ING Life Insurance and Annuity Company, Variable Insurance
Products Fund, Variable Insurance Products Fund II and Fidelity Distributors
Corporation · Incorporated by reference to Post-Effective Amendment No. 56 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18,
2009.

(8.18)	Letter Agreement dated May 16, 2007, and effective July 2, 2007, between ING Life
Insurance and Annuity Company, Variable Insurance Products Fund, Variable Insurance
Products Fund I, Variable Insurance Products Fund II, Variable Insurance Products Fund
V and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-
Effective Amendment No. 51 to the Registration Statement on Form N-4, File No. 33-
75962, a filed on July 27, 2007.)
(8.19)	Service Agreement effective as of June 1, 2002, by and between Directed Services, Inc.,
ING Financial Advisers, LLC, and Fidelity Distributors Corporation. (Incorporated
herein by reference to Post-Effective Amendment No. 33 to Registration Statement on
Form N-4, File No. 33-75988, as filed on August 5, 2004.)
(8.20)	Service Contract effective as of June 1, 2002, by and between Directed Services, Inc.,
ING Financial Advisers, LLC, and Fidelity Distributors Corporation. (Incorporated
herein by reference to Post-Effective Amendment No. 33 to Registration Statement on
Form N-4, File No. 33-75988, as filed on August 5, 2004.)
(8.21)	First Amendment effective April 1, 2005 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 · Incorporated by reference to Post-Effective Amendment
No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.22)	Second Amendment effective April 1, 2006 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 · Incorporated by reference to Post-Effective Amendment
No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.23)	Rule 22c-2 Agreement dated no later than April 16, 2007, and is effective as of October
16, 2007, between Fidelity Distributors Corporation, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators,
Inc. (Incorporated herein by reference to Post-Effective Amendment No. 50 to
Registration Statement on Form N-4, File No. 33-75962, as filed on June 15, 2007.
(8.24)	Fund Participation Agreement dated April 30, 2003, among ING Life Insurance and
Annuity Company, The GCG Trust (renamed effective May 1, 2003, ING Investors
Trust) and Directed Services, Inc. (Incorporated herein by reference to Post-effective
Amendment No. 54 to Registration Statement on Form N-1A, File No. 33-23512, as
filed on August 1, 2003.)
(8.25)	Amendment dated October 9, 2006 to the Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity Company, ING Investors Trust and Directed
Services, Inc. · Incorporated by reference to Post-Effective Amendment No. 47 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21,
2006.
(8.26)	Fund Participation Agreement dated as of November 28, 2001, among Portfolio
Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment
Services, LLC. (Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4, File No. 33-75962, as filed on April 8, 2002.)
(8.27)	Amendment dated March 5, 2002, between Portfolio Partners, Inc. (to be renamed ING
Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be
renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna
Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Fund
Participation Agreement dated November 28, 2001. (Incorporated herein by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4, File No. 33-
75962, as filed on April 8, 2002.)

(8.28)	Amendment dated May 1, 2003, between ING Partners, Inc., ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC to Fund Participation Agreement
dated November 28, 2001, and subsequently amended on March 5, 2002. (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement on
Form N-4, File No. 33-75988, as filed on April 10, 2003.)
(8.29)	Amendment dated November 1, 2004, to the Fund Participation Agreement between
ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated November 28, 2001, and subsequently amended on March 5, 2002, and May 1, 2003. (Incorporated herein by reference to Post-Effective Amendment No.
20 to Registration Statement on Form N-1A, File No. 333-32575, as filed on April 1,
2005.)
(8.30)	Amendment dated April 29, 2005, to the Fund Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated November 28, 2001, and subsequently amended on March 5, 2002, May 1,
2003, and November 1, 2004. (Incorporated herein by reference to Post-Effective
Amendment No. 32 to Registration Statement on Form N-4, File No. 33-81216, as filed on April 11, 2006.)
(8.31)	Amendment dated August 31, 2005, to the Fund Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated November 28, 2001, subsequently amended on March 5, 2002, May 1, 2003, and November 1, 2004, and April 29, 2005. (Incorporated herein by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-
81216, as filed on April 11, 2006.)
(8.32)	Amendment dated December 7, 2005, to the Fund Participation Agreement between
ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated November 28, 2001, subsequently amended on March 5, 2002,
May 1, 2003, November 1, 2004, April 29, 2005, and August 31, 2005. (Incorporated
herein by reference to Post-Effective Amendment No. 32 to Registration Statement on
Form N-4, File No. 33-81216, as filed on April 11, 2006.)
(8.33)	Shareholder Servicing Agreement (Service Class Shares) dated as of November 27,
2001, between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company.
(Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4, File No. 33-75962, as filed on April 8, 2002.)
(8.34)	Amendment dated March 5, 2002, between Portfolio Partners (to be renamed ING
Partners, Inc. effective may 1, 2002) and Aetna Life Insurance and Annuity Company
(to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the
Shareholder Servicing Agreement dated November 27, 2001. (Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4,
File No. 33-75962, as filed on April 8, 2002.)
(8.35)	Amendment dated May 1, 2003, by and between ING Portfolio Partners, Inc. to the
Shareholder Servicing Agreement (Service Class Shares) dated November 27, 2001, as amended on March 5, 2002. (Incorporated herein by reference to Post-Effective
Amendment No. 28 to Registration Statement on Form N-4, File No. 33-75988, as filed on April 1, 2003.)
(8.36)	Amendment dated November 1, 2004 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, as amended on March 5, 2002 and May 1, 2003 ·
Incorporated by reference to Initial Registration Statement on Form N-4 (File No.333-
134760), as filed on June 6, 2006.
(8.37)	Amendment dated April 29, 2005, to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, and as amended on March 5, 2002, May 1, 2003, and November 1, 2004. (Incorporated herein by reference to Post-Effective Amendment
No. 32 to Registration Statement on Form N-4, File No. 33-81216, as filed on April 11,
2006.)

(8.38)	Amendment dated December 7, 2005 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003,
November 1, 2004 and April 29, 2005 · Incorporated by reference to Initial Registration
Statement on Form N-4 (File No.333-134760), as filed on June 6, 2006.
(8.39)	Amendment dated April 28, 2006 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003,
November 1, 2004, April 29, 2005 and December 7, 2005 · Incorporated by reference to
Initial Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6,
2006.
(8.40)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective October 16, 2007, between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits Administrators Inc.
(Incorporated herein by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4, File No. 33-75962, as filed on June 15, 2007.
(9)	Opinion and Consent of Counsel, attached.
(10)	Consent of Independent Registered Public Accounting Firm, attached.
(11)	Not Applicable
(12)	Not Applicable
(13)	Authorization for Signatures. (Incorporated herein by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4, File No. 33-75986, as filed on April 2, 1996.)
(14)	Powers of Attorney, attached.

Item 25	Directors and Officers of the Depositor

	Name and Principal Business Address	Positions and Offices with Depositor
	Patrick G. Flynn, Amstelveenseweg 500 1081 KL	Director and Chairman
Amsterdam The Netherlands
	Mary (Maliz) E. Beams, One Orange Way, Windsor, CT	President and Director
06095-4774
	Donald W. Britton, 5780 Powers Ferry Road, NW,	Director
Atlanta, GA 30327
	Alain M. Karaoglan, 230 Park Avenue, New York, NY	Director
10169
	Robert G. Leary, 230 Park Avenue, New York, NY	Director
10169
	Rodney O. Martin, 230 Park Avenue, New York, NY	Director
10169
	Michael S. Smith, 1475 Dunwoody Drive, West	Director
Chester, PA 19380
	Ewout L. Steenbergen, 230 Park Avenue, New York,	Director, Executive Vice President and Chief Financial
	NY 10169	Officer
	Boyd G. Combs, 5780 Powers Ferry Road, NW,	Senior Vice President, Tax
Atlanta, GA 30327
	Brian D. Comer, One Orange Way, Windsor, CT	Senior Vice President
06095-4774
	Ralph R. Ferraro, One Orange Way, Windsor, CT	Senior Vice President
06095-4774
	Mark B. Kaye, 1475 Dunwoody Drive, West Chester,	Senior Vice President
PA 19380

	Name and Principal Business Address	Positions and Offices with Depositor
Richard T. Mason, One Orange Way, Windsor, CT		Senior Vice President
06095-4774
Timothy T. Matson, One Orange Way, Windsor, CT		Senior Vice President
06095-4774
Gilbert E. Mathis, 5780 Powers Ferry Road, NW,		Senior Vice President
Atlanta, GA 30327
David S. Pendergrass, 5780 Powers Ferry Road, NW,		Senior Vice President and Treasurer
Atlanta, GA 30327
Steven T. Pierson, 5780 Powers Ferry Road, NW,		Senior Vice President and Chief Accounting Officer
Atlanta, GA 30327
Prakash Shimpi, 230 Park Avenue, New York, NY		Senior Vice President
10169
Ida I. Colón-Perez, One Orange Way, Windsor, CT		Vice President and Chief Compliance Officer
06095-4774
Megan A. Huddleston, One Orange Way, Windsor, CT		Secretary
06095-4774

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant
Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 7 to the Registration
Statement on Form N-6 for Security Life Separate Account L1 of Security Life of Denver Insurance
Company (File No. 333-147534), as filed with the Securities and Exchange Commission on April 3,
2012.

Item 27.	Number of Contract Owners
As of February 29, 2012, there were 42,258 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B of ING Life Insurance and Annuity Company.

Item 28.	Indemnification
Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by
Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the
CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that
Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2)
a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section
33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify.
Also Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, ING America
Insurance Holdings, Inc. maintains a Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies covers ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include the principal underwriter as well as the depositor and any/all assets under the care, custody and control of ING American Insurance Holdings, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime (a.k.a “Financial Institutional Bond”).

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of
November 28, 2000, provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING.
Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority.
An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29.	Principal Underwriter
(a) In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers,
LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and
Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account C of
ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity Account G of ILIAC
(separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING
Financial Advisers, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar
Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company
(a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS
ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York
Variable Annuity Funds A, B, C (a management investment company registered under the 1940
Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H,
I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life
Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:

Name and Principal Business Address	Positions and Offices with Principal Underwriter
Ronald R. Barhorst, One Orange Way, Windsor, CT	Director and President
06095-4774
Karl S. Lindberg, 909 Locust Street, Des Moines, IA	Director
50309
Kristin H. Hultgren, One Orange Way, Windsor, CT	Chief Financial Officer
06095-4774
Brian Wilson, One Orange Way, Windsor, CT 06095-	Assistant Chief Financial Officer
4774
Carol S. Stern, 4550 North Park Avenue, Chevy Chase,	Director
MD 20815

Name and Principal Business Address		Positions and Offices with Principal Underwriter
Ida I. Colón-Perez, One Orange Way, Windsor, CT		Chief Compliance Officer
06095-4774
Brian D. Comer, One Orange Way, Windsor, CT 06095-		Senior Vice President and Director
4774
Boyd G. Combs, 5780 Powers Ferry Road, N.W.,		Senior Vice President , Tax
Atlanta, GA 30327
William S. Jasien, 12701 Fair Lakes Circle, Ste 470,		Senior Vice President
Fairfax, VA 22033
M. Bishop Bastien, 1474 Stone Point Drive, Suite 129,		Vice President
Roseville, CA 95814
Nancy B. Bocella, One Orange Way, Windsor, CT		Vice President
06095-4774
Dianne C. Bogoian, One Orange Way, Windsor, CT		Vice President
06095-4774
Anthony V. Camp, Jr., One Orange Way, Windsor, CT		Vice President
06095-4774
Mary K. Carey-Reid, One Orange Way, Windsor, CT		Vice President
06095-4774
Nancy D. Clifford, One Orange Way, Windsor, CT		Vice President
06095-4774
Christopher Cokinis, 909 Locust Street, Des Moines, IA		Vice President
50309
William P. Elmslie, One Orange Way, Windsor, CT		Vice President
06095-4774
Joseph J. Elmy, 5780 Powers Ferry Road, N.W.,		Vice President, Tax
Atlanta, GA 30327
Bernard P. Heffernon, 10740 Nall Avenue, Ste 120,		Vice President
Overland Park, KS 66211
Mark E. Jackowitz, 22 Century Hill Drive, Suite 101,		Vice President
Latham, NY 12110
David Kaherl, One Orange Way, Windsor, CT 06095-		Vice President
4774
David A. Kelsey, One Orange Way, Windsor, CT		Vice President
06095-4774
Barbara Kesterson, 909 Locust Street, Des Moines, IA		Vice President
50309
George D. Lessner, Jr., 15455 North Dallas Parkway,		Vice President
Suite 1250, Addison, TX 75001
Katherine E. Lewis, 10700 West Research Drive, Suite		Vice President
190, Milwaukee, W	I 53226
David J. Linney, 2900 N. Loop W, Ste 180, Houston,		Vice President
TX 77092
Frederick C. Litow, 5780 Powers Ferry Road, N.W.,		Vice President
Atlanta, GA 30327
Mark R. Luckinbill, 2841 Plaza Place, Ste. 210, Raleigh,		Vice President
NC 27612
Richard T. Mason, One Orange Way, Windsor, CT		Vice President
06095-4774
Brian J. Murphy, One Orange Way, Windsor, CT		Vice President
06095-4774
David S. Pendergrass, 5780 Powers Ferry Road, NW,		Vice President and Treasurer
Atlanta, GA 30327
Ethel Pippin, One Orange Way, Windsor, CT 06095-		Vice President
4774

Name and Principal Business Address	Positions and Offices with Principal Underwriter
Michael J. Pise, One Orange Way, Windsor, CT 06095-	Vice President
4774
Christina Rust, One Orange Way, Windsor, CT 06095-	Vice President
4774
Spencer T. Shell, 5780 Powers Ferry Road, N.W.,	Vice President and Assistant Treasurer
Atlanta, GA 30327
Frank W. Snodgrass, 9020 Overlook Boulevard,	Vice President
Brentwood, TN 37219
Christina M. Starks, 2000 21st Avenue NW	Vice President
Minot ND 58703

Terran Titus, One Orange Way, Windsor, CT	Vice President
06095-4774
S. Bradford Vaughan, Jr., 520 Pike, Ste 2510, Seattle,	Vice President
WA 98101
Judeen T. Wrinn, One Orange Way, Windsor, CT	Vice President
06095-4774
Nancy S. Stillman, One Orange Way, One Orange Way,	Assistant Vice President
Windsor, CT 06095-4774
Megan A. Hulddeston, One Orange Way, One Orange	Secretary
Way, Windsor, CT 06095-4774
Tina M. Nelson, 20 Washington Avenue S,	Assistant Secretary
Minneapolis, MN 55401
Melissa A. O’Donnell, 20 Washington Avenue S,	Assistant Secretary
Minneapolis, MN 55401
Jennifer M. Ogren, 20 Washington Avenue South,	Assistant Secretary
Minneapolis, MN 55401
Randall K. Price, 20 Washington Avenue S,	Assistant Secretary
Minneapolis, MN 55401
Susan M. Vega, 20 Washington Avenue S, Minneapolis,	Assistant Secretary
MN 55401
Barry Eidex, 5780 Powers Ferry Road, N.W., Atlanta,	Tax Officer
GA 30327
Terry L. Owens, 5780 Powers Ferry Road, N.W.,	Tax Officer
Atlanta, GA 30327

	(c)	Compensation from January 1, 2011 to December 31, 2011:
		(1)	(2)	(3)	(4)	(5)
Net
		Name of	Underwriting	Compensation on
		Principal	Discounts and	Redemption or	Brokerage
		Underwriter	Commissions	Annuitization	Commissions	Compensation*
ING Financial
		Advisers, LLC				$1,807,861.34

*	Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account
B of ING Life Insurance and Annuity Company during 2011.

Item 30.	Location of Accounts and Records
All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at One Orange Way, Windsor, CT 06095-4774
and ING Americas at 5780 Powers Ferry Road, Atlanta, GA 30327-4390 and 1475 Dunwoody Drive,
West Chester, PA a19380-1478.

Item 31.	Management Services
Not Applicable

Item 32.	Undertakings
Registrant hereby undertakes:
(i) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;
(ii) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information;
and
(iii) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through
(4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American
Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by ING Life Insurance and Annuity Company.

The Depositor and Registrant rely on SEC regulation.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant,
Variable Annuity Account B, certifies that it meets all the requirements for effectiveness of this Registration
Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment
No. 66 to this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of
West Chester, and Commonwealth of Pennsylvania, on the 19th day of April, 2012.

VARIABLE ANNUITY ACCOUNT B
(Registrant)

By: ING LIFE INSURANCE AND ANNUITY COMPANY
(Depositor)

By:
Mary (Maliz) E. Beams*
President
(principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 66 to the
Registration Statement has been signed by the following persons in the capacities indicated and on the date indicated.

Signature	Title
Director and President
Mary (Maliz) E. Beams*	(principal executive officer)

Director and Chairman
Patrick G. Flynn*

Director
Donald W. Britton*

Director
Alain M. Karaoglan*

Director
Robert G. Leary*

Director
Rodney O. Martin*

	Director	April
Michael S. Smith*		19, 2012

Director, Executive Vice President and Chief Financial
Ewout L. Steenbergen*	Officer (principal financial officer)

Senior Vice President and Chief Accounting Officer
Steven T. Pierson*	(principal accounting officer)

/s/ Nicholas Morinigo
By:
Nicholas Morinigo as Attorney-in-Fact
*Executed by Nicholas Morinigo on behalf of those indicated pursuant to Powers of Attorney.

		VARIABLE ANNUITY ACCOUNT B
		EXHIBIT INDEX
Exhibit No.		Exhibit
24	(b)(9)	Opinion and Consent of Counsel
24(b)	(10)	Consent of Independent Registered Public Accounting Firm
24(b)	(14)	Powers of Attorney